As filed with the SEC on November 24, 2010.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04419
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: July 1, 2010 — September 30. 2010

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

PREFERRED CORPORATE DEBT SECURITIES - 1.6%
Commercial Banks - 0.5%
ABN Amro North American Holding Preferred
Capital Repackage Trust I
6.52%, 11/08/2012 - 144A Ž *	$1,300	$1,170
Diversified Financial Services - 0.3%
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 Ž ^ *	630	675
Insurance - 0.8%
Lincoln National Corp.
7.00%, 05/17/2066 *	1,700	1,598

Total Preferred Corporate Debt Securities (cost $3,192)		3,443

CORPORATE DEBT SECURITIES - 90.5%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	1,255	1,307
6.88%, 09/15/2020	450	457
BE Aerospace, Inc.
6.88%, 10/01/2020	800	816
8.50%, 07/01/2018 ^	575	627
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	140	151
7.75%, 03/15/2020 - 144A	400	432
Hawker Beechcraft Acquisition Co., LLC
8.50%, 04/01/2015 ^	1,025	791
Hexcel Corp.
6.75%, 02/01/2015	1,175	1,177
Spirit Aerosystems, Inc.
7.50%, 10/01/2017 ^	735	759
Triumph Group, Inc.
8.63%, 07/15/2018	450	484
Auto Components - 0.2%
Lear Corp.
7.88%, 03/15/2018 ^	365	387
8.13%, 03/15/2020 ^	140	150
Automobiles - 0.1%
Motors Liquidation Co.
7.13%, 07/15/2013 Џ	130	42
7.20%, 01/15/2011 Џ	500	161
8.10%, 06/15/2024 Џ	175	56
Beverages - 1.7%
Constellation Brands, Inc.
7.25%, 09/01/2016 - 5/15/2017 ^	2,450	2,609
Cott Beverages USA, Inc.
8.13%, 09/01/2018 - 144A ^	575	609
Cott Beverages, Inc.
8.38%, 11/15/2017 - 144A	385	408
Building Products - 2.0%
Masco Corp.
7.75%, 08/01/2029 ^	900	881
Ply Gem Industries, Inc.
11.75%, 06/15/2013	2,170	2,322
13.13%, 07/15/2014 ^	1,100	1,121
Chemicals - 2.8%
Huntsman International LLC
5.50%, 06/30/2016 ^	1,710	1,638
8.63%, 03/15/2020 ^	350	362
8.63%, 03/15/2021 - 144A	750	776
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A	475	519
Nova Chemicals Corp.
3.75%, 11/15/2013 *^	775	741
8.38%, 11/01/2016	1,340	1,410
8.63%, 11/01/2019 ^	750	796
Commercial Services & Supplies - 1.1%
Aramark Corp.
8.50%, 02/01/2015 ^	400	416
Ceridian Corp.
12.25%, 11/15/2015 Ώ	1,000	948
Koppers, Inc.
7.88%, 12/01/2019	1,000	1,043
World Color USA Corp.
6.13%, 11/15/2013 Ә	690	w
Computers & Peripherals - 0.7%
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016 ^	1,440	1,469
Consumer Finance - 1.9%
American General Finance Corp.
5.85%, 06/01/2013	1,925	1,776
6.90%, 12/15/2017 ^	2,860	2,388
Containers & Packaging - 2.0%
Ball Corp.
6.63%, 03/15/2018	500	526
6.75%, 09/15/2020	350	371
Cascades, Inc.
7.75%, 12/15/2017	75	78
7.88%, 01/15/2020	750	782
CB Smurfit Stone
8.00%, 03/15/2017 Џ	1,329	48
Graphic Packaging International, Inc.
7.88%, 10/01/2018	900	925
9.50%, 06/15/2017 ^	200	213
Jefferson Smurfit Corp.
8.25%, 10/01/2012 Џ	725	26
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	250	257
7.38%, 05/15/2016 ^	585	630
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	650	616
Diversified Consumer Services - 1.6%
Ford Holdings LLC
9.30%, 03/01/2030	1,625	1,807
Service Corp., International
6.75%, 04/01/2016	500	516
7.00%, 06/15/2017 ^	1,160	1,227
Diversified Financial Services - 7.7%
Ally Financial, Inc.
6.75%, 12/01/2014 ^	1,550	1,615
8.00%, 03/15/2020 - 144A	650	710
8.30%, 02/12/2015 - 144A	600	654
Ardagh Packaging Finance PLC
7.38%, 10/15/2017 - 144A	350	350
9.13%, 10/15/2020 - 144A	350	350
CIT Group, Inc.
7.00%, 05/01/2014 - 05/01/2017 ^	4,400	4,347
7.00%, 05/01/2015	400	397
Ford Motor Credit Co., LLC
6.63%, 08/15/2017 ^	210	224
7.00%, 04/15/2015 ^	1,425	1,523
9.88%, 08/10/2011 ^	1,500	1,589
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Nielsen Finance LLC
7.75%, 10/15/2018 - 144A	$850	$844
Nuveen Investments, Inc.
10.50%, 11/15/2015	2,610	2,593
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 - 144A Ώ	1,908	1,818
Diversified Telecommunication Services - 6.1%
Cincinnati Bell, Inc.
7.00%, 02/15/2015 ^	450	450
Frontier Communications Corp.
8.13%, 10/01/2018 ^	630	688
8.50%, 04/15/2020 ^	380	419
9.00%, 08/15/2031	1,200	1,280
Intelsat Corp.
9.25%, 06/15/2016	450	480
Qwest Communications International, Inc.
7.50%, 02/15/2014	1,150	1,173
Qwest Communications International, Inc.-Series B
7.50%, 02/15/2014	500	510
Sprint Capital Corp.
6.90%, 05/01/2019 ^	1,100	1,106
8.75%, 03/15/2032 ^	3,725	3,910
Windstream Corp.
8.63%, 08/01/2016	3,180	3,363
Electric Utilities — 4.4%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	755	757
Dynegy Holdings, Inc.
7.50%, 06/01/2015 ^	680	536
7.75%, 06/01/2019 ^	3,535	2,421
Elwood Energy LLC
8.16%, 07/05/2026	1,212	1,139
Intergen NV
9.00%, 06/30/2017 - 144A	2,275	2,406
LSP Energy, LP
8.16%, 07/15/2025	1,250	876
Texas Competitive Electric Holdings Co., LLC - Series A
10.25%, 11/01/2015 ^	2,350	1,539
Energy Equipment & Services - 0.4%
Pride International, Inc.
6.88%, 08/15/2020 ^	775	844
Food & Staples Retailing - 1.3%
Rite Aid Corp.
7.50%, 03/01/2017 ^	1,500	1,382
10.38%, 07/15/2016 ^	75	78
SUPERVALU, Inc.
8.00%, 05/01/2016 ^	1,420	1,431
Food Products - 1.5%
Del Monte Corp.
6.75%, 02/15/2015	605	625
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A ^	1,580	1,654
Tyson Foods, Inc.
6.60%, 04/01/2016	1,000	1,106
Health Care Equipment & Supplies - 1.1%
Accellent, Inc.
10.50%, 12/01/2013	150	152
Cooper Cos., Inc.
7.13%, 02/15/2015	2,205	2,227
Health Care Providers & Services - 4.0%
Community Health Systems, Inc.
8.88%, 07/15/2015 ^	2,265	2,407
HCA, Inc.
9.25%, 11/15/2016 ^	3,315	3,587
Healthsouth Corp.
7.75%, 09/15/2022	520	524
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 - 144A ^	375	383
U.S. Oncology, Inc.
9.13%, 08/15/2017	1,650	1,749
UHS Escrow Corp.
7.00%, 10/01/2018 - 144A	100	103
Hotels, Restaurants & Leisure - 7.2%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	1,300	1,515
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ	900	w
GWR Operating Partnership LLP
10.88%, 04/01/2017 - 144A	800	814
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 ^	1,200	959
12.75%, 04/15/2018 - 144A	1,410	1,315
MGM Resorts International
5.88%, 02/27/2014 ^	200	171
7.50%, 06/01/2016 ^	1,010	853
10.38%, 05/15/2014 ^	170	189
11.38%, 03/01/2018 ^	1,695	1,613
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013 ^	940	744
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	400	421
7.00%, 06/15/2013 ^	1,125	1,183
7.25%, 06/15/2016 ^	200	208
Seminole Hard Rock Entertainment, Inc.
2.79%, 03/15/2014 - 144A *	175	154
Seneca Gaming Corp.
7.25%, 05/01/2012	1,784	1,756
Sheraton Holding Corp.
7.38%, 11/15/2015	674	740
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018 ^	655	704
7.15%, 12/01/2019 ^	500	543
WMG Acquisition Corp.
9.50%, 06/15/2016 ^	750	803
Wynn Las Vegas LLC
7.75%, 08/15/2020 - 144A	935	986
Household Durables - 4.2%
Beazer Homes USA, Inc.
9.13%, 06/15/2018	625	585
12.00%, 10/15/2017	1,000	1,150
D.R. Horton, Inc.
5.25%, 02/15/2015 ^	650	642
Jarden Corp.
7.50%, 01/15/2020	900	936
7.50%, 05/01/2017	1,005	1,040
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016 ^	1,000	1,001
KB Home
9.10%, 09/15/2017	1,225	1,260
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Household Durables (continued)
Meritage Homes Corp.
6.25%, 03/15/2015	$830	$815
7.15%, 04/15/2020 ^	350	331
Mohawk Industries, Inc.
6.88%, 01/15/2016 ^	1,000	1,041
Standard Pacific Corp.
8.38%, 05/15/2018 ^	225	225
Independent Power Producers & Energy Traders - 3.0%
Calpine Corp.
7.88%, 07/31/2020 - 144A	1,100	1,130
Edison Mission Energy
7.00%, 05/15/2017 ^	3,090	2,232
7.20%, 05/15/2019	1,000	708
NRG Energy, Inc.
7.38%, 02/01/2016 - 01/15/2017	1,745	1,793
8.25%, 09/01/2020 - 144A	800	825
Insurance - 0.9%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	650	493
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	1,275	1,505
IT Services - 2.0%
SunGard Data Systems, Inc.
9.13%, 08/15/2013 ^	2,045	2,088
Unisys Corp.
12.50%, 01/15/2016	200	223
14.25%, 09/15/2015 - 144A	2,000	2,381
Machinery - 0.8%
ArvinMeritor, Inc.
10.63%, 03/15/2018 ^	230	255
Case New Holland, Inc.
7.88%, 12/01/2017 - 144A ^	275	299
Navistar International Corp.
8.25%, 11/01/2021 ^	1,070	1,142
Media - 4.6%
Bonten Media Acquisition Co.
9.00%, 06/01/2015 - 144A Ώ	72	37
Cablevision Systems Corp.
7.75%, 04/15/2018	920	973
8.00%, 04/15/2020 ^	150	161
CCO Holdings LLC
7.25%, 10/30/2017 - 144A	550	558
7.88%, 04/30/2018 - 144A ^	440	457
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 - 144A ^	100	99
Charter Communications Operating LLC
8.00%, 04/30/2012 - 144A ^	1,150	1,219
Clear Channel Communications, Inc.
10.75%, 08/01/2016 ^	325	254
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 ^	1,075	1,146
CSC Holdings LLC
8.50%, 04/15/2014 ^	1,585	1,745
8.50%, 06/15/2015	300	328
DISH DBS Corp.
7.75%, 05/31/2015	2,050	2,185
7.88%, 09/01/2019 ^	300	323
Nexstar Broadcasting, Inc.
8.88%, 04/15/2017 - 144A	450	469
Metals & Mining - 1.1%
Steel Dynamics, Inc.
7.38%, 11/01/2012 ^	1,000	1,068
U.S. Steel Corp.
7.00%, 02/01/2018	775	791
7.38%, 04/01/2020 ^	450	469
Multiline Retail - 2.3%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014 ^	1,700	1,675
JC Penney Corp., Inc.
7.13%, 11/15/2023	575	601
7.95%, 04/01/2017 ^	1,250	1,403
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014 ^	1,300	1,378
Oil, Gas & Consumable Fuels - 9.0%
Chesapeake Energy Corp.
6.63%, 08/15/2020 ^	1,110	1,160
7.25%, 12/15/2018 ^	900	970
9.50%, 02/15/2015 ^	600	695
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 - 144A	800	812
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A	225	244
8.25%, 04/01/2020 - 144A	570	623
Continental Resources, Inc.
7.13%, 04/01/2021 - 144A ^	400	416
8.25%, 10/01/2019	600	657
El Paso Corp.
7.25%, 06/01/2018 ^	950	1,024
8.25%, 02/15/2016 ^	545	606
Energy Transfer Equity, LP
7.50%, 10/15/2020 ^	1,560	1,642
Hilcorp Energy I, LP
8.00%, 02/15/2020 - 144A	270	277
Inergy, LP
7.00%, 10/01/2018 - 144A	500	513
Kinder Morgan Finance Co.
5.70%, 01/05/2016	1,000	1,031
Linn Energy LLC
7.75%, 02/01/2021 - 144A	900	908
Linn Energy LLC Finance Corp.
8.63%, 04/15/2020 - 144A	720	763
Newfield Exploration Co.
6.63%, 09/01/2014 ^	890	910
6.88%, 02/01/2020 ^	175	186
OPTI Canada, Inc.
8.25%, 12/15/2014	2,250	1,709
9.00%, 12/15/2012 - 144A ^	100	101
Petrohawk Energy Corp.
7.25%, 08/15/2018 - 144A ^	570	581
Pioneer Natural Resources Co.
6.65%, 03/15/2017	800	853
6.88%, 05/01/2018	1,085	1,161
Plains Exploration & Production Co.
7.00%, 03/15/2017 ^	1,310	1,343
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015 - 144A	100	102
Tesoro Corp.
6.63%, 11/01/2015 ^	625	627
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Paper & Forest Products - 3.9%
Domtar Corp.
10.75%, 06/01/2017 ^	$950	$1,183
Georgia-Pacific LLC
7.13%, 01/15/2017 - 144A	965	1,022
8.00%, 01/15/2024 ^	495	556
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	280	283
Verso Paper Holdings LLC
11.50%, 07/01/2014 ^	280	307
Verso Paper Holdings LLC — Series B
11.38%, 08/01/2016 ^	1,213	1,090
Westvaco Corp.
8.20%, 01/15/2030	1,425	1,558
Weyerhaeuser Co.
7.38%, 03/15/2032	2,600	2,647
Pharmaceuticals - 1.0%
Mylan, Inc.
7.63%, 07/15/2017 - 144A	468	498
7.88%, 07/15/2020 - 144A ^	675	722
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 - 144A	200	204
7.00%, 10/01/2020 - 144A	300	307
7.63%, 03/15/2020 - 144A	450	572
Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts, LP
6.38%, 03/15/2015 ^	400	410
7.13%, 11/01/2013 ^	397	404
9.00%, 05/15/2017 ^	340	380
Host Hotels & Resorts, LP — Series Q
6.75%, 06/01/2016 ^	350	363
iStar Financial, Inc.
5.88%, 03/15/2016 ^	2,850	2,154
Real Estate Management & Development - 0.8%
Realogy Corp.
10.50%, 04/15/2014 ^	2,080	1,768
Road & Rail - 0.7%
Hertz Corp.
7.50%, 10/15/2018 - 144A	670	670
8.88%, 01/01/2014 ^	900	924
Semiconductors & Semiconductor Equipment - 1.4%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A ^	550	572
10.13%, 12/15/2016 ^	464	422
NXP BV
9.75%, 08/01/2018 - 144A	1,875	1,997
Software - 0.7%
First Data Corp.
9.88%, 09/24/2015	380	311
11.25%, 03/31/2016 ^	1,605	1,155
Specialty Retail - 0.1%
Blockbuster, Inc.
11.75%, 10/01/2014 - 144A Џ	1	1
Claire’s Stores, Inc.
9.25%, 06/01/2015	138	125
10.50%, 06/01/2017 ^	150	129
Textiles, Apparel & Luxury Goods - 1.0%
Jones Apparel Group, Inc.
6.13%, 11/15/2034	1,000	815
Levi Strauss & Co.
7.63%, 05/15/2020 ^	240	249
8.88%, 04/01/2016 ^	840	888
Phillips-Van Heusen Corp.
7.38%, 05/15/2020 ^	310	327
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015 ^	575	578

Total Corporate Debt Securities (cost $192,810)		198,985

	Shares	Value

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
Ally Financial, Inc. 7.00% - 144A	707	636
Total Preferred Stock (cost $223)

COMMON STOCKS - 0.6%
Commercial Services & Supplies - 0.0% ∞
Mark IV LLC ‡ Ә	816	12
Containers & Packaging - 0.6%
Smurfit-Stone Container Corp. ‡ ^	65,241	1,199

Total Common Stocks (cost $1,469)		1,211

SECURITIES LENDING COLLATERAL - 23.9%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	52,629,510	52,630
Total Securities Lending Collateral (cost $52,630)

	Principal	Value

REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $11,954 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $12,197.	$11,954	11,954
Total Repurchase Agreement (cost $11,954)

Total Investment Securities (cost $262,278) #		268,859
Other Assets and Liabilities — Net		(49,076)

Net Assets		$219,783

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $51,557.

Џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $12, or less than 0.01% of the fund’s net assets

‡	Non-income producing security.

w	Value and/or principal is less than $1.

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $262,278. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,429 and $3,848, respectively. Net unrealized appreciation for tax purposes is $6,581.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $40,257, or 18.32%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,198	$—	$12	$1,210
Corporate Debt Securities	—	198,986	w	198,986
Preferred Corporate Debt Securities	—	3,443	—	3,443
Preferred Stocks	636	—	—	636
Repurchase Agreement	—	11,954	—	11,954
Securities Lending Collateral	52,630	—	—	52,630

Total	$54,464	$214,383	$12	$268,859
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	9/30/2010
Common Stocks	$—	$12	$—	$—	$—	$—	$12
Corporate Debt Securities	—	—	—	—	—	w	w
Total	$—	$12	$—	$—	$—	$ w	$12
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury Bond
4.38%, 05/15/2040	$1,820	$2,044
U.S. Treasury Note
0.63%, 07/31/2012	5,590	5,613
1.75%, 07/31/2015	5,625	5,761
3.50%, 05/15/2020	2,195	2,383

Total U.S. Government Obligations (cost $15,722)		15,801

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.4%
Fannie Mae
1.13%, 07/30/2012 ^	2,000	2,022
4.50%, 04/01/2025	370	389
5.00%, 01/01/2013- 03/01/2023	350	374
5.38%, 06/12/2017	275	330
5.50%, 01/01/2024- 06/01/2038	1,272	1,357
6.63%, 11/15/2030	90	124
Fannie Mae, TBA
4.00%	1,030	1,064
4.50%	1,710	1,781
5.00%	1,115	1,174
6.00%	730	784
6.50%	445	485
Freddie Mac
4.50%, 05/01/2023	370	390
Freddie Mac, TBA
4.00%	375	391
4.50%	755	785
5.00%	745	782
5.50%	735	780
6.00%	365	391
Ginnie Mae
4.50%, 06/15/2039	745	785
5.00%, 10/15/2039	735	784
5.50%, 04/15/2040	365	394
6.00%, 06/15/2037	360	391

Total U.S. Government Agency Obligations (cost $15,765)		15,757

MORTGAGE-BACKED SECURITIES - 1.7%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.55%, 04/15/2040 *	185	202
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	199
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	196
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	195
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	197
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.37%, 09/15/2039	185	201

Total Mortgage-Backed Securities (cost $1,180)		1,190

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
Mellon Capital IV
6.24%, 06/20/2012 * Ž	115	105
Total Preferred Corporate Debt Security (cost $101)

CORPORATE DEBT SECURITIES - 10.6%
Aerospace & Defense - 0.3%
Boeing Co.
6.00%, 03/15/2019	80	97
United Technologies Corp.
4.88%, 05/01/2015 ^	85	97
Beverages - 0.3%
Bottling Group LLC
6.95%, 03/15/2014 ^	85	100
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2022	70	100
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019 ^	85	102
Capital Markets - 0.9%
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	100
Goldman Sachs Group, Inc.
6.13%, 02/15/2033 ^	95	103
7.50%, 02/15/2019	85	101
Morgan Stanley
5.50%, 07/24/2020 ^	100	103
6.63%, 04/01/2018	100	111
UBS AG
5.88%, 07/15/2016 ^	100	111
Chemicals - 0.3%
Dow Chemical Co.
8.55%, 05/15/2019	80	101
E.I. du Pont de Nemours & Co.
5.88%, 01/15/2014 ^	85	97
Commercial Banks - 0.9%
Barclays Bank PLC
5.45%, 09/12/2012	100	109
European Investment Bank
4.88%, 02/15/2036 ^	90	100
5.13%, 05/30/2017 ^	85	101
PNC Funding Corp.
5.13%, 02/08/2020 ^	90	97
Wachovia Corp.
5.50%, 05/01/2013 ^	90	99
Wells Fargo & Co.
5.63%, 12/11/2017 ^	85	97
Communications Equipment - 0.1%
Cisco Systems, Inc.
5.25%, 02/22/2011	95	97
Computers & Peripherals - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	75	100
Consumer Finance - 0.4%
American Express Co.
8.13%, 05/20/2019	75	97
Capital One Financial Corp.
6.75%, 09/15/2017 ^	85	102

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Consumer Finance (continued)
HSBC Finance Corp.
7.00%, 05/15/2012 ^	$90	$97
Diversified Financial Services - 2.1%
Bank of America Corp.
4.88%, 01/15/2013 ^	95	101
5.38%, 09/11/2012 ^	90	96
5.63%, 07/01/2020 ^	95	100
Bear Stearns Cos., LLC
5.55%, 01/22/2017 ^	90	98
5.70%, 11/15/2014	175	198
Citigroup, Inc.
5.50%, 04/11/2013 ^	90	97
6.50%, 08/19/2013	90	99
8.50%, 05/22/2019 ^	80	99
Diageo Capital PLC
7.38%, 01/15/2014	85	101
General Electric Capital Corp.
4.38%, 11/21/2011 ^	95	99
4.80%, 05/01/2013 ^	90	97
5.63%, 05/01/2018	90	100
John Deere Capital Corp.
5.25%, 10/01/2012 ^	90	98
JPMorgan Chase & Co.
4.40%, 07/22/2020	95	97
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
5.80%, 02/15/2019 ^	85	101
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100	113
Verizon Communications, Inc.
5.25%, 04/15/2013	90	99
Electric Utilities - 0.7%
AEP Texas Central Co.
6.65%, 02/15/2033	85	98
Carolina Power & Light Co.
6.50%, 07/15/2012 ^	90	99
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035 ^	90	95
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	101
Pacific Gas & Electric Co.
4.80%, 03/01/2014 ^	90	99
Food & Staples Retailing - 0.3%
CVS Caremark Corp.
4.75%, 05/18/2020 ^	90	98
Wal-Mart Stores, Inc.
2.88%, 04/01/2015 ^	95	100
Food Products - 0.1%
Kraft Foods, Inc.
6.25%, 06/01/2012 ^	90	98
Health Care Providers & Services - 0.1%
WellPoint, Inc.
7.00%, 02/15/2019	80	97
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
5.00%, 02/01/2019	85	98
Household Products - 0.1%
Procter & Gamble Co.
4.70%, 02/15/2019 ^	85	97
Insurance - 0.4%
Berkshire Hathaway, Inc.
3.20%, 02/11/2015 ^	95	101
MetLife, Inc.
7.72%, 02/15/2019 ^	80	102
Prudential Financial, Inc.
5.38%, 06/21/2020 ^	90	97
IT Services - 0.1%
International Business Machines Corp.
5.60%, 11/30/2039	85	98
Machinery - 0.1%
Caterpillar, Inc.
7.38%, 03/01/2097	55	72
Media - 0.8%
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	70	99
Disney Walt Co.
5.50%, 03/15/2019 ^	85	101
News America, Inc.
5.65%, 08/15/2020 ^	85	98
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 ^	75	99
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	99
Multiline Retail - 0.2%
Target Corp.
7.00%, 01/15/2038 ^	100	129
Multi-Utilities - 0.1%
Dominion Resources, Inc.
7.50%, 06/30/2066 * ^	95	97
Oil, Gas & Consumable Fuels - 0.3%
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	96
SeaRiver Maritime, Inc.
Zero Coupon, 09/01/2012	105	101
Pharmaceuticals - 0.6%
Abbott Laboratories
4.13%, 05/27/2020 ^	90	98
Merck & Co., Inc.
4.75%, 03/01/2015 ^	90	102
Novartis Capital Corp.
2.90%, 04/24/2015 ^	95	100
Pfizer, Inc.
5.35%, 03/15/2015	85	98
Software - 0.2%
Oracle Corp.
5.25%, 01/15/2016 ^	85	99
Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	85	97
Wireless Telecommunication Services - 0.3%
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	96
Vodafone Group PLC
5.50%, 06/15/2011 ^	95	98

Total Corporate Debt Securities (cost $7,450)		7,469

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 31.9%
Aerospace & Defense - 0.5%
BAE Systems PLC	3,333	$18
Boeing Co.	700	47
Bombardier, Inc. - Class B	1,700	8
European Aeronautic Defence and Space Co., NV ‡	385	10
Finmeccanica SpA	446	5
General Dynamics Corp.	300	19
Goodrich Corp.	100	7
Honeywell International, Inc. ^	700	31
L-3 Communications Holdings, Inc.	100	7
Lockheed Martin Corp. ^	300	21
Northrop Grumman Corp. ^	300	18
Precision Castparts Corp. ^	100	13
Raytheon Co. ^	400	18
Rockwell Collins, Inc. ^	100	6
Rolls-Royce Group PLC ‡	1,810	17
Safran SA	348	10
Singapore Technologies Engineering, Ltd.	2,000	5
Thales SA	140	5
United Technologies Corp. ^	900	65
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. ^	200	14
Deutsche Post AG	799	14
Expeditors International of Washington, Inc. ^	200	9
FedEx Corp.	300	26
TNT NV	485	13
United Parcel Service, Inc. - Class B	700	47
Yamato Holdings Co., Ltd.	400	5
Airlines - 0.1%
All Nippon Airways Co., Ltd. ‡	1,000	4
Cathay Pacific Airways, Ltd.	2,000	5
Delta Air Lines, Inc. ‡ ^	700	8
Deutsche Lufthansa AG ‡	597	11
Qantas Airways, Ltd. ‡	3,293	9
Ryanair Holdings PLC ADR ^	72	2
Singapore Airlines, Ltd.	1,000	13
Southwest Airlines Co.	700	9
Auto Components - 0.1%
Aisin Seiki Co., Ltd. ^	200	6
BorgWarner, Inc. ‡	200	11
Bridgestone Corp.	600	11
Cie Generale des Etablissements Michelin - Class B ^	139	11
Continental AG ‡	89	7
Denso Corp. ^	500	15
Johnson Controls, Inc.	600	18
Magna International, Inc. - Class A	100	8
Nokian Renkaat OYJ	150	5
Stanley Electric Co., Ltd. ^	200	3
Toyoda Gosei Co., Ltd.	100	2
Toyota Industries Corp.	200	5
Automobiles - 0.5%
Bayerische Motoren Werke AG	313	22
Daimler AG ‡	852	54
Fiat SpA	763	12
Ford Motor Co. ‡ ^	2,800	34
Fuji Heavy Industries, Ltd.	1,000	6
Harley-Davidson, Inc. ^	300	9
Honda Motor Co., Ltd. ^	1,700	60
Isuzu Motors, Ltd.	1,000	4
Mazda Motor Corp.	1,000	2
Mitsubishi Motors Corp. ‡ ^	4,000	5
Nissan Motor Co., Ltd. ^	2,500	22
Peugeot SA ‡	152	5
Renault SA ‡	205	11
Suzuki Motor Corp. ^	300	6
Toyota Motor Corp. ^	2,800	101
Volkswagen AG	114	13
Yamaha Motor Co., Ltd. ‡ ^	200	3
Beverages - 0.7%
Anheuser-Busch InBev NV	682	40
Asahi Breweries, Ltd.	400	8
Brown-Forman Corp. - Class B ^	100	6
Carlsberg AS - Class B	119	12
Coca-Cola Amatil, Ltd.	694	8
Coca-Cola Co.	2,100	123
Coca-Cola Enterprises, Inc. ^	300	9
Coca-Cola Hellenic Bottling Co. SA	173	5
Constellation Brands, Inc. - Class A ‡ ^	400	7
Diageo PLC	2,366	41
Dr. Pepper Snapple Group, Inc. ^	200	7
Foster’s Group, Ltd.	1,823	11
Hansen Natural Corp. ‡ ^	200	9
Heineken Holding NV	175	8
Heineken NV	289	15
Kirin Holdings Co., Ltd.	1,000	14
Molson Coors Brewing Co. - Class B ^	200	9
PepsiCo, Inc. ^	1,600	106
Pernod-Ricard SA	187	16
SABMiller PLC	896	29
Biotechnology - 0.3%
Amgen, Inc. ‡	1,000	55
Biogen IDEC, Inc. ‡ ^	300	17
Celgene Corp. ‡ ^	400	23
Cephalon, Inc. ‡ ^	100	6
CSL, Ltd.	526	17
Genzyme Corp. ‡ ^	300	21
Gilead Sciences, Inc. ‡ ^	900	32
Human Genome Sciences, Inc. ‡ ^	200	6
Vertex Pharmaceuticals, Inc. ‡ ^	200	7
Building Products - 0.1%
Asahi Glass Co., Ltd.	1,000	10
ASSA Abloy AB	295	7
Cie de St-Gobain	363	16
Daikin Industries, Ltd.	200	8
JS Group Corp.	200	4
Capital Markets - 0.7%
Ameriprise Financial, Inc. ^	200	9
Bank of New York Mellon Corp.	1,100	29
BlackRock, Inc. - Class A ^	100	17
Charles Schwab Corp.	1,000	14
CI Financial Corp. ^	400	8
Credit Suisse Group AG	1,063	45
Daiwa Securities Group, Inc. ^	2,000	8

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Capital Markets (continued)
Deutsche Bank AG	927	$51
Franklin Resources, Inc. ^	200	21
Goldman Sachs Group, Inc. ^	500	73
IGM Financial, Inc. ^	200	8
Julius Baer Group, Ltd.	626	23
Legg Mason, Inc. ^	300	9
Macquarie Group, Ltd.	316	11
Man Group PLC	2,381	8
Mediobanca SpA ‡	1,088	10
Mizuho Securities Co., Ltd.	1,000	2
Morgan Stanley	1,200	30
Nomura Holdings, Inc. ^	3,300	16
Northern Trust Corp. ^	200	10
Ratos AB — Class B	229	8
SBI Holdings, Inc. ^	24	3
State Street Corp. ^	500	19
T. Rowe Price Group, Inc. ^	200	10
TD Ameritrade Holding Corp. ‡ ^	500	8
UBS AG ‡	3,437	58
Chemicals - 0.8%
Agrium, Inc.	200	15
Air Liquide SA	266	31
Air Products & Chemicals, Inc. ^	200	17
Airgas, Inc. ^	100	7
Akzo Nobel NV	233	14
Asahi Kasei Corp.	1,000	6
BASF SE	868	54
Celanese Corp. — Class A ^	300	10
CF Industries Holdings, Inc. ^	100	10
Daicel Chemical Industries, Ltd.	1,000	7
Dow Chemical Co. ^	1,100	30
E.I. du Pont de Nemours & Co. ^	900	39
Eastman Chemical Co. ^	100	7
Ecolab, Inc.	200	10
FMC Corp. ^	100	7
Givaudan SA	8	8
Incitec Pivot, Ltd.	2,463	9
Israel Chemicals, Ltd.	419	6
Israel Corp, Ltd. ‡	3	3
JSR Corp.	200	3
K & S AG	194	12
Koninklijke DSM NV	142	7
Kuraray Co., Ltd. ^	500	6
Linde AG	159	21
Lubrizol Corp. ^	100	11
Makhteshim-Agan Industries, Ltd. ‡	513	2
Mitsubishi Chemical Holdings Corp. ^	1,000	5
Mitsubishi Gas Chemical Co., Inc.	1,000	6
Mitsui Chemicals, Inc.	1,000	3
Monsanto Co. ^	500	24
Mosaic Co. ^	100	6
Nitto Denko Corp. ^	200	8
Novozymes A/S	75	10
Orica, Ltd.	341	8
Potash Corp. of Saskatchewan, Inc.	300	42
PPG Industries, Inc. ^	200	15
Praxair, Inc. ^	300	27
Shin-Etsu Chemical Co., Ltd. ^	400	19
Showa Denko KK	2,000	4
Sigma-Aldrich Corp. ^	100	6
Solvay SA — Class A	56	6
Sumitomo Chemical Co., Ltd. ^	2,000	9
Syngenta AG	90	22
Taiyo Nippon Sanso Corp.	1,000	9
Teijin, Ltd.	1,000	3
Toray Industries, Inc.	1,000	6
UBE Industries, Ltd.	1,000	2
Umicore	108	5
Wacker Chemie AG	41	8
Yara International ASA	212	10
Commercial Banks - 2.7%
Alpha Bank A.E. ‡	479	3
Aozora Bank, Ltd. ^	2,000	3
Australia & New Zealand Banking Group, Ltd.	2,393	55
Banca Monte dei Paschi di Siena SpA ‡	7,433	10
Banco Bilbao Vizcaya Argentaria SA	3,363	45
Banco Comercial Portugues SA	2,661	2
Banco Espirito Santo SA	496	2
Banco Santander SA	7,774	99
Bank Hapoalim Bm ‡	936	4
Bank Leumi Le-Israel Bm ‡	1,113	5
Bank of Cyprus Public Co., Ltd.	824	4
Bank of East Asia, Ltd.	1,400	6
Bank of Ireland ‡	3,209	3
Bank of Montreal	500	29
Bank of Nova Scotia	1,000	53
Bank of Yokohama, Ltd.	1,000	5
Barclays PLC	10,803	51
BB&T Corp.	700	17
BNP Paribas	896	64
BOC Hong Kong Holdings, Ltd.	3,500	11
Canadian Imperial Bank of Commerce ^	400	29
Chiba Bank, Ltd.	1,000	6
Chugoku Bank, Ltd.	1,000	12
Chuo Mitsui Trust Holdings, Inc.	1,000	3
Comerica, Inc.	200	7
Commerzbank AG ‡ ^	1,201	10
Commonwealth Bank of Australia	1,542	76
Credit Agricole SA	876	14
DBS Group Holdings, Ltd.	2,000	21
Deutsche Postbank AG ‡	186	6
Dexia SA ‡ ^	801	4
DnB NOR ASA	923	13
EFG Eurobank Ergasias SA ‡	330	2
Erste Group Bank AG	178	7
Fifth Third Bancorp ^	800	10
Fukuoka Financial Group, Inc.	1,000	4
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	5
Hang Seng Bank, Ltd.	700	10
Hiroshima Bank, Ltd.	1,000	4
Hokuhoku Financial Group, Inc.	2,000	4
HSBC Holdings PLC	17,436	178

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Banks (continued)
Intesa Sanpaolo SpA	7,275	$24
Israel Discount Bank, Ltd. - Class A ‡	1,012	2
Joyo Bank, Ltd.	1,000	4
KBC Groep NV ‡	152	7
KeyCorp ^	1,000	8
Lloyds TSB Group PLC ‡	37,922	44
M&T Bank Corp. ^	100	8
Mitsubishi UFJ Financial Group, Inc. ^	12,500	58
Mizrahi Tefahot Bank, Ltd.	232	2
Mizuho Financial Group, Inc. ^	20,200	30
Mizuho Trust & Banking Co., Ltd. ‡ ^	4,000	3
National Australia Bank, Ltd.	2,002	49
National Bank of Canada ^	200	13
National Bank of Greece SA ‡	952	9
Natixis ‡	1,559	9
Nishi-Nippon City Bank, Ltd.	1,000	3
Nordea Bank AB	3,051	32
Oversea-Chinese Banking Corp.	2,000	13
Piraeus Bank SA ‡	533	3
PNC Financial Services Group, Inc.	500	26
Raiffeisen International Bank Holding AG ‡ ^	79	4
Regions Financial Corp. ^	1,100	8
Resona Holdings, Inc. ^	600	5
Royal Bank of Canada	1,400	73
Royal Bank of Scotland Group PLC ‡	21,566	16
Senshu Ikeda Holdings, Inc. ^	1,500	2
Seven Bank, Ltd. ^	2	4
Shizuoka Bank, Ltd.	1,000	9
Skandinaviska Enskilda Banken AB - Class A ^	1,332	10
Societe Generale	594	34
Standard Chartered PLC	1,913	55
Sumitomo Mitsui Financial Group, Inc. ^	1,300	38
Sumitomo Trust & Banking Co., Ltd.	1,000	5
SunTrust Banks, Inc. ^	500	13
Svenska Handelsbanken AB - Class A	462	15
Swedbank AB ‡	666	9
Toronto-Dominion Bank ^	900	65
U.S. Bancorp ^	1,800	39
UniCredit SpA	14,563	37
Unione di Banche Italiane SCpA	452	4
United Overseas Bank, Ltd.	1,000	14
Wells Fargo & Co.	5,000	126
Westpac Banking Corp.	2,811	63
Commercial Services & Supplies - 0.2%
Aggreko PLC	672	16
Avery Dennison Corp.	200	7
Brambles, Ltd.	1,587	10
Cintas Corp. ^	200	6
DAI Nippon Printing Co., Ltd.	1,000	12
Iron Mountain, Inc. ^	300	7
Pitney Bowes, Inc. ^	400	9
Republic Services, Inc. - Class A ^	400	12
Secom Co., Ltd.	200	9
Securitas AB - Class B	593	6
Stericycle, Inc. ‡ ^	100	7
Toppan Printing Co., Ltd.	1,000	8
Waste Management, Inc. ^	400	14
Communications Equipment - 0.5%
Alcatel-Lucent ‡	1,519	5
Cisco Systems, Inc. ‡	5,800	127
F5 Networks, Inc. ‡ ^	100	10
Harris Corp.	200	9
Juniper Networks, Inc. ‡ ^	500	15
Motorola, Inc. ‡ ^	2,200	19
Nokia OYJ	3,537	36
QUALCOMM, Inc.	1,600	72
Research In Motion, Ltd. ‡	500	24
Telefonaktiebolaget LM Ericsson - Class B	2,985	33
Computers & Peripherals - 0.7%
Apple, Inc. ‡	900	256
Dell, Inc. ‡	1,700	22
EMC Corp. ‡ ^	1,900	39
Fujitsu, Ltd. ^	2,000	14
Hewlett-Packard Co.	2,300	97
NEC Corp.	2,000	5
NetApp, Inc. ‡ ^	300	15
SanDisk Corp. ‡ ^	200	7
Seagate Technology PLC ‡	700	8
Seiko Epson Corp. ^	200	3
Teradata Corp. ‡	400	15
Toshiba Corp.	4,000	19
Western Digital Corp. ‡ ^	300	9
Construction & Engineering - 0.2%
ACS Actividades Co. ^	455	23
Bouygues SA	218	9
Fluor Corp. ^	200	10
Hochtief AG	81	7
Jacobs Engineering Group, Inc. ‡	200	8
Kajima Corp.	1,000	2
Leighton Holdings, Ltd. ^	287	9
Obayashi Corp.	1,000	4
Quanta Services, Inc. ‡ ^	300	6
Shimizu Corp.	1,000	4
Skanska AB - Class B	377	7
SNC-Lavalin Group, Inc.	200	10
Taisei Corp.	2,000	4
Vinci SA	411	21
Construction Materials - 0.1%
Cimpor Cimentos de Portugal SGPS SA	265	2
CRH PLC ^	762	12
HeidelbergCement AG	120	6
Holcim, Ltd.	341	22
Lafarge SA	189	11
Vulcan Materials Co.	200	7
Consumer Finance - 0.1%
Acom Co., Ltd. ^	180	3
American Express Co. ^	1,000	42
Capital One Financial Corp.	400	16
Credit Saison Co., Ltd.	300	4
Discover Financial Services	500	8
ORIX Corp. ^	100	8
SLM Corp. ‡ ^	700	8
Containers & Packaging - 0.1%
Amcor, Ltd.	1,271	7
Ball Corp.	100	6

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Containers & Packaging (continued)
Crown Holdings, Inc. ‡ ^	300	$8
Owens-Illinois, Inc. ‡ ^	200	6
Pactiv Corp. ‡	200	7
Toyo Seikan Kaisha, Ltd. ^	200	4
Distributors - 0.0% ∞
Genuine Parts Co.	200	9
Li & Fung, Ltd.	2,000	11
Diversified Consumer Services - 0.0% ∞
Apollo Group, Inc. - Class A ‡ ^	200	10
Benesse Holdings, Inc.	100	5
Diversified Financial Services - 0.9%
ASX, Ltd.	282	9
Bank of America Corp.	10,200	134
Cie Nationale a Portefeuille	58	3
CIT Group, Inc. ‡ ^	200	8
Citigroup, Inc. ‡	24,300	95
CME Group, Inc. - Class A	100	26
Criteria Caixacorp SA	3,927	21
Deutsche Boerse AG	184	12
Groupe Bruxelles Lambert SA	76	6
Hong Kong Exchanges & Clearing, Ltd.	1,000	20
ING Groep NV ‡	3,618	38
IntercontinentalExchange, Inc. ‡ ^	100	10
Invesco, Ltd. ^	400	8
Investor AB - Class B	430	9
JPMorgan Chase & Co. ^	4,000	152
Kinnevik Investment AB	303	6
Leucadia National Corp. ‡ ^	400	9
Mitsubishi UFJ Lease & Finance Co., Ltd. ^	80	3
Moody’s Corp. ^	400	10
NASDAQ OMX Group ‡	400	8
NYSE Euronext	300	9
Pohjola Bank PLC	255	3
Singapore Exchange, Ltd.	1,000	7
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	6,000	172
BCE, Inc. ^	200	7
Belgacom SA	149	6
Bezeq Israeli Telecommunication Corp., Ltd.	1,633	4
BT Group PLC - Class A	7,323	16
CenturyLink, Inc. ^	300	12
Deutsche Telekom AG	2,789	38
Elisa OYJ ‡	144	3
France Telecom SA	1,751	38
Frontier Communications Corp. ^	1,000	8
Hellenic Telecommunications Organization SA	231	2
Iliad SA	52	5
Inmarsat PLC	1,513	16
Koninklijke KPN NV	1,645	25
Nippon Telegraph & Telephone Corp.	500	22
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	666	9
Qwest Communications International, Inc. ^	1,500	9
Singapore Telecommunications, Ltd.	8,000	19
Swisscom AG	29	12
Tele2 AB - Class B	293	6
Telecom Italia SpA	8,847	12
Telecom Italia SpA - RSP	5,692	6
Telefonica SA	3,880	96
Telekom Austria AG	314	5
Telenor ASA	881	14
TeliaSonera AB	2,324	19
Telstra Corp., Ltd.	4,114	10
TELUS Corp.	400	18
TELUS Corp. - Class A	100	4
Verizon Communications, Inc. ^	2,800	91
Windstream Corp. ^	700	9
Electric Utilities - 0.8%
Allegheny Energy, Inc.	200	5
American Electric Power Co., Inc.	500	18
Cheung Kong Infrastructure Holdings, Ltd.	1,000	4
Chubu Electric Power Co., Inc. ^	600	15
Chugoku Electric Power Co., Inc. ^	300	6
CLP Holdings, Ltd.	2,000	16
Consolidated Edison, Inc. ^	300	14
Duke Energy Corp. ^	1,200	21
E.ON AG	1,701	49
EDF SA	244	11
Edison International ^	300	10
Enel SpA	6,217	32
Energias de Portugal SA	1,651	6
Entergy Corp.	200	15
Exelon Corp. ^	600	26
FirstEnergy Corp. ^	300	12
Fortis, Inc. ^	300	9
Fortum OYJ	420	11
Hokkaido Electric Power Co., Inc. ^	200	4
Hokuriku Electric Power Co. ^	200	5
HongKong Electric Holdings, Ltd.	1,500	9
Iberdrola SA	3,721	29
Kansai Electric Power Co., Inc. ^	700	17
Kyushu Electric Power Co., Inc. ^	400	9
Nextera Energy, Inc. ^	400	22
Northeast Utilities ^	300	9
Pepco Holdings, Inc.	300	6
Pinnacle West Capital Corp. ^	200	8
PPL Corp. ^	400	11
Progress Energy, Inc. ^	300	13
Public Power Corp. SA	109	2
Scottish & Southern Energy PLC	900	16
Shikoku Electric Power Co., Inc. ^	200	6
Southern Co.	800	29
Terna Rete Elettrica Nazionale SpA	2,365	10
Tohoku Electric Power Co., Inc. ^	400	9
Tokyo Electric Power Co., Inc. ^	1,200	29
Verbund AG	72	3
Wisconsin Energy Corp. ^	100	6
Electrical Equipment - 0.3%
ABB, Ltd. ‡	2,085	43
Alstom SA	194	10
AMETEK, Inc. ^	200	10
Cooper Industries PLC - Class A ^	200	10
Emerson Electric Co.	700	37

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electrical Equipment (continued)
First Solar, Inc. ‡ ^	100	$15
Furukawa Electric Co., Ltd.	1,000	4
Legrand SA	271	9
Mitsubishi Electric Corp. ^	2,000	17
Renewable Energy Corp., ASA ‡	547	2
Rockwell Automation, Inc. ^	100	6
Roper Industries, Inc.	100	7
Schneider Electric SA	223	28
Sumitomo Electric Industries, Ltd.	700	9
Ushio, Inc. ^	200	3
Vestas Wind Systems A/S ‡	192	7
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. ‡ ^	300	10
Amphenol Corp. - Class A ^	200	10
Avnet, Inc. ‡	200	5
Corning, Inc. ^	1,500	26
Dolby Laboratories, Inc. - Class A ‡	100	6
Flextronics International, Ltd. ‡	1,500	9
FLIR Systems, Inc. ‡	300	8
Foxconn International Holdings, Ltd. ‡	4,000	3
Fujifilm Holdings Corp.	500	17
Hamamatsu Photonics KK	100	3
Hirose Electric Co., Ltd.	100	10
Hitachi Chemical Co., Ltd.	200	4
Hitachi High-Technologies Corp.	200	4
Hitachi, Ltd. ^	5,000	21
Hoya Corp. ^	400	10
Ibiden Co., Ltd.	100	3
Kyocera Corp. ^	200	18
Murata Manufacturing Co., Ltd. ^	200	11
Nidec Corp.	100	9
Omron Corp.	200	5
TDK Corp.	100	6
Tyco Electronics, Ltd.	400	12
Energy Equipment & Services - 0.5%
Aker Solutions ASA	155	2
AMEC PLC	578	9
Baker Hughes, Inc. ^	400	17
Cameron International Corp. ‡ ^	200	9
Cie Generale de Geophysique-Veritas ‡	250	5
Diamond Offshore Drilling, Inc. ^	100	7
FMC Technologies, Inc. ‡ ^	100	7
Fugro NV	112	7
Halliburton Co. ^	900	30
Helmerich & Payne, Inc.	100	4
Nabors Industries, Ltd. ‡ ^	400	7
National Oilwell Varco, Inc.	400	18
Noble Corp. ^	200	7
Petrofac, Ltd.	791	17
Pride International, Inc. ‡ ^	200	6
Saipem SpA	347	14
Schlumberger, Ltd.	1,339	81
SeaDrill, Ltd. ^	264	8
Spectra Energy Corp. ^	600	14
Technip SA	131	11
Tenaris SA	525	10
Transocean, Ltd. ‡ ^	300	19
Weatherford International, Ltd. ‡	700	12
WorleyParsons, Ltd.	374	8
Food & Staples Retailing - 0.8%
AEON Co., Ltd. ^	600	6
Carrefour SA	566	30
Casino Guichard Perrachon SA	106	10
Colruyt SA ^	25	7
Costco Wholesale Corp. ^	400	26
CVS Caremark Corp.	1,300	41
Delhaize Group SA	95	7
FamilyMart Co., Ltd.	100	4
George Weston, Ltd. ^	100	8
J. Sainsbury PLC	1,461	9
Jeronimo Martins SGPS SA	208	3
Kesko OYJ - Class B	73	3
Koninklijke Ahold NV	1,126	15
Kroger Co. ^	600	13
Lawson, Inc.	100	5
Loblaw Cos., Ltd.	200	8
Metcash, Ltd.	991	4
Metro AG	207	13
Metro, Inc. - Class A	100	4
Olam International, Ltd.	1,000	2
Safeway, Inc. ^	400	8
Seven & I Holdings Co., Ltd.	700	16
Shoppers Drug Mart Corp. ^	200	8
SUPERVALU, Inc. ^	600	7
Sysco Corp. ^	600	17
Tesco PLC	7,542	51
Walgreen Co.	900	30
Wal-Mart Stores, Inc.	2,000	108
Wesfarmers, Ltd.	949	30
Wesfarmers, Ltd. - PPS	236	8
Whole Foods Market, Inc. ‡ ^	200	7
WM Morrison Supermarkets PLC	3,742	17
Woolworths, Ltd.	1,171	33
Food Products - 0.9%
Ajinomoto Co., Inc.	1,000	10
Archer-Daniels-Midland Co. ^	600	19
Associated British Foods PLC	990	16
Bunge, Ltd.	100	6
Campbell Soup Co. ^	200	7
ConAgra Foods, Inc.	400	9
General Mills, Inc. ^	600	22
Golden Agri-Resources, Ltd.	10,000	4
Groupe Danone SA	550	33
Hershey Co.	200	10
HJ Heinz Co. ^	300	14
Hormel Foods Corp. ^	200	9
JM Smucker Co. ^	100	6
Kellogg Co. ^	300	15
Kerry Group PLC	180	6
Kraft Foods, Inc. - Class A ^	1,700	53
Lindt & Spruengli AG	1	28
McCormick & Co., Inc. (Non-Voting Shares) ^	200	8
Mead Johnson Nutrition Co. - Class A	200	11
MEIJI Holdings Co., Ltd.	100	5
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Food Products (continued)
Nestle SA	3,275	$175
Nippon Meat Packers, Inc.	1,000	12
Nissin Foods Holdings Co., Ltd.	100	4
Parmalat SpA	1,971	5
Ralcorp Holdings, Inc. ‡	100	6
Saputo, Inc.	200	7
Sara Lee Corp.	600	8
Tyson Foods, Inc. — Class A ^	500	8
Unilever NV	1,539	46
Unilever PLC	1,212	35
Wilmar International, Ltd.	2,000	9
Yakult Honsha Co., Ltd.	100	3
Gas Utilities - 0.1%
EQT Corp. ^	200	7
Gas Natural SDG SA	976	15
Hong Kong & China Gas Co., Ltd.	4,000	10
Oneok, Inc. ^	200	9
Osaka Gas Co., Ltd. ^	2,000	7
Snam Rete Gas SpA	1,996	10
Toho Gas Co., Ltd.	1,000	5
Tokyo Gas Co., Ltd. ^	3,000	14
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc. ^	600	29
Beckman Coulter, Inc. ^	200	10
Becton, Dickinson and Co.	200	15
BioMerieux	42	4
Boston Scientific Corp. ‡ ^	1,400	9
CareFusion Corp. ‡	300	7
Cie Generale D’optique Essilor
International SA	193	13
Cochlear, Ltd.	65	4
Coloplast A/S	34	4
Covidien PLC	500	20
CR Bard, Inc. ^	100	8
Dentsply International, Inc. ^	300	10
Edwards Lifesciences Corp. ‡ ^	100	7
Fresenius SE	106	8
Getinge AB — Class B	189	4
Hologic, Inc. ‡ ^	500	8
Hospira, Inc. ‡ ^	200	11
Medtronic, Inc.	1,000	35
Olympus Corp. ^	200	5
Smith & Nephew PLC	1,881	17
Sonova Holding AG	91	11
St. Jude Medical, Inc. ‡ ^	300	12
Stryker Corp. ^	300	15
Synthes, Inc.	183	21
Terumo Corp. ^	200	11
Varian Medical Systems, Inc. ‡ ^	100	6
Zimmer Holdings, Inc. ‡ ^	200	10
Health Care Providers & Services - 0.4%
Aetna, Inc. ^	400	13
Alfresa Holdings Corp.	100	4
AmerisourceBergen Corp. — Class A ^	300	9
Cardinal Health, Inc. ^	300	10
CIGNA Corp. ^	300	11
Coventry Health Care, Inc. ‡	400	9
DaVita, Inc. ‡ ^	100	7
Express Scripts, Inc. ‡ ^	500	23
Fresenius Medical Care AG & Co.,KGaA	187	12
Henry Schein, Inc. ‡ ^	100	6
Humana, Inc. ‡ ^	200	10
Laboratory Corp. of America Holdings ‡ ^	100	8
McKesson Corp. ^	300	19
Medco Health Solutions, Inc. ‡	400	21
Medipal Holdings Corp. ^	300	4
Patterson Cos., Inc. ^	200	6
Quest Diagnostics, Inc. ^	200	10
Sonic Healthcare, Ltd.	710	8
Suzuken Co., Ltd.	100	3
UnitedHealth Group, Inc.	1,100	38
WellPoint, Inc. ‡	400	22
Health Care Technology - 0.0% ∞
Cerner Corp. ‡ ^	100	8
Hotels, Restaurants & Leisure - 0.4%
Accor SA	179	7
Carnival Corp.	400	15
Carnival PLC	233	9
Compass Group PLC	2,022	17
Crown, Ltd. ^	998	8
Darden Restaurants, Inc. ^	200	9
Genting Singapore PLC ‡	6,000	8
Las Vegas Sands Corp. ‡ ^	300	10
Marriott International, Inc. — Class A ^	300	11
McDonald’s Corp. ^	1,100	83
McDonald’s Holdings Co., Japan, Ltd.	100	2
MGM Resorts International ‡	800	9
Opap SA	211	3
Oriental Land Co., Ltd.	100	9
Royal Caribbean Cruises, Ltd. ‡ ^	300	9
Sands China, Ltd. ‡	4,000	7
Shangri-La Asia, Ltd.	2,000	5
Sodexo	147	10
Starbucks Corp. ^	700	18
Starwood Hotels & Resorts Worldwide, Inc. ^	200	11
Tabcorp Holdings, Ltd.	1,319	9
Tim Hortons, Inc. ^	200	7
Wynn Macau, Ltd. ‡	3,000	5
Wynn Resorts, Ltd.	100	9
Yum! Brands, Inc. ^	400	18
Household Durables - 0.2%
Electrolux AB	269	7
Fortune Brands, Inc. ^	200	10
Garmin, Ltd. ^	300	9
Husqvarna AB — Class B	468	3
Makita Corp.	100	3
Newell Rubbermaid, Inc.	500	9
Panasonic Corp. ^	1,900	26
Rinnai Corp.	100	6
Sanyo Electric Co., Ltd. ‡	2,000	3
Sekisui Chemical Co., Ltd.	1,000	6
Sekisui House, Ltd.	1,000	9
Sharp Corp.	1,000	10
Sony Corp. ^	1,000	31
Stanley Black & Decker, Inc.	100	6
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Household Durables (continued)
Whirlpool Corp. ^	100	$8
Household Products - 0.4%
Church & Dwight Co., Inc. ^	100	6
Clorox Co. ^	100	7
Colgate-Palmolive Co.	500	38
Energizer Holdings, Inc. ‡ ^	100	7
Henkel AG & Co., KGaA	126	6
KAO Corp. ^	500	12
Kimberly-Clark Corp. ^	400	26
Procter & Gamble Co.	2,900	174
Reckitt Benckiser Group PLC	578	32
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡ ^	700	8
Calpine Corp. ‡ ^	600	7
Constellation Energy Group, Inc. ^	300	10
EDP Renovaveis SA ‡	262	1
Electric Power Development Co., Ltd.	100	3
Iberdrola Renovables SA	3,373	11
International Power PLC	2,768	18
NRG Energy, Inc. ‡ ^	300	6
TransAlta Corp.	200	4
Industrial Conglomerates - 0.6%
3M Co.	700	61
Delek Group, Ltd.	12	3
Fraser and Neave, Ltd.	1,000	5
General Electric Co.	10,900	176
Hankyu Hanshin Holdings, Inc.	1,000	5
Hutchison Whampoa, Ltd.	2,000	19
Keppel Corp., Ltd.	1,000	7
Koninklijke Philips Electronics NV	918	29
Orkla ASA	729	7
Siemens AG	777	82
Smiths Group PLC	880	17
Textron, Inc. ^	400	8
Tyco International, Ltd.	500	18
Insurance - 1.2%
ACE, Ltd. ^	300	17
Admiral Group PLC	716	19
Aegon NV ‡ Ж	2,276	14
Aflac, Inc.	400	21
Ageas	2,110	6
Allianz SE	429	49
Allstate Corp. ^	500	16
American International Group, Inc. ‡ ^	200	8
AMP, Ltd.	1,935	10
AON Corp. ^	200	8
Arch Capital Group, Ltd. ‡	100	8
Assicurazioni Generali SpA	1,103	22
Assurant, Inc. ^	200	8
Aviva PLC	2,615	16
Berkshire Hathaway, Inc. — Class B ‡ ^	800	67
Chubb Corp. ^	300	17
Cincinnati Financial Corp. ^	300	9
CNP Assurances	461	9
Everest RE Group, Ltd. ^	100	9
Fairfax Financial Holdings, Ltd.	8	3
Great-West Lifeco, Inc. ^	300	7
Genworth Financial, Inc. — Class A ‡ ^	600	7
Hartford Financial Services Group, Inc. ^	400	9
Insurance Australia Group, Ltd.	2,378	8
Legal & General Group PLC	11,162	18
Lincoln National Corp. ^	300	7
Loews Corp.	300	11
Manulife Financial Corp. ^	1,700	21
Mapfre SA	3,431	10
Marsh & McLennan Cos., Inc.	500	12
MetLife, Inc.	800	31
MS&AD Insurance Group Holdings ^	500	11
Muenchener Rueckversicherungs AG	186	26
NKSJ Holdings, Inc. ‡	1,000	6
PartnerRe, Ltd. ^	100	8
Power Corp., of Canada	300	8
Power Financial Corp. ^	300	8
Principal Financial Group, Inc. ^	300	8
Progressive Corp.	600	13
Prudential Financial, Inc.	400	22
Prudential PLC	2,392	24
QBE Insurance Group, Ltd.	968	16
Royal & Sun Alliance Insurance Group PLC	6,859	14
Sampo OYJ — Class A	397	11
SCOR SE	328	8
Sony Financial Holdings, Inc.	1	3
Standard Life PLC	4,828	18
Sun Life Financial, Inc. ^	500	13
Suncorp-Metway, Ltd.	1,200	10
Swiss Reinsurance Co., Ltd.	507	22
T&D Holdings, Inc. ^	250	5
Tokio Marine Holdings, Inc. ^	700	19
Torchmark Corp. ^	100	5
Travelers Cos., Inc. ^	500	26
Tryg AS	31	2
Unum Group ^	400	9
Vienna Insurance Group AG Wiener Versicherung Gruppe	71	4
Willis Group Holdings PLC ^	300	9
XL Group PLC — Class A ^	400	9
Zurich Financial Services AG	139	33
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. ‡ ^	400	64
DeNA Co., Ltd.	107	3
Expedia, Inc. ^	300	8
Liberty Media Corp. — Interactive ‡ ^	700	10
NetFlix, Inc. ‡ ^	100	16
Rakuten, Inc.	7	5
Internet Software & Services - 0.3%
Akamai Technologies, Inc. ‡ ^	200	10
eBay, Inc. ‡ ^	1,100	27
Google, Inc. — Class A ‡ ^	200	105
United Internet AG	393	6
VeriSign, Inc. ‡ ^	300	10
Yahoo! Japan Corp. ^	14	5
Yahoo!, Inc. ‡ ^	1,300	18

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IT Services - 0.6%
Accenture PLC — Class A	600	$25
Alliance Data Systems Corp. ‡	100	7
Automatic Data Processing, Inc.	500	21
Capital Gemini SA	192	10
CGI Group, Inc. — Class A ‡	300	5
Cognizant Technology Solutions Corp.—
Class A ‡	300	19
Computer Sciences Corp.	200	9
Computershare, Ltd.	450	4
Fidelity National Information Services, Inc. ^	300	8
Fiserv, Inc. ‡ ^	200	11
International Business Machines Corp. ^	1,300	175
ITOCHU Techno-Solutions Corp.	100	3
Mastercard, Inc. — Class A ^	100	22
Nomura Research Institute, Ltd. ^	200	4
NTT Data Corp.	1	3
Paychex, Inc.	300	8
SAIC, Inc. ‡ ^	500	8
Visa, Inc. — Class A ^	500	37
Western Union Co. ^	600	11
Leisure Equipment & Products - 0.1%
Hasbro, Inc. ^	200	9
Mattel, Inc. ^	400	9
Nikon Corp. ^	300	6
Sankyo Co., Ltd.	100	5
Sega Sammy Holdings, Inc. ^	200	3
Shimano, Inc.	100	5
Life Sciences Tools & Services - 0.1%
Illumina, Inc. ‡ ^	200	10
Life Technologies Corp. ‡ ^	200	9
Pharmaceutical Product Development, Inc.	400	10
Thermo Fisher Scientific, Inc. ‡ ^	400	19
Waters Corp. ‡	100	7
Machinery - 0.7%
Alfa Laval AB	370	6
Atlas Copco AB — Class A	634	12
Atlas Copco AB — Class B	386	7
Bucyrus International, Inc. — Class A ^	100	7
Caterpillar, Inc. ^	600	48
Cummins, Inc. ^	200	18
Danaher Corp. ^	500	20
Deere & Co. ^	400	29
Dover Corp.	200	10
Eaton Corp. ^	200	16
Fanuc, Ltd. ^	200	25
Flowserve Corp. ^	100	11
Hexagon AB — Class B	255	5
Hino Motors, Ltd.	1,000	5
Hitachi Construction Machinery Co., Ltd. ^	200	4
IHI Corp.	2,000	4
Illinois Tool Works, Inc. ^	400	19
Ingersoll-Rand PLC ^	300	11
ITT Corp. ^	200	9
Joy Global, Inc. ^	100	7
JTEKT Corp.	300	3
Kawasaki Heavy Industries, Ltd.	1,000	3
Komatsu, Ltd. ^	900	21
Kone OYJ — Class B	146	8
Kubota Corp.	1,000	9
Kurita Water Industries, Ltd.	100	3
Man AG	121	13
Metso OYJ	151	7
Mitsubishi Heavy Industries, Ltd. ^	3,000	11
NSK, Ltd.	1,000	7
PACCAR, Inc.	300	14
Pall Corp.	200	8
Parker Hannifin Corp.	200	14
Sandvik AB	952	15
Scania AB — Class B	314	7
SembCorp Marine, Ltd.	2,000	6
SKF AB — Class B	368	8
SMC Corp.	100	13
Sumitomo Heavy Industries, Ltd.	1,000	5
THK Co., Ltd. ^	200	4
Vallourec SA	103	10
Volvo AB — Class B ‡	1,028	15
Wartsila OYJ	108	7
Marine - 0.1%
A.P. Moller Maersk A/S	1	8
A.P. Moller Maersk A/S — Series B	1	8
Kawasaki Kisen Kaisha, Ltd.	1,000	4
Keuhne & Nagel International AG	208	26
Mitsui O.S.K. Lines, Ltd.	1,000	6
Nippon Yusen KK ^	2,000	8
Orient Overseas International, Ltd.	500	4
Media - 0.8%
British Sky Broadcasting Group PLC	1,429	16
Cablevision Systems Corp. — Class A ^	300	8
CBS Corp. — Class B ^	600	10
Comcast Corp. — Class A ^	1,900	33
Comcast Corp., Special Class A	700	12
Dentsu, Inc. ^	200	5
DIRECTV — Class A ‡ ^	900	36
Discovery Communications, Inc. — Series A ‡ ^	200	9
Discovery Communications, Inc. — Series B ‡	300	11
DISH Network Corp. — Class A ^	400	8
Eutelsat Communications	243	9
Fuji Media Holdings, Inc.	2	3
Jupiter Telecommunications Co., Ltd.	3	3
Liberty Global, Inc. ‡ ^	300	9
McGraw-Hill Cos., Inc. ^	300	10
Modern Times Group AB — Class B	75	6
News Corp. — Class A ^	1,700	22
News Corp. — Class B ^	500	8
Omnicom Group, Inc. ^	300	12
Pearson PLC	1,030	16
Publicis Groupe SA ^	201	10
Reed Elsevier NV	1,038	13
Reed Elsevier PLC	1,886	16
Scripps Networks Interactive, Inc. — Class A ^	200	10
SES SA	372	9

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media (continued)
Shaw Communications, Inc. — Class B ^	400	$9
Thomson Reuters Corp.	400	15
Time Warner Cable, Inc. ^	300	16
Time Warner, Inc. ^	1,100	34
Toho Co., Ltd.	200	3
Viacom, Inc. — Class B ^	500	18
Virgin Media, Inc. ^	400	9
Vivendi SA	1,161	32
Walt Disney Co. ^	1,800	59
WPP PLC	1,510	17
Metals & Mining - 1.3%
Acerinox SA ^	399	7
Agnico-Eagle Mines, Ltd.	200	14
Alcoa, Inc. ^	1,000	12
Allegheny Technologies, Inc. ^	200	9
Alumina, Ltd.	4,729	8
Anglo American PLC	1,243	49
Antofagasta PLC	1,023	20
ArcelorMittal ^	811	27
Barrick Gold Corp.	1,000	46
BHP Billiton PLC	2,085	66
BHP Billiton, Ltd.	3,292	125
BlueScope Steel, Ltd.	3,577	8
Boliden AB	239	4
Cliffs Natural Resources, Inc. ^	100	6
Eldorado Gold Corp.	500	9
Eramet ^	16	5
Eurasian Natural Resources Corp., PLC	1,099	16
First Quantum Minerals, Ltd. ^	100	8
Fortescue Metals Group, Ltd. ‡	1,869	9
Freeport-McMoRan Copper & Gold,Inc. ^	400	34
Fresnillo PLC	1,065	21
Goldcorp, Inc. ^	700	30
Iamgold Corp.	400	7
Ivanhoe Mines, Ltd. ‡	400	9
JFE Holdings, Inc.	500	15
Kazakhmys PLC	395	9
Kinross Gold Corp.	1,233	23
Kobe Steel, Ltd. ^	2,000	5
Mitsubishi Materials Corp. ‡	1,000	3
Newcrest Mining, Ltd.	751	29
Newmont Mining Corp. ^	500	31
Nippon Steel Corp.	5,000	17
Norsk Hydro ASA	840	5
Nucor Corp. ^	300	11
OneSteel, Ltd.	1,619	5
Outokumpu OYJ	168	3
OZ Minerals, Ltd.	3,133	4
Rio Tinto PLC	1,368	81
Rio Tinto, Ltd.	412	31
Silver Wheaton Corp. ‡	400	11
SSAB AB	395	6
Sumitomo Metal Industries, Ltd. ^	3,000	8
Sumitomo Metal Mining Co., Ltd.	1,000	15
Teck Resources, Ltd. — Class B	500	21
ThyssenKrupp AG	354	12
U.S. Steel Corp. ^	200	9
Voestalpine AG	104	4
Xstrata PLC	1,943	37
Yamana Gold, Inc.	800	9
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. — Class A	100	6
Dollar General Corp. ‡ ^	300	9
Dollar Tree, Inc. ‡ ^	200	10
Family Dollar Stores, Inc. ^	200	9
Isetan Mitsukoshi Holdings, Ltd.	400	4
JC Penney Co., Inc. ^	300	8
Kohl’s Corp. ‡	300	16
Macy’s, Inc. ^	400	9
Marks & Spencer Group PLC	3,057	19
Nordstrom, Inc. ^	200	7
PPR SA	72	12
Sears Holdings Corp. ‡ ^	100	7
Target Corp.	700	37
Multi-Utilities - 0.4%
AGL Energy, Ltd.	490	8
Ameren Corp. ^	300	9
CenterPoint Energy, Inc.	500	8
Centrica PLC	4,848	25
Dominion Resources, Inc.	600	26
DTE Energy Co.	200	9
GDF Suez	1,175	41
National Grid PLC	3,270	27
NiSource, Inc. ^	500	9
PG&E Corp. ^	400	18
Public Service Enterprise Group, Inc. ^	500	17
RWE AG	395	27
Scana Corp. ^	300	12
Sempra Energy ^	200	11
Suez Environnement Co.	533	10
United Utilities Group PLC	903	8
Veolia Environnement	339	9
Xcel Energy, Inc. ^	400	9
Office Electronics - 0.1%
Brother Industries, Ltd. ^	300	4
Canon, Inc.	1,100	51
Konica Minolta Holdings, Inc.	500	5
Ricoh Co., Ltd.	1,000	14
Xerox Corp. ^	1,200	12
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. ‡ ^	200	8
Anadarko Petroleum Corp. ^	500	29
Apache Corp. ^	400	39
ARC Energy Trust	400	8
Arch Coal, Inc.	300	8
Athabasca Oil Sands Corp. ‡	800	8
BG Group PLC	3,188	56
BP PLC	17,728	119
Cairn Energy PLC ‡	2,163	15
Cameco Corp. ^	400	11
Canadian Natural Resources, Ltd.	1,000	35
Canadian Oil Sands Trust	300	7
Cenovus Energy, Inc.	700	20

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. ^	600	$14
Chevron Corp. ^	2,000	163
Cimarex Energy Co. ^	100	7
ConocoPhillips	1,400	80
Consol Energy, Inc.	200	7
Crescent Point Energy Corp. ^	200	7
Denbury Resources, Inc. ‡ ^	500	8
Devon Energy Corp.	400	26
El Paso Corp. ^	700	9
Enbridge, Inc. ^	300	16
EnCana Corp. ^	700	21
Enerplus Resources Trust	200	5
ENI SpA	2,459	53
EOG Resources, Inc. ^	300	28
Exxon Mobil Corp. ^	5,200	322
Galp Energia SGPS SA	219	4
Hess Corp. ^	300	18
Husky Energy, Inc. ^	300	7
Idemitsu Kosan Co., Ltd.	100	9
Imperial Oil, Ltd. ^	300	11
INPEX Corp.	2	9
JX Holdings, Inc.	2,000	12
Kinder Morgan Management LLC	100	6
Marathon Oil Corp. ^	700	23
Mongolia Energy Co., Ltd. ‡	7,000	3
Murphy Oil Corp. ^	200	12
Neste Oil OYJ ^	198	3
Newfield Exploration Co. ‡	200	11
Nexen, Inc.	500	10
Niko Resources, Ltd.	100	10
Noble Energy, Inc. ^	200	15
Occidental Petroleum Corp.	800	63
OMV AG	142	5
Origin Energy, Ltd.	830	13
Pacific Rubiales Energy Corp. ‡	300	8
Paladin Energy, Ltd. ‡	1,085	4
Peabody Energy Corp. ^	300	15
Penn West Energy Trust	400	8
PetroBakken Energy, Ltd. — Class A ^	400	9
Petrobank Energy & Resources, Ltd. ‡	200	8
Petrohawk Energy Corp. ‡ ^	500	8
Pioneer Natural Resources Co. ^	100	7
QEP Resources, Inc. ^	300	9
Range Resources Corp. ^	200	8
Repsol YPF SA	692	18
Royal Dutch Shell PLC — Class A	3,349	101
Royal Dutch Shell PLC — Class B	2,546	74
Santos, Ltd.	786	10
Showa Shell Sekiyu KK	300	2
Southwestern Energy Co. ‡ ^	300	10
Statoil ASA	1,127	24
Suncor Energy, Inc.	1,500	49
Sunoco, Inc.	200	7
Talisman Energy, Inc.	1,000	17
Total SA	2,105	108
Transcanada Corp. ^	600	22
Tullow Oil PLC	836	17
Ultra Petroleum Corp. ‡ ^	200	8
Valero Energy Corp. ^	500	9
Williams Cos., Inc.	600	11
Woodside Petroleum, Ltd.	514	22
Paper & Forest Products - 0.1%
International Paper Co. ^	400	9
Nippon Paper Group, Inc.	100	3
OJI Paper Co., Ltd.	1,000	4
Sino-Forest Corp. — Class A ‡	600	10
Stora Enso OYJ — Class R	709	7
Svenska Cellulosa AB — Class B	540	8
UPM-Kymmene OYJ	491	8
Weyerhaeuser Co. ^	500	8
Personal Products - 0.1%
Avon Products, Inc.	400	13
Beiersdorf AG	191	12
Estee Lauder Cos., Inc. — Class A ^	100	6
L’Oreal SA	226	25
Shiseido Co., Ltd. ^	300	7
Pharmaceuticals - 1.9%
Abbott Laboratories ^	1,500	78
Allergan, Inc.	300	20
Astellas Pharma, Inc. ^	400	14
AstraZeneca PLC	1,372	70
Bayer AG	781	54
Bristol-Myers Squibb Co. ^	1,600	43
Chugai Pharmaceutical Co., Ltd. ^	200	4
Daiichi Sankyo Co., Ltd. ^	600	12
Dainippon Sumitomo Pharma Co., Ltd. ^	400	3
Eisai Co., Ltd. ^	300	10
Elan Corp. PLC ‡ ^	469	3
Eli Lilly & Co. ^	1,000	37
Forest Laboratories, Inc. ‡ ^	300	9
GlaxoSmithKline PLC	4,904	98
Hisamitsu Pharmaceutical Co., Inc.	100	4
Johnson & Johnson ^	2,800	174
Merck & Co., Inc. ^	3,100	115
Merck KGaA	63	5
Mylan, Inc. ‡	400	8
Novartis AG	1,993	115
Novo Nordisk A/S — Class B	455	45
Ono Pharmaceutical Co., Ltd.	100	4
Orion OYJ — Class B	152	3
Perrigo Co. ^	100	6
Pfizer, Inc.	8,200	142
Roche Holding AG	664	92
Sanofi-Aventis SA	996	66
Santen Pharmaceutical Co., Ltd.	100	3
Shionogi & Co., Ltd. ^	300	5
Shire PLC	688	15
Takeda Pharmaceutical Co., Ltd. ^	800	37
Teva Pharmaceutical Industries, Ltd.	908	48
UCB SA	95	3
Valeant Pharmaceuticals International, Inc.	200	5
Warner Chilcott PLC — Class A	300	7
Watson Pharmaceuticals, Inc. ‡ ^	200	8

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Professional Services - 0.1%
Bureau Veritas SA	86	$6
Capital Group PLC	1,452	18
Experian Group, Ltd.	1,640	18
IHS, Inc. — Class A ‡ ^	100	7
Manpower, Inc. ^	200	10
Randstad Holding NV ‡	325	15
SGS SA	8	13
Real Estate Investment Trusts - 0.6%
AMB Property Corp. ^	300	8
Annaly Capital Management, Inc. ^	600	11
AvalonBay Communities, Inc. ^	100	10
Boston Properties, Inc. ^	100	8
British Land Co., PLC	2,324	17
CapitaMall Trust	2,000	3
CFS Retail Property Trust ^	4,357	8
Corio NV	117	8
Dexus Property Group	11,082	9
Equity Residential ^	300	14
Federal Realty Investment Trust ^	100	8
Fonciere Des Regions	50	5
Gecina SA	91	11
Goodman Group	13,498	8
GPT Group	2,892	8
HCP, Inc. ^	300	11
Health Care, Inc. ^	200	9
Host Hotels & Resorts, Inc. ^	600	9
ICADE	93	10
Japan Retail Fund Investment Corp.	2	3
Kimco Realty Corp. ^	500	8
Klepierre	285	11
Land Securities Group PLC	1,692	17
Link	2,000	6
Macerich Co. ^	200	9
Mirvac Group	6,287	8
Nippon Building Fund, Inc.	1	9
Plum Creek Timber Co., Inc. ^	200	7
ProLogis ^	800	9
Public Storage ^	100	10
Rayonier, Inc.	100	5
RioCan	400	9
Simon Property Group, Inc. ^	300	29
Stockland	2,251	8
Unibail-Rodamco ‡	86	19
Ventas, Inc. ^	200	10
Vornado Realty Trust	200	17
Westfield Group	2,071	25
Real Estate Management & Development - 0.3%
AEON Mall Co., Ltd.	100	2
Brookfield Asset Management, Inc. — Class A	500	14
Brookfield Properties Corp.	500	8
Capitaland, Ltd.	2,000	6
CapitaMalls Asia, Ltd.	3,000	5
Cheung Kong Holdings, Ltd.	1,000	15
City Developments, Ltd.	1,000	10
Daito Trust Construction Co., Ltd.	100	6
Hang Lung Group, Ltd.	1,000	7
Hang Lung Properties, Ltd.	2,000	10
Henderson Land Development Co., Ltd.	1,000	7
Hysan Development Co., Ltd.	2,000	7
Immofinanz AG ‡	522	2
Keppel Land, Ltd.	1,000	3
Kerry Properties, Ltd.	1,000	5
Lend Lease Corp., Ltd.	906	7
Mitsubishi Estate Co., Ltd.	1,000	16
Mitsui Fudosan Co., Ltd.	1,000	17
New World Development, Ltd.	3,000	6
Nomura Real Estate Holdings, Inc. ^	200	3
NTT Urban Development Corp. ^	4	3
Sino Land Co., Ltd.	4,000	8
Sun Hung Kai Properties, Ltd.	1,000	18
Swire Pacific, Ltd.	1,000	14
Tokyu Land Corp.	1,000	4
Wharf Holdings, Ltd.	1,000	6
Wheelock & Co., Ltd.	2,000	7
Road & Rail - 0.3%
Asciano Group ‡	2,541	4
Canadian National Railway Co.	500	32
Canadian Pacific Railway, Ltd.	200	12
Central Japan Railway Co.	2	15
CSX Corp. ^	400	22
DSV A/S	329	7
East Japan Railway Co. ^	300	18
JB Hunt Transport Services, Inc. ^	200	7
KEIO Corp.	1,000	7
Kintetsu Corp. ^	2,000	7
MTR Corp.	1,500	6
Nippon Express Co., Ltd.	1,000	4
Norfolk Southern Corp.	400	24
Odakyu Electric Railway Co., Ltd.	1,000	9
Tobu Railway Co., Ltd.	1,000	6
Tokyu Corp.	1,000	4
Union Pacific Corp. ^	500	40
West Japan Railway Co. ^	2	7
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. ‡ ^	1,100	8
Advantest Corp. ^	200	4
Altera Corp. ^	300	9
Analog Devices, Inc. ^	300	9
Applied Materials, Inc. ^	1,300	15
ARM Holdings PLC	3,242	20
ASML Holding NV	408	12
Broadcom Corp. — Class A ^	400	14
Cree, Inc. ‡ ^	100	5
Elpida Memory, Inc. ‡ ^	200	2
Infineon Technologies AG ‡	1,249	9
Intel Corp.	5,700	111
KLA-Tencor Corp. ^	300	11
LAM Research Corp. ‡ ^	200	8
Linear Technology Corp. ^	300	9
Marvell Technology Group, Ltd. ‡	500	9
Maxim Integrated Products, Inc. ^	500	9
Microchip Technology, Inc. ^	300	9

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ‡ ^	1,100	$8
NVIDIA Corp. ‡ ^	800	9
ROHM Co., Ltd.	100	6
STMicroelectronics NV	869	7
Sumco Corp. ‡ ^	200	3
Texas Instruments, Inc. ^	1,200	33
Tokyo Electron, Ltd. ^	200	10
Xilinx, Inc. ^	300	8
Software - 0.7%
Activision Blizzard, Inc. ^	700	8
Adobe Systems, Inc. ‡ ^	500	13
Autodesk, Inc. ‡	300	10
BMC Software, Inc. ‡	200	8
CA, Inc. ^	400	8
Citrix Systems, Inc. ‡	200	14
Dassault Systemes SA	142	10
Electronic Arts, Inc. ‡ ^	500	8
Intuit, Inc. ‡ ^	300	13
Konami Corp.	200	4
McAfee, Inc. ‡	200	9
Microsoft Corp.	7,900	194
NICE Systems, Ltd. ‡	66	2
Nintendo Co., Ltd.	100	25
Nuance Communications, Inc. ‡	500	8
Oracle Corp.	4,000	108
Oracle Corp./Japan	100	5
Red Hat, Inc. ‡ ^	200	8
Salesforce.com, Inc. ‡ ^	100	11
SAP AG	811	40
Square Enix Holdings Co., Ltd.	100	2
Symantec Corp. ‡	800	12
Synopsys, Inc. ‡	400	10
Trend Micro, Inc.	100	3
VMware, Inc. — Class A ‡ ^	100	8
Specialty Retail - 0.4%
Advance Auto Parts, Inc. ^	100	6
Bed Bath & Beyond, Inc. ‡ ^	200	9
Best Buy Co., Inc. ^	300	12
CarMax, Inc. ‡	300	8
Esprit Holdings, Ltd.	1,100	6
Fast Retailing Co., Ltd.	100	14
Gap, Inc. ^	500	9
Hennes & Mauritz AB — Class B	966	35
Home Depot, Inc. ^	1,600	51
Inditex SA ^	222	18
Kingfisher PLC	3,929	14
Limited Brands, Inc. ^	300	8
Lowe’s Cos., Inc.	1,400	31
O’Reilly Automotive, Inc. ‡ ^	200	11
Ross Stores, Inc. ^	200	11
Sherwin-Williams Co. ^	100	8
Staples, Inc. ^	700	15
Tiffany & Co. ^	200	9
TJX Cos., Inc. ^	400	18
Urban Outfitters, Inc. ‡ ^	200	6
Yamada Denki Co., Ltd.	80	5
Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	198	12
Christian Dior SA	82	11
Cie Financiere Richemont SA	559	27
Coach, Inc. ^	300	13
Hermes International	50	11
Luxottica Group SpA	371	10
LVMH Moet Hennessy Louis Vuitton SA	232	35
Nike, Inc. — Class B ^	400	32
Polo Ralph Lauren Corp. — Class A ^	100	9
Puma AG	19	6
Swatch Group AG/The-BR	33	12
V.F. Corp. ^	100	8
Thrifts & Mortgage Finance - 0.0% ∞
Hudson City Bancorp, Inc. ^	700	9
New York Community Bancorp, Inc. ^	500	8
People’s United Financial, Inc. ^	600	8
Tobacco - 0.4%
Altria Group, Inc. ^	2,000	48
British American Tobacco PLC	1,886	70
Imperial Tobacco Group PLC	962	29
Japan Tobacco, Inc.	5	17
Lorillard, Inc.	200	16
Philip Morris International, Inc.	1,900	106
Reynolds American, Inc. ^	200	12
Swedish Match AB	225	6
Trading Companies & Distributors - 0.2%
Fastenal Co.	200	11
Finning International, Inc.	200	5
ITOCHU Corp.	2,000	18
Marubeni Corp.	2,000	11
Mitsubishi Corp. ^	1,300	31
Mitsui & Co., Ltd. ^	1,700	25
Noble Group, Ltd. ^	4,000	6
Sumitomo Corp. ^	1,100	14
Toyota Tsusho Corp.	200	3
Wolseley PLC ‡	400	10
WW Grainger, Inc. ^	100	12
Transportation Infrastructure - 0.0% ∞
Aeroports de Paris	124	10
Atlantia SpA	485	10
Brisa Auto-Estradas de Portugal SA	234	2
Transurban Group	1,751	8
Wireless Telecommunication Services - 0.4%
American Tower Corp. — Class A ‡ ^	400	21
Cellcom Israel, Ltd.	95	3
Crown Castle International Corp. ‡	300	13
KDDI Corp. ^	3	14
MetroPCS Communications, Inc. ‡ ^	500	5
Millicom International Cellular SA	72	7
Mobistar SA	45	3
NII Holdings, Inc. ‡	200	8
NTT DoCoMo, Inc. ^	15	25
Rogers Communications, Inc. — Class B	400	15
SBA Communications Corp. — Class A ‡ ^	200	8
Softbank Corp. ^	800	26

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Wireless Telecommunication Services (continued)
Sprint Nextel Corp. ‡ ^	2,800	$13
Starhub, Ltd. Npv	1,000	2
Vodafone Group PLC	49,699	123

Total Common Stocks (cost $21,157)		$22,458

RIGHTS - 0.0% ∞
Auto Components 0.0% ∞
Cie Generale des Etablissements Michelin ‡ ^	139	♦
Capital Markets - 0.0% ∞
Deutsche Bank AG ‡	586	3
Commercial Banks - 0.0% ∞
Bank of Cyprus Public Co., Ltd. ‡	537	♦
National Bank of Greece SA ‡	1,146	1

Total Rights (cost $-)		4

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Volkswagen AG 1.83% ▲	161	19
Health Care Equipment & Supplies - 0.0% ∞
Fresenius AG 1.28% ▲	142	11
Multi-Utilities - 0.0% ∞
RWE AG 7.66% ▲	87	6

Total Preferred Stocks (cost $32)		36

WARRANT - 0.0% ∞
Canada - 0.0%
Kinross Gold Corp. ‡
Expiration: 09/17/2014
Exercise Price: $21.30	33	♦
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 15.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	11,193,676	$11,194
Total Securities Lending Collateral (cost $11,194)

	Principal	Value

REPURCHASE AGREEMENT - 21.3%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $14,984 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $15,284.	$14,984	14,984
Total Repurchase Agreement (cost $14,984)
Total Investment Securities (cost $87,585) #		88,998

Other Assets and Liabilities — Net		(18,599)

Net Assets		$70,399

FUTURES CONTRACTS: Θ

				Net Unrealized
				Appreciation
Description	Type	Contracts Γ	Expiration Date	(Depreciation)

30-Year U.S. Treasury Bond	Short	(3)	12/21/2010	$(3)
5-Year U.S. Treasury Note	Short	(1)	12/31/2010	(1)
MSCI EAFE E-Mini Index	Long	48	12/17/2010	137
S&P 500 E-Mini Index	Long	69	12/17/2010	148
S&P TSE 60 Index	Long	3	12/16/2010	8

				$289

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY COUNTRY :	Total Investments		Value

United States	56.6%		$50,397
United Kingdom	2.5		2,265
Japan	2.5		2,182
Canada	1.3		1,142
Switzerland	1.2		1,074
France	1.1		1,016
Germany	1.1		942
Australia	1.0		924
Netherlands	0.5		470
Spain	0.4		392
Sweden	0.4		321
Italy	0.3		286
Hong Kong	0.3		239
Supranational	0.2		201
Singapore	0.2		163
Finland	0.1		118
Denmark	0.1		103
Belgium	0.1		94
Norway	0.1		85
Israel	0.1		84
Ireland	0.1		81
Luxembourg	0.1		53
Austria	0.0	∞	34
Portugal	0.0	∞	31
Greece	0.0	∞	30
Mexico	0.0	∞	21
Lithuania	0.0	∞	20
China	0.0	∞	17
Kazakhstan	0.0	∞	16
Malaysia	0.0	∞	8
Bermuda	0.0	∞	4
Cyprus	0.0	∞	4
Taiwan	0.0	∞	3

Investment Securities, at Value	70.6		62,820
Short-Term Investments	29.4		26,178

Total Investments	100.0%		$88,998

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,915.

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

Ж	Investment in affiliated company of the fund.

∞	Percentage rounds to less than 0.1%.

♦	Amount rounds to less than $1.

Γ	Contract amounts are not in thousands.

Θ	Cash in the amount of $711 has been segregated with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $87,585. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,549 and $136, respectively. Net unrealized appreciation for tax purposes is $1,413.

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica AllianceBernstein Dynamic Allocation VP
(formerly, Transamerica Convertible Securities VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS:

ADR	American Depositary Receipt

TBA	To Be Announced
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$12,079	$10,379	$—	$22,458
Corporate Debt Securities	—	7,469	—	7,469
Mortgage-Backed Securities	—	1,190	—	1,190
Preferred Corporate Debt Securities	—	105	—	105
Preferred Stocks	—	36	—	36
Repurchase Agreement	—	14,984	—	14,984
Rights	—	4	—	4
Securities Lending Collateral	11,194	—	—	11,194
U.S. Government Agency Obligations	—	15,757	—	15,757
U.S. Government Obligations	—	15,801	—	15,801
Warrants	—	3	—	3
Total	$23,273	$65,725	$—	$88,998

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Futures Contracts — Appreciation	$293	$—	$—	$293
Futures Contracts — Depreciation	(4)	—	—	(4)
Total	$289	$—	$—	$289

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 53.2%
Transamerica AEGON High Yield Bond €	1,958,744	$17,707
Transamerica Flexible Income €	1,368,143	12,176
Transamerica JPMorgan Core Bond €	22,046,313	232,368
Transamerica JPMorgan International Bond €	1,886,888	22,341
Transamerica Morgan Stanley Emerging Markets Debt €	2,716,012	30,229
Transamerica PIMCO Total Return VP Ж	24,298,868	287,213
Transamerica Short-Term Bond €	20,328,912	209,591
Transamerica U.S. Government Securities VP Ж	556,483	7,151
Capital Preservation - 0.1%
Transamerica Money Market VP Ж	1,776,387	1,776
Global/International Stocks - 8.2%
Transamerica AllianceBernstein International Value €	433,179	3,357
Transamerica MFS International Equity €	3,128,615	27,344
Transamerica Neuberger Berman International €	2,317,995	20,004
Transamerica Oppenheimer Developing Markets €	1,263,056	16,281
Transamerica Schroders International Small Cap €	1,882,371	17,619
Transamerica Thornburg International Value €	2,779,300	29,600
Transamerica WMC Emerging Markets €	927,135	12,841
Inflation-Protected Securities - 7.9%
Transamerica PIMCO Real Return TIPS €	10,778,018	121,792
Tactical and Specialty - 5.6%
Transamerica BlackRock Global Allocation €	1,533,915	16,336
Transamerica Clarion Global Real Estate Securities VP Ж	1,382,096	14,747
Transamerica Federated Market Opportunity VP Ж	2,176,589	25,901
Transamerica Loomis Sayles Bond €	2,748,541	29,987
U.S. Stocks - 25.0%
Transamerica BlackRock Large Cap Value VP Ж	7,967,897	98,403
Transamerica Diversified Equity VP Ж	1,276,447	22,606
Transamerica Growth Opportunities VP Ж	287,804	3,451
Transamerica Jennison Growth €	7,131	80
Transamerica Jennison Growth VP Ж	12,210,356	86,327
Transamerica JPMorgan Mid Cap Value VP Ж	949,828	11,407
Transamerica Morgan Stanley Mid-Cap Growth €	347,198	4,354
Transamerica Morgan Stanley Small Company Growth € ‡	1,004,533	10,648
Transamerica Oppenheimer Small- & Mid- Cap Value €	1,287,547	11,511
Transamerica Third Avenue Value €	620,263	12,982
Transamerica UBS Large Cap Value €	6,750,262	60,212
Transamerica WMC Diversified Growth VP Ж	3,164,807	62,600

Total Investment Companies (cost $1,499,365) #		1,540,942
Other Assets and Liabilities — Net		42

Net Assets		$1,540,984

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,499,365. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $82,721 and $41,144, respectively. Net unrealized appreciation for tax purposes is $41,577.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,540,942	$—	$—	$1,540,942
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Asset Allocation — Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Preservation - 0.1%
Transamerica Money Market VP Ж	586,368	$586
Global/International Stocks - 22.1%
Transamerica AllianceBernstein International Value €	1,708,898	13,244
Transamerica MFS International Equity €	2,390,297	20,891
Transamerica Neuberger Berman International €	4,787,129	41,313
Transamerica Oppenheimer Developing Markets €	3,940,401	50,792
Transamerica Schroders International Small Cap €	4,435,233	41,514
Transamerica Thornburg International Value €	3,431,732	36,548
Transamerica WMC Emerging Markets €	910,768	12,614
Tactical and Specialty - 12.3%
Transamerica BlackRock Global Allocation €	2,891,435	30,794
Transamerica BlackRock Natural Resources €	1,055,006	11,194
Transamerica BNY Mellon Market Neutral Strategy € ‡	767,643	6,387
Transamerica Clarion Global Real Estate Securities VP Ж	5,272,272	56,255
Transamerica Federated Market Opportunity VP Ж	481,109	5,725
Transamerica First Quadrant Global Macro € ‡	1,680,270	10,266
U.S. Stocks - 65.5%
Transamerica BlackRock Large Cap Value VP Ж	14,677,392	181,267
Transamerica Diversified Equity VP Ж	716,562	12,690
Transamerica Growth Opportunities VP Ж	1,294,946	15,526
Transamerica Jennison Growth €	417,455	4,663
Transamerica Jennison Growth VP Ж	23,477,409	165,985
Transamerica JPMorgan Mid Cap Value VP Ж	2,326,453	27,941
Transamerica Morgan Stanley Mid-Cap Growth €	1,539,855	19,310
Transamerica Morgan Stanley Small Company Growth € ‡	1,341,102	14,216
Transamerica Oppenheimer Small- & Mid- Cap Value €	2,606,611	23,303
Transamerica Third Avenue Value €	1,671,749	34,990
Transamerica UBS Large Cap Value €	6,885,021	61,414
Transamerica WMC Diversified Growth VP Ж	4,208,005	83,234

Total Investment Companies (cost $1,121,163) #		982,662
Other Assets and Liabilities — Net		(176)

Net Assets		$982,486

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,121,163. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,113 and $180,614, respectively. Net unrealized depreciation for tax purposes is $138,501.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$982,662	$—	$—	$982,662
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 25.4%
Transamerica AEGON High Yield Bond €	3,187,973	$28,819
Transamerica Flexible Income €	1,822,122	16,217
Transamerica JPMorgan Core Bond €	28,276,462	298,034
Transamerica JPMorgan International Bond €	15,309,166	181,261
Transamerica Morgan Stanley Emerging Markets Debt €	6,440,425	71,682
Transamerica PIMCO Total Return VP Ж	36,505,944	431,499
Transamerica Short-Term Bond €	19,044,699	196,351
Capital Preservation - 0.1%
Transamerica Money Market VP Ж	6,187,643	6,188
Global/International Stocks - 18.6%
Transamerica AllianceBernstein International Value €	6,317,276	48,959
Transamerica MFS International Equity €	12,491,147	109,173
Transamerica Neuberger Berman International €	15,302,354	132,059
Transamerica Oppenheimer Developing Markets €	12,827,513	165,347
Transamerica Schroders International Small Cap €	14,209,449	133,000
Transamerica Thornburg International Value €	21,851,278	232,716
Transamerica WMC Emerging Markets €	5,460,402	75,627
Inflation-Protected Securities - 3.2%
Transamerica PIMCO Real Return TIPS €	13,430,944	151,770
Tactical and Specialty - 8.3%
Transamerica BlackRock Global Allocation €	12,651,575	134,739
Transamerica Clarion Global Real Estate Securities VP Ж	16,627,267	177,413
Transamerica Federated Market Opportunity VP Ж	3,021,742	35,959
Transamerica Loomis Sayles Bond €	4,589,541	50,072
U.S. Stocks - 44.4%
Transamerica BlackRock Large Cap Value VP Ж	47,394,519	585,322
Transamerica Diversified Equity VP Ж	2,850,081	50,475
Transamerica Growth Opportunities VP Ж	2,898,456	34,752
Transamerica Jennison Growth €	16,838	188
Transamerica Jennison Growth VP Ж	82,392,526	582,515
Transamerica JPMorgan Mid Cap Value VP Ж	7,744,282	93,009
Transamerica Morgan Stanley Mid-Cap Growth €	7,625,667	95,626
Transamerica Morgan Stanley Small Company Growth € ‡	4,650,289	49,293
Transamerica Oppenheimer Small- & Mid- Cap Value €	9,693,505	86,660
Transamerica Third Avenue Value €	4,334,351	90,718
Transamerica UBS Large Cap Value €	23,432,929	209,022
Transamerica WMC Diversified Growth VP Ж	13,046,932	258,068

Total Investment Companies (cost $5,111,694) #		4,812,533
Other Assets and Liabilities — Net		(803)

Net Assets		$4,811,730

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $5,111,694. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $254,377 and $553,538, respectively. Net unrealized depreciation for tax purposes is $299,161.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,812,533	$—	$—	$4,812,533

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 39.5%
Transamerica AEGON High Yield Bond €	3,349,966	$30,284
Transamerica Flexible Income €	2,579,014	22,953
Transamerica JPMorgan Core Bond €	28,900,520	304,611
Transamerica JPMorgan International Bond €	5,281,869	62,537
Transamerica Morgan Stanley Emerging Markets Debt €	5,548,000	61,749
Transamerica PIMCO Total Return VP Ж	42,068,781	497,254
Transamerica Short-Term Bond €	23,767,014	245,038
Capital Preservation - 0.1%
Transamerica Money Market VP Ж	4,460,425	4,460
Global/International Stocks - 14.4%
Transamerica AllianceBernstein International Value €	3,891,435	30,159
Transamerica MFS International Equity €	10,712,321	93,626
Transamerica Neuberger Berman International €	6,487,657	55,988
Transamerica Oppenheimer Developing Markets €	5,082,077	65,508
Transamerica Schroders International Small Cap €	5,082,815	47,575
Transamerica Thornburg International Value €	10,474,406	111,552
Transamerica WMC Emerging Markets €	2,936,508	40,671
Inflation-Protected Securities - 7.0%
Transamerica PIMCO Real Return TIPS €	19,123,442	216,095
Tactical and Specialty - 7.7%
Transamerica BlackRock Global Allocation €	5,019,648	53,459
Transamerica Clarion Global Real Estate Securities VP Ж	5,769,299	61,558
Transamerica Federated Market Opportunity VP Ж	3,251,089	38,688
Transamerica Loomis Sayles Bond €	7,622,190	83,159
U.S. Stocks - 31.3%
Transamerica BlackRock Large Cap Value VP Ж	22,233,132	274,579
Transamerica Diversified Equity VP Ж	1,741,220	30,837
Transamerica Growth Opportunities VP Ж	1,665,113	19,965
Transamerica Jennison Growth €	11,592	129
Transamerica Jennison Growth VP Ж	33,373,154	235,948
Transamerica JPMorgan Mid Cap Value VP Ж	2,088,974	25,089
Transamerica Morgan Stanley Mid-Cap Growth €	2,053,911	25,756
Transamerica Morgan Stanley Small Company Growth € ‡	2,694,568	28,562
Transamerica Oppenheimer Small- & Mid- Cap Value €	4,014,767	35,892
Transamerica Third Avenue Value €	1,628,557	34,086
Transamerica UBS Large Cap Value €	12,759,067	113,811
Transamerica WMC Diversified Growth VP Ж	7,220,867	142,829

Total Investment Companies (cost $3,075,466) #		3,094,407
Other Assets and Liabilities — Net		(240)

Net Assets		$3,094,167

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $3,075,466. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $175,673 and $156,732, respectively. Net unrealized appreciation for tax purposes is $18,941.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,094,407	$—	$—	$3,094,407
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bond
4.38%, 11/15/2039	$750	$841
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,186	1,257
2.50%, 01/15/2029	1,335	1,576
U.S. Treasury Note
2.63%, 08/15/2020	149	150

Total U.S. Government Obligations (cost $3,201)		3,824

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Fannie Mae
5.00%, 05/01/2018- 03/01/2039	2,913	3,082
5.50%, 04/01/2037- 11/01/2038	1,945	2,079
6.00%, 08/01/2036- 12/01/2037	4,119	4,473
Freddie Mac
5.00%, 04/01/2018- 07/01/2035	1,940	2,063
5.50%, 09/01/2018- 07/01/2037	1,551	1,671
6.00%, 12/01/2037	613	669
Freddie Mac, IO
5.00%, 08/01/2035	4,661	626

Total U.S. Government Agency Obligations (cost $14,261)		14,663

MORTGAGE-BACKED SECURITIES - 4.5%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,000	1,038
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	533
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,429
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.08%, 08/26/2035 - 144A *	721	714
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	553	567
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	886	894
Series 2009-RR3, Class 2A1
5.62%, 05/26/2037 - 144A *	360	373
Series 2009-RR6, Class 2A1
5.33%, 08/26/2035 - 144A *	521	502
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	925	930
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	539	545
Credit Suisse Mortgage Capital Certificates
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	565	582
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.30%, 12/26/2037 - 144A *	505	521
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	426	441
Series 2009-R7, Class 12A1
5.32%, 08/26/2036 - 144A *	474	477
Series 2009-R7, Class 1A1
5.58%, 02/26/2036 - 144A *	817	836
Series 2009-R7, Class 4A1
3.07%, 09/26/2034 - 144A *	723	719
Series 2009-R9, Class 1A1
5.75%, 08/26/2046 - 144A *	483	489
Series 2010-R3, Class 1A1
5.50%, 03/21/2036 - 144A *	583	581
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.68%, 01/27/2047 - 144A *	535	536
Series 2010-4, Class 7A1
4.32%, 08/26/2035 - 144A *	821	823
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,283	1,308
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.37%, 08/27/2047 - 144A *	572	563
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	666	679
Series 2003-L, Class 1A2
4.53%, 11/25/2033 *	605	622

Total Mortgage-Backed Securities (cost $15,902)		16,702

ASSET-BACKED SECURITIES - 2.2%
America West Airlines Pass-Through Trust
Series 2001-1, Class G
8.06%, 07/02/2020	845	883
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	1,080	1,131
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	1,055	1,098
Series 2009-1
9.00%, 07/08/2016	384	438
Delta Air Lines, Inc.
Series 10-1A
6.20%, 07/02/2018	1,140	1,185
Series 2000-1, Class A-2
7.57%, 11/18/2010	1,090	1,097
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 - 144A	925	1,049
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,179	1,314

Total Asset-Backed Securities (cost $7,826)		8,195

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
State of California
7.95%, 03/01/2036	980	1,044
Total Municipal Government Obligation (cost $981)

PREFERRED CORPORATE DEBT SECURITIES - 2.3%
Capital Markets - 0.4%
State Street Capital Trust IV
1.29%, 06/15/2037 *	1,990	1,435
Commercial Banks - 1.0%
Barclays Bank PLC
8.55%, 06/15/2011 - 144A * Ž	330	337
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
Commercial Banks — (continued)
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž	$1,020	$1,083
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	890	1,158
Wells Fargo & Co.
Series K, Class A
7.98%, 03/15/2018 * Ž	1,070	1,126
Diversified Financial Services - 0.9%
City National Capital Trust I
9.63%, 02/01/2040	1,040	1,080
JPMorgan Chase Capital XXV
Series Y,
6.80%, 10/01/2037	810	823
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *	1,458	1,386

Total Preferred Corporate Debt Securities (cost $7,614)		8,428

CORPORATE DEBT SECURITIES - 17.2%
Auto Components - 0.2%
BorgWarner, Inc.
4.63%, 09/15/2020	660	670
Building Products - 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	645	679
Chemicals - 0.2%
Nalco Co.
8.25%, 05/15/2017	520	575
Commercial Banks - 2.5%
Banco Santander Chile
3.75%, 09/22/2015 - 144A	720	724
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	840	1,120
Fifth Third Bancorp
0.71%, 12/20/2016 *	1,250	1,104
First Tennessee Bank NA
4.63%, 05/15/2013	1,365	1,365
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	870	829
Regions Bank
7.50%, 05/15/2018	690	727
Regions Financial Corp.
5.75%, 06/15/2015	740	753
Royal Bank of Scotland PLC
4.88%, 03/16/2015	570	600
Silicon Valley Bank
6.05%, 06/01/2017	1,090	1,149
Zions Bancorporation
7.75%, 09/23/2014	745	789
Construction Materials - 0.2%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	670	674
Consumer Finance - 0.3%
Block Financial LLC
7.88%, 01/15/2013	1,060	1,150
Containers & Packaging - 0.2%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	520	553
Rexam PLC
6.75%, 06/01/2013 - 144A	255	277
Diversified Financial Services - 3.2%
Aviation Capital Group
7.13%, 10/15/2020 - 144A	1,250	1,250
Ford Motor Credit Co., LLC
3.04%, 01/13/2012 * ^	710	709
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	744	772
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,245	1,323
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	1,130	1,212
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	1,110	1,049
Marina District Finance Co., Inc.
9.50%, 10/15/2015 - 144A	585	567
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,070	1,153
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A §	473	483
Selkirk Cogen Funding Corp.
Series A
8.98%, 06/26/2012	670	706
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	540	571
7.50%, 03/13/2013 - 144A	560	608
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,430	1,539
Electric Utilities - 0.3%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	960	1,105
Energy Equipment & Services - 0.4%
NGPL Pipeco LLC
6.51%, 12/15/2012 - 144A	955	1,016
Pride International, Inc.
6.88%, 08/15/2020	510	555
Food & Staples Retailing - 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	610	657
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	550	551
Food Products - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	990	1,133
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	530	567
Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
5.75%, 08/15/2015 - 144A	1,050	1,133
MGM Resorts International
6.75%, 09/01/2012	600	567
Insurance - 1.4%
Fidelity National Financial, Inc.
6.60%, 05/15/2017	705	727
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,040	1,134
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	1,320	1,170
Reinsurance Group of America, Inc.
6.45%, 11/15/2019	1,020	1,131
Travelers Cos., Inc.
6.25%, 03/15/2037 *	1,159	1,113
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Machinery - 0.3%
Kennametal, Inc.
7.20%, 06/15/2012	$990	$1,028
Metals & Mining - 0.3%
ArcelorMittal
5.25%, 08/05/2020	995	1,003
Multi-Utilities - 0.4%
Black Hills Corp.
5.88%, 07/15/2020	670	709
9.00%, 05/15/2014	616	729
Oil, Gas & Consumable Fuels - 0.4%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	640	680
OPTI Canada, Inc.
8.25%, 12/15/2014	340	258
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	471	577
Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/2021 - 144A	850	861
Exopack Holding Corp.
11.25%, 02/01/2014	700	716
Real Estate Investment Trusts - 3.4%
BRE Properties, Inc.
5.20%, 03/15/2021	1,185	1,207
Dexus Property Group
7.13%, 10/15/2014 - 144A	855	942
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	1,070	1,138
Duke Realty, LP
7.38%, 02/15/2015	1,070	1,220
Entertainment Properties Trust
7.75%, 07/15/2020 - 144A	950	961
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	995	1,078
Kilroy Realty, LP
6.63%, 06/01/2020 - 144A	1,200	1,217
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,355	1,389
Tanger Properties, LP
6.13%, 06/01/2020	550	600
6.15%, 11/15/2015	710	796
UDR, Inc.
5.50%, 04/01/2014	1,000	1,061
WEA Finance LLC
6.75%, 09/02/2019 - 144A	980	1,161
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	305	317
6.30%, 06/01/2013	970	1,046
Trading Companies & Distributors - 0.2%
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	780	880
Wireless Telecommunication Services - 1.1%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,625	1,678
6.11%, 01/15/2020 - 144A	1,000	1,105
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,270	1,375

Total Corporate Debt Securities (cost $60,504)		63,971

COMMON STOCKS - 64.6%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	38,705	4,929
Air Freight & Logistics - 2.8%
CH Robinson Worldwide, Inc.	87,000	6,083
Expeditors International of Washington, Inc.	95,235	4,403
Auto Components - 4.3%
BorgWarner, Inc. ‡	204,872	10,780
Johnson Controls, Inc.	172,000	5,246
Capital Markets - 2.9%
Charles Schwab Corp.	315,715	4,388
T. Rowe Price Group, Inc.	124,260	6,222
Chemicals - 0.9%
Sigma-Aldrich Corp. ^	57,500	3,472
Commercial Banks - 0.5%
Marshall & Ilsley Corp.	281,000	1,978
Communications Equipment - 1.5%
QUALCOMM, Inc.	121,790	5,495
Computers & Peripherals - 4.4%
Apple, Inc. ‡	56,885	16,141
Diversified Financial Services - 1.9%
JPMorgan Chase & Co.	188,000	7,157
Electrical Equipment - 2.9%
Cooper Industries PLC — Class A	110,000	5,382
Emerson Electric Co.	99,120	5,220
Energy Equipment & Services - 1.8%
Core Laboratories NV	77,855	6,854
Food Products - 2.3%
Green Mountain Coffee Roasters, Inc. ‡	279,000	8,702
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. ‡	27,000	4,644
Insurance - 1.2%
Berkshire Hathaway, Inc. — Class A ‡	36	4,482
Internet & Catalog Retail - 8.3%
Amazon.com, Inc. ‡	83,630	13,136
NetFlix, Inc. ‡	68,280	11,072
priceline.com, Inc. ‡	19,000	6,618
Internet Software & Services - 3.5%
Google, Inc. — Class A ‡	10,550	5,547
Rackspace Hosting, Inc. ‡^	293,000	7,612
Machinery - 6.8%
Caterpillar, Inc.	107,575	8,464
Kennametal, Inc. ^	248,470	7,685
PACCAR, Inc.	190,180	9,156
Metals & Mining - 2.1%
Vale SA — Class B ADR ‡	246,000	7,692
Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	52,365	4,868
Petroleo Brasileiro SA ADR	158,530	5,751
Paper & Forest Products - 1.9%
Weyerhaeuser Co.	448,792	7,073
Pharmaceuticals - 2.2%
Perrigo Co.	53,000	3,404
Teva Pharmaceutical Industries, Ltd. ADR	87,400	4,610
Professional Services - 1.4%
Robert Half International, Inc. ^	202,155	5,256
Road & Rail - 1.9%
Union Pacific Corp.	86,500	7,076
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - 3.6%
Microsoft Corp.	243,795	$5,971
Oracle Corp.	281,386	7,555

Total Common Stocks (cost $198,294)		240,124

WARRANT - 1.9%
United States - 1.8%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	875,985	6,912
Total Warrant (cost $6,901)

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	7,670,705	7,671
Total Securities Lending Collateral (cost $7,671)

	Principal	Value

REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $6,896 on 10/01/2010.
Collateralized by a U.S. Government Agency
Obligation, 4.00%, due 12/25/2024, and with a value of $7,038.	$6,896	6,896
Total Repurchase Agreement (cost $6,896)

Total Investment Securities (cost $330,051) #		378,430
Other Assets and Liabilities — Net		(7,071)

Net Assets		$371,359

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $7,511.

Ž	The security has a perpetual maturity. The date shown is the next call date.

‡	Non-income producing security.

§	Illiquid. This security aggregated $483, or 0.13%, of the fund’s net assets.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $330,051. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $54,353 and $5,974, respectively. Net unrealized appreciation for tax purposes is $48,379.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $49,874, or 13.43%, of the fund’s net assets.

ADR	American Depositary Receipt

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Balanced VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,195	$—	$8,195
Common Stocks	228,659	11,465	—	240,124
Corporate Debt Securities	—	63,971	—	63,971
Mortgage-Backed Securities	—	16,702	—	16,702
Municipal Government Obligations	—	1,044	—	1,044
Preferred Corporate Debt Securities	—	8,428	—	8,428
Repurchase Agreement	—	6,896	—	6,896
Securities Lending Collateral	7,671	—	—	7,671
U.S. Government Agency Obligations	—	14,663	—	14,663
U.S. Government Obligations	—	3,824	—	3,824
Warrants	—	6,912	—	6,912

Total	$236,330	$142,100	$—	$378,430
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Ending Balance
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	at 09/30/2010
Mortgage-Backed Securities	$980	$2,202	$—	$44	$271	$(3,497)	$—
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica BlackRock Global Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANY — 100.0%
Capital Markets — 100.0%
BlackRock Global Allocation V.I.	31,100,034	$482,362

Total Investment Company (cost $458,663) #		482,362
Other Assets and Liabilities — Net		(105)

Net Assets		$482,257

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $458,663. Aggregate net/gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $23,699.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$482,362	$—	$—	$482,362
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.0%
Aerospace & Defense - 2.0%
L-3 Communications Holdings, Inc. ^	157,000	$11,346
Raytheon Co.	510,000	23,312
Airlines - 0.1%
United Continental Holdings, Inc. ‡	110,000	2,599
Biotechnology - 0.8%
Amgen, Inc. ‡	260,000	14,329
Building Products - 0.0% ∞
Owens Corning, Inc. ‡	10,000	256
Chemicals - 4.1%
Albemarle Corp.	120,000	5,617
Ashland, Inc.	90,000	4,389
Cabot Corp.	307,000	9,999
Cytec Industries, Inc. ^	171,000	9,641
Huntsman Corp. ^	1,440,000	16,646
Lubrizol Corp.	170,000	18,016
RPM International, Inc. ^	492,700	9,815
Commercial Banks - 2.3%
Fifth Third Bancorp ^	1,390,000	16,722
Regions Financial Corp. ^	2,910,000	21,155
Wells Fargo & Co.	130,000	3,267
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	99,500	3,693
Cintas Corp. ^	120,000	3,306
RR Donnelley & Sons Co.	488,000	8,277
Communications Equipment - 0.9%
Motorola, Inc. ‡ ^	1,950,000	16,634
Computers & Peripherals - 3.1%
Lexmark International, Inc. — Class A ‡ ^	158,000	7,050
SanDisk Corp. ‡ ^	390,000	14,294
Seagate Technology PLC ‡	1,470,000	17,316
Western Digital Corp. ‡	610,000	17,317
Construction & Engineering - 0.2%
URS Corp. ‡	100,000	3,798
Consumer Finance – 2.9%
AmeriCredit Corp. ‡ ^	750,000	18,345
Capital One Financial Corp.	600,000	23,730
SLM Corp. ‡ ^	960,000	11,088
Containers & Packaging - 1.3%
Crown Holdings, Inc. ‡ ^	180,000	5,159
Sealed Air Corp.	369,000	8,295
Temple-Inland, Inc. ^	506,000	9,442
Diversified Financial Services - 6.2%
Bank of America Corp. ^	4,340,000	56,898
Citigroup, Inc. ‡	10,900,000	42,510
JPMorgan Chase & Co.	330,000	12,563
Diversified Telecommunication Services - 6.8%
AT&T, Inc.	1,880,000	53,768
Frontier Communications Corp. ^	367,260	3,001
Qwest Communications International, Inc.	3,560,000	22,321
Verizon Communications, Inc. ^	1,370,000	44,648
Electric Utilities - 1.5%
Edison International ^	576,600	19,829
NV Energy, Inc. ^	610,000	8,022
Electrical Equipment - 0.6%
Hubbell, Inc. — Class B ^	140,000	7,105
Thomas & Betts Corp. ‡ ^	88,800	3,643
Electronic Equipment & Instruments - 1.3%
Corning, Inc. ^	1,320,000	24,130
Energy Equipment & Services - 3.9%
Nabors Industries, Ltd. ‡ ^	960,000	17,338
National Oilwell Varco, Inc.	540,000	24,014
Oil States International, Inc. ‡	201,600	9,384
Rowan Cos., Inc. ‡ ^	128,400	3,898
SEACOR Holdings, Inc. ‡ ^	80,000	6,813
Unit Corp. ‡ ^	244,000	9,099
Food & Staples Retailing - 1.2%
Safeway, Inc. ^	990,000	20,948
Food Products - 2.9%
ConAgra Foods, Inc.	690,000	15,139
Del Monte Foods Co. ^	299,800	3,930
Hershey Co. ^	110,000	5,235
Sara Lee Corp.	1,200,000	16,116
Tyson Foods, Inc. — Class A ^	840,000	13,457
Gas Utilities - 0.1%
UGI Corp.	82,000	2,346
Health Care Providers & Services - 11.0%
Aetna, Inc. ^	710,000	22,443
AmerisourceBergen Corp. — Class A ^	580,000	17,783
Cardinal Health, Inc. ^	443,100	14,640
CIGNA Corp. ^	460,000	16,459
Community Health Systems, Inc. ‡ ^	219,900	6,810
Coventry Health Care, Inc. ‡	210,000	4,521
Health Net, Inc. ‡ ^	210,000	5,710
Humana, Inc. ‡ ^	390,000	19,594
Lincare Holdings, Inc. ^	294,750	7,395
McKesson Corp.	310,000	19,152
Omnicare, Inc. ^	170,000	4,060
Tenet Healthcare Corp. ‡ ^	840,000	3,965
UnitedHealth Group, Inc.	880,000	30,896
WellPoint, Inc. ‡	440,000	24,921
Hotels, Restaurants & Leisure - 0.1%
Wyndham Worldwide Corp. ^	40,000	1,099
Household Durables - 0.2%
Whirlpool Corp. ^	35,200	2,850
Household Products - 0.9%
Procter & Gamble Co.	260,000	15,592
Independent Power Producers & Energy Traders - 1.3%
Constellation Energy Group, Inc.	183,300	5,910
Mirant Corp. ‡	646,500	6,439
NRG Energy, Inc. ‡ ^	528,600	11,005
Industrial Conglomerates - 3.4%
Carlisle Cos., Inc. ^	60,000	1,797
General Electric Co.	3,600,000	58,501
Insurance - 5.9%
American Financial Group, Inc.	304,400	9,309
Assurant, Inc. ^	331,200	13,480
Axis Capital Holdings, Ltd. ^	220,000	7,247
Berkshire Hathaway, Inc. — Class B ‡ ^	100,000	8,268
Endurance Specialty Holdings, Ltd. ^	90,700	3,610
Fidelity National Financial, Inc. — Class A	90,000	1,414
Genworth Financial, Inc. — Class A ‡	1,570,000	19,185
HCC Insurance Holdings, Inc. ^	388,400	10,133
Prudential Financial, Inc.	110,000	5,960

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc. — Class A	10,000	$483
RenaissanceRe Holdings, Ltd. ^	10,000	600
Unitrin, Inc.	114,891	2,802
Unum Group ^	900,000	19,934
XL Group PLC — Class A ^	200,000	4,332
Internet & Catalog Retail - 0.3%
Liberty Media Corp. — Interactive — Series A ‡ ^	350,000	4,799
IT Services - 0.3%
Computer Sciences Corp.	121,600	5,594
Machinery - 1.2%
Manitowoc Co., Inc. ^	340,000	4,117
Oshkosh Corp. ‡ ^	137,000	3,768
Timken Co. ^	223,000	8,554
Trinity Industries, Inc. ^	210,000	4,677
Media - 4.5%
CBS Corp. — Class B ^	1,310,000	20,777
Comcast Corp. — Class A ^	1,390,000	25,131
DISH Network Corp. — Class A ^	300,000	5,748
Liberty Global, Inc. — Series A ‡ ^	190,000	5,854
News Corp. — Class A	1,940,000	25,335
Metals & Mining - 1.6%
Alcoa, Inc. ^	1,750,000	21,192
Reliance Steel & Aluminum Co.	190,000	7,891
Multiline Retail - 2.6%
Big Lots, Inc. ‡ ^	130,000	4,323
JC Penney Co., Inc. ^	760,000	20,657
Macy’s, Inc. ^	960,000	22,165
Multi-Utilities - 1.7%
CMS Energy Corp. ^	240,500	4,334
DTE Energy Co.	120,000	5,512
Integrys Energy Group, Inc. ^	140,000	7,288
NiSource, Inc. ^	756,400	13,161
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp. ^	640,000	51,871
Marathon Oil Corp. ^	720,000	23,832
SM Energy Co. ‡ ^	50,000	1,873
Southern Union Co.	367,900	8,852
Teekay Corp. ^	338,500	9,048
Valero Energy Corp. ^	1,250,000	21,888
Williams Cos., Inc.	980,000	18,728
Paper & Forest Products - 1.9%
International Paper Co.	780,000	16,965
MeadWestvaco Corp.	731,300	17,829
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co. ^	1,180,000	31,990
Eli Lilly & Co.	750,000	27,398
Endo Pharmaceuticals Holdings, Inc. ‡ ^	130,000	4,321
Forest Laboratories, Inc. ‡	700,000	21,651
Johnson & Johnson ^	140,000	8,674
Pfizer, Inc.	380,000	6,525
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp. ^	1,510,000	29,036
Micron Technology, Inc. ‡ ^	1,400,000	10,094
Software - 0.7%
Amdocs, Ltd. ‡	170,000	4,872
CA, Inc. ^	385,100	8,134
Specialty Retail - 2.0%
GameStop Corp. — Class A ‡ ^	590,000	11,629
Gap, Inc. ^	599,000	11,165
Limited Brands, Inc.	517,000	13,846
Trading Companies & Distributors - 0.2%
WESCO International, Inc. ‡ ^	115,000	4,518
Wireless Telecommunication Services - 1.9%
NII Holdings, Inc. ‡	140,000	5,754
Sprint Nextel Corp. ‡ ^	5,100,000	23,613
Telephone & Data Systems, Inc.	140,000	4,592

Total Common Stocks (cost $1,811,849)		1,808,882

SHORT-TERM INVESTMENT COMPANY - 0.0%∞
Capital Markets 0.0%∞
BlackRock Provident TempFund 24 à	860,856	861
Total Short-Term Investment Company (cost $861)
SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	27,283,165	27,283
Total Securities Lending Collateral (cost $27,283)

Total Investment Securities (cost $1,839,993) #		1,837,026
Other Assets and Liabilities — Net		(26,402)

Net Assets		$1,810,624

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $26,594.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

à	The investment issuer is affiliated with the sub-adviser of the fund.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $1,839,993. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $94,785 and $97,752, respectively. Net unrealized depreciation for tax purposes is $2,967.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,804,010	$4,872	$—	$1,808,882
Securities Lending Collateral	27,283	—	—	27,283
Short-Term Investment Companies	861	—	—	861
Total	$1,832,154	$4,872	$—	$1,837,026

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica BlackRock Tactical Allocation VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 35.0%
Transamerica JPMorgan Core Bond VP Ж	1,878,049	$23,945
Transamerica PIMCO Total Return VP Ж	2,021,471	23,894
Global/International Stocks - 3.6%
Transamerica MFS International Equity VP Ж	751,575	4,900
Inflation-Protected Securities - 0.0%
Transamerica PIMCO Real Return TIPS €	1,234	14
Tactical and Specialty - 24.4%
Transamerica BlackRock Global Allocation €	833,992	8,882
Transamerica Loomis Sayles Bond €	2,240,582	24,445
U.S. Stocks - 37.0%
Transamerica BlackRock Large Cap Value VP Ж	1,244,791	15,373
Transamerica Jennison Growth VP Ж	2,201,329	15,563
Transamerica JPMorgan Mid Cap Value VP Ж	810,891	9,739
Transamerica Morgan Stanley Mid-Cap Growth VP Ж	380,577	9,952

Total Investment Securities (cost $133,740) #		136,707
Other Assets and Liabilities — Net		(60)

Net Assets		$136,647

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The fund invests its assets in the Initial Class Shares of the affiliated fund of Transamerica Series Trust.

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $133,740. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,580 and $613, respectively. Net unrealized appreciation for tax purposes is $2,967.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$136,707	$—	$—	$136,707

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 97.4%
Australia — 11.7%
CFS Retail Property Trust REIT ^	1,621,000	$2,969
Dexus Property Group REIT	7,898,260	6,527
Goodman Group REIT	9,133,914	5,694
GPT Group REIT	1,951,713	5,546
ING Office Fund REIT	8,273,800	4,798
Lend Lease Corp., Ltd.	398,628	2,932
Mirvac Group REIT	1,114,544	1,433
Stockland REIT	1,586,320	5,888
Westfield Group REIT	1,859,388	22,034
Canada — 1.9%
Calloway REIT ‡	102,200	2,400
Canadian REIT	32,000	972
Primaris Retail REIT	76,900	1,459
RioCan REIT	215,600	4,802
France — 5.1%
Mercialys SA REIT ^	85,133	3,319
SILIC REIT	14,066	1,816
Unibail-Rodamco REIT	91,248	20,233
Hong Kong — 14.0%
Cheung Kong Holdings, Ltd.	1,147,843	17,383
Great Eagle Holdings, Ltd.	330,000	1,002
Hang Lung Group, Ltd.	513,652	3,353
Hang Lung Properties, Ltd.	832,800	4,052
Hongkong Land Holdings, Ltd. ^	1,277,600	7,934
Hysan Development Co., Ltd.	304,400	1,087
Link REIT	1,167,300	3,460
Sun Hung Kai Properties, Ltd.	1,577,255	27,179
Wharf Holdings, Ltd.	527,125	3,383
Japan — 11.4%
Daito Trust Construction Co., Ltd. ^	36,800	2,200
Daiwa House Industry Co., Ltd.	412,000	4,146
Frontier Real Estate Investment Corp. REIT	315	2,600
Japan Logistics Fund, Inc. REIT	231	1,898
Japan Real Estate Investment Corp. REIT ^	514	4,673
Japan Retail Fund Investment Corp. REIT ^	1,108	1,560
Kenedix Realty Investment Corp. REIT	328	1,242
Mitsubishi Estate Co., Ltd.	1,092,190	17,767
Mitsui Fudosan Co., Ltd.	418,410	7,057
Nippon Accommodations Fund, Inc. REIT	172	988
Nippon Building Fund, Inc. REIT	40	350
Sumitomo Realty & Development Co., Ltd. ^	463,000	9,567
United Urban Investment Corp. — Class A REIT ^	319	2,197
Netherlands — 0.0% ∞
Eurocommercial Properties NV REIT	2,377	110
Norway — 0.4%
Norwegian Property ASA	1,220,880	2,107
Singapore — 6.0%
Ascendas REIT ^	1,665,499	2,774
Capitacommercial Trust REIT ^	4,195,000	4,721
Capitaland, Ltd. ^	4,110,200	12,689
CapitaMall Trust REIT	2,934,769	4,797
City Developments, Ltd. ^	408,400	3,963
Frasers Centrepoint Trust REIT ^	775,300	873
Sweden — 0.7%
Castellum AB	127,563	1,697
Hufvudstaden AB — Class A	177,811	1,916
Switzerland — 0.8%
Swiss Prime Site AG ‡	53,215	3,777
United Kingdom — 5.4%
British Land Co., PLC REIT	525,926	3,842
Derwent London PLC REIT	198,720	4,695
Grainger PLC	525,442	906
Great Portland Estates PLC REIT	499,280	2,677
Hammerson PLC REIT	329,027	2,038
Land Securities Group PLC REIT	975,881	9,819
Safestore Holdings PLC	684,905	1,332
Segro PLC REIT ‡	322,794	1,384
United States — 40.0%
Acadia Realty Trust REIT	72,089	1,370
Alexandria Real Estate Equities, Inc. REIT	73,100	5,117
AMB Property Corp. REIT	56,730	1,502
Apartment Investment & Management Co. - Class A REIT	251,000	5,366
AvalonBay Communities, Inc. REIT	65,649	6,823
Boston Properties, Inc. REIT	121,000	10,058
BRE Properties, Inc. REIT	112,900	4,685
Brookfield Properties Corp. ^	248,301	3,854
Developers Diversified Realty Corp. REIT	374,300	4,200
Digital Realty Trust, Inc. REIT ^	36,600	2,258
Equity Residential REIT	283,900	13,504
Extra Space Storage, Inc. REIT	87,500	1,404
Federal Realty Investment Trust REIT	69,800	5,700
HCP, Inc. REIT	131,700	4,739
Highwoods Properties, Inc. REIT	132,100	4,289
Host Hotels & Resorts, Inc. REIT	547,805	7,932
Hyatt Hotels Corp. — Class A ‡	52,297	1,955
Liberty Property Trust REIT	190,925	6,091
Macerich Co. REIT ^	303,792	13,048
Nationwide Health Properties, Inc. REIT	166,300	6,431
Pebblebrook Hotel Trust REIT ‡	72,300	1,302
ProLogis REIT	361,500	4,258
Public Storage REIT	71,280	6,917
Regency Centers Corp. REIT ^	161,566	6,377
Simon Property Group, Inc. REIT	202,359	18,766
SL Green Realty Corp. REIT ^	94,800	6,004
Starwood Hotels & Resorts Worldwide, Inc. ^	118,100	6,207
Tanger Factory Outlet Centers REIT ^	71,500	3,371
Taubman Centers, Inc. REIT ^	88,271	3,938
UDR, Inc. REIT	275,284	5,814
Ventas, Inc. REIT	158,893	8,194
Vornado Realty Trust REIT	184,585	15,787

Total Common Stocks (cost $411,521)		481,278

WARRANT — 0.1%
India — 0.1%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	696
Total Warrant (cost $2,188)
SECURITIES LENDING COLLATERAL — 7.1%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	35,332,301	35,332
Total Securities Lending Collateral (cost $35,332)

	Principal	Value

REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $12,137 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $12,382.	$12,137	12,137

Total Repurchase Agreement (cost $12,137)

Total Investment Securities (cost $461,178) #		529,443
Other Assets and Liabilities — Net		(34,923)

Net Assets		$494,520

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Investment Trusts	62.7%	$331,833
Real Estate Management & Development	26.8	141,979
Hotels, Restaurants & Leisure	1.5	8,162

Investment Securities, at Value	91.0	481,974
Short-Term Investments	9.0	47,469

Total Investments	100.0%	$529,443

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $33,605.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $461,178. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $78,901 and $10,636, respectively. Net unrealized appreciation for tax purposes is $68,265.
DEFINITION:
REIT Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$206,894	$274,384	$—	$481,278
Repurchase Agreement	—	12,137	—	12,137
Securities Lending Collateral	35,332	—	—	35,332
Warrants	—	696	—	696
Total	$242,226	$287,217	$—	$529,443

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Diversified Equity VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.0%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	131,139	$16,701
Air Freight & Logistics - 4.7%
CH Robinson Worldwide, Inc.	204,500	14,299
Expeditors International of Washington, Inc.	312,325	14,438
Auto Components - 5.7%
BorgWarner, Inc. ‡	296,242	15,588
Johnson Controls, Inc.	634,067	19,339
Biotechnology - 3.0%
Amgen, Inc. ‡	166,300	9,165
Celgene Corp. ‡	163,915	9,443
Capital Markets - 0.9%
BlackRock, Inc. — Class A	34,267	5,834
Chemicals - 5.9%
Ecolab, Inc.	147,570	7,488
Nalco Holding Co.	650,000	16,386
Sigma-Aldrich Corp.	207,515	12,530
Commercial Banks - 5.1%
BB&T Corp.	515,132	12,404
City National Corp.	155,720	8,264
Wells Fargo & Co.	422,345	10,614
Communications Equipment - 3.3%
Cisco Systems, Inc. ‡	579,786	12,697
QUALCOMM, Inc.	168,899	7,621
Computers & Peripherals - 3.9%
Apple, Inc. ‡	85,500	24,261
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. ‡	158,750	6,144
Diversified Financial Services - 2.4%
Bank of America Corp.	459,199	6,020
JPMorgan Chase & Co.	231,650	8,819
Electrical Equipment - 2.3%
Hubbell, Inc. — Class B	274,844	13,948
Energy Equipment & Services - 4.0%
Core Laboratories NV	166,168	14,629
Schlumberger, Ltd.	155,425	9,576
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. ‡	194,200	6,057
Health Care Equipment & Supplies - 1.1%
Covidien PLC	161,537	6,492
Hotels, Restaurants & Leisure - 7.4%
Chipotle Mexican Grill, Inc. — Class A ‡	35,320	6,075
Marriott International, Inc. — Class A	504,912	18,092
McDonald’s Corp.	119,680	8,917
Starbucks Corp.	472,065	12,075
Insurance - 1.5%
Travelers Cos., Inc.	176,150	9,177
Internet & Catalog Retail - 3.4%
Amazon.com, Inc. ‡	134,696	21,155
Internet Software & Services - 1.9%
Google, Inc. — Class A ‡	22,623	11,895
IT Services - 1.5%
International Business Machines Corp.	69,054	9,263
Life Sciences Tools & Services - 1.9%
Covance, Inc. ‡	113,465	5,309
Illumina, Inc. ‡	128,845	6,339
Machinery - 7.7%
Caterpillar, Inc.	136,620	10,749
Donaldson Co., Inc.	179,000	8,436
Kennametal, Inc.	431,000	13,331
PACCAR, Inc.	296,460	14,276
Media - 1.0%
Walt Disney Co.	179,545	5,945
Multiline Retail - 1.6%
Target Corp.	185,000	9,886
Oil, Gas & Consumable Fuels - 2.1%
EOG Resources, Inc.	138,915	12,915
Paper & Forest Products - 1.0%
Weyerhaeuser Co.	399,626	6,298
Pharmaceuticals - 2.3%
Johnson & Johnson	99,000	6,134
Teva Pharmaceutical Industries, Ltd. ADR	155,735	8,215
Professional Services - 2.3%
Robert Half International, Inc.	534,000	13,884
Road & Rail - 2.0%
Norfolk Southern Corp.	209,460	12,465
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC ADR	164,850	3,093
Broadcom Corp. — Class A	232,788	8,238
Software - 4.0%
Citrix Systems, Inc. ‡	53,000	3,617
Microsoft Corp.	123,990	3,037
Oracle Corp.	449,000	12,055
Salesforce.com, Inc. ‡	53,504	5,982
Specialty Retail - 1.0%
Carmax, Inc. ‡	217,690	6,065
Textiles, Apparel & Luxury Goods - 2.1%
Nike, Inc. — Class B	161,600	12,951
Trading Companies & Distributors - 2.9%
WW Grainger, Inc.	148,815	17,725
Wireless Telecommunication Services - 0.6%
American Tower Corp. — Class A ‡	73,885	3,787

Total Common Stocks (cost $576,428)		596,138

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $12,000 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $12,244.	$12,000	12,000

Total Repurchase Agreement (cost $12,000)

Total Investment Securities (cost $588,428) #		608,138
Other Assets and Liabilities — Net		6,207

Net Assets		$614,345

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Diversified Equity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $588,428. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,569 and $26,859, respectively. Net unrealized appreciation for tax purposes is $19,710.
DEFINITIONS:
ADR American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$570,201	$25,937	$—	$596,138
Repurchase Agreement	—	12,000	—	12,000

Total	$570,201	$37,937	$—	$608,138

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Efficient Markets VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Capital Markets - 98.9%
DFA Emerging Markets Value Portfolio	16,054	$563
DFA International Small Capital Value Portfolio	209,049	3,276
DFA International Value Portfolio	211,832	3,644
DFA Large Capital International Portfolio	389,014	7,290
DFA U.S. Large Company Portfolio	1,685,231	15,167
DFA U.S. Targeted Value Portfolio	432,768	6,158
Vanguard Intermediate-Term Bond ETF	56,253	4,878
Vanguard Long-Term Bond ETF	16,242	1,396
Vanguard Short-Term Bond ETF	91,676	7,495
Vanguard Total Bond Market ETF ^	56,545	4,674

Total Investment Companies (cost $50,721)		54,541

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	177,450	177
Total Securities Lending Collateral (cost $177)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $852 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $872.	$852	852
Total Repurchase Agreement (cost $852)

Total Investment Securities (cost $51,750) #		55,570
Other Assets and Liabilities — Net		(365)

Net Assets		$55,205

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $174.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $51,750. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,820.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$54,541	$—	$—	$54,541
Securities Lending Collateral	177	—	—	177
Repurchase Agreement	—	852	—	852
Total	$54,718	$852	$—	$55,570
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 5.1%
United States - 5.1%
U.S. Treasury Note
0.63%, 07/31/2012	$14,000	$14,059
Total U.S. Government Obligation (cost $14,031)

	Shares	Value

COMMON STOCKS - 23.5%
Canada - 0.2%
Yamana Gold, Inc.	50,000	570
Japan - 4.7%
KDDI Corp. ^	360	1,723
Mitsubishi UFJ Financial Group, Inc. ^	355,000	1,654
Mitsumi Electric Co., Ltd. ‡	30,000	460
NTT DoCoMo, Inc. ^	800	1,332
Sankyo Co., Ltd. ^	37,000	1,959
Secom Co., Ltd.	55,000	2,484
Toyo Suisan Kaisha, Ltd.	86,000	1,773
Yamato Holdings Co., Ltd. ^	132,000	1,597
Switzerland - 2.2%
Actelion, Ltd. ‡	58,000	2,323
Nobel Biocare Holding AG	110,000	1,976
Noble Corp.	54,000	1,825
United Kingdom - 1.7%
AstraZeneca PLC	34,000	1,728
Ensco PLC ADR	40,000	1,789
GlaxoSmithKline PLC	57,000	1,123
United States - 14.7%
American Eagle Outfitters, Inc.	85,000	1,272
Amgen, Inc. ‡	49,000	2,700
AT&T, Inc.	60,000	1,716
Baxter International, Inc.	35,000	1,670
Becton, Dickinson and Co.	20,000	1,482
Cephalon, Inc. ‡ ^	61,000	3,809
Computer Sciences Corp.	50,000	2,300
Constellation Energy Group, Inc.	60,000	1,934
Exelon Corp.	46,000	1,959
Gilead Sciences, Inc. ‡	154,000	5,483
Microsoft Corp.	100,000	2,449
Nabors Industries, Ltd. ‡	55,000	993
Quest Diagnostics, Inc.	40,000	2,019
Royal Gold, Inc.	40,000	1,994
Tidewater, Inc. ^	65,000	2,912
Ultra Petroleum Corp. ‡	42,000	1,763
Unit Corp. ‡	58,000	2,163
Zimmer Holdings, Inc. ‡	40,000	2,093

Total Common Stocks (cost $63,363)		65,027

INVESTMENT COMPANIES - 6.1%
Canada - 4.6%
Central Fund of Canada, Ltd. — Class A	760,000	12,623
Germany - 1.5%
PowerShares DB Agriculture Fund ^	150,000	4,127

Total Investment Companies (cost $13,162)		16,750

	Notional Amount	Value

PURCHASED OPTIONS - 2.8%
Put Options - 2.8%
Financial Select Sector SPDR	$480	$533
Put Strike $15.00
Expires 12/18/2010
iShares MSCI Emerging Market Index Fund	700	1,351
Put Strike $44.00
Expires 12/18/2010
iShares Russell 2000 Index Fund	470	1,556
Put Strike $66.00
Expires 12/31/2010
SPDR S&P 500 ETF	480	1,090
Put Strike $115.00
Expires 10/16/2010
SPDR S&P 500 ETF	700	1,046
Put Strike $40.00
Expires 12/18/2010
SPDR S&P 500 ETF	200	1,164
Put Strike $115.00
Expires 12/31/2010
SPDR S&P Midcap 400 ETF	240	252
Put Strike $140.00
Expires 10/16/2010
SPDR S&P Retail ETF	180	482
Put Strike $42.00
Expires 12/18/2010
Technology Select Sector SPDR Fund	220	134
Put Strike $22.00
Expires 12/18/2010

Total Purchased Options (cost $14,217)		7,608

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	10,451,915	10,452
Total Securities Lending Collateral (cost $10,452)

	Principal	Value
REPURCHASE AGREEMENT - 62.2%
State Street Bank & Trust Co.
0.01% ▲ , dated 09/30/2010, to be repurchased at $171,302 on 10/01/2010. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, and with a value of $174,733.	$171,302	171,302
Total Repurchase Agreement (cost $171,302)

Total Investment Securities (cost $286,527) #		285,198
Other Assets and Liabilities — Net		(9,700)

Net Assets		$275,498

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)

Australian Dollar	4,094	10/19/2010	$3,829	$119
Australian Dollar	(4,094)	10/19/2010	(3,519)	(428)
Australian Dollar	(4,550)	12/22/2010	(4,153)	(199)
Australian Dollar	(3,300)	12/22/2010	(3,012)	(144)
Brazilian Real	(5,683)	10/04/2010	(3,112)	(244)
Brazilian Real	5,683	10/04/2010	3,180	175
Brazilian Real	(5,683)	10/19/2010	(3,298)	(47)
Brazilian Real	5,683	10/19/2010	3,298	47
Brazilian Real	(5,683)	10/19/2010	(3,170)	(176)
Brazilian Real	(6,285)	12/02/2010	(3,514)	(153)
Brazilian Real	6,285	12/02/2010	3,621	47
Canadian Dollar	(11,500)	12/03/2010	(11,155)	(7)
Euro	4,500	10/21/2010	5,558	576
Euro	(4,500)	10/21/2010	(5,511)	(622)
Japanese Yen	(1,082,385)	12/27/2010	(12,937)	(44)
Japanese Yen	(164,566)	12/27/2010	(1,967)	(6)
Mexican Peso	(62,700)	12/17/2010	(4,977)	37
Mexican Peso	62,700	12/17/2010	4,754	186
New Zealand Dollar	(6,650)	12/22/2010	(4,788)	(58)
Norwegian Krone	27,150	10/15/2010	4,124	489
Norwegian Krone	(27,150)	10/15/2010	(4,039)	(574)
Peruvian Sol	(2,732)	04/11/2011	(961)	(19)
Peruvian Sol	2,732	04/11/2011	956	24
Polish Zloty	(11,700)	12/17/2010	(3,858)	(144)
Polish Zloty	11,700	12/17/2010	3,748	254
Pound Sterling	3,900	10/08/2010	5,572	554
Pound Sterling	(3,900)	10/08/2010	(5,705)	(421)
Pound Sterling	(1,700)	11/18/2010	(2,586)	(83)
Pound Sterling	(2,420)	11/18/2010	(3,682)	(118)
Pound Sterling	(2,100)	11/18/2010	(3,349)	51
Pound Sterling	2,900	11/18/2010	4,510	44
Republic of Korea Won	1,285,199	03/23/2011	1,120	14
Republic of Korea Won	(1,285,199)	03/23/2011	(1,043)	(90)
Russian Ruble	109,800	10/19/2010	3,606	(21)
Russian Ruble	98,400	10/19/2010	3,232	(19)
Russian Ruble	(98,400)	10/19/2010	(3,200)	(13)
Russian Ruble	107,570	10/19/2010	3,519	(7)
Russian Ruble	(208,773)	10/19/2010	(6,759)	(58)
Russian Ruble	107,570	10/19/2010	3,519	(7)
Russian Ruble	(116,167)	10/19/2010	(3,729)	(64)
Singapore Dollar	(4,661)	12/02/2010	(3,483)	(61)
Singapore Dollar	4,661	12/02/2010	3,441	103
South African Rand	758	10/01/2010	109	(♦ )
South African Rand	12,115	10/19/2010	1,689	44
South African Rand	15,058	10/19/2010	2,097	57
South African Rand	(27,173)	10/19/2010	(3,519)	(367)
South African Rand	(36,336)	11/30/2010	(4,668)	(494)
South African Rand	(15,900)	11/30/2010	(2,131)	(128)
Swedish Krona	33,200	10/21/2010	4,183	741
Swedish Krona	(33,200)	10/21/2010	(4,137)	(786)
Swedish Krona	(23,800)	12/21/2010	(3,470)	(53)
Swiss Franc	(4,800)	10/08/2010	(4,145)	(740)
Swiss Franc	4,800	10/08/2010	4,183	702
Swiss Franc	(4,000)	11/10/2010	(3,858)	(214)
Swiss Franc	(2,941)	11/10/2010	(2,829)	(165)
Swiss Franc	(2,120)	11/10/2010	(2,090)	(69)
Turkish Lira	2,000	10/15/2010	1,334	45
Turkish Lira	(2,000)	10/15/2010	(1,320)	(59)
Turkish Lira	(5,400)	10/15/2010	(3,284)	(439)
Turkish Lira	5,400	10/19/2010	3,593	128
Turkish Lira	(5,400)	10/19/2010	(3,541)	(179)

				$(3,083)

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
				Appreciation
Bought/Sold	Currency	Amount	Settlement Date	(Depreciation)

Buy	Australian Dollar	5,300	11/02/2010	$553
Sell	Japanese Yen	(394,956)	11/02/2010	(183)
Buy	Australian Dollar	3,060	10/27/2010	77
Sell	Singapore Dollar	(3,818)	10/27/2010	(32)
Buy	Australian Dollar	4,000	11/02/2010	505
Sell	Swiss Franc	(3,533)	11/02/2010	(250)
Buy	Canadian Dollar	5,700	10/01/2010	182
Sell	Swiss Franc	(5,721)	10/01/2010	(464)
Buy	Canadian Dollar	2,995	12/30/2010	(15)
Sell	New Zealand Dollar	(4,000)	12/30/2010	7
Buy	Canadian Dollar	4,491	10/01/2010	148
Sell	Singapore Dollar	(5,750)	10/01/2010	(156)
Buy	Canadian Dollar	3,075	10/28/2010	(15)
Sell	Australian Dollar	(3,200)	10/28/2010	(80)
Buy	Euro	4,488	10/13/2010	582
Sell	Japanese Yen	(493,000)	10/13/2010	(371)
Buy	Euro	4,331	10/13/2010	582
Sell	Mexican Peso	(69,637)	10/13/2010	(199)
Buy	Euro	2,762	12/17/2010	220
Sell	New Zealand Dollar	(5,000)	12/17/2010	(102)
Buy	Euro	2,700	12/30/2010	160
Sell	South African Rand	(25,320)	12/30/2010	(63)
Buy	Euro	2,700	10/15/2010	361
Sell	Turkish Lira	(5,353)	10/15/2010	(372)
Buy	Euro	2,747	12/15/2010	209
Sell	Swiss Franc	(3,600)	12/15/2010	(133)
Buy	Japanese Yen	369,000	10/13/2010	406
Sell	Pound Sterling	(2,790)	10/13/2010	(368)
Buy	Japanese Yen	122,775	10/15/2010	108
Sell	Turkish Lira	(2,200)	10/15/2010	(154)
Buy	Japanese Yen	299,862	10/15/2010	330
Sell	Turkish Lira	(5,400)	10/15/2010	(461)
Buy	Japanese Yen	493,000	10/13/2010	506
Sell	Euro	(4,413)	10/13/2010	(615)
Buy	Japanese Yen	504,768	10/08/2010	555
Sell	Swiss Franc	(6,400)	10/08/2010	(1,023)
Buy	Japanese Yen	409,197	11/02/2010	362
Sell	Australian Dollar	(5,300)	11/02/2010	(561)
Buy	Japanese Yen	314,118	11/11/2010	96
Sell	Swedish Krona	(26,000)	11/11/2010	(185)
Buy	Japanese Yen	499,984	10/29/2010	538
Sell	New Zealand Dollar	(8,300)	10/29/2010	(622)
Buy	Mexican Peso	69,637	10/13/2010	73
Sell	Euro	(4,230)	10/13/2010	(319)
Buy	Mexican Peso	59,294	10/13/2010	144
Sell	Swiss Franc	(4,800)	10/13/2010	(329)
Buy	New Zealand Dollar	8,300	10/29/2010	271
Sell	Japanese Yen	(506,299)	10/29/2010	(264)
Buy	New Zealand Dollar	5,000	12/17/2010	(40)
Sell	Euro	(2,695)	12/17/2010	14
Buy	New Zealand Dollar	5,038	10/01/2010	365
Sell	Swedish Krona	(26,800)	10/01/2010	(645)
Buy	New Zealand Dollar	5,029	10/20/2010	88
Sell	Polish Zloty	(11,190)	10/20/2010	(249)
Buy	New Zealand Dollar	4,900	12/01/2010	169
Sell	Swiss Franc	(3,483)	12/01/2010	(139)
Buy	Norwegian Krone	21,800	10/15/2010	349
Sell	Turkish Lira	(5,415)	10/15/2010	(379)
Buy	Norwegian Krone	21,962	12/17/2010	152
Sell	Swiss Franc	(3,600)	12/17/2010	(99)
Buy	Polish Zloty	11,308	10/08/2010	402
Sell	Turkish Lira	(5,500)	10/08/2010	(311)
Buy	Polish Zloty	11,046	12/17/2010	210
Sell	Swiss Franc	(3,600)	12/17/2010	(98)
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
				Appreciation
Bought/Sold	Currency	Amount	Settlement Date	(Depreciation)

Buy	Polish Zloty	11,190	10/20/2010	$315
Sell	New Zealand Dollar	(4,965)	10/20/2010	(107)
Buy	Pound Sterling	2,200	12/01/2010	142
Sell	South African Rand	(26,122)	12/01/2010	(398)
Buy	Pound Sterling	2,903	10/13/2010	407
Sell	Japanese Yen	(369,000)	10/13/2010	(268)
Buy	Pound Sterling	2,100	12/08/2010	14
Sell	Swiss Franc	(3,258)	12/08/2010	(34)
Buy	Singapore Dollar	4,700	10/01/2010	197
Sell	South African Rand	(26,278)	10/01/2010	(392)
Buy	Singapore Dollar	5,750	10/01/2010	239
Sell	Canadian Dollar	(4,293)	10/01/2010	(39)
Buy	Singapore Dollar	7,566	10/27/2010	179
Sell	Australian Dollar	(6,300)	10/27/2010	(495)
Buy	Singapore Dollar	4,639	10/15/2010	239
Sell	Turkish Lira	(5,400)	10/15/2010	(436)
Buy	South African Rand	25,653	10/01/2010	196
Sell	Singapore Dollar	(4,700)	10/01/2010	(90)
Buy	South African Rand	25,909	12/30/2010	(40)
Sell	Euro	(2,700)	12/30/2010	27
Buy	South African Rand	32,212	10/01/2010	104
Sell	Swedish Krona	(32,200)	10/01/2010	(260)
Buy	Swedish Krona	32,200	10/01/2010	641
Sell	South African Rand	(32,345)	10/01/2010	(503)
Buy	Swedish Krona	26,800	10/01/2010	509
Sell	Turkish Lira	(5,494)	10/01/2010	(330)
Buy	Swedish Krona	26,800	10/01/2010	509
Sell	New Zealand Dollar	(4,965)	10/01/2010	(175)
Buy	Swedish Krona	26,000	11/11/2010	334
Sell	Japanese Yen	(308,093)	11/11/2010	(173)
Buy	Swiss Franc	6,211	10/01/2010	813
Sell	Canadian Dollar	(5,700)	10/01/2010	(32)
Buy	Swiss Franc	3,784	11/02/2010	447
Sell	Australian Dollar	(4,000)	11/02/2010	(446)
Buy	Swiss Franc	3,600	12/17/2010	50
Sell	Norwegian Krone	(21,940)	12/17/2010	(98)
Buy	Swiss Franc	4,800	10/13/2010	752
Sell	Mexican Peso	(54,190)	10/13/2010	(163)
Buy	Swiss Franc	6,400	10/08/2010	966
Sell	Japanese Yen	(496,453)	10/08/2010	(400)
Buy	Swiss Franc	3,800	10/15/2010	591
Sell	Turkish Lira	(5,400)	10/15/2010	(447)
Buy	Swiss Franc	3,616	12/01/2010	347
Sell	New Zealand Dollar	(4,900)	12/01/2010	(241)
Buy	Turkish Lira	5,258	10/15/2010	101
Sell	Euro	(2,700)	10/15/2010	(156)
Buy	Turkish Lira	7,600	10/15/2010	362
Sell	Japanese Yen	(422,317)	10/15/2010	(182)
Buy	Turkish Lira	5,618	10/01/2010	181
Sell	Swedish Krona	(26,800)	10/01/2010	(274)
Buy	Turkish Lira	5,400	10/15/2010	164
Sell	Singapore Dollar	(4,867)	10/15/2010	(142)
Buy	Turkish Lira	5,500	10/08/2010	133
Sell	Polish Zloty	(11,118)	10/08/2010	(158)
Buy	Turkish Lira	5,400	10/15/2010	316
Sell	Swiss Franc	(3,622)	10/15/2010	(279)
Buy	Turkish Lira	4,600	11/15/2010	82
Sell	Australian Dollar	(3,281)	11/15/2010	(80)
Buy	Turkish Lira	5,415	10/15/2010	126
Sell	Norwegian Krone	(21,814)	10/15/2010	(99)

				$1,974

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Capital Markets	5.9%	$16,750
Biotechnology	5.0	14,315
U.S. Government Obligation	4.9	14,059
Energy Equipment & Services	3.4	9,682
Derivative	2.7	7,608
Health Care Equipment & Supplies	2.5	7,221
Wireless Telecommunication Services	1.1	3,055
Pharmaceuticals	1.0	2,851
Metals & Mining	0.9	2,564
Commercial Services & Supplies	0.9	2,484
Software	0.9	2,449
IT Services	0.8	2,300
Health Care Providers & Services	0.7	2,019
Leisure Equipment & Products	0.7	1,959
Electric Utilities	0.7	1,959
Independent Power Producers & Energy Traders	0.7	1,934
Food Products	0.6	1,773
Oil, Gas & Consumable Fuels	0.6	1,763
Diversified Telecommunication Services	0.6	1,716
Commercial Banks	0.6	1,654
Air Freight & Logistics	0.6	1,597
Specialty Retail	0.4	1,272
Electronic Equipment & Instruments	0.2	460

Investment Securities, at Value	36.3	103,444
Short-Term Investments	63.7	181,754

Total Investments	100.0%	$285,198

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,029.

‡	Non-income producing security.

♦	Amount rounds to less than $1.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $286,527. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,805 and $8,134, respectively. Net unrealized depreciation for tax purposes is $1,329.
DEFINITIONS:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipt

S&P	Standard & Poor
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$41,281	$23,746	$—	$65,027
Investment Companies	16,750	—	—	16,750
Purchased Options	—	7,608	—	7,608
Repurchase Agreement	—	171,302	—	171,302
Securities Lending Collateral	10,452	—	—	10,452
U.S. Government Obligations	—	14,059	—	14,059

Total	$68,483	$216,715	$—	$285,198

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts — Appreciation	$—	$22,644	$—	$22,644
Forward Foreign Currency Contracts — Depreciation	—	(23,753)	—	(23,753)

Total	$—	( $1,109)	$—	( $1,109)

*	Other financial instruments are derivative instruments. Future Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Focus VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.2%
Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc. ^	91,255	$6,381
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. ‡ ^	93,071	5,990
Commercial Banks - 4.4%
PrivateBancorp, Inc. — Class A ^	315,865	3,598
SunTrust Banks, Inc. ^	142,627	3,684
Communications Equipment - 7.5%
QUALCOMM, Inc.	270,908	12,223
Computers & Peripherals - 8.3%
Apple, Inc. ‡	47,506	13,480
Diversified Consumer Services - 6.6%
K12, Inc. ‡ ^	182,720	5,304
Strayer Education, Inc. ^	30,794	5,374
Diversified Financial Services - 2.6%
Bank of America Corp.	315,670	4,138
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. ‡ ^	81,520	2,543
Health Care Equipment & Supplies - 1.6%
Covidien PLC	66,300	2,665
Hotels, Restaurants & Leisure - 10.3%
Marriott International, Inc. — Class A ^	308,039	11,037
Peet’s Coffee & Tea, Inc. ‡ ^	163,225	5,587
Internet & Catalog Retail - 11.0%
Amazon.com, Inc. ‡ ^	67,344	10,576
priceline.com, Inc. ‡ ^	21,197	7,384
Internet Software & Services - 9.7%
Google, Inc. — Class A ‡	13,640	7,173
QuinStreet, Inc. ‡ ^	245,209	3,685
Rackspace Hosting, Inc. ‡ ^	184,600	4,796
Machinery - 5.2%
Kennametal, Inc. ^	96,980	3,000
PACCAR, Inc. ^	109,900	5,291
Media - 3.9%
IMAX Corp. ‡ ^	371,590	6,265
Oil, Gas & Consumable Fuels - 0.7%
Rosetta Resources, Inc. ‡ ^	48,035	1,128
Professional Services - 3.5%
Robert Half International, Inc. ^	219,627	5,710
Road & Rail - 1.4%
Kansas City Southern ‡	60,095	2,248
Software - 8.0%
Citrix Systems, Inc. ‡	89,990	6,140
RealD, Inc. ‡ ^	123,950	2,292
Rosetta Stone, Inc. ‡	135,620	2,881
Rovi Corp. ‡ ^	34,200	1,724
Textiles, Apparel & Luxury Goods - 3.3%
Nike, Inc. — Class B ^	66,150	5,301

Total Common Stocks (cost $137,572)		157,598

SECURITIES LENDING COLLATERAL - 25.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	41,872,506	41,873
Total Securities Lending Collateral (cost $41,873)

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,920 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,981.	$2,920	2,920
Total Repurchase Agreement (cost $2,920)

Total Investment Securities (cost $182,365) #		202,391
Other Assets and Liabilities — Net		(40,238)

Net Assets		$162,153

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $40,883.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

♦	Amount rounds to less than $1.

#	Aggregate cost for federal income tax purposes is $182,365. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,462 and $3,436, respectively. Net unrealized appreciation for tax purposes is $20,026.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$157,598	$—	$—	$157,598
Repurchase Agreement	—	2,920	—	2,920
Securities Lending Collateral	41,873	—	—	41,873

Total	$199,471	$2,920	$—	$202,391

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Ending Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	09/30/2010
Common Stocks	$ ♦	$ (♦)	$ —	$ —	$ ♦	$ —	$ —
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Foxhall Emerging Markets/Pacific Rim VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.4%
Capital Markets - 93.4%
Guggenheim China Small Cap ETF	72,120	$2,180
iShares Barclays 1-3 Year Treasury Bond Fund ^	35,815	3,022
iShares Barclays Short Treasury Bond Fund	27,360	3,016
iShares MSCI Chile Investable Market Index Fund	29,330	2,171
iShares MSCI Hong Kong Index Fund ^	115,855	2,102
iShares MSCI Malaysia Index Fund ^	156,860	2,155
iShares MSCI Singapore Index Fund ^	157,405	2,081
iShares MSCI Taiwan Index Fund ^	160,385	2,173
iShares MSCI Thailand Index Fund ^	35,725	2,217
Market Vectors — Indonesia Index ETF	25,030	2,168
PowerShares DWA Emerging Markets Technical Leaders Portfolio	266,660	4,668
SPDR Barclays Capital 1-3 Month T-Bill ETF	65,775	3,016
WisdomTree Emerging Markets Equity Income Fund	111,685	6,218
Wisdomtree Emerging Markets Small Cap Dividend Fund	12,355	622
WisdomTree India Earnings Fund	81,105	2,139

Total Investment Companies (cost $36,950)		39,948

SECURITIES LENDING COLLATERAL - 21.6%
Securities Lending Collateral - 21.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	9,253,551	$9,254

Total Securities Lending Collateral (cost $9,254)		9,254

	Principal	Value

REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,756 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,814.	$2,756	2,756

Total Repurchase Agreement (cost $2,756)
Total Investment Securities (cost $48,960) #		51,958
Other Assets and Liabilities — Net		(9,176)

Net Assets		$42,782

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,996.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $48,960. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,999 and $1, respectively. Net unrealized appreciation for tax purposes is $2,998.
DEFINITIONS:

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$39,948	$—	$—	$39,948
Repurchase Agreement	—	2,756	—	2,756
Securities Lending Collateral	9,254	—	—	9,254

Total	$49,202	$2,756	$—	$51,958

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Foxhall Global Conservative VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.9%
Capital Markets - 93.9%
CurrencyShares Australian Dollar Trust	1,105	$107
CurrencyShares Japanese Yen Trust	1,010	120
CurrencyShares Swiss Franc Trust	665	67
Guggenheim China Small Cap ETF	3,220	97
Guggenheim Multi-Asset Income ETF	37,065	711
iShares Barclays 1-3 Year Treasury Bond Fund ^	7,925	5,732
iShares Barclays Short Treasury Bond Fund	51,990	5,732
iShares MSCI Chile Investable Market Index Fund	1,320	98
iShares MSCI Hong Kong Index Fund ^	5,225	95
iShares MSCI Malaysia Index Fund ^	7,090	97
iShares MSCI Singapore Index Fund ^	7,175	95
iShares MSCI Taiwan Index Fund ^	7,160	97
iShares MSCI Thailand Index Fund ^	1,565	97
iShares S&P U.S. Preferred Stock Index Fund	17,835	709
Market Vectors — Indonesia Index ETF	1,125	97
PowerShares DB Agriculture Fund ^	2,270	62
PowerShares DB Gold Fund ^	2,580	120
PowerShares DWA Developed Markets Technical Leaders Portfolio	26,545	533
PowerShares DWA Emerging Markets Technical Leaders Portfolio	11,670	204
PowerShares VRDO Tax Free Weekly Portfolio	45,270	1,132
SPDR Barclays Capital 1-3 Month T-Bill ETF	124,975	5,730
Utilities Select Sector SPDR Fund ^	22,590	708
WisdomTree Dividend Ex-Financials Fund	16,055	709
WisdomTree Dreyfus Brazilian Real Fund ^	4,145	120
WisdomTree Emerging Markets Equity Income Fund	4,970	277
WisdomTree Emerging Markets Small Cap Dividend Fund	545	27
WisdomTree India Earnings Fund	3,685	97

Total Investment Companies (cost $23,403)		23,670

SECURITIES LENDING COLLATERAL — 16.2%
Securities Lending Collateral — 16.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	4,085,436	4,085
Total Securities Lending Collateral (cost $4,085)

	Principal	Value

REPURCHASE AGREEMENT - 10.8%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,724 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,782.	$2,724	2,724

Total Repurchase Agreement (cost $2,724)
Total Investment Securities (cost $30,212) #		30,479
Other Assets and Liabilities — Net		(5,276)

Net Assets		$25,203

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $3,993.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $30,212. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $271 and $4, respectively. Net unrealized appreciation for tax purposes is $267.
DEFINITIONS:

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

VRDO	Variable Rate Demand Obligations
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$23,670	$—	$—	$23,670
Securities Lending Collateral	4,085	—	—	4,085
Repurchase Agreement	—	2,724	—	2,724

Total	$27,755	$2,724	$—	$30,479

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Foxhall Global Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 90.5%
Capital Markets - 90.5%
CurrencyShares Australian Dollar Trust	7,850	$761
CurrencyShares Japanese Yen Trust	6,775	803
CurrencyShares Swiss Franc Trust	4,655	470
Guggenheim China Small Cap ETF	23,710	717
Guggenheim Multi-Asset Income ETF	255,030	4,891
iShares Barclays 1-3 Year Treasury Bond Fund ^	15,575	1,314
iShares Barclays Short Treasury Bond Fund	11,900	1,312
iShares MSCI Chile Investable Market Index Fund	9,275	687
iShares MSCI Hong Kong Index Fund ^	38,065	690
iShares MSCI Malaysia Index Fund ^	48,360	664
iShares MSCI Singapore Index Fund ^	49,550	655
iShares MSCI Taiwan Index Fund ^	52,000	705
iShares MSCI Thailand Index Fund ^	11,330	703
iShares S&P U.S. Preferred Stock Index Fund	119,785	4,765
Market Vectors — Indonesia Index ETF	8,170	708
PowerShares DB Agriculture Fund ^	15,925	438
PowerShares DB Gold Fund	17,990	834
PowerShares DWA Developed Markets Technical Leaders Portfolio	191,275	3,843
PowerShares DWA Emerging Markets Technical Leaders Portfolio	87,280	1,528
SPDR Barclays Capital 1-3 Month T-Bill ETF	28,605	1,312
Utilities Select Sector SPDR Fund ^	151,495	4,749
WisdomTree Dividend Ex-Financials Fund	112,855	4,985
WisdomTree Dreyfus Brazilian Real Fund	28,405	821
WisdomTree Emerging Markets Equity Income Fund	35,145	1,957
Wisdomtree Emerging Markets Small Cap Dividend Fund	4,025	203
WisdomTree India Earnings Fund	27,015	712

Total Investment Companies (cost $39,373)		41,227

SECURITIES LENDING COLLATERAL - 9.1%
Securities Lending Collateral - 9.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	4,138,909	4,139

Total Securities Lending Collateral (cost $4,139)		4,139

	Principal	Value

REPURCHASE AGREEMENT - 9.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $4,327 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $4,416.	$4,327	4,327
Total Repurchase Agreement (cost $4,327)

Total Investment Securities (cost $47,839) #		49,693
Other Assets and Liabilities — Net		(4,140)

Net Assets		$45,553

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $4,026.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $47,839. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,855 and $1, respectively. Net unrealized appreciation for tax purposes is $1,854.
DEFINITIONS:

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$41,227	$—	$—	$41,227
Repurchase Agreement	—	4,327	—	4,327
Securities Lending Collateral	4,139	—	—	4,139

Total	$45,366	$4,327	$—	$49,693

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Foxhall Global Hard Asset VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.5%
Capital Markets - 93.5%
CurrencyShares Australian Dollar Trust	12,660	$1,228
iShares Barclays 1-3 Year Treasury Bond Fund ^	17,145	1,447
iShares Barclays Short Treasury Bond Fund	13,120	1,446
iShares Dow Jones U.S. Basic Materials Sector Index Fund ^	45,670	2,950
Market Vectors — Agribusiness ETF	62,160	2,850
Market Vectors — Gold Miners ETF ^	51,950	2,906
PowerShares DB Agriculture Fund ^	209,435	5,762
SPDR Barclays Capital 1-3 Month T-Bill ETF	31,475	1,443
SPDR Dow Jones International Real Estate ETF	77,690	2,990
WisdomTree Dreyfus Brazilian Real Fund ^	202,490	5,853

Total Investment Companies (cost $28,416)		28,875

SECURITIES LENDING COLLATERAL - 22.7%
Securities Lending Collateral - 22.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	7,021,868	7,022

Total Securities Lending Collateral (cost $7,022)		7,022

	Principal	Value

REPURCHASE AGREEMENT - 6.6%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,043 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,085.	$2,043	2,043
Total Repurchase Agreement (cost $2,043)

Total Investment Securities (cost $37,481) #		37,940
Other Assets and Liabilities — Net		(7,034)

Net Assets		$30,906

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $6,849.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $37,481. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $536 and $77, respectively. Net unrealized appreciation for tax purposes is $459.
DEFINITIONS:

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$28,875	$—	$—	$28,875

Repurchase Agreement	—	2,043	—	2,043

Securities Lending Collateral	7,022	—	—	7,022

Total	$35,897	$2,043	$—	$37,940

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Growth Opportunities VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.7%
Air Freight & Logistics - 6.5%
CH Robinson Worldwide, Inc. ^	138,845	$9,708
Expeditors International of Washington, Inc. ^	108,414	5,012
Auto Components - 3.8%
BorgWarner, Inc. ‡ ^	161,128	8,479
Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc. ‡ ^	57,528	1,286
Myriad Genetics, Inc. ‡ ^	136,250	2,235
Onyx Pharmaceuticals, Inc. ‡	52,722	1,391
Capital Markets - 4.5%
Cohen & Steers, Inc. ^	147,066	3,191
Greenhill & Co., Inc. ^	58,700	4,657
T. Rowe Price Group, Inc.	45,565	2,281
Chemicals - 1.4%
Ecolab, Inc.	62,983	3,196
Commercial Banks - 6.0%
City National Corp. ^	172,828	9,172
Marshall & Ilsley Corp.	616,280	4,339
Communications Equipment - 1.8%
Juniper Networks, Inc. ‡ ^	82,732	2,511
Polycom, Inc. ‡ ^	58,883	1,606
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. ‡	47,109	1,823
Construction Materials - 1.2%
Martin Marietta Materials, Inc. ^	34,538	2,658
Consumer Finance - 1.3%
Green Dot Corp. — Class A ‡	61,269	2,970
Diversified Consumer Services - 1.5%
Strayer Education, Inc. ^	19,624	3,424
Diversified Financial Services - 2.8%
MSCI, Inc. — Class A ‡	189,047	6,278
Electrical Equipment - 4.2%
Cooper Industries PLC — Class A ^	160,006	7,829
Hubbell, Inc. — Class B	33,271	1,689
Energy Equipment & Services - 3.6%
Core Laboratories NV ‡^	90,542	7,971
Food Products - 1.3%
Green Mountain Coffee Roasters, Inc. ‡	92,058	2,871
Health Care Equipment & Supplies - 4.3%
Idexx Laboratories, Inc. ‡ ^	36,255	2,238
Intuitive Surgical, Inc. ‡ ^	21,950	6,227
Masimo Corp. ^	46,522	1,271
Hotels, Restaurants & Leisure - 1.8%
Wynn Resorts, Ltd. ^	47,614	4,131
Internet & Catalog Retail - 4.1%
NetFlix, Inc. ‡	8,100	1,313
priceline.com, Inc. ‡	22,846	7,959
Internet Software & Services - 2.0%
Opentable, Inc. ‡	23,000	1,566
Rackspace Hosting, Inc. ‡ ^	110,546	2,872
Life Sciences Tools & Services - 2.6%
Covance, Inc. ‡ ^	52,969	2,478
Illumina, Inc. ‡ ^	69,970	3,443
Machinery - 7.7%
Donaldson Co., Inc. ^	30,696	1,447
Joy Global, Inc. ^	69,102	4,859
Kennametal, Inc. ^	244,012	7,548
PACCAR, Inc. ^	70,003	3,371
Media - 3.4%
IMAX Corp. ‡ ^	454,656	7,666
Metals & Mining - 2.7%
Allegheny Technologies, Inc. ^	130,317	6,053
Oil, Gas & Consumable Fuels - 1.3%
Range Resources Corp. ^	79,490	3,031
Pharmaceuticals - 0.6%
Allergan, Inc. ^	19,477	1,296
Professional Services - 1.4%
Robert Half International, Inc. ^	123,249	3,204
Road & Rail - 3.0%
Kansas City Southern ‡	181,825	6,802
Semiconductors & Semiconductor Equipment - 2.7%
ARM Holdings PLC ADR	140,995	2,645
Broadcom Corp. — Class A	95,196	3,369
Software - 12.8%
Informatica Corp. ‡ ^	107,893	4,144
Intuit, Inc. ‡	139,695	6,120
RealD, Inc. ‡	225,042	4,161
Rovi Corp. ‡ ^	116,237	5,860
Salesforce.com, Inc. ‡ ^	75,835	8,478
Specialty Retail - 1.7%
Carmax, Inc. ‡	71,655	1,996
Guess?, Inc.	45,107	1,833
Textiles, Apparel & Luxury Goods - 1.2%
Under Armour, Inc. — Class A ‡ ^	58,419	2,631
Trading Companies & Distributors - 1.5%
WW Grainger, Inc. ^	27,904	3,324

Total Common Stocks (cost $178,019)		219,913

SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	27,144,585	27,145
Total Securities Lending Collateral (cost $27,145)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,564 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,619.	$2,564	2,564
Total Repurchase Agreement (cost $2,564)

Total Investment Securities (cost $207,728) #		249,622
Other Assets and Liabilities — Net		(24,622)

Net Assets		$225,000

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Growth Opportunities VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $26,547.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $207,728. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,864 and $5,970, respectively. Net unrealized appreciation for tax purposes is $41,894.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$209,297	$10,616	$—	$219,913
Repurchase Agreement	—	2,564	—	2,564
Securities Lending Collateral	27,145	—	—	27,145

Total	$236,442	$13,180	$—	$249,622

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Hanlon Balanced VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 91.0%
Capital Markets - 91.0%
iShares iBoxx $ High Yield Corporate Bond Fund ^	158,894	$14,252
iShares JPMorgan USD Emerging Markets Bond Fund	25,537	2,844
iShares MSCI Chile Investable Market Index Fund	7,101	526
iShares MSCI Thailand Index Fund ^	18,542	1,151
Market Vectors — Indonesia Index ETF	13,174	1,141
ProShares Ultra Gold	18,525	1,130
SPDR Barclays Capital High Yield Bond Fund ^	355,595	14,227
SSC Government Money Market Fund	4,385,380	4,385
SSgA Money Market Fund	4,385,380	4,385
SSgA Prime Money Market Fund	4,385,380	4,385
State Street Institutional Liquid Reserves Fund	4,385,380	4,385

Total Investment Companies (cost $51,971)		52,811

SECURITIES LENDING COLLATERAL - 15.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	9,233,586	9,234
Total Securities Lending Collateral (cost $9,234)

	Principal	Value

REPURCHASE AGREEMENT - 7.6%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $4,385 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,476.
Total Repurchase Agreement (cost $4,385)

Total Investment Securities (cost $65,590) #		66,430
Other Assets and Liabilities — Net		(8,397)

Net Assets		$58,033

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $9,044.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $65,590. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $840.
DEFINITIONS:

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$52,811	$—	$—	$52,811
Securities Lending Collateral	9,234	—	—	9,234
Repurchase Agreement	—	4,385	—	4,385
Total	$62,045	$4,385	$—	$66,430
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Hanlon Growth and Income VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.4%
Capital Markets - 93.4%
iShares iBoxx $ High Yield Corporate Bond Fund ^	101,300	$9,085
iShares JPMorgan USD Emerging Markets Bond Fund	16,286	1,813
iShares MSCI Chile Investable Market Index Fund	4,665	345
iShares MSCI Thailand Index Fund ^	15,007	931
Market Vectors — Indonesia Index ETF	10,569	915
ProShares Ultra Gold	14,871	907
SPDR Barclays Capital High Yield Bond Fund ^	226,692	9,070
SSC Government Money Market Fund	2,670,673	2,671
SSgA Money Market Fund	2,670,673	2,671
SSgA Prime Money Market Fund	2,670,673	2,671
State Street Institutional Liquid Reserves Fund	2,670,673	2,671

Total Investment Companies (cost $33,139)		33,750

SECURITIES LENDING COLLATERAL - 24.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	8,785,655	8,786
Total Securities Lending Collateral (cost $8,786)

	Principal	Value

REPURCHASE AGREEMENT - 7.4%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,671 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,725.	$2,671	2,671
Total Repurchase Agreement (cost $2,671)

Total Investment Securities (cost $44,596) #		45,207
Other Assets and Liabilities — Net		(9,063)

Net Assets		$36,144

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,597.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $44,596. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $611.
DEFINITIONS:

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$33,750	$—	$—	$33,750
Securities Lending Collateral	8,786	—	—	8,786
Repurchase Agreement	—	2,671	—	2,671
Total	$42,536	$2,671	$—	$45,207
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Hanlon Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.3%
Capital Markets - 93.3%
iShares iBoxx $ High Yield Corporate Bond Fund ^	109,962	$9,861
iShares JPMorgan USD Emerging Markets Bond Fund	17,902	1,993
iShares MSCI Chile Investable Market Index Fund	5,056	374
iShares MSCI Thailand Index Fund ^	19,726	1,224
Market Vectors — Indonesia Index ETF	14,081	1,220
PowerShares DB Gold Fund	8,552	397
ProShares Ultra Gold	16,635	1,015
SPDR Barclays Capital High Yield Bond Fund ^	246,116	9,847
SSC Government Money Market Fund	2,718,695	2,719
SSgA Money Market Fund	2,718,695	2,719
SSgA Prime Money Market Fund	2,718,695	2,719
State Street Institutional Liquid Reserves Fund	2,718,695	2,719

Total Investment Companies (cost $36,054)		36,807

SECURITIES LENDING COLLATERAL - 15.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	5,967,157	5,967
Total Securities Lending Collateral (cost $5,967)

	Principal	Value

REPURCHASE AGREEMENT - 6.9%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,719 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,774.	$2,719	2,719
Total Repurchase Agreement (cost $2,719)

Total Investment Securities (cost $44,740) #		45,493
Other Assets and Liabilities — Net		(6,033)

Net Assets		$39,460

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,842.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $44,740. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $753.
DEFINITIONS:

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$36,807	$—	$—	$36,807
Securities Lending Collateral	5,967	—	—	5,967
Repurchase Agreement	—	2,719	—	2,719
Total	$42,774	$2,719	$—	$45,493
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Hanlon Managed Income VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 92.1%
Capital Markets - 92.1%
iShares Barclays Credit Bond Fund	108,806	$11,739
iShares Barclays Intermediate Credit Bond Fund	107,920	11,695
iShares iBoxx $ High Yield Corporate Bond Fund ^	264,745	23,745
iShares iBoxx Investment Grade Corporate Bond Fund ^	313,072	35,405
iShares JPMorgan USD Emerging Markets Bond Fund	63,684	7,091
iShares S&P National Municipal Bond Fund	176,440	18,838
SPDR Barclays Capital High Yield Bond Fund ^	592,318	23,699
SSC Government Money Market Fund	18,666,937	18,667
SSgA Money Market Fund	18,666,937	18,667
SSgA Prime Money Market Fund	18,666,937	18,667
State Street Institutional Liquid Reserves Fund	18,666,937	18,667
Vanguard Total Bond Market ETF ^	141,721	11,715

Total Investment Companies (cost $214,175)		218,595

SECURITIES LENDING COLLATERAL - 14.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	33,316,640	33,317
Total Securities Lending Collateral (cost $33,317)

	Principal	Value

REPURCHASE AGREEMENT - 7.9%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $18,667 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $19,040.	$18,667	18,667
Total Repurchase Agreement (cost $18,667)

Total Investment Securities (cost $266,159) #		270,579
Other Assets and Liabilities — Net		(33,223)

Net Assets		$237,356

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $32,612.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $266,159. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,420.
DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$218,595	$—	$—	$218,595
Securities Lending Collateral	33,317	—	—	33,317
Repurchase Agreement	—	18,667	—	18,667
Total	$251,912	$18,667	$—	$270,579
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Index 35 VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.9%
Capital Markets - 77.4%
Vanguard Europe Pacific ETF	43,630	$1,506
Vanguard Index Stock Market ETF ^	102,920	6,007
Vanguard Intermediate-Term Bond ETF	110,260	9,562
Vanguard Long-Term Bond ETF	35,140	3,020
Vanguard Short-Term Bond ETF	177,580	14,517
Vanguard Total Bond Market ETF	108,310	8,953
Emerging Market — Equity - 2.6%
Vanguard Emerging Markets ETF ^	32,170	1,461
Growth — Large Cap - 8.9%
Vanguard Growth ETF	46,035	2,531
Vanguard Large-Capital ETF	47,730	2,486
Growth — Small Cap - 2.4%
Vanguard Small-Capital ETF ^	21,640	1,373
Region Fund — Asian Pacific — 1.6%
Vanguard Pacific ETF	16,280	877
Region Fund — European - 1.7%
Vanguard European ETF ^	20,190	984
Value — Large Cap - 4.3%
Vanguard Value ETF	50,050	2,437

Total Investment Companies (cost $53,939)		55,714

SECURITIES LENDING COLLATERAL - 5.1%
Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	2,874,182	$2,874

Total Securities Lending Collateral (cost $2,874)		2,874

	Principal	Value

REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,257 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,305.	$2,257	2,257
Total Repurchase Agreement (cost $2,257)

Total Investment Securities (cost $59,070) #		60,845
Other Assets and Liabilities — Net		(4,484)

Net Assets		$56,361

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $2,813.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $59,070. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,775.
DEFINITION:

ETF	Exchange Traded Fund
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$55,714	$—	$—	$55,714
Repurchase Agreement	—	2,257	—	2,257
Securities Lending Collateral	2,874	—	—	2,874
Total	$58,588	$2,257	$—	$60,845
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Index 50 VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.6%
Capital Markets - 68.4%
Vanguard Europe Pacific ETF	379,970	$13,117
Vanguard Index Stock Market ETF	780,250	45,543
Vanguard Total Bond Market ETF	1,727,171	142,767
Emerging Market — Equity - 3.9%
Vanguard Emerging Markets ETF	252,808	11,477
Growth — Large Cap - 12.5%
Vanguard Growth ETF	341,483	18,773
Vanguard Large-Capital ETF	345,391	17,988
Growth — Small Cap - 2.5%
Vanguard Small-Capital ETF	118,000	7,486
Region Fund — Asian Pacific - 2.2%
Vanguard Pacific ETF	122,503	6,597
Region Fund — European - 3.6%
Vanguard European ETF ^	214,317	10,442
Value — Large Cap - 6.5%
Vanguard Value ETF	389,776	18,982

Total Investment Companies (cost $270,802)		293,172

SECURITIES LENDING COLLATERAL - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	1,623,591	1,624
Total Securities Lending Collateral (cost $1,624)

	Principal	Value

REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,279 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $2,329.	$2,279	2,279
Total Repurchase Agreement (cost $2,279)

Total Investment Securities (cost $274,705) #		297,075
Other Assets and Liabilities — Net		(3,055)

Net Assets		$294,020

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,590.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $274,705. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $22,370.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$293,172	$—	$—	$293,172
Repurchase Agreement	—	2,279	—	2,279
Securities Lending Collateral	1,624	—	—	1,624
Total	$294,796	$2,279	$—	$297,075

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Index 75 VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.8%
Capital Markets - 51.1%
Vanguard Europe Pacific ETF	1,021,890	$35,276
Vanguard Index Stock Market ETF	2,204,580	128,681
Vanguard Total Bond Market ETF	1,754,131	144,996
Emerging Market — Equity - 5.9%
Vanguard Emerging Markets ETF ^	792,330	35,972
Growth — Large Cap - 18.9%
Vanguard Growth ETF	1,365,197	75,052
Vanguard Large-Capital ETF	758,534	39,504
Growth — Small Cap - 3.2%
Vanguard Small-Capital ETF ^	302,870	19,214
Region Fund — Asian Pacific – 3.2%
Vanguard Pacific ETF	356,934	19,221
Region Fund — European - 6.3%
Vanguard European ETF ^	780,300	38,016
Value — Large Cap - 11.2%
Vanguard Value ETF	1,391,623	67,772

Total Investment Companies (cost $530,156)		603,704

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	28,754,557	28,755
Total Securities Lending Collateral (cost $28,755)

	Principal	Value

REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $3,156 on 10/01/2010. Collateralized by a U.S. Government Obligation, 2.13%, due 05/31/2015, and with a value of $3,223.	$3,156	3,156
Total Repurchase Agreement (cost $3,156)

Total Investment Securities (cost $562,067) #		635,615
Other Assets and Liabilities — Net		(30,011)

Net Assets		$605,604

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $28,166.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $562,067. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $73,548.
DEFINITION:

ETF	Exchange Traded Fund
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$603,704	$—	$—	$603,704
Securities Lending Collateral	28,755	—	—	28,755
Repurchase Agreement	—	3,156	—	3,156
Total	$632,459	$3,156	$—	$635,615

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Index 100 VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.7%
Capital Markets - 36.7%
Vanguard Europe Pacific ETF	28,360	$979
Vanguard Index Stock Market ETF ^	68,320	3,989
Emerging Market — Equity - 6.9%
Vanguard Emerging Markets ETF	20,510	931
Growth — Large Cap - 25.6%
Vanguard Growth ETF	41,340	2,273
Vanguard Large-Capital ETF ^	23,050	1,200
Growth — Small Cap - 3.5%
Vanguard Small-Capital ETF ^	7,380	468
Region Fund — Asian Pacific - 3.8%
Vanguard Pacific ETF	9,600	517
Region Fund — European - 7.6%
Vanguard European ETF ^	21,200	1,033
Value — Large Cap - 15.6%
Vanguard Value ETF	43,450	2,116

Total Investment Companies (cost $13,020)		13,506

SECURITIES LENDING COLLATERAL - 20.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	2,828,222	2,828
Total Securities Lending Collateral (cost $2,828)

	Principal	Value

REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $111 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $116.	$111	111
Total Repurchase Agreement (cost $111)

Total Investment Securities (cost $15,959) #		16,445
Other Assets and Liabilities — Net		(2,900)

Net Assets		$13,545

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $2,765.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $15,959. Aggregate net/gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $486.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$13,506	$—	$—	$13,506
Repurchase Agreement	—	111	—	111
Securities Lending Collateral	2,828	—	—	2,828

Total	$16,334	$111	$—	$16,445

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica International Moderate Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds - 20.2%
Transamerica JPMorgan Core Bond €	2,299,264	$24,234
Transamerica PIMCO Total Return VP ж	4,023,278	47,555
Transamerica Short-Term Bond €	2,345,748	24,185
Global/International Stocks - 68.0%
Transamerica AllianceBernstein International Value €	8,152,731	63,184
Transamerica MFS International Equity €	9,676,311	84,571
Transamerica Neuberger Berman International €	6,834,197	58,979
Transamerica Schroders International Small Cap €	3,908,338	36,582
Transamerica Thornburg International Value €	7,530,888	80,204
Inflation-Protected Securities - 4.8%
Transamerica PIMCO Real Return TIPS €	2,006,100	22,669
Tactical and Specialty - 7.0%
Transamerica Clarion Global Real Estate Securities VP ж	1,124,589	11,999
Transamerica Loomis Sayles Bond €	1,955,608	21,336

Total Investment Companies (cost $476,026) #		475,498
Other Assets and Liabilities — Net		(105)

Net Assets		$475,393

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $476,026. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,573 and $30,101, respectively. Net unrealized depreciation for tax purposes is $528.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$475,498	$—	$—	$475,498
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.8%
Aerospace & Defense - 4.9%
Boeing Co.	304,114	$20,236
Precision Castparts Corp.	192,717	24,542
United Technologies Corp.	271,540	19,342
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	81,261	5,682
Expeditors International of Washington, Inc.	113,372	5,241
Auto Components - 0.8%
Johnson Controls, Inc.	347,977	10,613
Biotechnology - 2.9%
Celgene Corp. ‡	460,265	26,516
Vertex Pharmaceuticals, Inc. ‡ ^	355,098	12,276
Capital Markets - 3.0%
Charles Schwab Corp.	1,071,892	14,899
Goldman Sachs Group, Inc.	119,658	17,301
Morgan Stanley	314,679	7,766
Communications Equipment - 5.9%
Cisco Systems, Inc. ‡	1,337,219	29,285
Juniper Networks, Inc. ‡ ^	988,867	30,012
QUALCOMM, Inc.	453,549	20,464
Computers & Peripherals - 7.6%
Apple, Inc. ‡	250,469	71,070
NetApp, Inc. ‡	641,506	31,941
Construction & Engineering - 0.4%
Quanta Services, Inc. ‡	299,317	5,711
Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	488,519	18,598
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. ‡	504,365	16,831
Energy Equipment & Services - 2.5%
Schlumberger, Ltd.	563,084	34,692
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	292,368	18,855
Whole Foods Market, Inc. ‡	418,766	15,540
Food Products - 3.7%
Kraft Foods, Inc. — Class A	609,693	18,814
Mead Johnson Nutrition Co. — Class A	229,951	13,087
Unilever PLC	646,383	18,694
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	120,107	20,033
Health Care Providers & Services - 3.1%
Express Scripts, Inc. ‡	480,657	23,408
Medco Health Solutions, Inc. ‡	352,994	18,377
Hotels, Restaurants & Leisure - 3.9%
Marriott International, Inc. — Class A	618,906	22,175
McDonald’s Corp.	172,199	12,831
Starbucks Corp.	683,806	17,492
Household Products - 0.9%
Colgate-Palmolive Co.	149,891	11,521
Internet & Catalog Retail - 4.5%
Amazon.com, Inc. ‡ ^	381,716	59,952
Internet Software & Services - 5.1%
Baidu, Inc. ADR ‡	212,414	21,798
Google, Inc. — Class A ‡	69,305	36,439
Tencent Holdings, Ltd.	465,191	10,163
IT Services - 7.4%
International Business Machines Corp.	296,791	39,811
Mastercard, Inc. — Class A	146,330	32,778
Visa, Inc. — Class A	372,542	27,665
Life Sciences Tools & Services - 0.8%
Illumina, Inc. ‡ ^	231,298	11,380
Machinery - 1.1%
Ingersoll-Rand PLC	431,730	15,417
Media - 2.6%
Walt Disney Co. ^	1,052,399	34,845
Multiline Retail - 3.2%
Dollar General Corp. ‡ ^	564,428	16,510
Target Corp.	500,234	26,732
Oil, Gas & Consumable Fuels - 2.0%
Occidental Petroleum Corp.	338,083	26,472
Pharmaceuticals - 5.8%
Abbott Laboratories	446,920	23,347
Allergan, Inc.	215,246	14,320
Mylan, Inc. ‡ ^	492,222	9,259
Novartis AG ADR	14,861	857
Shire PLC ADR	165,519	11,136
Teva Pharmaceutical Industries, Ltd. ADR	366,112	19,312
Road & Rail - 1.0%
Union Pacific Corp.	170,928	13,982
Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp.	312,753	9,433
Broadcom Corp. — Class A	468,606	16,583
Intel Corp.	696,077	13,386
Marvell Technology Group, Ltd. ‡	886,120	15,516
Software - 6.5%
Adobe Systems, Inc. ‡	515,083	13,469
Oracle Corp.	1,002,364	26,914
Red Hat, Inc. ‡	36,465	1,495
Salesforce.com, Inc. ‡^	202,560	22,646
VMware, Inc. — Class A ‡	268,293	22,789
Specialty Retail - 1.7%
Staples, Inc.	629,005	13,159
Tiffany & Co. ^	209,254	9,833
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	412,046	17,701
Lululemon Athletica, Inc. ‡	25,435	1,137
Nike, Inc. — Class B	454,526	36,427
Polo Ralph Lauren Corp. — Class A	216,173	19,425
Wireless Telecommunication Services - 0.3%
American Tower Corp. — Class A ‡	78,330	4,015

Total Common Stocks (cost $1,198,297)		1,329,948

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	12,420,030	12,420
Total Securities Lending Collateral (cost $12,420)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $14,426 on 10/01/2010. Collateralized by U.S. Government Obligations, 2.50% - 3.13%, due 04/30/2015 - 04/30/2017, and with a total value of $14,715.	$14,426	14,426
Total Repurchase Agreement (cost $14,426)

Total Investment Securities (cost $1,225,143) #		1,356,794
Other Assets and Liabilities — Net		(10,941)

Net Assets		$1,345,853

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $12,150.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $1,225,143. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $166,424 and $34,773, respectively. Net unrealized appreciation for tax purposes is $131,651.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,249,754	$80,194	$—	$1,329,948
Repurchase Agreement	—	14,426	—	14,426
Securities Lending Collateral	12,420	—	—	12,420

Total	$1,262,174	$94,620	$—	$1,356,794

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 23.0%
U.S. Treasury Bond
7.25%, 05/15/2016	$210	$275
7.50%, 11/15/2016	3,050	4,085
8.00%, 11/15/2021	500	754
8.13%, 08/15/2019	437	639
8.50%, 02/15/2020	815	1,230
8.75%, 05/15/2017 - 08/15/2020	1,000	1,501
8.88%, 08/15/2017 - 02/15/2019	2,813	4,128
9.25%, 02/15/2016	200	282
9.88%, 11/15/2015	300	427
11.25%, 02/15/2015	250	359
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/2011	3,185	3,224
3.50%, 01/15/2011	626	632
U.S. Treasury Note
2.63%, 07/31/2014 - 04/30/2016	1,550	1,646
3.13%, 10/31/2016	150	163
3.25%, 12/31/2016 - 03/31/2017	4,750	5,182
U.S. Treasury STRIPS
0.41%, 08/15/2012 ▲	250	248
0.87%, 05/15/2014 ▲	270	261
1.02%, 11/15/2014 ▲	100	96
1.49%, 02/15/2016 ▲	1,650	1,521
1.59%, 05/15/2016 ▲	2,200	2,011
1.72%, 08/15/2016 ▲	1,850	1,671
1.81%, 11/15/2016 ▲	500	447
1.88%, 02/15/2017 ▲	9,350	8,286
2.08%, 11/15/2017 ▲	250	215
2.13%, 02/15/2018 ▲	50	43
2.25%, 08/15/2018 ▲	100	84
2.40%, 02/15/2019 ▲	145	119
2.43%, 02/15/2019 ▲	155	126
2.49%, 05/15/2019 ▲	150	121
2.61%, 08/15/2019 ▲	850	674
2.74%, 05/15/2020 ▲	150	115
2.79%, 05/15/2020 ▲	50	38
2.83%, 08/15/2020 ▲	500	378
2.86%, 11/15/2020 ▲	100	75
3.00%, 08/15/2021 ▲	200	144
3.04%, 11/15/2021 ▲	600	428
3.07%, 02/15/2022 ▲	150	106
3.36%, 02/15/2023 ▲	750	504
3.36%, 05/15/2024 ▲	200	127
3.42%, 11/15/2024 ▲	200	124
3.63%, 08/15/2027 ▲	100	54
3.74%, 02/15/2029 ▲	500	252
3.76%, 05/15/2029 ▲	150	75
3.87%, 08/15/2031 ▲	350	156
3.89%, 02/15/2032 ▲	200	87
3.91%, 08/15/2032 ▲	50	21
4.00%, 02/15/2035 ▲	50	19

Total U.S. Government Obligations (cost $38,711)		43,153

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.5%
Fannie Mae
0.51%, 06/27/2036 *	577	573
0.61%, 04/25/2035 - 08/25/2036 *	385	385
2.62%, 01/01/2036 *	186	194
3.13, 06/01/2017	300	253
3.57, 11/15/2021	400	267
4.00%, 07/01/2018 - 07/25/2033	618	656
4.50%, 08/01/2018 - 08/25/2033	3,440	3,660
5.00%, 12/01/2016 - 07/25/2023	3,660	3,968
5.29%, 01/01/2038 *	307	328
5.50%, 03/01/2017 - 04/25/2038	3,247	3,557
5.75%, 06/25/2033	750	844
6.00%, 08/01/2014 - 08/25/2037	3,853	4,154
6.50%, 03/01/2017 - 05/25/2044	2,328	2,571
6.79%, 07/25/2023 *	645	749
7.00%, 09/01/2017 - 11/25/2031	1,144	1,294
7.13%, 08/25/2033 *	221	222
7.40%, 12/25/2042 *	140	165
8.00%, 05/25/2022 - 06/01/2039	252	291
8.69%, 03/25/2034 *	141	144
9.00%, 10/01/2019 - 06/01/2025	73	79
9.50%, 06/25/2018	118	135
10.00%, 03/25/2032 *	28	33
10.80%, 07/25/2035 *	190	208
12.07%, 09/25/2033 *	86	97
13.11%, 07/25/2033 *	291	330
13.49%, 03/25/2038 *	71	81
14.01%, 12/25/2032 *	75	88
14.20%, 12/25/2031 *	81	87
14.99%, 11/25/2031 *	159	228
15.80%, 05/25/2034 *	147	173
16.73%, 07/25/2035 *	280	356
18.82%, 04/25/2034 - 05/25/2034 *	746	1,046
19.10%, 08/25/2032 *	162	212
22.98%, 05/25/2034 *	55	78
23.63%, 03/25/2036 *	153	230
24.35%, 02/25/2032 *	40	58
25.18%, 10/25/2036 *	72	115
25.54%, 12/25/2036 *	91	156
Fannie Mae PO
01/25/2019 - 11/25/2036	3,429	3,138
Fannie Mae IO
0.98%, 08/25/2042 *	1,516	62
5.00%, 03/25/2023	507	59
5.50%, 05/25/2033	121	4
5.59%, 09/25/2038 - 09/25/2038 *	1,328	122
5.65%, 02/25/2038 *	1,127	146
5.84%, 06/25/2037 *	736	88
5.92%, 12/25/2039 *	381	34
5.94%, 03/25/2038 *	337	31
6.16%, 04/25/2040 *	548	52
6.24%, 06/25/2023 *	295	36
6.28%, 09/25/2037 *	251	33
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae IO (continued)
6.29%, 02/25/2039 *	$373	$54
6.32%, 06/25/2036 *	359	46
6.34%, 01/25/2038 *	242	17
6.50%, 05/25/2033	186	32
6.89%, 07/25/2037 *	578	104
7.00%, 06/25/2033	171	36
Freddie Mac
0.00%, 01/15/2035 - 05/15/2036 *	18	18
0.70%, 02/15/2037 *	134	133
2.77%, 09/01/2034 *	159	166
4.00%, 05/01/2019 - 03/15/2032	825	864
4.31%, 11/01/2036 *	159	167
4.50%, 12/15/2018	1,000	1,063
4.72%, 09/20/2012	252	264
5.00%, 10/01/2017 - 03/15/2026	1,257	1,327
5.50%, 09/15/2013 - 05/15/2038	3,920	4,407
5.55%, 05/01/2036 *	352	373
6.00%, 02/15/2013 - 09/15/2036	3,587	3,885
6.01%, 06/01/2036 *	561	600
6.02%, 10/01/2036 *	152	161
6.22%, 03/01/2037 *	205	217
6.22%, 02/01/2037 *	443	470
6.38%, 03/15/2032	463	504
6.40%, 11/15/2023	165	176
6.41%, 12/01/2036 *	114	122
6.50%, 10/15/2013 - 02/25/2043	4,636	5,160
6.62%, 07/01/2036 *	194	207
6.68%, 10/01/2036 *	120	128
6.71%, 08/01/2036 *	219	233
6.97%, 10/15/2015 *	546	566
7.00%, 03/15/2024 - 02/25/2043	4,501	5,131
7.25%, 09/15/2030 - 12/15/2030	730	846
7.39%, 07/25/2032 *	333	390
7.50%, 02/15/2023 - 08/15/2023	476	552
7.50%, 08/25/2042 *	136	156
8.00%, 01/15/2030	518	616
8.50%, 09/15/2020	103	124
8.61%, 10/15/2033 - 11/15/2033 *	298	309
8.69%, 01/15/2034 - 04/15/2034 *	816	844
8.76%, 10/15/2033 *	65	68
9.80%, 07/15/2032 *	243	274
11.49%, 11/15/2033 *	187	192
11.49%, 09/15/2033 - 02/15/2034 *	147	149
11.80%, 04/15/2034 *	115	116
12.77%, 07/15/2033 *	335	374
13.69%, 05/15/2030 *	157	177
14.29%, 09/15/2033 *	87	102
16.64%, 02/15/2040 *	100	144
23.55%, 06/15/2034 *	288	432
Freddie Mac PO
03/15/2019 - 07/15/2036	3,341	3,134
Freddie Mac IO
1.34%, 09/15/2011	792	6
1.42%, 09/15/2012	501	7
5.00%, 09/15/2035	494	62
5.50%, 07/15/2024	158	14
5.74%, 11/15/2037 - 02/15/2039 *	1,410	144
5.94%, 06/15/2038 *	1,428	148
6.16%, 11/15/2037 *	500	59
6.54%, 04/15/2038 *	372	45
6.74%, 02/15/2033 *	268	8
6.84%, 03/13/2033 - 07/15/2036 *	1,076	81
7.29%, 02/15/2033 *	100	5
7.44%, 07/15/2017 *	384	32
7.74%, 03/15/2032 *	158	30
Ginnie Mae
5.00%, 04/16/2023	1,000	1,152
5.50%, 12/20/2013	358	383
6.00%, 08/20/2016	352	379
6.50%, 03/15/2023 - 06/20/2033	5,815	6,466
7.00%, 07/15/2017 - 10/20/2031	174	180
7.33%, 11/20/2030	45	53
7.50%, 11/20/2029 - 09/20/2030	316	358
8.00%, 01/15/2016 - 06/20/2030	213	248
8.50%, 02/16/2030	526	631
9.00%, 05/16/2027	36	43
12.89%, 10/20/2037 *	211	236
15.81%, 06/17/2035 *	132	173
16.15%, 05/18/2034 *	120	149
18.95%, 04/16/2034 *	119	170
19.43%, 09/20/2037 *	120	152
28.20%, 09/20/2034 *	141	203
31.38%, 04/20/2031 *	33	55
Ginnie Mae PO
03/16/2033 - 11/16/2037	717	641
Ginnie Mae IO
5.44%, 12/20/2038 *	358	28
5.50%, 01/20/2032 - 10/16/2037	1,066	145
5.57%, 02/20/2038 *	596	48
5.74%, 11/20/2037 *	583	51
5.82%, 06/20/2039 *	565	58
5.84%, 10/20/2034 - 08/20/2039 *	1,558	172
5.94%, 03/20/2037 - 06/20/2038 *	1,095	105
6.01%, 04/20/2039 *	635	62
6.04%, 09/20/2035 - 03/20/2039 *	1,490	197
6.09%, 03/20/2039 *	647	66
6.14%, 05/16/2038 *	706	105
6.21%, 06/16/2037 *	489	54
6.24%, 03/16/2034 - 10/20/2037 *	1,507	152
6.29%, 11/20/2037 - 12/20/2037 *	575	62
6.44%, 07/20/2036 *	426	33
6.49%, 11/20/2033 - 07/20/2037 *	1,011	132
6.50%, 03/20/2039	274	29
6.52%, 08/20/2037 *	898	100
6.55%, 04/16/2037 *	245	32
6.64%, 03/20/2038 *	302	31
6.69%, 10/20/2032 *	500	77
7.69%, 04/16/2032 *	267	61
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Generic STRIPS
05/01/2019	$200	$152

Total U.S. Government Agency Obligations (cost $75,639)		81,765

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Province of Ontario Canada
2.70%, 06/16/2015	100	105
United Mexican States
6.38%, 01/16/2013	75	84
7.50%, 04/08/2033	300	397

Total Foreign Government Obligations (cost $471)		586

MORTGAGE-BACKED SECURITIES - 11.8%
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	250	260
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	200	209
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	200	200
ASG Resecuritization Trust
Series 2009-1, Class A60
5.47%, 06/26/2037 - 144A *	331	338
Series 2009-2, Class A55
5.54%, 05/24/2036 - 144A *	169	176
Series 2009-3, Class A65
5.59%, 03/26/2037 - 144A *	385	388
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	413	435
Series 2010-3, Class 2A22
0.52%, 10/28/2036 - 144A *	293	286
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	73	76
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50	46
Series 2005-6, Class ASB
5.35%, 09/10/2047 *	150	161
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	100	68
Series 2005-7, Class 30
11/25/2035	188	120
Series 2005-8, Class 30
01/25/2036	66	43
BCAP LLC Trust
Series 2010-RR7, Class 2A1
5.27%, 07/26/2045 - 144A *	489	494
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, 02/25/2036 *	315	285
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	362	375
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	4,447
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	107	78
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	200	200
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	366	340
Series 2005-26CB, Class A10
12.59%, 07/25/2035 *	33	34
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	497	412
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	162
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.49%, 07/25/2035 *	910	102
Series 2005-22T1, Class A2
4.81%, 06/25/2035 *	2,150	224
Series 2005-J1, Class 1A4
4.84%, 02/25/2035 *	1,148	116
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-7, Class 2A1
2.42%, 06/25/2034 *	85	81
Series 2004-8, Class 2A1
4.50%, 06/25/2019	199	204
Series 2004-HYB1, Class 2A
3.29%, 05/20/2034 *	80	69
Series 2005-22, Class 2A1
4.71%, 11/25/2035 *	445	336
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	132	130
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A1
1.26%, 06/28/2047 - 144A *	401	403
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.87%, 02/25/2035 *	79	78
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, 08/11/2033	3,000	3,108
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	165	172
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.61%, 03/25/2035 - 144A *	391	329
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	358	324
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	221	168
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	461
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.37%, 08/25/2035 *	1,809	16
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.93%, 04/21/2034 *	$158	$159
Series 2004-3, Class 4A2
2.39%, 04/25/2034 *	76	69
MASTR Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	216	218
MASTR Resecuritization Trust, PO
Series 2005, Class 3PO
05/28/2035 - 144A	465	298
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	284	298
Mortgage IT Trust
Series 2005-1, Class 1A1
0.58%, 02/25/2035 *	92	66
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	33	34
Series 2003-A1, Class A5
7.00%, 04/25/2033	20	21
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	582	123
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.09%, 10/25/2017 *	47	52
Series 2003-QS19, Class A1
5.75%, 10/25/2033	219	227
Series 2003-QS3, Class A2
15.94%, 02/25/2018 *	42	47
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	88	78
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	76	78
Series 2003-29, Class 1A1
4.75%, 09/25/2018	706	725
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	246	247
Series 2005-6, Class 4A1
5.00%, 05/25/2035	76	76
Series 2005-6, Class 5A8
13.39%, 05/25/2035 *	36	38
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.04%, 08/15/2039 *	50	56
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	912	1,067
WaMu Mortgage Pass-Through Certificates
Series 2003-S11, Class 2A5
16.35%, 11/25/2033 *	89	93
Series 2003-S9, Class A8
5.25%, 10/25/2033	289	286
Series 2004-AR3, Class A2
2.71%, 06/25/2034 *	83	82
Series 2005-4, Class CB7
5.50%, 06/25/2035	492	409
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.79%, 04/25/2035 *	1,553	169
Series 2005-3, Class CX
5.50%, 05/25/2035	508	97
WaMu Mortgage Pass-Through Certificates, PO
Series 2002-S7, Class 2P
11/25/2017	163	160
Series 2003-MS7, Class P
03/25/2033	87	74
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
4.47%, 11/25/2033 *	134	134
Series 2004-7, Class 2A2
5.00%, 07/25/2019	175	183
Series 2004-BB, Class A4
2.90%, 01/25/2035 *	210	210
Series 2004-EE, Class 3A1
3.04%, 12/25/2034 *	92	91
Series 2004-V, Class 1A1
2.91%, 10/25/2034 *	171	169

Total Mortgage-Backed Securities (cost $20,782)		22,088

ASSET-BACKED SECURITIES - 1.2%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.97%, 08/15/2022 - 144A	210	209
AmeriCredit Automobile Receivables Trust
Series 2007-CM, Class A3B
0.29%, 05/07/2012 *	2	2
Series 2008-AF, Class A3
5.68%, 12/12/2012	35	36
Series 2010-3, Class A3
1.14%, 04/08/2015	110	110
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	128
Chase Funding Mortgage Loan Asset-Backed
Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	179	172
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	200	200
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, 11/15/2012	80	82
Continental Airlines Pass-Through Trust
Series 2000-2, Class A2
7.49%, 10/02/2010	50	50
Credit-Based Asset Servicing and
Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036 *	38	25
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	150	153
Series 2009-B, Class A4
4.50%, 07/15/2014	125	135
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	$200	$210
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	60	60
Series 2010-B, Class A4
1.63%, 03/15/2017	65	65
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	99	100
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	95	95
Series 2010-A, Class A4
1.31%, 09/15/2016	60	60
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.53%, 06/25/2035 *	100	92
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014 Ə	150	150
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	95	96
Series 2009-2, Class A4
2.53%, 06/17/2013	115	119

Total Asset-Backed Securities (cost $2,313)		2,349

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of Illinois
5.10%, 06/01/2033	200	169
Total Municipal Government Obligation (cost $200)

CORPORATE DEBT SECURITIES - 17.4%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.
5.72%, 06/01/2040 - 144A	51	58
Northrop Grumman Systems Corp.
7.75%, 03/01/2016	75	95
Systems 2001 Asset Trust LLC
6.66%, 09/15/2013 - 144A	744	821
Automobiles - 0.0% ∞
Daimler Finance North America LLC
7.30%, 01/15/2012	50	54
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019 - 144A	165	214
Coca-Cola Co.
3.63%, 03/15/2014	50	54
4.88%, 03/15/2019	65	75
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	50	55
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	83
PepsiCo, Inc.
7.90%, 11/01/2018	25	33
Biotechnology - 0.1%
Amgen, Inc.
4.50%, 03/15/2020	12	13
5.70%, 02/01/2019	50	61
5.75%, 03/15/2040	41	46
Capital Markets - 1.6%
Bank of New York Mellon Corp.
2.95%, 06/18/2015	60	63
4.60%, 01/15/2020 ^	30	33
5.13%, 08/27/2013	35	39
BlackRock, Inc.
6.25%, 09/15/2017	100	120
BP Capital Markets PLC
3.13%, 03/10/2012	50	51
5.25%, 11/07/2013	150	163
Charles Schwab Corp.
4.95%, 06/01/2014	20	22
Credit Suisse USA, Inc.
4.88%, 01/15/2015	300	332
5.13%, 01/15/2014	125	138
Goldman Sachs Group, Inc.
3.70%, 08/01/2015	40	41
5.95%, 01/18/2018	70	77
6.00%, 06/15/2020	28	31
6.15%, 04/01/2018	100	111
6.25%, 09/01/2017	175	196
6.60%, 01/15/2012	50	53
7.50%, 02/15/2019	260	309
Jefferies Group, Inc.
6.45%, 06/08/2027	75	74
8.50%, 07/15/2019	100	116
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 Џ	1,000	221
Morgan Stanley
4.75%, 04/01/2014	145	151
5.50%, 07/24/2020	138	142
5.63%, 09/23/2019	100	104
6.60%, 04/01/2012	250	269
6.75%, 04/15/2011	100	103
Northern Trust Corp.
5.50%, 08/15/2013	23	26
UBS AG
5.75%, 04/25/2018	100	113
Chemicals - 0.3%
Dow Chemical Co.
6.13%, 02/01/2011	160	163
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	58	58
4.90%, 01/15/2041	25	25
6.00%, 07/15/2018	150	182
Monsanto Co.
7.38%, 08/15/2012	100	111
Potash Corp., of Saskatchewan, Inc.
4.88%, 03/01/2013	40	43
PPG Industries, Inc.
5.75%, 03/15/2013	35	38
Praxair, Inc.
4.38%, 03/31/2014	75	82
Commercial Banks - 1.6%
Barclays Bank PLC
2.50%, 01/23/2013	100	102
3.90%, 04/07/2015	100	106
5.13%, 01/08/2020	100	108
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Banks (continued)
BB&T Corp.
3.38%, 09/25/2013	$50	$52
3.85%, 07/27/2012	100	105
3.95%, 04/29/2016	50	53
4.90%, 06/30/2017	30	32
6.85%, 04/30/2019	75	91
Corp., Andina de Fomento
5.20%, 05/21/2013	100	106
KeyCorp
6.50%, 05/14/2013	50	55
National Australia Bank, Ltd.
2.75%, 09/28/2015 - 144A	200	201
3.75%, 03/02/2015 - 144A	100	106
PNC Funding Corp.
4.38%, 08/11/2020	67	69
5.13%, 02/08/2020	65	70
5.25%, 11/15/2015	50	56
6.70%, 06/10/2019	50	59
Stadshypotek AB
1.45%, 09/30/2013 - 144A	314	315
SunTrust Banks, Inc.
6.38%, 04/01/2011	250	257
U.S. Bancorp
2.88%, 11/20/2014	42	44
Wachovia Bank NA
6.00%, 11/15/2017	250	286
Wachovia Corp.
5.50%, 05/01/2013	295	324
5.75%, 02/01/2018	325	369
Wells Fargo & Co.
3.75%, 10/01/2014	100	106
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	55
Waste Management, Inc.
7.38%, 03/11/2019	35	44
Communications Equipment - 0.1%
Cisco Systems, Inc.
5.50%, 02/22/2016	50	59
5.90%, 02/15/2039	70	81
Computers & Peripherals - 0.2%
Dell, Inc.
7.10%, 04/15/2028	25	30
Hewlett-Packard Co.
2.95%, 08/15/2012	40	42
4.75%, 06/02/2014	50	56
5.40%, 03/01/2017	50	58
6.13%, 03/01/2014	100	115
HP Enterprise Services LLC — Series B
6.00%, 08/01/2013	50	57
Consumer Finance - 0.8%
American Express Credit Corp. — Series C
5.88%, 05/02/2013	145	160
American General Finance Corp.
5.38%, 10/01/2012	60	57
Capital One Financial Corp.
5.70%, 09/15/2011	20	21
6.25%, 11/15/2013	75	83
6.75%, 09/15/2017	60	72
7.38%, 05/23/2014	40	47
HSBC Finance Corp.
5.25%, 01/15/2014	100	108
6.38%, 10/15/2011 ^	760	800
Toyota Motor Credit Corp.
3.20%, 06/17/2015	58	62
Diversified Financial Services - 4.2%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	77
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	500	511
Bank of America Corp.
5.63%, 07/01/2020	45	48
5.75%, 12/01/2017	65	69
Bank of America Corp. — Series L
7.38%, 05/15/2014	100	115
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	100	102
Caterpillar Financial Services Corp. — Series F
4.90%, 08/15/2013	100	110
6.20%, 09/30/2013	125	143
7.05%, 10/01/2018	125	158
Citigroup, Inc.
5.38%, 08/09/2020	36	37
5.50%, 04/11/2013	50	54
5.63%, 08/27/2012	400	423
6.00%, 08/15/2017	300	324
6.01%, 01/15/2015	50	55
8.13%, 07/15/2039	50	63
8.50%, 05/22/2019	50	62
CME Group, Inc.
5.40%, 08/01/2013	250	280
Conoco Funding Co.
7.25%, 10/15/2031	50	64
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100	118
Countrywide Financial Corp.
6.25%, 05/15/2016	75	81
Countrywide Home Loans, Inc.
4.00%, 03/22/2011	225	229
Diageo Capital PLC
4.83%, 07/15/2020	25	28
Diageo Finance BV
5.50%, 04/01/2013	75	83
General Electric Capital Corp.
5.63%, 05/01/2018	500	555
5.88%, 02/15/2012	1,020	1,087
5.90%, 05/13/2014	150	170
6.00%, 06/15/2012	1,020	1,101
International Lease Finance Corp.
5.88%, 05/01/2013	40	40
John Deere Capital Corp.
5.25%, 10/01/2012	75	82
MassMutual Global Funding II
3.63%, 07/16/2012 - 144A	100	104
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014	235	254
6.15%, 04/25/2013	170	186
6.88%, 04/25/2018	60	67
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	$120	$131
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75	83
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	105
6.25%, 02/15/2012 - 144A	350	370
Textron Financial Corp.
5.40%, 04/28/2013	40	42
Tyco International Finance SA
8.50%, 01/15/2019	40	53
Diversified Telecommunication Services - 1.4%
AT&T Corp.
8.00%, 11/15/2031	4	5
AT&T, Inc.
4.95%, 01/15/2013	210	228
5.10%, 09/15/2014	45	51
5.35%, 09/01/2040 - 144A	113	114
5.50%, 02/01/2018	75	87
5.60%, 05/15/2018	75	88
5.88%, 02/01/2012	150	160
BellSouth Corp.
5.20%, 09/15/2014	5	6
6.00%, 10/15/2011	250	264
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	41	44
British Telecommunications PLC
9.38%, 12/15/2010	50	51
9.88%, 12/15/2030	150	209
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	75	82
France Telecom SA
7.75%, 03/01/2011	200	206
GTE Corp.
6.84%, 04/15/2018	200	237
Telecom Italia Capital SA
4.95%, 09/30/2014	100	106
5.25%, 11/15/2013	60	64
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	109
5.88%, 07/15/2019	40	46
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	27
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	485
Electric Utilities - 1.1%
Carolina Power & Light Co.
5.30%, 01/15/2019	70	81
CenterPoint Energy Houston Electric, LLC -
Series M2
5.75%, 01/15/2014	60	68
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	63
Columbus Southern Power Co. — Series G
6.05%, 05/01/2018	30	35
Duke Energy Corp.
5.63%, 11/30/2012	100	109
6.25%, 01/15/2012	100	107
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	99
Exelon Generation Co., LLC
4.00%, 10/01/2020	60	60
Florida Power & Light Co.
5.95%, 02/01/2038 ^	50	59
Florida Power Corp.
4.80%, 03/01/2013	50	54
FPL Group Capital, Inc.
6.00%, 03/01/2019	25	29
7.88%, 12/15/2015	30	37
Georgia Power Co.
4.75%, 09/01/2040	11	11
Indiana Michigan Power Co.
7.00%, 03/15/2019 ^	30	37
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15	19
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	90	104
Nevada Power Co.
5.38%, 09/15/2040	12	12
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	44
NiSource Finance Corp.
10.75%, 03/15/2016	85	112
Ohio Power Co.
5.75%, 09/01/2013	100	111
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013	20	22
6.80%, 09/01/2018	25	31
PacifiCorp
5.65%, 07/15/2018	25	30
PECO Energy Co.
5.35%, 03/01/2018	50	58
PSEG Power LLC
5.13%, 04/15/2020	92	101
Public Service Co., of Colorado
5.80%, 08/01/2018	20	24
6.50%, 08/01/2038	45	57
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	34
5.38%, 11/01/2039	14	15
6.33%, 11/01/2013	60	69
Southern California Edison Co.
4.15%, 09/15/2014	25	28
5.50%, 08/15/2018	65	77
6.05%, 03/15/2039	60	72
Southern Co.
4.15%, 05/15/2014	85	92
Virginia Electric and Power Co.
5.40%, 04/30/2018	100	117
Wisconsin Electric Power Co.
6.00%, 04/01/2014	35	41
Energy Equipment & Services - 0.3%
Halliburton Co.
7.45%, 09/15/2039	100	136
Spectra Energy Capital LLC
5.50%, 03/01/2014	125	135
8.00%, 10/01/2019	50	63
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd
7.13%, 01/15/2019	$70	$89
4.00%, 06/15/2013	50	54
Transocean, Inc.
6.50%, 11/15/2020	75	82
Food & Staples Retailing - 0.0% ∞
CVS Caremark Corp.
6.13%, 09/15/2039	20	23
Kroger Co.
5.40%, 07/15/2040	12	12
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	17
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	35	38
8.50%, 06/15/2019	25	30
General Mills, Inc.
6.00%, 02/15/2012	18	19
Kellogg Co.
4.25%, 03/06/2013	80	86
Kraft Foods, Inc.
6.13%, 02/01/2018	100	117
6.75%, 02/19/2014	50	58
6.88%, 02/01/2038	50	61
7.00%, 08/11/2037	75	92
Gas Utilities - 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	35	45
Southern California Gas Co.
4.80%, 10/01/2012	100	107
Health Care Equipment & Supplies - 0.0% ∞
Baxter International, Inc.
4.00%, 03/01/2014	25	27
Health Care Providers & Services - 0.0% ∞
WellPoint, Inc.
5.88%, 06/15/2017	13	15
7.00%, 02/15/2019	9	11
Household Durables - 0.0% ∞
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33	35
Household Products - 0.0% ∞
Kimberly-Clark Corp.
7.50%, 11/01/2018 ^	15	20
Independent Power Producers & Energy Traders - 0.0% ∞
Tennessee Valley Authority
4.63%, 09/15/2060	22	23
Insurance - 0.7%
Aflac, Inc.
6.45%, 08/15/2040	17	18
AON Corp.
3.50%, 09/30/2015	23	23
6.25%, 09/30/2040	18	19
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	100	105
4.60%, 05/15/2013	100	109
CAN Financial Corp.
5.88%, 08/15/2020	45	46
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	109
Metropolitan Life Global Funding I
5.13%, 04/10/2013 - 144A	100	109
New York Life Global Funding
3.00%, 05/04/2015 - 144A	200	209
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	167
Protective Life Secured Trusts
4.00%, 04/01/2011	250	253
Travelers Cos., Inc.
5.80%, 05/15/2018	50	57
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	111
IT Services - 0.2%
International Business Machines Corp.
6.22%, 08/01/2027	250	302
Machinery - 0.0% ∞
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	27
PACCAR, Inc.
6.38%, 02/15/2012	15	16
Parker Hannifin Corp.
5.50%, 05/15/2018	20	24
Media - 1.8%
CBS Corp.
5.75%, 04/15/2020	17	19
7.88%, 07/30/2030	25	30
Comcast Cable Holdings LLC
9.80%, 02/01/2012	500	555
Comcast Corp.
5.50%, 03/15/2011	250	255
6.50%, 01/15/2017	50	59
COX Communications, Inc.
6.75%, 03/15/2011	1,000	1,026
DIRECTV Holdings LLC
4.60%, 02/15/2021	125	128
Historic TW, Inc.
9.15%, 02/01/2023	500	683
News America Holdings, Inc.
8.88%, 04/26/2023	80	109
News America, Inc.
7.30%, 04/30/2028	50	58
Thomson Reuters Corp.
4.70%, 10/15/2019	15	17
5.95%, 07/15/2013	35	39
Time Warner Cable, Inc.
6.75%, 07/01/2018	60	72
7.30%, 07/01/2038	100	123
8.25%, 02/14/2014	50	60
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	25	32
Viacom, Inc.
6.25%, 04/30/2016	50	59
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	50	56
Rio Tinto Finance USA, Ltd.
8.95%, 05/01/2014	35	43
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15	18
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Multiline Retail (continued)
Target Corp.
6.00%, 01/15/2018	$100	$121
Multi-Utilities - 0.2%
Dominion Resources, Inc. — Series B
6.25%, 06/30/2012	144	157
PG&E Corp.
5.75%, 04/01/2014	100	112
Sempra Energy
6.50%, 06/01/2016	50	60
8.90%, 11/15/2013	50	60
Office Electronics - 0.0% ∞
Xerox Corp.
6.75%, 02/01/2017	50	59
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	54
8.70%, 03/15/2019	80	97
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	29
Cenovus Energy, Inc.
5.70%, 10/15/2019	30	35
ConocoPhillips
5.75%, 02/01/2019	75	90
EnCana Corp.
6.50%, 05/15/2019	50	61
ENI SpA
5.70%, 10/01/2040 - 144A	125	128
Marathon Oil Corp.
8.38%, 05/01/2012	150	166
Petro-Canada
6.05%, 05/15/2018	40	47
6.80%, 05/15/2038	50	59
Shell International Finance BV
6.38%, 12/15/2038	100	127
Statoil ASA
3.13%, 08/17/2017	33	34
Talisman Energy, Inc.
7.75%, 06/01/2019	10	13
XTO Energy, Inc.
4.63%, 06/15/2013	50	55
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014	50	57
Eli Lilly & Co.
3.55%, 03/06/2012	50	52
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	55
Real Estate Investment Trusts - 0.1%
Simon Property Group, LP
5.63%, 08/15/2014	50	57
6.10%, 05/01/2016	60	70
6.75%, 05/15/2014	30	34
WEA Finance LLC
6.75%, 09/02/2019 - 144A	68	81
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.60%, 09/01/2020	25	25
5.65%, 05/01/2017 ^	50	58
6.70%, 08/01/2028	50	59
CSX Corp.
6.30%, 03/15/2012	25	27
Norfolk Southern Corp.
6.75%, 02/15/2011	50	51
Ryder System, Inc.
3.60%, 03/01/2016	25	25
Union Pacific Corp.
5.65%, 05/01/2017	50	58
Union Pacific Corp. — Series 2003-1
4.70%, 01/02/2024	86	89
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	15	17
Microsoft Corp.
1.63%, 09/25/2015	60	60
Oracle Corp.
5.25%, 01/15/2016	30	35
5.75%, 04/15/2018	100	119
6.50%, 04/15/2038	30	37
Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	85	96
Staples, Inc.
9.75%, 01/15/2014	45	56
Transportation Infrastructure - 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35	50
Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	100	114
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
5.00%, 09/15/2015	115	129

Total Corporate Debt Securities (cost $30,549)		32,608

CONVERTIBLE BOND - 0.2%
Diversified Financial Services - 0.2%
BA Covered Bond Issuer
5.50%, 06/14/2012 - 144A	400	422
Total Convertible Bond (cost $399)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	236,780	237
Total Securities Lending Collateral (cost $237)

	Principal	Value

REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $4,095 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,179.	$4,095	4,095

Total Repurchase Agreement (cost $4,095)
Total Investment Securities (cost $173,396) #		187,472
Other Assets and Liabilities — Net		458

Net Assets		$187,930

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.
∞	Percentage rounds to less than 0.1%.
^	All or a portion of this security is on loan. The value of all securities on loan is $232.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees, This security had a market value of $150, or less than 0.01% of the fund’s net assets.
Џ	In default.
▲	Rate shown reflects the yield at 09/30/2010.
#	Aggregate cost for federal income tax purposes is $173,396. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,122 and $2,046, respectively. Net unrealized appreciation for tax purposes is $14,076.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $12,956, or 6.89%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,349	$—	$2,349
Convertible Bonds	—	422	—	422
Corporate Debt Securities	—	32,608	—	32,608
Foreign Government Obligations	—	586	—	586
Mortgage-Backed Securities	—	22,088	—	22,088
Municipal Government Obligations	—	169	—	169
Repurchase Agreement	—	4,095	—	4,095
Securities Lending Collateral	237	—	—	237
U.S. Government Agency Obligations	—	81,765	—	81,765
U.S. Government Obligations	—	43,153	—	43,153
Total	$237	$187,235	$—	$187,472
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.6%
Aerospace & Defense — 3.1%
Boeing Co.	3,400	$226
Honeywell International, Inc.	25,500	1,120
Northrop Grumman Corp.	4,600	279
United Technologies Corp.	25,700	1,831
Airlines - 0.3%
Southwest Airlines Co.	22,500	294
Auto Components — 0.8%
Johnson Controls, Inc.	27,500	839
Automobiles — 0.1%
Ford Motor Co. ‡	10,500	129
Beverages — 2.1%
Coca-Cola Co.	30,400	1,779
PepsiCo, Inc.	8,100	538
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. ‡	3,600	232
Biogen Idec, Inc. ‡	11,300	634
Celgene Corp. ‡	15,800	910
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	6,800	984
Morgan Stanley	24,200	597
State Street Corp.	22,500	847
Chemicals — 2.4%
Air Products & Chemicals, Inc.	2,300	190
Dow Chemical Co.	27,800	763
E.I. du Pont de Nemours & Co.	28,900	1,290
PPG Industries, Inc.	4,900	357
Commercial Banks — 3.1%
BB&T Corp.	15,700	378
Huntington Bancshares, Inc.	26,500	150
Regions Financial Corp.	17,600	128
SVB Financial Group ‡	3,700	157
U.S. Bancorp	29,200	631
Wells Fargo & Co.	67,800	1,704
Zions Bancorporation	10,700	229
Communications Equipment — 2.4%
Cisco Systems, Inc. ‡	71,200	1,559
Juniper Networks, Inc. ‡	5,800	176
QUALCOMM, Inc.	19,700	889
Computers & Peripherals — 4.9%
Apple, Inc. ‡	11,700	3,321
EMC Corp. ‡	19,300	392
Hewlett-Packard Co.	28,200	1,186
NetApp, Inc. ‡	4,600	229
SanDisk Corp. ‡	6,900	253
Consumer Finance — 1.6%
American Express Co.	32,800	1,379
Capital One Financial Corp.	11,100	439
Diversified Consumer Services — 0.1%
Apollo Group, Inc. — Class A ‡	1,600	82
Diversified Financial Services — 3.2%
Bank of America Corp.	137,700	1,804
Citigroup, Inc. ‡	340,400	1,328
CME Group, Inc. — Class A	1,200	313
NYSE Euronext	3,800	109
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	56,500	1,616
Frontier Communications Corp.	24,601	201
Verizon Communications, Inc.	45,700	1,489
Electric Utilities — 2.0%
American Electric Power Co., Inc.	5,000	181
Edison International	1,800	62
Entergy Corp.	4,800	367
Exelon Corp.	2,100	89
FirstEnergy Corp.	8,600	331
NextEra Energy, Inc.	10,000	545
Northeast Utilities	1,100	33
PPL Corp.	8,000	218
Southern Co.	12,400	462
Electronic Equipment & Instruments — 0.6%
Corning, Inc.	35,300	645
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	15,300	652
FMC Technologies, Inc. ‡	1,000	68
Helmerich & Payne, Inc.	3,100	125
Schlumberger, Ltd.	8,600	530
Food & Staples Retailing — 2.1%
CVS Caremark Corp.	16,620	523
Kroger Co.	15,300	331
Sysco Corp.	7,300	208
Walgreen Co.	2,900	97
Wal-Mart Stores, Inc.	21,100	1,130
Food Products — 1.8%
Archer-Daniels-Midland Co.	11,400	364
ConAgra Foods, Inc.	9,700	213
General Mills, Inc.	13,900	508
Kellogg Co.	5,400	273
Kraft Foods, Inc. — Class A	17,500	539
Sara Lee Corp.	6,700	90
Health Care Equipment & Supplies — 0.8%
Becton, Dickinson and Co.	2,600	193
Covidien PLC	7,600	305
Medtronic, Inc.	8,600	289
St. Jude Medical, Inc. ‡	3,400	134
Health Care Providers & Services — 2.1%
Aetna, Inc.	8,700	275
Cardinal Health, Inc.	4,100	135
CIGNA Corp.	2,800	100
DaVita, Inc. ‡	1,900	131
Humana, Inc. ‡	1,100	55
McKesson Corp.	2,600	161
Medco Health Solutions, Inc. ‡	11,700	609
Quest Diagnostics, Inc.	1,400	71
UnitedHealth Group, Inc.	3,400	119
WellPoint, Inc. ‡	12,300	697
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	6,000	229
Darden Restaurants, Inc.	6,200	265
McDonald’s Corp.	8,300	618
Wyndham Worldwide Corp.	6,100	168
Household Durables — 0.4%
Lennar Corp. — Class A ^	10,900	167
Newell Rubbermaid, Inc.	6,600	118
NVR, Inc. ‡	200	130
Stanley Black & Decker, Inc.	1,000	61
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Household Products - 2.9%
Colgate-Palmolive Co.	10,000	$769
Procter & Gamble Co.	42,000	2,519
Independent Power Producers & Energy Traders - 0.2%
AES Corp. ‡	14,900	169
Industrial Conglomerates - 3.1%
3M Co.	13,000	1,127
General Electric Co.	100,600	1,635
Textron, Inc.	8,500	175
Tyco International, Ltd.	15,000	551
Insurance - 3.8%
ACE, Ltd.	10,700	623
Aflac, Inc.	10,500	543
Allstate Corp.	5,600	177
Berkshire Hathaway, Inc. - Class B ‡	14,600	1,207
Lincoln National Corp.	6,500	155
Loews Corp.	2,200	83
MetLife, Inc.	21,700	834
Prudential Financial, Inc.	6,900	374
RenaissanceRe Holdings, Ltd.	2,100	126
XL Group PLC - Class A	2,400	52
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. ‡	4,600	722
Expedia, Inc.	5,600	158
Internet Software & Services - 0.9%
Google, Inc. - Class A ‡	1,900	999
IT Services - 3.4%
Cognizant Technology Solutions Corp. - Class A ‡	9,900	638
Computer Sciences Corp.	2,800	129
International Business Machines Corp.	18,300	2,455
Mastercard, Inc. - Class A	1,100	246
Visa, Inc. - Class A	2,500	186
Western Union Co.	7,200	127
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	6,100	272
Mattel, Inc.	12,300	288
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. ‡	9,100	436
Machinery - 2.0%
Cummins, Inc.	1,200	109
Deere & Co.	8,900	621
PACCAR, Inc. ^	19,600	944
Parker Hannifin Corp.	7,100	497
Media - 3.1%
Comcast Corp. - Class A	19,800	358
DIRECTV - Class A ‡	4,200	175
Gannett Co., Inc. ^	24,500	300
Time Warner, Inc.	45,000	1,379
Walt Disney Co.	40,600	1,344
Metals & Mining - 1.1%
Alcoa, Inc.	16,300	197
Cliffs Natural Resources, Inc.	1,300	83
Freeport-McMoRan Copper & Gold, Inc.	9,930	848
Newmont Mining Corp.	1,700	107
Multiline Retail - 1.4%
Family Dollar Stores, Inc.	2,400	106
Kohl’s Corp. ‡	7,100	374
Macy’s, Inc.	20,600	476
Nordstrom, Inc.	6,900	257
Target Corp.	7,100	379
Multi-Utilities - 1.7%
Ameren Corp.	5,800	165
CMS Energy Corp.	11,700	211
PG&E Corp.	8,000	363
Scana Corp.	8,900	359
Sempra Energy	4,800	258
Xcel Energy, Inc.	21,000	482
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	10,100	987
Chevron Corp.	31,400	2,545
ConocoPhillips	17,500	1,005
Devon Energy Corp.	4,400	285
El Paso Corp.	20,400	253
EOG Resources, Inc.	11,000	1,023
Exxon Mobil Corp.	50,000	3,089
Occidental Petroleum Corp.	13,000	1,018
Peabody Energy Corp.	2,300	113
Pharmaceuticals - 6.8%
Abbott Laboratories	35,600	1,860
Bristol-Myers Squibb Co.	9,800	266
Johnson & Johnson	15,700	973
Merck & Co., Inc.	60,037	2,209
Mylan, Inc. ‡ ^	10,600	199
Pfizer, Inc.	109,900	1,887
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. - Class A	7,200	154
Digital Realty Trust, Inc. ^	8,100	499
Duke Realty Corp.	15,200	176
Essex Property Trust, Inc.	500	55
Health Care, Inc.	1,200	57
Kimco Realty Corp.	1,000	16
Omega Healthcare Investors, Inc.	6,900	155
Pennsylvania	13,600	161
Plum Creek Timber Co., Inc.	1,700	60
Road & Rail - 2.3%
CSX Corp.	24,500	1,355
Norfolk Southern Corp.	20,400	1,214
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	12,800	402
Broadcom Corp. - Class A	24,500	866
Intel Corp.	15,600	300
Intersil Corp. - Class A	13,400	157
Novellus Systems, Inc. ‡	7,000	186
Xilinx, Inc. ^	15,400	410
Software - 3.6%
Adobe Systems, Inc. ‡	10,600	277
Citrix Systems, Inc. ‡	2,000	136
Microsoft Corp.	89,600	2,195
Oracle Corp.	50,700	1,362
Specialty Retail - 2.1%
AutoZone, Inc. ‡	2,400	549
GameStop Corp. - Class A ‡	14,300	282
Lowe’s Cos., Inc.	22,500	502
RadioShack Corp.	1,100	23
Ross Stores, Inc.	3,900	213
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail — (continued)
Staples, Inc. ^	10,400	$218
Tiffany & Co.	1,700	80
TJX Cos., Inc.	9,500	424
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	16,800	722
Tobacco - 2.0%
Altria Group, Inc.	18,400	442
Philip Morris International, Inc.	31,600	1,770
Wireless Telecommunication Services - 1.0%
American Tower Corp. - Class A ‡	8,900	456
Sprint Nextel Corp. ‡	141,800	657

Total Common Stocks (cost $104,984)		110,005

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Note 1.13% 06/30/2011 ψ	$145	146
Total U.S. Government Obligation (cost $146)

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	1,039,291	$1,039
Total Securities Lending Collateral (cost $1,039)

	Principal	Value

REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $529 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $542.	$529	529
Total Repurchase Agreement (cost $529)

Total Investment Securities (cost $106,698) #		111,719
Other Assets and Liabilities — Net		(1,184)

Net Assets		$110,535

FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Depreciation

S&P 500 E-Mini Index	Long	11	12/17/2010	$(1)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $1,015.

ψ	All or a portion of this security is segregated with the broker to cover margin requirements for open future contracts. The value of this security segregated at 09/30/2010 is $146.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $106,698. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,345 and $2,324, respectively. Net unrealized appreciation for tax purposes is $5,021.

Г	Contract amounts are not in thousands.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$110,005	$—	$—	$110,005
Repurchase Agreement	—	529	—	529
Securities Lending Collateral	1,039	—	—	1,039
U.S. Government Obligations	—	146	—	146
Total	$111,044	$675	$—	$111,719

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Futures Contracts — Depreciation	$(1)	—	—	$(1)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 96.3%
Aerospace & Defense — 2.5%
Alliant Techsystems, Inc. ‡	22,800	$1,719
L-3 Communications Holdings, Inc.	25,800	1,865
Precision Castparts Corp.	10,910	1,389
Auto Components — 0.7%
WABCO Holdings, Inc. ‡	31,700	1,329
Beverages — 0.8%
Brown-Forman Corp. — Class B	24,974	1,539
Capital Markets — 2.7%
Affiliated Managers Group, Inc. ‡	10,550	823
Ameriprise Financial, Inc.	32,900	1,557
Northern Trust Corp.	28,400	1,370
T. Rowe Price Group, Inc.	35,500	1,777
Chemicals — 3.5%
Albemarle Corp.	49,200	2,303
PPG Industries, Inc.	32,600	2,373
Sigma-Aldrich Corp.	38,300	2,313
Commercial Banks — 6.2%
BancorpSouth, Inc.	58,300	827
BB&T Corp.	65,500	1,577
City National Corp.	21,400	1,136
Cullen/Frost Bankers, Inc.	20,900	1,126
Fifth Third Bancorp	122,400	1,472
M&T Bank Corp.	22,300	1,824
SunTrust Banks, Inc.	68,300	1,764
TCF Financial Corp. ^	80,100	1,297
Wilmington Trust Corp.	70,000	629
Zions Bancorporation	43,500	929
Commercial Services & Supplies — 1.8%
Republic Services, Inc. — Class A	121,350	3,700
Containers & Packaging — 1.6%
Ball Corp.	56,300	3,313
Distributors — 1.0%
Genuine Parts Co.	43,400	1,935
Diversified Consumer Services — 0.3%
H&R Block, Inc.	41,200	534
Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.	44,500	1,757
Windstream Corp.	66,260	814
Electric Utilities — 2.6%
Westar Energy, Inc.	105,800	2,564
Wisconsin Energy Corp.	45,700	2,641
Electrical Equipment — 2.5%
AMETEK, Inc.	30,800	1,471
Cooper Industries PLC — Class A	35,500	1,737
Roper Industries, Inc.	31,400	2,047
Electronic Equipment & Instruments — 3.4%
Amphenol Corp. — Class A ^	41,400	2,028
Arrow Electronics, Inc. ‡	63,200	1,689
Tyco Electronics, Ltd.	114,100	3,334
Food & Staples Retailing — 1.3%
Safeway, Inc.	123,700	2,617
Food Products — 2.0%
JM Smucker Co.	61,800	3,741
McCormick & Co., Inc. (Non-Voting Shares)	6,600	277
Ralcorp Holdings, Inc. ‡	900	53
Gas Utilities — 3.8%
Energen Corp.	69,600	3,181
EQT Corp.	60,000	2,164
Oneok, Inc.	50,300	2,266
Health Care Equipment & Supplies — 1.6%
Becton, Dickinson and Co.	42,600	3,157
Health Care Providers & Services — 4.4%
AmerisourceBergen Corp. — Class A	27,100	831
Community Health Systems, Inc. ‡	60,100	1,861
Coventry Health Care, Inc. ‡	104,050	2,240
Lincare Holdings, Inc.	122,350	3,070
VCA Antech, Inc. ‡	45,000	949
Hotels, Restaurants & Leisure — 2.2%
Darden Restaurants, Inc.	25,924	1,109
Marriott International, Inc. — Class A	43,919	1,574
Yum! Brands, Inc.	36,500	1,681
Household Durables — 3.2%
Fortune Brands, Inc.	62,700	3,087
Jarden Corp.	43,100	1,342
Snap-On, Inc.	46,000	2,139
Household Products — 1.0%
Clorox Co.	10,900	728
Energizer Holdings, Inc. ‡	18,700	1,257
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	51,100	1,530
Insurance — 11.4%
AON Corp.	30,900	1,208
Assurant, Inc.	38,950	1,585
Cincinnati Financial Corp.	106,925	3,085
Loews Corp.	109,600	4,155
Old Republic International Corp.	215,725	2,988
OneBeacon Insurance Group, Ltd. — Class A	81,511	1,165
Principal Financial Group, Inc.	62,900	1,630
Symetra Financial Corp.	35,600	372
Transatlantic Holdings, Inc.	55,500	2,821
WR Berkley Corp.	95,800	2,593
XL Group PLC — Class A	64,500	1,397
Internet & Catalog Retail — 0.8%
Expedia, Inc.	58,000	1,636
Media — 4.0%
Cablevision Systems Corp. — Class A	35,000	917
Clear Channel Outdoor Holdings, Inc. - Class A ‡	96,984	1,109
DISH Network Corp. — Class A	61,900	1,186
Gannett Co., Inc.	127,700	1,561
Omnicom Group, Inc.	25,600	1,011
Scripps Networks Interactive, Inc. — Class A	22,824	1,086
Washington Post Co. — Class B	3,125	1,248
Multiline Retail — 0.9%
Macy’s, Inc.	74,800	1,727
Multi-Utilities — 4.0%
CMS Energy Corp.	193,100	3,480
NSTAR	44,600	1,755
Xcel Energy, Inc.	131,900	3,030
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 7.3%
CVR Energy, Inc. ‡	102,700	$847
Devon Energy Corp.	42,100	2,726
El Paso Corp.	145,500	1,801
Kinder Morgan Management LLC	27,725	1,670
Newfield Exploration Co. ‡	35,800	2,056
Teekay Corp.	76,100	2,034
Williams Cos., Inc.	189,700	3,626
Real Estate Investment Trusts - 3.3%
Kimco Realty Corp.	56,000	882
Public Storage	8,500	825
Regency Centers Corp. ^	50,500	1,993
Ventas, Inc.	14,800	763
Vornado Realty Trust	25,960	2,221
Real Estate Management & Development - 0.9%
Brookfield Properties Corp. ^	120,475	1,870
Software - 2.1%
Jack Henry & Associates, Inc.	76,600	1,953
Synopsys, Inc. ‡	89,533	2,218
Specialty Retail - 6.9%
AutoZone, Inc. ‡	7,050	1,614
Bed Bath & Beyond, Inc. ‡	53,300	2,314
Gap, Inc.	179,600	3,347
Sherwin-Williams Co.	30,200	2,269
Staples, Inc.	34,400	720
Tiffany & Co.	45,100	2,119
TJX Cos., Inc.	39,500	1,763
Textiles, Apparel & Luxury Goods - 0.9%
Phillips-Van Heusen Corp.	31,800	1,913
Thrifts & Mortgage Finance - 0.8%
People’s United Financial, Inc.	124,100	1,624
Tobacco - 0.3%
Lorillard, Inc.	8,300	667
Water Utilities - 0.5%
American Water Works Co., Inc.	42,900	998
Wireless Telecommunication Services - 1.0%
Telephone & Data Systems, Inc. (Special Shares) — Class L	73,732	2,091

Total Common Stocks (cost $172,789)		195,025

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	2,320,604	2,321
Total Securities Lending Collateral (cost $2,321)

	Principal	Value

REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co.
0.01% ▲ , dated 09/30/2010, to be Repurchased at $6,355 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,484.	$6,355	6,355
Total Repurchase Agreement (cost $6,355)

Total Investment Securities (cost $181,465) #		203,701
Other Assets and Liabilities — Net		(1,006)

Net Assets		$202,695

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $2,260.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $181,465. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30,250 and $8,014, respectively. Net unrealized appreciation for tax purposes is $22,236.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$193,201	$1,824	$—	$195,025
Repurchase Agreement	—	6,355	—	6,355
Securities Lending Collateral	2,321	—	—	2,321

Total	$195,522	$8,179	$—	$203,701
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 99.1%
Austria — 0.4%
Erste Group Bank AG	18,407	$737
Canada — 2.9%
Canadian National Railway Co.	89,450	5,727
China — 1.2%
China Unicom, Ltd.	606,000	886
CNOOC, Ltd.	790,000	1,533
France — 15.3%
Air Liquide SA	31,794	3,879
AXA SA	99,620	1,742
Groupe Danone SA	46,701	2,793
Komercni Banka AS	7,369	1,607
Legrand SA	48,960	1,656
LVMH Moet Hennessy Louis Vuitton SA	52,690	7,729
Pernod-Ricard SA	33,104	2,764
Schneider Electric SA	49,200	6,237
Total SA	34,070	1,756
Germany — 11.7%
Bayer AG	49,166	3,428
Beiersdorf AG	55,640	3,406
Deutsche Boerse AG	40,060	2,673
E.ON AG	27,395	808
Linde AG	55,810	7,265
Man AG	16,672	1,817
Merck KGaA	26,140	2,196
SAP AG	32,030	1,584
Hong Kong — 2.0%
Esprit Holdings, Ltd.	363,500	1,970
Li & Fung, Ltd.	360,000	2,035
India — 3.1%
ICICI Bank, Ltd. ADR	54,590	2,721
Infosys Technologies, Ltd. ADR	49,190	3,311
Japan — 11.2%
AEON Credit Service Co., Ltd.^	66,400	715
Canon, Inc.	72,000	3,359
Denso Corp. ^	44,200	1,310
Fanuc, Ltd. ^	18,200	2,318
Hirose Electric Co., Ltd. ^	5,300	534
Hoya Corp.	147,600	3,598
INPEX Corp.	558	2,627
Konica Minolta Holdings, Inc.	101,000	985
Lawson, Inc. ^	54,600	2,502
Nomura Holdings, Inc.	207,800	1,006
Shin-Etsu Chemical Co., Ltd. ^	63,500	3,092
Korea, Republic of — 1.4%
Samsung Electronics Co., Ltd.	3,915	2,668
Mexico — 0.3%
America Movil SAB de CV — Series L ADR	12,480	666
Netherlands — 11.8%
Akzo Nobel NV	55,770	3,441
Heineken NV	115,160	5,973
ING Groep NV	353,196	3,664
Randstad Holding NV	50,020	2,272
Royal Dutch Shell PLC — Class A	96,310	2,899
TNT NV	75,223	2,021
Wolters Kluwer NV	144,920	3,042
Singapore — 1.2%
Keppel Corp., Ltd.	72,000	492
Singapore Telecommunications, Ltd.	770,700	1,840
South Africa — 0.9%
MTN Group, Ltd.	102,790	1,858
Spain — 1.5%
Banco Santander Brasil SA — ADS ADR ^	94,670	1,303
Banco Santander SA	70,899	901
Red Electrica Corp. SA	16,153	760
Sweden — 0.8%
Svenska Cellulosa AB — Class B	106,600	1,621
Switzerland — 15.2%
Actelion, Ltd. ‡	21,957	880
Cie Financiere Richemont SA	70,066	3,373
Givaudan SA	2,336	2,387
Julius Baer Group, Ltd.	97,679	3,555
Nestle SA	133,121	7,091
Roche Holding AG	36,810	5,027
Sonova Holding AG	8,006	978
Swiss Reinsurance Co., Ltd.	27,290	1,197
Synthes, Inc.	32,820	3,794
UBS AG ‡	98,494	1,672
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	237,657	2,410
United Kingdom — 17.0%
BG Group PLC	56,050	985
Burberry Group PLC	119,570	1,953
Diageo PLC	249,300	4,292
Hays PLC	603,320	1,072
HSBC Holdings PLC	600,228	6,082
Ladbrokes PLC	226,610	478
Reckitt Benckiser Group PLC	117,120	6,441
Smiths Group PLC	123,032	2,356
Standard Chartered PLC	132,688	3,806
Tesco PLC	423,390	2,820
William Hill PLC	218,250	569
WPP PLC	256,642	2,840

Total Common Stocks (cost $187,739)		195,785

SECURITIES LENDING COLLATERAL — 3.2%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	6,260,714	6,261
Total Securities Lending Collateral (cost $6,261)

	Principal	Value

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co.
0.01% ▲ , dated 09/30/2010, to be repurchased at $1,220 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $1,246.	$1,220	1,220
Total Repurchase Agreement (cost $1,220)

Total Investment Securities (cost $195,220) #		203,266
Other Assets and Liabilities — Net		(5,773)

Net Assets		$197,493

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Chemicals	9.9%	$20,064
Commercial Banks	8.4	17,157
Textiles, Apparel & Luxury Goods	6.4	13,055
Beverages	6.4	13,029
Pharmaceuticals	5.2	10,651
Food Products	4.9	9,884
Oil, Gas & Consumable Fuels	4.8	9,800
Electrical Equipment	3.9	7,893
Household Products	3.2	6,441
Diversified Financial Services	3.1	6,337
Capital Markets	3.1	6,233
Media	2.9	5,882
Road & Rail	2.8	5,727
Food & Staples Retailing	2.6	5,322
Semiconductors & Semiconductor Equipment	2.5	5,078
Health Care Equipment & Supplies	2.3	4,772
Office Electronics	2.1	4,344
Machinery	2.0	4,135
Electronic Equipment & Instruments	2.0	4,132
Personal Products	1.7	3,406
Professional Services	1.6	3,344
IT Services	1.6	3,311
Insurance	1.4	2,939
Industrial Conglomerates	1.4	2,848
Diversified Telecommunication Services	1.3	2,726
Wireless Telecommunication Services	1.2	2,524
Distributors	1.0	2,035
Air Freight & Logistics	1.0	2,021
Specialty Retail	1.0	1,970
Paper & Forest Products	0.8	1,621
Software	0.8	1,584
Electric Utilities	0.8	1,568
Auto Components	0.6	1,310
Hotels, Restaurants & Leisure	0.5	1,047
Biotechnology	0.4	880
Consumer Finance	0.4	715

Investment Securities, at Value	96.3	195,785
Short-Term Investments	3.7	7,481

Total Investments	100.0%	$203,266

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $5,966.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $195,220. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,335 and $18,289, respectively. Net unrealized appreciation for tax purposes is $8,046.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$6,393	$189,392	$—	$195,785
Repurchase Agreement	—	1,220	—	1,220
Securities Lending Collateral	6,261	—	—	6,261

Total	$12,654	$190,612	$—	$203,266
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Money Market VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER - 75.8%
Capital Markets - 2.1%
State Street Corp.
0.24%, 11/09/2010	$14,500	$14,496
Chemicals - 2.2%
Ecolab, Inc.
0.19%, 11/03/2010 - 144A	15,150	15,147
Commercial Banks - 8.1%
Barclays U.S. Funding Corp.
0.23%, 12/23/2010	17,000	16,991
0.43%, 10/28/2010	12,000	11,996
Toronto-Dominion Holdings USA, Inc.
0.21%, 11/15/2010 - 144A	6,300	6,298
0.25%, 12/07/2010 - 12/09/2010 -144A	21,850	21,840
Computers & Peripherals - 3.2%
Hewlett-Packard Co.
0.19%, 10/14/2010 - 10/15/2010 -144A	22,300	22,298
Consumer Finance - 5.0%
Toyota Motor Credit Corp.
0.26%, 11/04/2010	15,500	15,496
0.27%, 12/15/2010	5,500	5,497
0.28%, 12/08/2010	8,500	8,496
0.40%, 10/13/2010	5,000	4,999
Diversified Financial Services - 47.5%
Alpine Securitization
0.23%, 10/05/2010 - 10/21/2010 -144A	18,800	18,799
American Honda Finance Corp.
0.24%, 10/21/2010 - 12/23/2010	9,300	9,296
0.27%, 11/03/2010	6,000	5,999
0.31%, 11/02/2010	12,300	12,297
0.34%, 10/18/2010	7,000	6,999
CAFCO LLC
0.26%, 10/07/2010 - 144A	8,800	8,800
0.45%, 10/13/2010 - 144A	5,500	5,499
0.47%, 10/06/2010 - 144A	5,200	5,200
Caterpillar Financial Services Corp.
0.23%, 11/19/2010	3,000	2,999
Ciesco LLC
0.33%, 10/20/2010 - 144A	7,800	7,799
0.36%, 11/08/2010 - 144A	9,300	9,296
General Electric Capital Corp.
0.20%, 10/26/2010	2,400	2,400
0.23%, 11/01/2010 - 11/10/2010	22,500	22,494
0.24%, 12/13/2010	7,600	7,596
MetLife Funding, Inc.
0.20%, 11/04/2010	5,000	4,999
0.22%, 10/04/2010	14,000	14,000
Nestle Capital Corp.
0.23%, 10/12/2010 - 12/16/2010 -144A	34,400	34,394
Old Line Funding LLC
0.25%, 11/19/2010 - 144A	11,500	11,496
0.26%, 12/07/2010 - 144A	12,000	11,994
0.28%, 10/04/2010 - 144A	8,247	8,247
PACCAR Financial Corp.
0.28%, 12/03/2010	9,100	9,096
0.32%, 10/22/2010	14,800	14,797
0.33%, 10/25/2010	10,050	10,048
Rabobank USA Financial Corp.
0.38%, 10/08/2010	12,950	12,949
Ranger Funding Co., LLC
0.24%, 10/26/2010 - 144A	13,600	13,598
0.26%, 10/04/2010 - 144A	17,800	17,800
Sheffield Receivables Corp.
0.37%, 10/15/2010 - 144A	4,000	3,999
Straight-A Funding LLC
0.24%, 12/01/2010 - 144A	9,600	9,596
0.25%, 11/16/2010 - 144A	12,300	12,296
0.35%, 10/14/2010 - 144A	10,800	10,799
UBS Finance Delaware LLC
0.21%, 10/29/2010	5,850	5,849
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.
0.20%, 11/15/2010 - 144A	17,000	16,996
Health Care Equipment & Supplies - 3.4%
Medtronic, Inc.
0.20%, 10/07/2010 - 144A	10,000	9,999
0.21%, 10/19/2010 - 144A	3,400	3,400
0.25%, 12/10/2010 - 144A	10,000	9,995
Household Products - 1.9%
Procter & Gamble Co.
0.22%, 11/08/2010 - 144A	12,900	12,897

Total Commercial Paper (cost $528,271)		528,271

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.2%
Fannie Mae
0.02%, 10/01/2010	7,200	7,200
0.08%, 10/18/2010	17,900	17,899
Freddie Mac
0.02%, 10/06/2010	3,100	3,100
0.11%, 10/20/2010	3,200	3,200
0.14%, 10/27/2010	8,000	7,999
0.15%, 10/19/2010	422	422
0.17%, 10/18/2010 - 11/24/2010	10,917	10,915
0.18%, 11/05/2010	7,000	6,999
0.22%, 11/08/2010	13,000	12,998

Total Short-Term U.S. Government Obligations (cost $70,732)		70,732

REPURCHASE AGREEMENTS - 14.2%
JPMorgan Securities Inc.
0.03% ▲ , dated 09/30/2010, to be repurchased at $98,500 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 0.66% - 6.32%, due 02/20/2038 - 08/20/2040, and with a value of $98,501.	98,500	98,500
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $198 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $205.	198	198

Total Repurchase Agreements (cost $98,698)		98,698

Total Investment Securities (cost $697,701) #		697,701
Other Assets and Liabilities — Net		(1,270)

Net Assets		$696,431

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Money Market VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $697,701.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $308,482, or 44.29%, of the fund’s net assets.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Commercial Paper	$—	$528,271	$—	$528,271
Repurchase Agreement	—	98,698	—	98,698
Short-Term U.S. Government Obligations	—	70,732	—	70,732

Total	$—	$697,701	$—	$697,701
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Mexico - 0.0% ∞
Cemex SAB de CV CPO ‡ ^	56,160	$48
Total Convertible Preferred Stock (cost $61)
PREFERRED STOCKS - 1.0%
Brazil - 0.8%
All America Latina Logistica SA, 0.06% ▲	10,200	103
Banco Bradesco SA, 2.18% ▲	9,060	182
Bradespar SA, 2.46% ▲	523	13
Centrais Eletricas Brasileiras SA, 6.44% ▲	4,022	60
Cia Energetica de Minas Gerais, 4.77% ▲	2,805	46
Gerdau SA, 2.35% ▲	2,381	32
Investimentos Itau SA, 2.53% ▲	9,956	76
Itau Unibanco Holding SA, 2.23% ‡ ▲	8,023	191
Metalurgica Gerdau SA — Class A, 3.10% ▲	653	11
Petroleo Brasileiro SA, 3.32% ▲	12,186	197
Tele Norte Leste Participacoes SA, 12.60% ▲	2,101	30
Usinas Siderurgicas de Minas Gerais SA, 3.10% ▲	2,398	32
Vale SA — Class A, 1.92% ▲	2,824	77
Germany - 0.2%
Henkel AG & Co., KGaA, 1.27% ▲	526	28
Porsche AG, 0.13% ▲	1,667	83
RWE AG, 7.66% ▲	222	14
Volkswagen AG, 1.83% ▲	1,229	148
Korea, Republic of - 0.0% ∞
Samsung Electronics Co., Ltd., 2.29% ▲	34	17

Total Preferred Stocks (cost $1,196)		1,340

COMMON STOCKS - 82.2%
Australia - 4.8%
AGL Energy, Ltd.	3,114	49
Alumina, Ltd.	32,660	57
Amcor, Ltd.	16,410	103
AMP, Ltd.	7,688	38
Australia & New Zealand Banking Group, Ltd.	33,328	763
BHP Billiton PLC	3,855	123
BHP Billiton, Ltd.	68,551	2,577
BlueScope Steel, Ltd.	18,884	40
Boral, Ltd. ^	11,400	51
Brambles, Ltd.	6,142	37
Caltex Australia, Ltd.	2,753	32
Coca-Cola Amatil, Ltd.	3,529	41
Commonwealth Bank of Australia	1,405	69
CSL, Ltd.	1,321	42
CSR, Ltd.	14,965	26
DuluxGroup, Ltd. ‡	7,223	19
Fairfax Media, Ltd. ^	6,287	9
Fortescue Metals Group, Ltd. ‡	27,691	139
Foster’s Group, Ltd. ‡	12,709	75
Incitec Pivot, Ltd.	34,555	120
Insurance Australia Group, Ltd.	10,893	38
Lend Lease Corp., Ltd.	3,138	23
Macquarie Atlas Roads Group ‡	2,904	4
Macquarie Group, Ltd.	1,131	40
Macquarie Infrastructure Group	14,523	21
National Australia Bank, Ltd.	1,891	46
Newcrest Mining, Ltd.	10,081	387
Nufarm, Ltd. ‡	1,786	6
OneSteel, Ltd.	17,326	49
Orica, Ltd.	7,223	180
Origin Energy, Ltd.	4,774	73
OZ Minerals, Ltd.	60,415	85
QBE Insurance Group, Ltd.	3,875	65
Santos, Ltd.	3,293	41
Sims Metal Management, Ltd.	3,267	56
Sonic Healthcare, Ltd.	875	9
Stockland REIT	413	2
Suncorp-Metway, Ltd.	3,833	33
Tabcorp Holdings, Ltd.	2,490	17
Telstra Corp., Ltd.	13,369	34
Toll Holdings, Ltd.	1,738	11
Transurban Group	5,045	25
Wesfarmers, Ltd.	2,720	86
Wesfarmers, Ltd. — PPS	948	30
Westpac Banking Corp.	1,986	45
Woodside Petroleum, Ltd.	3,306	140
Woolworths, Ltd.	6,436	180
Austria - 0.6%
Erste Group Bank AG	3,143	126
OMV AG	1,922	72
Raiffeisen International Bank Holding AG ^	477	22
Telekom Austria AG	12,814	192
Verbund AG	2,704	97
Vienna Insurance Group	1,265	68
Voestalpine AG	4,549	168
Belgium - 0.5%
Ageas	5,820	17
Anheuser-Busch InBev NV	4,424	261
Anheuser-Busch InBev NV — STRIP VVPR ‡	2,616	♦
Belgacom SA	1,345	52
Cie Nationale a Portefeuille	793	41
Delhaize Group SA	752	55
Solvay SA — Class A	687	73
UCB SA ^	1,180	41
Umicore	1,461	63
Brazil - 0.6%
Banco do Brasil SA	9,000	171
BM&FBOVESPA SA	5,700	48
Cia Siderurgica Nacional SA	4,200	73
Empresa Brasileira de Aeronautica SA	1,500	10
Perdigao SA ‡	14,640	223
Petroleo Brasileiro SA	8,700	156
Redecard SA	1,600	25
Vale SA ‡	1,900	59
Canada - 0.0% ∞
Thomson Reuters Corp. ^	149	6
China - 0.2%
BOC Hong Kong Holdings, Ltd.	55,500	176
MTR Corp.	18,284	69
Denmark - 0.7%
A.P. Moller Maersk A/S — Series B	22	184
DSV A/S	3,219	66
Novo Nordisk A/S — Class B	5,003	496
Novozymes A/S	636	81
Vestas Wind Systems A/S ‡ ^	2,492	94
Egypt - 0.2%
Commercial International Bank Egypt SAE	10,300	78
Egyptian Financial Group-Hermes Holding	4,388	22
Elsewedy Electric Co. ‡	1,000	12
Ezz Steel ‡	4,498	15
Orascom Construction Industries	1,727	76
Talaat Moustafa Group ‡	10,769	13
Telecom Egypt	6,675	21
Finland - 1.1%
Fortum OYJ	6,121	160
Kesko OYJ — Class B	3,370	158
Kone OYJ — Class B	1,536	79
Metso OYJ	4,221	194
Neste Oil OYJ ^	1,357	21
Nokia OYJ	45,288	456
Outokumpu OYJ	1,833	36
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Finland (continued)
Rautaruukki OYJ	1,205	$25
Sampo OYJ — Class A	3,774	102
Stora Enso OYJ — Class R	7,954	79
UPM-Kymmene OYJ	6,924	118
Wartsila OYJ ^	651	42
France - 6.0%
Accor SA	1,359	50
Air Liquide SA	2,005	245
Alcatel-Lucent	14,558	49
Alstom SA	4,722	241
ATOS Origin SA ‡	183	8
AXA SA	14,155	247
BENI Stabili SpA ^	1,758	2
BNP Paribas	10,363	738
Bouygues SA	1,822	78
Capital Gemini SA	956	48
Carrefour SA	4,799	258
Casino Guichard Perrachon SA	647	59
Cie de St-Gobain	1,289	57
Cie Generale de Geophysique-Veritas ‡	1,180	26
Cie Generale des Etablissements Michelin - Class B ^	2,032	155
Cie Generale D’optique Essilor International SA	1,217	84
CNP Assurances	2,128	40
Credit Agricole SA	5,532	86
Dassault Systemes SA	407	30
Edenred ‡	1,359	27
EDF SA	1,085	47
Eurazeo NPV	341	23
Fonciere Des Regions REIT	293	31
France Co., for Mobile Services	659	21
France Telecom SA	9,730	210
GDF Suez	7,948	284
Gecina SA REIT	236	28
Groupe Danone SA	3,265	195
Hermes International ^	468	107
ICADE REIT	200	21
Imerys SA	422	25
Klepierre REIT	1,090	42
Lafarge SA	2,087	120
Lagardere SCA	1,281	50
L’Oreal SA	429	48
LVMH Moet Hennessy Louis Vuitton SA	1,647	242
Neopost SA ^	382	28
Pernod-Ricard SA	514	43
Peugeot SA ‡	2,234	75
PPR SA	772	125
Publicis Groupe SA ^	938	45
Puma AG	92	30
Renault SA ‡	1,927	99
Safran SA	814	23
Sanofi-Aventis SA	6,126	408
Schneider Electric SA	1,912	242
SCOR SE	1,638	39
Societe BIC SA	377	30
Societe Generale	6,039	348
Societe Television Francaise 1	2,263	35
Sodexo	778	50
Technip SA	1,707	137
Thales SA	718	26
Total SA	23,623	1,218
Unibail-Rodamco REIT	1,342	298
Vallourec SA	488	48
Veolia Environnement ^	3,440	91
Vinci SA	1,178	59
Vivendi SA ^	6,724	184
Germany - 5.0%
Adidas AG	1,467	91
Allianz SE	2,686	304
BASF SE	4,324	272
Bayer AG	5,901	411
Bayerische Motoren Werke AG	6,113	429
Beiersdorf AG	432	26
Celesio AG	1,188	26
Commerzbank AG ‡ ^	6,029	50
Daimler AG ‡	9,960	632
Deutsche Bank AG	5,559	304
Deutsche Boerse AG	1,425	95
Deutsche Lufthansa AG ‡	1,798	33
Deutsche Post AG ‡	4,925	89
Deutsche Postbank AG	419	14
Deutsche Telekom AG	13,339	182
E.ON AG	17,638	520
Fresenius Medical Care AG & Co., KGaA	2,599	160
GEA Group AG	850	21
Hochtief AG	382	33
K & S AG	3,368	202
Leighton Holdings, Ltd. ^	1,102	35
Linde AG	589	77
Man AG	614	67
Merck KGaA	318	27
Metro AG	2,351	153
Muenchener Rueckversicherungs AG	1,235	171
RWE AG	2,721	184
SAP AG	9,776	484
Siemens AG	9,959	1,052
ThyssenKrupp AG	1,821	59
TUI AG ‡	1,642	20
Volkswagen AG ^	1,862	205
Hong Kong - 2.4%
Astra Agro Lestari	4,000	9
Astra International	20,500	130
Bank of East Asia, Ltd.	29,492	124
Cathay Pacific Airways, Ltd.	12,000	32
Cheung Kong Holdings, Ltd.	22,000	333
Cheung Kong Infrastructure Holdings, Ltd.	7,000	28
CLP Holdings, Ltd.	20,003	160
Esprit Holdings, Ltd.	17,564	95
Hang Lung Properties, Ltd.	32,000	156
Henderson Land Development Co., Ltd.	10,148	72
Hong Kong & China Gas Co., Ltd.	58,928	149
Hong Kong Exchanges & Clearing, Ltd.	11,200	221
HongKong Electric Holdings, Ltd.	16,500	100
Hopewell Holdings, Ltd.	11,000	36
Hutchison Whampoa, Ltd.	22,920	214
Hysan Development Co., Ltd.	19,485	70
Jardine Cycle & Carriage, Ltd.	1,000	30
Kerry Properties, Ltd.	6,091	33
Li & Fung, Ltd.	13,614	77
Link REIT	30,870	92
New World Development, Ltd.	39,682	80
Noble Group, Ltd. ^	18,545	27
NWS Holdings, Ltd.	252	♦
Shangri-La Asia, Ltd.	1,125	3
Sino Land Co., Ltd.	10,295	21
Sun Hung Kai Properties, Ltd.	22,158	381
Swire Pacific, Ltd.	11,000	151
United Tractors	15,000	34
Wharf Holdings, Ltd.	22,016	141
Yue Yuen Industrial Holdings	8,000	30
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Indonesia - 0.3%
Bank Central Asia	117,500	$89
Bank Mandiri	66,000	53
Bank Rakyat Indonesia Persero	56,000	63
Bumi Resources	166,500	40
Lippo Karawaci ‡	182,500	11
Perusahaan Gas Negara	95,000	41
Semen Gresik Persero	14,000	16
Tambang Batubara Bukit Asam	8,000	17
Telekomunikasi Indonesia	96,500	99
Italy - 1.3%
Assicurazioni Generali SpA	11,540	232
Banco Popolare SC	649	4
Bank Pekao SA	1,467	87
Enel SpA	4,530	24
ENI SpA	34,327	741
Fiat SpA	1,126	17
Intesa Sanpaolo SpA	112,437	365
Mediobanca SpA ‡ ^	1,386	13
Saipem SpA	3,294	132
Telecom Italia SpA	10,423	15
UniCredit SpA	19,064	49
Unione di Banche Italiane SCpA	615	6
Japan - 18.9%
77 Bank Ltd. ^	7,000	35
Acom Co., Ltd. ^	440	7
Advantest Corp. ^	3,400	68
AEON Co., Ltd. ^	7,000	75
AEON Credit Service Co., Ltd.	500	5
Aisin Seiki Co., Ltd.	700	22
Ajinomoto Co., Inc. ^	9,000	88
Amada Co., Ltd. ^	6,000	41
Asahi Breweries, Ltd.	5,400	108
Asahi Glass Co., Ltd. ^	16,000	163
Asahi Kasei Corp. ^	17,000	93
Astellas Pharma, Inc. ^	5,000	181
Bank of Kyoto, Ltd. ^	4,000	32
Bank of Yokohama, Ltd. ^	17,000	79
Benesse Holdings, Inc.	500	24
Bridgestone Corp.	12,100	220
Canon, Inc.	14,750	688
Casio Computer Co., Ltd. ^	6,600	49
Central Japan Railway Co. ^	19	140
Chiba Bank, Ltd. ^	9,000	53
Chubu Electric Power Co., Inc. ^	2,900	72
Chuo Mitsui Trust Holdings, Inc.	29,000	96
Citizen Holdings Co., Ltd. ^	6,100	37
Credit Saison Co., Ltd. ‡	2,000	27
DAI Nippon Printing Co., Ltd. ^	5,000	61
Daicel Chemical Industries, Ltd. ^	3,000	20
Daiichi Sankyo Co., Ltd. ^	8,756	178
Daikin Industries, Ltd.	3,200	120
Daito Trust Construction Co., Ltd. ^	1,600	96
Daiwa House Industry Co., Ltd. ‡	8,000	80
Daiwa Securities Group, Inc.	24,000	97
Denki Kagaku Kogyo KK	7,000	30
Denso Corp. ^	9,400	279
DIC Corp.	12,000	21
DOWA Holdings Co., Ltd. ^	8,000	48
East Japan Railway Co. ^	4,400	265
Eisai Co., Ltd. ^	2,600	91
FamilyMart Co., Ltd. ^	1,100	39
Fanuc, Ltd. ^	2,700	344
Fast Retailing Co., Ltd. ^	1,400	197
Fuji Electric Holdings Co., Ltd. ^	4,000	10
Fujifilm Holdings Corp. ^	6,500	216
Fujitsu, Ltd. ^	29,000	204
Fukuoka Financial Group, Inc. ^	13,000	52
Furukawa Electric Co., Ltd. ^	12,000	45
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	5
Hirose Electric Co., Ltd. ^	600	60
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd. ^	1,200	26
Hitachi, Ltd. ^	44,000	193
Hokuhoku Financial Group, Inc. ^	21,000	38
Honda Motor Co., Ltd.	19,400	689
Hoya Corp. ^	5,400	132
Ibiden Co., Ltd.	2,400	61
IHI Corp.	20,000	38
INPEX Corp.	11	52
Isetan Mitsukoshi Holdings, Ltd. ‡ ^	4,160	43
ITOCHU Corp. ^	20,000	183
ITOCHU Techno-Solutions Corp. ^	700	23
J. Front Retailing Co., Ltd. ^	6,000	28
Japan Real Estate Investment Corp. REIT ^	6	54
Japan Retail Fund Investment Corp. REIT ^	30	42
Japan Tobacco, Inc.	64	213
JFE Holdings, Inc. ^	4,500	138
JGC Corp. ‡	4,000	70
Joyo Bank, Ltd.	12,000	52
JS Group Corp.	3,400	67
JSR Corp.	2,500	43
JX Holdings, Inc.	31,400	181
Kajima Corp. ^	20,000	48
Kaneka Corp.	4,000	24
Kansai Electric Power Co., Inc. ^	5,400	131
KAO Corp. ^	7,500	183
Kawasaki Heavy Industries, Ltd. ‡ ^	20,000	57
Keihin Electric Express Railway Co., Ltd. ^	4,000	39
KEIO Corp.	2,000	14
Keyence Corp. ^	820	178
Kikkoman Corp. ‡	3,000	33
Kintetsu Corp. ‡ ^	21,000	71
Kirin Holdings Co., Ltd.	13,000	185
Kobe Steel, Ltd.	33,000	77
Komatsu, Ltd.	15,300	356
Konami Corp. ^	2,300	41
Konica Minolta Holdings, Inc.	9,000	88
Kubota Corp. ^	22,000	201
Kuraray Co., Ltd.	5,000	63
Kurita Water Industries, Ltd. ^	1,100	31
Kyocera Corp.	2,100	199
Kyowa Hakko Kirin Co., Ltd.	4,011	40
Kyushu Electric Power Co., Inc. ^	1,700	39
Lawson, Inc.	700	32
Leopalace21 Corp. ‡ ^	1,600	3
Mabuchi Motor Co., Ltd. ^	400	20
Makita Corp. ^	300	10
Marubeni Corp.	35,000	198
Marui Group Co., Ltd. ^	6,600	49
Matsui Securities Co., Ltd.	4,800	27
Minebea Co., Ltd.	8,000	41
Mitsubishi Chemical Holdings Corp. ^	13,500	69
Mitsubishi Corp. ^	19,600	464
Mitsubishi Electric Corp. ^	31,000	267
Mitsubishi Estate Co., Ltd. ^	9,000	146
Mitsubishi Heavy Industries, Ltd. ^	44,000	162
Mitsubishi Materials Corp. ^	25,000	72
Mitsubishi Rayon Co., Ltd. Ə ‡ ^	9,000	37
Mitsubishi UFJ Financial Group, Inc. ^	87,808	410
Mitsui & Co., Ltd. ^	20,400	304
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Mitsui Chemicals, Inc. ^	8,000	$22
Mitsui Fudosan Co., Ltd.	8,000	135
Mitsui Mining & Smelting Co., Ltd. ^	19,000	54
Mitsui O.S.K. Lines, Ltd. ^	5,000	31
Mizuho Financial Group, Inc. ‡ ^	217,600	318
Mizuho Securities Co., Ltd. ^	13,000	30
MS&AD Insurance Group Holdings ^	6,300	145
Murata Manufacturing Co., Ltd.	2,700	142
NEC Corp.	35,000	93
NGK Insulators, Ltd. ^	7,000	116
NGK Spark Plug Co., Ltd. ^	3,000	40
Nidec Corp. ^	1,700	151
Nikon Corp. ^	4,600	85
Nintendo Co., Ltd. ^	1,200	299
Nippon Building Fund, Inc. REIT	6	53
Nippon Electric Glass Co., Ltd. ^	7,000	95
Nippon Express Co., Ltd. ^	15,000	57
Nippon Meat Packers, Inc. ‡ ^	3,000	37
Nippon Paper Group, Inc. ^	3,400	85
Nippon Sheet Glass Co., Ltd.	8,000	17
Nippon Steel Corp. ^	69,000	234
Nippon Telegraph & Telephone Corp.	3,100	135
Nippon Yusen KK ^	16,000	66
Nishi-Nippon City Bank, Ltd. ‡	8,000	23
Nissan Chemical Industries, Ltd.	3,000	34
Nissan Motor Co., Ltd.	26,200	229
Nisshin Seifun Group, Inc. ^	4,000	53
Nissin Foods Holdings Co., Ltd. ^	1,300	47
Nitto Denko Corp. ^	3,200	124
NKSJ Holdings, Inc. ‡	10,000	63
Nomura Holdings, Inc.	30,600	147
Nomura Real Estate Office Fund, Inc. REIT	1	6
Nomura Research Institute, Ltd. ^	2,100	39
NSK, Ltd. ^	11,000	75
NTN Corp. ^	10,000	43
NTT Data Corp. ^	22	70
NTT DoCoMo, Inc. ^	48	80
Obayashi Corp. ^	16,000	64
Obic Co., Ltd.	170	32
OJI Paper Co., Ltd. ^	18,000	80
Olympus Corp. ^	2,000	52
Omron Corp. ^	3,700	84
Onward Holdings Co., Ltd. ‡	3,000	24
Oriental Land Co., Ltd. ^	800	75
ORIX Corp. ^	330	25
Osaka Gas Co., Ltd. ^	14,000	50
Panasonic Corp. ^	27,200	369
Panasonic Electric Works Co., Ltd.	6,000	80
Promise Co., Ltd.	550	4
Resona Holdings, Inc. ‡ ^	5,200	47
Ricoh Co., Ltd. ^	10,000	141
ROHM Co., Ltd.	2,000	123
Sanyo Electric Co., Ltd. ‡ ^	27,000	45
Sapporo Hokuyo Holdings, Inc.	1,000	5
SBI Holdings, Inc. ^	204	26
Secom Co., Ltd. ‡	1,800	81
Seiko Epson Corp.	2,200	33
Sekisui Chemical Co., Ltd.	5,000	30
Sekisui House, Ltd.	12,000	108
Seven & I Holdings Co., Ltd.	9,660	227
Sharp Corp. ^	11,000	109
Shimamura Co., Ltd.	300	28
Shimano, Inc. ^	1,600	85
Shimizu Corp. ^	16,000	59
Shin-Etsu Chemical Co., Ltd. ^	5,200	252
Shinsei Bank, Ltd. ‡ ^	21,000	15
Shionogi & Co., Ltd. ^	4,600	84
Shiseido Co., Ltd.	5,500	123
Shizuoka Bank, Ltd. ^	9,000	78
Showa Denko KK ‡	14,000	27
Showa Shell Sekiyu KK	1,700	13
SMC Corp.	1,100	145
Softbank Corp. ‡ ^	11,400	373
Sony Corp. ^	9,200	284
Sony Financial Holdings, Inc. ‡	2	7
Stanley Electric Co., Ltd. ^	900	14
Sumitomo Chemical Co., Ltd. ^	20,000	88
Sumitomo Corp. ^	13,400	173
Sumitomo Electric Industries, Ltd.	8,400	102
Sumitomo Heavy Industries, Ltd. ‡	8,000	41
Sumitomo Metal Industries, Ltd. ^	45,000	114
Sumitomo Metal Mining Co., Ltd.	14,000	214
Sumitomo Mitsui Financial Group, Inc. ^	14,000	408
Sumitomo Realty & Development Co., Ltd. ^	4,000	83
Sumitomo Trust & Banking Co., Ltd. ^	44,000	220
Suzuki Motor Corp.	1,200	25
T&D Holdings, Inc. ‡ ^	2,600	54
Taiheiyo Cement Corp.	12,000	14
Taisei Corp. ^	20,000	41
Taisho Pharmaceutical Co., Ltd.	2,911	59
Takashimaya Co., Ltd. ^	5,000	39
Takeda Pharmaceutical Co., Ltd. ^	8,800	404
TDK Corp. ^	1,800	100
Teijin, Ltd.	15,000	50
Terumo Corp. ^	2,900	154
THK Co., Ltd. ^	800	15
Tobu Railway Co., Ltd. ^	13,000	75
Toho Co., Ltd.	700	11
Tohoku Electric Power Co., Inc. ^	2,600	57
Tokio Marine Holdings, Inc. ^	8,548	230
Tokyo Broadcasting System, Inc.	2,300	30
Tokyo Electric Power Co., Inc. ^	8,700	212
Tokyo Electron, Ltd. ^	3,100	155
Tokyo Gas Co., Ltd.	15,000	69
Tokyo Tatemono Co., Ltd. ^	4,000	15
Tokyu Corp.	18,000	80
Tokyu Land Corp.	1,000	4
TonenGeneral Sekiyu KK ^	6,000	56
Toppan Printing Co., Ltd. ^	5,000	39
Toray Industries, Inc. ^	16,000	89
Toshiba Corp.	37,000	179
Tosoh Corp. ^	8,000	22
Toto, Ltd. ^	8,000	55
Toyo Seikan Kaisha, Ltd. ^	2,700	49
Toyota Boshoku Corp. ^	400	7
Toyota Industries Corp.	1,500	40
Toyota Motor Corp. ^	29,000	1,040
Trend Micro, Inc.	2,100	63
Uni-Charm Corp. ^	1,200	48
UNY Co., Ltd. ^	1,000	8
Ushio, Inc. ‡ ^	1,000	17
West Japan Railway Co. ^	4	14
Yahoo! Japan Corp. ^	247	85
Yamada Denki Co., Ltd.	1,400	87
Yamaha Corp.	1,700	20
Yamaha Motor Co., Ltd. ‡ ^	600	9
Yamato Holdings Co., Ltd. ^	3,800	46
Yamazaki Baking Co., Ltd. ‡	1,000	12
Yokogawa Electric Corp.	4,100	28
Korea, Republic of - 0.5%
Cheil Industries, Inc. ‡	133	12
Daewoo Securities Co., Ltd.	340	7
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Korea, Republic of (continued)
Doosan Heavy Industries and Construction Co., Ltd.	178	$13
GS Engineering & Construction Corp.	115	9
Hana Financial Group, Inc.	350	11
Hynix Semiconductor, Inc. ‡	840	16
Hyundai Engineering & Construction Co., Ltd.	140	9
Hyundai Heavy Industries Co., Ltd.	78	23
Hyundai Mobis	109	25
Hyundai Motor Co.	262	35
Hyundai Steel Co.	140	14
Industrial Bank of Korea	570	8
KB Financial Group, Inc. ‡	660	28
KIA Motors Corp.	390	13
Korea Electric Power Corp. ‡	470	12
KT Corp.	390	16
KT&G Corp.	206	12
LG Chem, Ltd.	82	24
LG Corp.	317	23
LG Display Co., Ltd. ‡	420	14
LG Electronics, Inc.	170	14
Lotte Shopping Co., Ltd.	24	10
NHN Corp. ‡	78	13
OCI Co., Ltd.	33	10
POSCO	110	50
Samsung C&T Corp.	272	15
Samsung Electro-Mechanics Co., Ltd.	108	12
Samsung Electronics Co., Ltd.	153	104
Samsung Engineering Co., Ltd.	66	9
Samsung Fire & Marine Insurance Co., Ltd. ‡	71	12
Samsung Heavy Industries Co., Ltd.	420	11
Samsung SDI Co., Ltd. ‡	67	9
Samsung Securities Co., Ltd.	133	8
Samsung Techwin Co., Ltd.	72	7
Shinhan Financial Group Co., Ltd.	730	28
Shinsegae Co., Ltd.	30	16
SK Energy Co., Ltd.	118	15
SK Telecom Co., Ltd.	92	14
S-Oil Corp. ‡	130	8
Woori Finance Holdings Co., Ltd.	440	5
Luxembourg - 0.2%
ArcelorMittal ^	5,531	183
Orascom Telecom Holding SAE ‡	54,841	48
Malaysia - 0.0% ∞
Genting Singapore PLC ‡	42,000	60
YTL Corp. BHD	164	♦
Mexico - 0.5%
America Movil SAB de CV — Series L ^	101,100	270
Carso Global Telecom SAB de CV ‡ ^	5,000	24
Fomento Economico Mexicano SAB de CV ^	11,400	58
Grupo Bimbo SAB de CV ^	2,200	16
Grupo Carso SA de CV — Series A1	4,700	24
Grupo Elektra SA de CV ^	500	17
Grupo Financiero Banorte SAB de CV — Class O	8,447	32
Grupo Financiero Inbursa SA — Class O	5,400	21
Grupo Mexico SAB de CV — Series B	21,566	62
Grupo Modelo SAB de CV — Series C	3,700	20
Grupo Televisa SA CPO ^	11,400	43
Industrias Penoles SAB de CV ^	600	15
Kimberly-Clark de Mexico SAB de CV — Class A	2,900	19
Telefonos de Mexico SAB de CV — Class L ^	31,700	24
Netherlands - 4.5%
Akzo Nobel NV	2,786	172
ASML Holding NV	5,684	170
Corio NV REIT	665	45
European Aeronautic Defence and Space Co., NV ‡	1,942	48
Fugro NV	817	53
Groupe Bruxelles Lambert SA	1,286	107
Heineken NV	8,916	462
ING Groep NV ‡	15,903	165
James Hardie Industries SE ‡	8,588	46
Koninklijke Ahold NV	12,589	170
Koninklijke DSM NV	1,819	93
Koninklijke KPN NV	18,521	286
Koninklijke Philips Electronics NV	9,824	309
Pargesa Holding SA (Bearer Shares)	100	7
Reed Elsevier NV	9,249	117
Royal Dutch Shell PLC — Class A	47,002	1,416
Royal Dutch Shell PLC — Class B	35,268	1,029
SBM Offshore NV	1,879	36
TNT NV	12,112	325
Unilever Indonesia	18,000	34
Unilever NV	19,985	598
Wolters Kluwer NV	6,282	132
New Zealand - 0.0% ∞
Telecom Corp., of New Zealand, Ltd.	4,768	7
Norway - 1.8%
DnB NOR ASA	17,317	236
Norsk Hydro ASA	16,469	99
Orkla ASA	13,390	123
Renewable Energy Corp., ASA ‡ ^	2,700	9
SeaDrill, Ltd. ^	11,188	323
Statoil ASA	15,691	327
Telenor ASA	25,031	393
Yara International ASA ^	16,942	767
Poland - 0.9%
Asseco Poland SA	1,000	18
Getin Holding SA ‡	102,447	380
Globe Trade Centre SA ‡	1,800	14
KGHM Polska Miedz SA	1,621	65
PBG SA	2,900	244
Polski Koncern Naftowy Orlen ‡	4,098	56
Polskie Gornictwo Naftowe I Gazownictwo SA	213,503	265
Powszechna Kasa Oszczednosci Bank Polski SA	7,500	114
Telekomunikacja Polska SA	8,255	51
Qatar - 0.0% ∞
Indosat	15,000	9
Russian Federation - 1.4%
Gazprom OAO ADR	24,350	511
Lukoil OAO ADR	5,100	289
MMC Norilsk Nickel ADR	12,316	210
Mobile Telesystems OJSC ADR	4,750	101
NovaTek OAO GDR	820	70
Polyus Gold OJSC ADR	2,478	64
Rosneft Oil Co. GDR ‡	16,150	108
Surgutneftegas ADR	15,600	149
Tatneft ADR	3,925	123
VTB Bank OJSC GDR	27,813	160
Singapore - 1.0%
Ascendas REIT	10,000	17
Bank Danamon	31,000	20
Capitaland, Ltd.	22,000	67
CapitaMall Trust REIT	19,000	31
City Developments, Ltd.	5,000	49
ComfortDelgro Corp., Ltd.	17,000	20
DBS Group Holdings, Ltd.	15,000	160
Fraser and Neave, Ltd.	10,000	49
Golden Agri-Resources, Ltd.	59,626	26
Keppel Corp., Ltd.	12,000	83
Olam International, Ltd.	12,000	30
Oversea-Chinese Banking Corp.	22,000	148
SembCorp Industries, Ltd.	10,000	33
SembCorp Marine, Ltd. ^	7,000	21
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Singapore (continued)
Singapore Airlines, Ltd.	7,003	$87
Singapore Exchange, Ltd. ^	7,000	48
Singapore Press Holdings, Ltd. ^	12,000	39
Singapore Technologies Engineering, Ltd.	11,000	28
Singapore Telecommunications, Ltd.	69,000	165
United Overseas Bank, Ltd.	10,000	139
Wilmar International, Ltd. ^	11,000	50
South Africa - 0.1%
Turk Telekomunikasyon AS	18,231	82
Spain - 0.7%
Banco Santander SA	61,730	784
Inditex SA ^	878	70
Repsol YPF SA	809	21
Telefonica SA	3,281	81
Sweden - 2.6%
Alfa Laval AB ^	2,506	44
ASSA Abloy AB — Series B	2,897	73
Atlas Copco AB — Class A	6,471	125
Atlas Copco AB — Class B	4,176	73
Electrolux AB — Series B	2,840	70
Getinge AB — Class B	4,049	95
Hennes & Mauritz AB — Class B	10,118	366
Holmen AB — Class B	850	26
Husqvarna AB — Class B ^	2,840	21
Investor AB — Class B	8,992	183
Lundin Petroleum AB ‡	3,091	26
Nordea Bank AB	33,185	346
Oriflame Cosmetics SA ^	1,793	115
Sandvik AB	9,705	149
Skanska AB — Class B	3,345	61
SKF AB	2,296	53
SSAB AB — Series A	2,429	39
Svenska Cellulosa AB — Class B	7,530	115
Svenska Handelsbanken AB — Class A	9,368	307
Swedish Match AB	3,766	100
Tele2 AB — Class B	1,343	28
Telefonaktiebolaget LM Ericsson — Class B	49,830	547
TeliaSonera AB	16,935	137
Volvo AB — Class A ‡	4,389	61
Volvo AB — Class B ‡	9,508	140
Switzerland - 8.7%
ABB, Ltd. ‡	34,740	732
Baloise Holding AG	517	47
Chugai Pharmaceutical Co., Ltd.	3,302	61
Cie Financiere Richemont SA	10,469	505
Credit Suisse Group AG	12,649	541
GAM Holding, Ltd. ‡	2,837	43
Geberit AG	351	63
Givaudan SA	75	77
Holcim, Ltd.	2,779	178
Julius Baer Group, Ltd.	3,057	111
Logitech International SA ‡ ^	3,016	53
Lonza Group AG	376	32
Nestle SA	62,274	3,317
Nobel Biocare Holding AG	4,909	88
Novartis AG	23,453	1,344
Roche Holding AG	7,056	964
Schindler Holding AG	905	97
STMicroelectronics NV	5,267	40
Straumann Holding AG	420	94
Swatch Group AG/The-BR	809	304
Swatch Group AG/The-Reg	888	61
Swiss Life Holding AG	325	37
Swiss Reinsurance Co., Ltd.	5,383	236
Swisscom AG	232	94
Syngenta AG	2,946	732
Synthes, Inc.	2,074	240
UBS AG ‡	32,445	551
Zurich Financial Services AG	1,380	323
Turkey - 1.0%
Akbank TAS	30,933	189
Anadolu AS	7,639	119
Bim Birlesik Magazalar AS	2,644	76
Enka Insaat VE Sanayi AS	12,608	55
Eregli Demir ve Celik Fabrikalari TAS ‡	17,196	61
Haci Omer Sabanci Holding AS	11,570	60
KOC Holding AS	8,389	40
Tupras Turkiye Petrol Rafine	3,194	86
Turkcell Iletisim Hizmet AS	16,427	111
Turkiye Garanti Bankasi AS	34,633	201
Turkiye Halk Bankasi AS	6,640	62
Turkiye Is Bankasi — Class C	30,074	128
Turkiye Vakiflar Bankasi Tao — Class D	13,718	42
Yapi Ve Kredi Bankasi AS ‡	15,399	53
United Kingdom - 15.2%
3i Group PLC	7,983	36
Admiral Group PLC	1,893	50
Aggreko PLC	7,081	175
AMEC PLC	4,095	63
Anglo American PLC	16,470	653
AstraZeneca PLC	17,702	899
Aviva PLC	23,775	149
BAE Systems PLC	29,054	156
Balfour Beatty PLC	6,787	29
Barclays PLC	63,102	297
Berkeley Group Holdings PLC ‡	1,109	14
BG Group PLC	43,315	761
BP PLC	156,415	1,051
British Airways PLC ‡ ^	8,169	31
British American Tobacco PLC	19,357	723
British Land Co., PLC REIT	9,324	68
British Sky Broadcasting Group PLC	28,774	319
BT Group PLC — Class A	90,820	200
Bunzl PLC	3,806	45
Burberry Group PLC	5,703	93
Capital & Counties Properties PLC ‡	5,672	12
Capital Group PLC	2,000	25
Capital Shopping Centres Group PLC REIT	5,672	33
Centrica PLC	33,204	169
Charter International PLC	7,913	86
Cobham PLC	11,095	40
Compass Group PLC	25,634	213
Diageo PLC	25,321	436
EnQuest PLC ‡	9,300	17
Experian Group, Ltd.	7,326	79
FirstGroup PLC	6,808	39
GlaxoSmithKline PLC	59,850	1,180
Group 4 Securicor PLC	3,563	14
Hammerson PLC REIT	7,471	46
Hang Seng Bank, Ltd.	11,100	163
Home Retail Group PLC	7,805	25
HSBC Holdings PLC	209,726	2,124
ICAP PLC	2,816	19
Imperial Tobacco Group PLC	7,298	217
Intercontinental Hotels Group PLC	4,580	82
International Nickel Indonesia	23,000	13
International Power PLC	6,355	39
Invensys PLC	5,024	24
Investec PLC	2,855	23
J. Sainsbury PLC	10,227	63
Johnson Matthey PLC	2,283	63
Kingfisher PLC	11,088	41
Ladbrokes PLC	7,527	16
Land Securities Group PLC REIT	8,208	83
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United Kingdom (continued)
Legal & General Group PLC	60,887	$99
Lloyds TSB Group PLC ‡	88,685	103
London Stock Exchange Group PLC	858	9
Man Group PLC	25,857	89
Marks & Spencer Group PLC	13,807	85
National Grid PLC	42,242	358
Next PLC	2,340	81
Old Mutual PLC	48,107	105
Pearson PLC	11,065	171
Petrofac, Ltd.	2,537	55
Prudential PLC	21,603	215
Reckitt Benckiser Group PLC	6,190	340
Reed Elsevier PLC	15,144	128
Rexam PLC	6,773	33
Rio Tinto PLC	12,340	721
Rio Tinto, Ltd.	5,771	428
Rolls-Royce Group PLC ‡	16,923	161
Royal & Sun Alliance Insurance Group PLC	32,735	67
Royal Bank of Scotland Group PLC ‡	178,479	132
SABMiller PLC	5,949	190
Sage Group PLC	15,752	68
Schroders PLC	1,591	36
Scottish & Southern Energy PLC	18,502	325
Segro PLC REIT	8,847	38
Serco Group PLC	1,448	14
Severn Trent PLC	6,048	125
Smith & Nephew PLC	14,664	134
Smiths Group PLC	3,643	70
Standard Chartered PLC	23,622	678
Standard Life PLC	18,380	67
Tesco PLC	58,651	390
Unilever PLC	11,333	328
United Utilities Group PLC	2,080	19
Vodafone Group PLC	578,054	1,427
Whitbread PLC	2,596	66
Wolseley PLC ‡	791	20
WPP PLC	44,293	490
Xstrata PLC	13,969	267
United States - 0.5%
Bank Handlowy Warsza	14,616	441
Carnival PLC	2,120	83
Korea Exchange Bank	950	11
Oracle Corp./Japan	1,000	48
Wal-Mart de Mexico SAB de CV — Series V	28,600	72

Total Common Stocks (cost $98,531)		105,084

RIGHTS - 0.0% ∞
France - 0.0% ∞
Cie Generale des Etablissements
Michelin	2,032	6
Germany - 0.0% ∞
Deutsche Bank AG	5,559	27

Total Rights (cost $–)		33

WARRANTS - 0.0% ∞
Italy - 0.0% ∞
Mediobanca SpA ‡
Expiration: 03/18/2011
Exercise Price: $9.00	1,320	♦
UBI Banca SCpA ‡
Expiration: 06/30/2011
Exercise Price: $12.30	615	♦
France - 0.0% ∞
Fonciere Des Regions ‡
Expiration: 12/31/2010
Exercise Price: $65.00	293	♦
Hong Kong - 0.0% ∞
Henderson Land Development Co., Ltd. ‡
Expiration: 06/01/2011
Exercise Price: $58.00	2,000	1

Total Warrants (cost $–)		1

SECURITIES LENDING COLLATERAL - 12.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.39% ▲	15,350,220	15,350
Total Securities Lending Collateral (cost $15,350)

	Principal	Value

REPURCHASE AGREEMENT - 11.6%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $14,884 on 10/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00% - 5.50%, due 12/15/2017 - 07/01/2018, and with a total value of $15,183.	$14,884	14,884
Total Repurchase Agreement (cost $14,884)

Total Investment Securities (cost $130,022) #		136,740
Other Assets and Liabilities — Net		(8,735)

Net Assets		$128,005

FUTURES CONTRACTS: ¿

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

DAX Index	Long	35	12/17/2010	$(24)
DJ Euro Stoxx 50 Index	Long	7	12/17/2010	(4)
FTSE 100 Index	Long	35	12/17/2010	(8)
Hang Seng China Enterprises Index	Long	36	10/28/2010	11
Hang Seng Index	Long	11	10/28/2010	(2)
SGX CNX Nifty Index	Long	165	10/28/2010	(10)
SGX MSCI Singapore Index	Long	15	10/28/2010	5
Topix Index	Long	20	12/10/2010	35

				$3

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
		Settlement	Amount in U.S.	Appreciation
Currency	Bought (Sold)	Date	Dollars Bought (Sold)	(Depreciation)

Australian Dollar	3,466	10/21/2010	$3,244	$97
Euro	8,408	10/21/2010	10,910	550
Hong Kong Dollar	(20,138)	10/21/2010	(2,593)	(2)
Japanese Yen	(47,287)	10/21/2010	(560)	(6)
Japanese Yen	227,838	10/21/2010	2,744	(14)
Pound Sterling	2,007	10/21/2010	3,110	42

				$667

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	9.6%	$13,103
Oil, Gas & Consumable Fuels	6.9	9,378
Metals & Mining	5.8	7,995
Pharmaceuticals	5.0	6,868
Food Products	3.7	5,032
Chemicals	3.2	4,384
Automobiles	2.8	3,858
Insurance	2.4	3,300
Machinery	2.3	3,124
Diversified Telecommunication Services	1.9	2,558
Wireless Telecommunication Services	1.8	2,454
Real Estate Management & Development	1.6	2,228
Industrial Conglomerates	1.6	2,177
Food & Staples Retailing	1.6	2,177
Capital Markets	1.6	2,167
Electric Utilities	1.5	2,090
Beverages	1.5	1,998
Electrical Equipment	1.4	1,851
Media	1.3	1,809
Electronic Equipment & Instruments	1.3	1,731
Textiles, Apparel & Luxury Goods	1.1	1,499
Trading Companies & Distributors	1.0	1,429
Diversified Financial Services	1.0	1,418
Tobacco	0.9	1,265
Multi-Utilities	0.9	1,168
Household Durables	0.8	1,123
Road & Rail	0.8	1,052
Communications Equipment	0.8	1,052
Software	0.8	1,051
Real Estate Investment Trusts	0.8	1,030
Office Electronics	0.7	945
Health Care Equipment & Supplies	0.7	941
Construction & Engineering	0.7	937
Specialty Retail	0.7	901
Energy Equipment & Services	0.6	825
Auto Components	0.6	808
Hotels, Restaurants & Leisure	0.5	735
Semiconductors & Semiconductor Equipment	0.5	700
Household Products	0.5	652
Building Products	0.4	615
Computers & Peripherals	0.4	562
Paper & Forest Products	0.4	503
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Construction Materials	0.4%		$498
Aerospace & Defense	0.3		492
Commercial Services & Supplies	0.3		478
Air Freight & Logistics	0.3		471
Multiline Retail	0.2		460
Personal Products	0.2		312
Gas Utilities	0.2		309
Marine	0.2		281
IT Services	0.1		245
Health Care Providers & Services	0.1		195
Leisure Equipment & Products	0.1		190
Containers & Packaging	0.1		185
Airlines	0.1		183
Water Utilities	0.1		125
Distributors	0.1		107
Professional Services	0.1		104
Internet Software & Services	0.1		98
Consumer Finance	0.0	∞	68
Transportation Infrastructure	0.0	∞	50
Biotechnology	0.0	∞	42
Independent Power Producers & Energy Traders	0.0	∞	39
Life Sciences Tools & Services	0.0	∞	32
Internet & Catalog Retail	0.0	∞	25
Diversified Consumer Services	0.0	∞	24

Investment Securities, at Value	77.9		106,506
Short-Term Investments	22.1		30,234

Total Investments	100.0%		$136,740

NOTES TO SCHEDULE OF INVESTMENTS:

¿	Cash in the amount of $1,058 has been segregated with the broker to cover margin requirements for open futures contracts.

♦	Amount rounds to less than $1 or $(1).

∞	Percentage rounds to less than 0.1%.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $37, or 0.03% of the fund’s net assets.

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $14,592.

Г	Contract amounts are not in thousands.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $130,022. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,281 and $11,563, respectively. Net unrealized appreciation for tax purposes is $6,718.

DEFINITIONS:

ADR	American Depositary Receipt

CPO	Commodity Pool Operator

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

OJSC	Open Joint Stock Company

PPS	Participating Preferred Share

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

SBI	Shares Beneficial Interest

STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Active International Allocation VP
(formerly, Transamerica Van Kampen Active International Allocation VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$2,071	$102,976	$37	$105,084
Convertible Preferred Stocks	48	—	—	48
Preferred Stocks	1,050	290	—	1,340
Repurchase Agreement	—	14,884	—	14,884
Rights	—	33	—	33
Securities Lending Collateral	15,350	—	—	15,350
Warrants	—	1	—	1

Total	$18,519	$118,184	$37	$136,740

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Contracts — Appreciation	$—	$689	$—	$689
Forward Foreign Currency Contracts — Depreciation	—	(22)	—	(22)
Futures Contracts — Appreciation	51	—	—	51
Futures Contracts — Depreciation	(48)	—	—	(48)
Total	$3	$667	$—	$670

	Beginning						Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	12/31/2009	Purchases	Discounts/(Premiums)	Gain/(Loss)	Appreciation	In Level 3	09/30/2010
Common Stocks	$—	$—	$—	$—	$1	$36	$37

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 0.4%
Pharmaceuticals - 0.4%
Ironwood Pharmaceuticals, Inc., 8.00% ‡	198,702	$2,023
Total Preferred Stock (cost $2,384)
COMMON STOCKS - 99.4%
Air Freight & Logistics - 3.6%
CH Robinson Worldwide, Inc. ^	111,818	7,818
Expeditors International of Washington, Inc.	232,512	10,749
Automobiles - 0.5%
Better Place ‡ Ə § Δ	860,386	2,581
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	169,074	5,241
Capital Markets - 3.1%
Calamos Asset Management, Inc. — Class A ^	212,256	2,441
Greenhill & Co., Inc.	105,009	8,329
T. Rowe Price Group, Inc.	105,245	5,269
Chemicals - 3.6%
Intrepid Potash, Inc. ‡ ^	186,431	4,860
Nalco Holding Co.	282,623	7,125
Rockwood Holdings, Inc. ‡	201,228	6,333
Commercial Services & Supplies - 5.3%
Covanta Holding Corp. ^	446,295	7,029
Edenred ‡	628,548	12,450
Stericycle, Inc. ‡ ^	112,703	7,831
Computers & Peripherals - 2.8%
Teradata Corp. ‡	377,300	14,549
Construction Materials - 1.6%
Martin Marietta Materials, Inc. ^	86,917	6,690
Texas Industries, Inc. ^	54,401	1,715
Distributors - 3.1%
Li & Fung, Ltd.	2,783,000	15,728
Diversified Consumer Services - 2.4%
New Oriental Education & Technology Group ADR ‡	78,742	7,684
Strayer Education, Inc. ^	26,255	4,581
Diversified Financial Services - 6.4%
CIT Group, Inc. ‡	119,217	4,866
IntercontinentalExchange, Inc. ‡	55,290	5,790
Leucadia National Corp. ‡ ^	330,800	7,813
Moody’s Corp. ^	89,768	2,242
MSCI, Inc. — Class A ‡	352,931	11,722
Food Products - 2.5%
Mead Johnson Nutrition Co. — Class A	223,356	12,711
Health Care Equipment & Supplies - 3.9%
Gen-Probe, Inc. ‡ ^	169,384	8,208
Idexx Laboratories, Inc. ‡ ^	111,283	6,868
Intuitive Surgical, Inc. ‡	17,811	5,054
Hotels, Restaurants & Leisure - 9.8%
Chipotle Mexican Grill, Inc. — Class A ‡	14,063	2,419
Ctrip.com International, Ltd. ADR ‡	356,297	17,013
Las Vegas Sands Corp. ‡ ^	473,740	16,510
Wynn Resorts, Ltd. ^	166,171	14,419
Household Durables - 2.0%
Gafisa SA ADR	320,194	4,960
NVR, Inc. ‡ ^	8,154	5,280
Internet & Catalog Retail - 5.8%
NetFlix, Inc. ‡	79,203	12,844
priceline.com, Inc. ‡	48,835	17,011
Internet Software & Services - 2.7%
Akamai Technologies, Inc. ‡	149,346	7,495
Alibaba.com, Ltd. ‡	3,079,800	6,422
IT Services - 2.8%
Gartner, Inc. ‡	249,307	7,340
Redecard SA	466,028	7,230
Life Sciences Tools & Services - 4.2%
Illumina, Inc. ‡ ^	287,583	14,149
Techne Corp. ^	115,642	7,139
Machinery - 2.1%
Schindler Holding AG	100,642	10,795
Media - 3.7%
Discovery Communications, Inc. — Series C ‡	145,024	5,538
Groupe Aeroplan, Inc.	427,034	5,246
Naspers, Ltd. — Class N	170,317	8,328
Metals & Mining - 0.6%
Lynas Corp., Ltd. ‡	2,151,259	2,838
Multiline Retail - 0.9%
Dollar Tree, Inc. ‡	28,805	1,405
Sears Holdings Corp. ‡ ^	42,504	3,066
Oil, Gas & Consumable Fuels - 4.2%
Petrohawk Energy Corp. ‡	113,499	1,832
Range Resources Corp. ^	200,332	7,639
Ultra Petroleum Corp. ‡ ^	284,084	11,925
Personal Products - 0.0%∞
Natura Cosmeticos SA	2,400	65
Pharmaceuticals - 0.3%
Ironwood Pharmaceuticals, Inc. — Class A ‡	142,113	1,447
Professional Services - 6.7%
Corporate Executive Board Co.	123,038	3,883
IHS, Inc. — Class A ‡	96,876	6,588
Intertek Group PLC	419,827	12,069
Verisk Analytics, Inc. — Class A ‡	400,116	11,207
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC ADR	268,358	5,034
Software - 10.5%
Autodesk, Inc. ‡	198,381	6,342
Citrix Systems, Inc. ‡	50,526	3,448
FactSet Research Systems, Inc.	10,219	829
Red Hat, Inc. ‡	230,969	9,470
Rovi Corp. ‡ ^	108,262	5,457
Salesforce.com, Inc. ‡ ^	146,940	16,427
Solera Holdings, Inc.	264,939	11,700
Trading Companies & Distributors - 1.4%
Fastenal Co. ^	139,195	7,404
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA	49,632	4,762

Total Common Stocks (cost $441,938)		509,252

SECURITIES LENDING COLLATERAL - 11.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	57,046,404	57,046
Total Securities Lending Collateral (cost $57,046)

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Morgan Stanley Mid-Cap Growth VP
(formerly, Transamerica Van Kampen Mid-Cap Growth VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $8,684 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $8,859.	$8,684	$8,684
Total Repurchase Agreement (cost $8,684)

Total Investment Securities (cost $510,052) #		577,005
Other Assets and Liabilities — Net		(64,427)

Net Assets		$512,578

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $55,756.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,581, or 0.50% of the fund’s net assets.

‡	Non-income producing security.

§	Illiquid. This security aggregated $2,581, or 0.50%, of the fund’s net assets.

Δ	Restricted Security. At 09/30/2010, the fund owned the respective security (representing 0.50% of the fund’s net assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Per Share	Cost	Value	Price*

Better Place	01/25/2010	860,386	$3.00	$2,581	$2,581	$3.00

*	Price not in thousands.

∞	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $510,052. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $114,223 and $47,270, respectively. Net unrealized appreciation for tax purposes is $66,953.
DEFINITION:

ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
VALUATION SUMMARY:
Investment Securities

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$417,653	$89,018	$2,581	$509,252
Preferred Stocks	—	2,023	—	2,023
Repurchase Agreement	—	8,684	—	8,684
Securities Lending Collateral	57,046	—	—	57,046

Total	$474,699	$99,725	$2,581	$577,005
Level 3 Rollforward — Investment Securities

	Beginning						Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	12/31/2009	Purchases	Discounts/(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	09/30/2010

Common Stocks	$—	$2,581	$—	$—	$—	$—	$2,581
Preferred Stocks	$4,371	$—	$—	$—	$(2,348)	$(2,023)	$—

Total	$4,371	$2,581	$—	$—	$(2,348)	$(2,023)	$2,581

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	26,364	$1,158
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.	18,094	1,265
Expeditors International of Washington, Inc.	47,560	2,199
Automobiles - 0.3%
Better Place ‡ Ə Δ §	197,900	594
Beverages - 0.8%
Coca-Cola Co.	20,870	1,221
PepsiCo, Inc.	5,012	333
Capital Markets - 2.3%
Bank of New York Mellon Corp.	75,080	1,962
Charles Schwab Corp.	73,567	1,023
Goldman Sachs Group, Inc.	6,802	983
Morgan Stanley	15,117	373
State Street Corp.	10,406	392
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	16,117	719
Monsanto Co.	48,147	2,308
Commercial Banks - 1.3%
PNC Financial Services Group, Inc.	21,840	1,133
U.S. Bancorp	28,023	606
Wells Fargo & Co.	39,783	1,000
Commercial Services & Supplies - 1.3%
Edenred ‡	132,453	2,624
Communications Equipment - 1.7%
Cisco Systems, Inc. ‡	99,202	2,172
Research In Motion, Ltd. ‡	25,666	1,250
Computers & Peripherals - 6.5%
Apple, Inc. ‡	28,668	8,135
Dell, Inc. ‡	82,711	1,072
Hewlett-Packard Co.	26,514	1,115
Teradata Corp. ‡	79,802	3,077
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	10,578	814
Distributors - 1.7%
Li & Fung, Ltd.	606,000	3,425
Diversified Financial Services - 5.7%
Bank of America Corp.	145,741	1,911
BM&FBOVESPA SA	281,870	2,357
Citigroup, Inc. ‡	336,120	1,311
CME Group, Inc. — Class A	5,121	1,334
JPMorgan Chase & Co.	75,775	2,884
Leucadia National Corp. ‡	81,975	1,936
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	51,205	1,464
Verizon Communications, Inc.	55,720	1,816
Electric Utilities - 0.6%
American Electric Power Co., Inc.	13,637	494
FirstEnergy Corp.	20,321	784
Electrical Equipment - 0.7%
Emerson Electric Co.	16,570	872
First Solar, Inc. ‡	3,732	550
Energy Equipment & Services - 1.4%
Halliburton Co.	54,379	1,798
Noble Corp.	11,001	372
Weatherford International, Ltd. ‡	43,558	745
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	46,815	1,473
Wal-Mart Stores, Inc.	33,408	1,788
Food Products - 3.2%
Kraft Foods, Inc. — Class A	79,768	2,462
Mead Johnson Nutrition Co. — Class A	50,688	2,886
Unilever NV	37,457	1,119
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	10,194	1,700
Gen-Probe, Inc. ‡	8,808	427
Intuitive Surgical, Inc. ‡	3,622	1,028
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	30,506	1,008
UnitedHealth Group, Inc.	51,192	1,797
WellPoint, Inc. ‡	11,856	672
Hotels, Restaurants & Leisure - 4.9%
Las Vegas Sands Corp. ‡	107,620	3,751
Starbucks Corp.	64,593	1,652
Wynn Resorts, Ltd.	35,430	3,074
Yum! Brands, Inc.	34,324	1,581
Household Products - 0.1%
Procter & Gamble Co.	5,037	302
Industrial Conglomerates - 1.9%
General Electric Co.	124,337	2,021
Textron, Inc.	30,322	623
Tyco International, Ltd.	37,233	1,368
Insurance - 5.4%
Aflac, Inc.	9,997	517
Berkshire Hathaway, Inc. — Class B ‡	24,597	2,034
Chubb Corp.	65,596	3,737
Loews Corp.	37,488	1,421
MetLife, Inc.	33,020	1,270
Travelers Cos., Inc.	39,896	2,079
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. ‡	53,815	8,452
NetFlix, Inc. ‡	9,842	1,596
Internet Software & Services - 9.3%
Baidu, Inc. ADR ‡	40,057	4,111
eBay, Inc. ‡	231,137	5,640
Google, Inc. — Class A ‡	11,088	5,830
Tencent Holdings, Ltd.	81,600	1,783
Yahoo!, Inc. ‡	112,900	1,600
IT Services - 1.3%
Accenture PLC — Class A	13,443	571
Redecard SA	118,168	1,834
Western Union Co.	19,252	340
Life Sciences Tools & Services - 1.3%
Illumina, Inc. ‡	53,708	2,642
Machinery - 0.5%
Ingersoll-Rand PLC	30,965	1,106

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media - 6.9%
Comcast Corp. — Class A	242,797	$4,389
DIRECTV — Class A ‡	18,847	785
Naspers, Ltd. — Class N	35,864	1,754
News Corp. — Class B	90,495	1,363
Time Warner, Inc.	48,271	1,480
Time Warner Cable, Inc.	18,853	1,018
Viacom, Inc. — Class B	94,823	3,431
Metals & Mining - 0.6%
Alcoa, Inc.	109,433	1,325
Multiline Retail - 1.1%
JC Penney Co., Inc.	23,666	642
Macy’s, Inc.	15,660	362
Sears Holdings Corp. ‡ ^	8,422	608
Target Corp.	11,378	608
Multi-Utilities - 0.2%
Sempra Energy	6,569	353
Oil, Gas & Consumable Fuels - 5.1%
BP PLC ADR	13,033	537
Chevron Corp.	25,181	2,041
ConocoPhillips	28,513	1,638
Range Resources Corp.	24,219	923
Royal Dutch Shell PLC — Class A ADR	26,221	1,581
Total SA ADR	14,522	749
Ultra Petroleum Corp. ‡	71,062	2,983
Paper & Forest Products - 1.2%
International Paper Co.	117,018	2,545
Personal Products - 0.3%
Avon Products, Inc.	18,311	588
Pharmaceuticals - 5.8%
Abbott Laboratories	24,344	1,272
Allergan, Inc.	19,496	1,297
Bristol-Myers Squibb Co.	78,271	2,122
GlaxoSmithKline PLC ADR	15,393	608
Johnson & Johnson	25,581	1,585
Merck & Co., Inc.	51,642	1,901
Pfizer, Inc.	154,696	2,656
Roche Holding AG ADR	13,367	456
Professional Services - 1.0%
Corporate Executive Board Co.	14,502	458
SGS SA ‡	973	1,572
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. — Class A	142,925	4,055
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	65,194	1,253
KLA-Tencor Corp.	14,182	500
Software - 2.8%
Adobe Systems, Inc. ‡	36,791	962
Microsoft Corp.	12,475	306
Salesforce.com, Inc. ‡	27,261	3,047
VMware, Inc. — Class A ‡	17,035	1,447
Specialty Retail - 1.0%
Home Depot, Inc.	33,706	1,067
Lowe’s Cos., Inc.	47,717	1,064
Tobacco - 1.1%
Philip Morris International, Inc.	41,243	2,310
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR	39,005	968

Total Common Stocks (cost $167,417)		201,485

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.39% ▲	496,854	497
Total Securities Lending Collateral (cost $497)

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $3,229 on 10/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017 - 12/25/2024, and with a total value of $3,298.	$3,229	3,229
Total Repurchase Agreement (cost $3,229)

Total Investment Securities (cost $171,143) #		205,211
Other Assets and Liabilities — Net		(291)

Net Assets		$204,920

NOTES TO SCHEDULE OF INVESTMENTS:

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $594, or 0.29%, of the fund’s net assets.

‡	Non-income producing security.

§	Illiquid. This security aggregated $594, or 0.29%, of the fund’s net assets.

Δ	Restricted Security. At 09/30/2010, the fund owned the respective security (representing 0.29% of the fund’s net assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Per Share	Cost	Value	Price*

Better Place	01/25/2010	197,900	$3.00	$594	$594	$3.00

*	Price not in thousands.

^	All or a portion of this security is on loan. The value of all securities on loan is $486.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $171,143. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,231 and $8,163, respectively. Net unrealized appreciation for tax purposes is $34,068.

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Multi Managed Large Cap Core VP
(formerly, Transamerica Van Kampen Large Cap Core VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$179,705	$21,186	$594	$201,485
Repurchase Agreement	—	3,229	—	3,229
Securities Lending Collateral	497	—	—	497

Total	$180,202	$24,415	$594	$205,211
Level 3 Rollforward — Investment Securities

					Change
	Beginning Balance		Accrued	Total Realized	in Unrealized Appreciation/	Net Transfers	Ending Balance
Securities	at 12/31/2009	Net Purchases	Discounts/(Premiums)	Gain/(Loss)	(Depreciation)	In/(Out) of Level 3	at 09/30/2010

Common Stocks	$—	$594	$—	$—	$—	$—	$594

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury Bond
3.50%, 02/15/2039		$2,100	$2,032
3.88%, 08/15/2040		24,300	25,120
4.25%, 05/15/2039		17,500	19,239
4.38%, 02/15/2038 - 05/15/2040		37,000	41,555
5.25%, 02/15/2029		1,500	1,896
5.50%, 08/15/2028		2,900	3,761
6.13%, 11/15/2027		32,000	44,185
6.25%, 08/15/2023		9,800	13,273
7.25%, 08/15/2022		300	435
7.50%, 11/15/2024		8,000	12,128
7.63%, 11/15/2022 - 02/15/2025		10,600	15,914
7.88%, 02/15/2021 (a)		72,500	107,424
8.00%, 11/15/2021		24,300	36,651
8.13%, 05/15/2021		17,200	25,967
8.50%, 02/15/2020		20,400	30,791
8.75%, 05/15/2020 - 08/15/2020		16,600	25,587
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040		4,236	4,734
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/2020 (c)		89,869	94,298
U.S. Treasury Note
2.50%, 04/30/2015		19,400	20,567
3.13%, 05/15/2019		5,500	5,844
3.25%, 12/31/2016		17,100	18,662
3.38%, 11/15/2019		10,100	10,880
3.63%, 08/15/2019 (c)		50,600	55,643
3.88%, 05/15/2018		100	113

Total U.S. Government Obligations (cost $581,913)			616,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7%
Fannie Mae
1.57%, 06/01/2043 *		346	347
2.14%, 08/01/2035 *		1,786	1,847
2.16%, 08/01/2035 *		28	28
2.17%, 05/01/2035 *		998	1,033
2.41%, 09/01/2035 *		2,553	2,669
2.47%, 10/01/2035 *		28	29
2.60%, 12/01/2034 *		18	19
2.64%, 07/01/2032 *		8	8
2.70%, 01/01/2028 *		76	79
4.00%, 07/01/2024 - 10/01/2040		128,950	133,590
4.50%, 02/01/2013 - 03/25/2017		278	286
5.00%, 08/01/2020 - 01/01/2030		35,725	37,955
5.50%, 03/01/2016 - 05/01/2040		17,262	18,480
6.00%, 08/01/2037		7,000	7,532
6.22%, 08/01/2036 *		488	519
6.50%, 06/17/2038		3,700	4,003
Fannie Mae, TBA
4.00%		309,000	316,878
4.50%		244,000	254,064
5.50%		23,000	24,447
Freddie Mac
0.61%, 12/15/2029 *		80	80
1.59%, 10/25/2044 *		2,207	2,293
1.79%, 07/25/2044 *		1,133	1,133
2.52%, 09/01/2035 *		193	201
2.66%, 08/01/2023 *		85	88
3.06%, 09/01/2035 *		2,485	2,587
4.50%, 10/01/2013 - 06/15/2017		977	993
5.00%, 08/15/2016 - 05/15/2026		2,990	3,104
5.50%, 03/15/2017		172	177
6.50%, 07/25/2043		128	145
Ginnie Mae
6.50%, 06/20/2032		8	9
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012		5,700	6,033
Zero Coupon, 04/15/2014		3,900	4,961
Small Business Administration
4.50%, 02/01/2014		359	378

Total U.S. Government Agency Obligations (cost $819,422)			825,995

FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
Australia Government Bond
4.75%, 06/15/2016	AUD	45,300	43,437
6.00%, 02/15/2017	AUD	14,000	14,322
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2012 - 01/01/2017	BRL	65,704	36,113
Bundesrepublik Deutschland
5.63%, 01/04/2028	EUR	2,900	5,448
Canadian Government Bond
1.50%, 03/01/2012	CAD	45,100	43,946
Export-Import Bank of Korea
8.13%, 01/21/2014 ^		$13,100	15,376
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A		2,700	3,038
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		850	919
Republic of Brazil
10.25%, 01/10/2028 ^	BRL	2,050	1,353

Total Foreign Government Obligations (cost $152,576)			163,952

MORTGAGE-BACKED SECURITIES - 5.5%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
3.04%, 01/25/2036 *		$461	320
Series 2005-4, Class 1A1
3.11%, 08/25/2035 *		359	258
Series 2005-5, Class 2A1
2.89%, 09/25/2035 *		386	288
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.47%, 10/25/2046 *		5,157	2,624
Series 2006-5, Class A1
1.29%, 11/25/2046 *		983	473
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
2.03%, 09/25/2045 *		9	8
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		490	514
Banc of America Funding Corp.
Series 2005-D, Class A1
2.89%, 05/25/2035 *		223	221
Series 2006-J, Class 4A1
5.94%, 01/20/2047 *		265	195

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
3.31%, 01/25/2035 *	$1,177	$1,001
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.77%, 08/25/2033 *	2,055	1,996
Series 2003-8, Class 2A1
3.55%, 01/25/2034 *	117	116
Series 2003-8, Class 4A1
3.35%, 01/25/2034 *	238	228
Series 2003-9, Class 2A1
3.35%, 02/25/2034 *	293	249
Series 2004-10, Class 22A1
5.01%, 01/25/2035 *	517	520
Series 2005-2, Class A2
2.93%, 03/25/2035 *	929	890
Series 2005-5, Class A1
2.30%, 08/25/2035 *	219	210
Series 2005-5, Class A2
2.56%, 08/25/2035 *	653	617
Series 2005-7, Class 22A1
2.98%, 09/25/2035 *	813	614
Series 2006-6, Class 32A1
5.39%, 11/25/2036 *	1,231	762
Series 2006-7, Class 1A2
0.48%, 12/25/2046 *	71	2
Series 2006-8, Class 3A1
0.42%, 02/25/2034 *	1,038	797
Series 2006-R1, Class 2E21
4.81%, 08/25/2036 *	963	246
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
3.01%, 01/26/2036 *	787	544
Series 2007-R6, Class 2A1
5.49%, 12/26/2046 *	543	386
Chaseflex Trust
Series 2007-3, Class 1A2
0.72%, 07/25/2037 *	3,712	2,076
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.51%, 08/25/2035 *	1,108	1,041
Series 2005-6, Class A2
2.56%, 08/25/2035 *	827	769
Series 2007-10, Class 22AA
5.86%, 09/25/2037 *	5,463	3,994
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	871
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	432
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	22	23
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	429	443
Series 2005-14, Class 2A1
0.47%, 05/25/2035 *	460	292
Series 2005-56, Class 5A2
1.03%, 11/25/2035 *	1,024	570
Series 2005-59, Class 1A1
0.59%, 11/20/2035 *	12	7
Series 2005-62, Class 2A1
1.37%, 12/25/2035 *	8	5
Series 2005-81, Class A1
0.54%, 02/25/2037 *	2,320	1,327
Series 2006-OA1, Class 2A1
0.47%, 03/20/2046 *	1,860	1,049
Series 2006-OA17, Class 1A1A
0.45%, 12/20/2046 *	5,748	2,834
Series 2006-OA19, Class A1
0.44%, 02/20/2047 *	2,206	1,237
Series 2006-OA9, Class 2A1A
0.47%, 07/20/2046 *	15	7
Series 2007-HY4, Class 1A1
3.83%, 06/25/2037 *	4,353	2,704
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	698	703
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	952	954
Series 2005-R2, Class 1AF1
0.60%, 06/25/2035 - 144A *	1,786	1,519
Series 2002-30, Class M
3.31%, 10/19/2032 *	88	63
Series 2004-12, Class 11A1
2.98%, 08/25/2034 *	157	113
Series 2005-HY10, Class 5A1
5.42%, 02/20/2036 *	573	393
Series 2006-OA5, Class 2A2
0.56%, 04/25/2036 *	769	194
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.50%, 06/25/2033 *	1,036	999
Deutsche ALT-A Securities Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.99%, 08/25/2035 *	474	356
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
2.84%, 07/25/2033 *	1,026	1,001
Series 2005-AR3, Class 2A1
2.92%, 08/25/2035 *	169	162
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.46%, 12/25/2046 *	800	96
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
3.10%, 10/25/2033 *	374	319
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.35%, 03/06/2020 - 144A *	1,845	1,792
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.92%, 09/25/2035 *	1,035	989
Series 2006-AR1, Class 2A1
4.92%, 01/25/2036 *	14	11

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
3.05%, 07/19/2035 *	$702	$557
Series 2006-1, Class 2A1A
0.50%, 03/19/2036 *	3,216	1,866
Series 2006-5, Class 2A1A
0.44%, 07/19/2046 *	1,418	846
Series 2006-7, Class 2A1A
0.46%, 09/19/2046 *	793	453
Series 2007-1, Class 2A1A
0.39%, 04/19/2038 *	1,957	1,173
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.77%, 12/25/2034 *	104	78
Series 2006-AR12, Class A1
0.45%, 09/25/2046 *	928	533
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	220
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	525	530
Series 2007-A1, Class 5A5
3.28%, 07/25/2035 *	3,123	3,048
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045	4,700	4,972
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.46%, 10/25/2046 *	774	497
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.66%, 03/25/2036 *	410	134
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
2.01%, 10/25/2035 *	14,421	13,151
Series 2005-2, Class 2A
4.25%, 10/25/2035 *	485	415
Series 2005-2, Class 3A
1.26%, 10/25/2035 *	133	114
Series 2005-3, Class 4A
0.51%, 11/25/2035 *	95	79
Series 2005-A10, Class A
0.47%, 02/25/2036 *	443	344
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
6.08%, 06/11/2049 *	400	428
Series 2007-XLFA, Class A1
0.32%, 10/15/2020 - 144A *	1,780	1,644
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	947	950
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.66%, 10/25/2045 *	634	342
Series 2006-QO6, Class A1
0.44%, 06/25/2046 *	831	330
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.66%, 01/25/2046 *	834	398
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	24	24
Series 2005-SA4, Class 1A21
3.28%, 09/25/2035 *	1,145	841
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.44%, 06/12/2044 *	15,200	11,877
Sequoia Mortgage Trust
Series 10, Class 2A1
0.64%, 10/20/2027 *	97	88
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.65%, 01/25/2035 *	352	271
Series 2005-17, Class 3A1
2.71%, 08/25/2035 *	129	105
Series 2005-18, Class 3A1
2.94%, 09/25/2035 *	4,239	3,397
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.92%, 09/19/2032 *	68	60
Series 2005-AR5, Class A1
0.51%, 07/19/2035 *	160	105
Series 2005-AR5, Class A2
0.51%, 07/19/2035 *	171	147
Series 2005-AR5, Class A3
0.51%, 07/19/2035 *	329	303
Series 2005-AR8, Class A1A
0.54%, 02/25/2036 *	391	241
Series 2006-AR3, Class 12A1
0.48%, 05/25/2036 *	2,394	1,357
Series 2006-AR6, Class 2A1
0.45%, 07/25/2046 *	6,423	3,871
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.37%, 01/25/2037 *	211	194
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.35%, 09/15/2021 - 144A *	1,278	1,187
WaMu Mortgage Pass-Through Certificates
Series 2003-R1, Class X
3.25%, 12/25/2027 Ə * IO	4,478	246
Series 2002-AR2, Class A
3.00%, 02/27/2034 *	152	151
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	4,710	4,758
Series 2003-R1, Class A1
0.80%, 12/25/2027 *	5,539	4,982
Series 2004-AR1, Class A
2.79%, 03/25/2034 *	438	418
Series 2005-AR11, Class A1A
0.58%, 08/25/2045 *	266	224
Series 2006-AR10, Class 1A1
5.84%, 09/25/2036 *	2,282	1,829

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2006-AR17, Class 1A
1.19%, 12/25/2046 *	$1,123	$678
Series 2006-AR19, Class 1A1A
1.10%, 01/25/2047 *	315	202
Series 2006-AR3, Class A1A
1.37%, 02/25/2046 *	1,336	993
Series 2006-AR7, Class 3A
3.25%, 07/25/2046 *	2,537	1,774
Series 2006-AR7, Class C1B2
0.48%, 07/25/2046 *	510	116
Series 2006-AR9, Class 2A
3.25%, 08/25/2046 *	2,220	1,529
Series 2007-HY1, Class 1A1
5.50%, 02/25/2037 *	913	673
Series 2007-HY1, Class 4A1
5.24%, 02/25/2037 *	5,437	4,077
Series 2007-OA1, Class A1A
1.07%, 02/25/2047 *	6,442	3,784
Series 2007-OA3, Class 2A1A
1.13%, 04/25/2047 *	751	481
Series 2007-OA6, Class 1A
1.18%, 07/25/2047 *	1,046	649
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018 ^	383	390
Series 2004-CC, Class A1
4.90%, 01/25/2035 *	715	696
Series 2004-Z, Class 2A1
2.97%, 12/25/2034 *	833	810
Series 2006-AR10, Class 5A6
5.44%, 07/25/2036 *	16	13
Series 2006-AR4, Class 2A6
5.68%, 04/25/2036 *	688	261
Series 2006-AR8, Class 2A4
3.42%, 04/25/2036 *	1,927	1,830

Total Mortgage-Backed Securities (cost $144,001)		132,158

ASSET-BACKED SECURITIES — 1.6%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.84%, 07/25/2032 *	6	6
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.61%, 07/25/2035 *	132	118
Series 2006-HE1, Class A2A
0.32%, 01/25/2037 *	293	289
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.96%, 04/15/2014 - 144A *	1,065	1,044
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.92%, 10/25/2032 *	35	33
Series 2006-SD2, Class A2
0.46%, 06/25/2036 *	987	963
Series 2006-SD3, Class 21A1
3.50%, 07/25/2036 *	358	235
Series 2006-SD4, Class 1A1
3.50%, 10/25/2036 *	988	745
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.37%, 08/25/2036 *	91	84
Series 2006-WFH3, Class A2
0.36%, 10/25/2036 *	320	319
Series 2007-AHL1, Class A2A
0.30%, 12/25/2036 *	132	124
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A1
0.31%, 05/25/2047 *	8	8
Series 2006-24, Class 2A1
0.31%, 06/25/2047 *	619	608
Series 2006-25, Class 2A1
0.33%, 05/25/2028 *	225	219
Series 2006-SD1, Class A1
0.42%, 02/25/2036 - 144A *	42	42
Series 2007-5, Class 2A1
0.36%, 09/25/2047 *	966	939
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 11/18/2010 ^	7,200	7,242
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.32%, 01/25/2037 *	38	34
Gazprom Via Gaz Capital SA
Series 17
8.15%, 04/11/2018 - 144A	1,200	1,404
Series 2
8.63%, 04/28/2034	6,300	8,000
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.14%, 06/15/2020 - 144A *	3,950	4,982
Home Equity Asset Trust
Series 2002-1, Class A4
0.86%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.34%, 03/25/2037 *	219	207
Lehman XS Trust
Series 2006-4N, Class A1B1
0.43%, 04/25/2046 *	437	405
Series 2006-GP4, Class 2A2
0.49%, 08/25/2046 *	460	42
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.33%, 07/25/2037 *	10	10
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.31%, 12/25/2036 *	11	11
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.33%, 01/25/2047 *	840	736
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.52%, 06/25/2035 *	26	25
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
0.32%, 01/25/2037 *	131	130

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

ASSET-BACKED SECURITIES (continued)
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.30%, 01/25/2037 *		$592	$566
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023		319	346
Series 2004-20C, Class 1
4.34%, 03/01/2024		1,856	1,981
Series 2008-20L, Class 1
6.22%, 12/01/2028		3,672	4,172
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.55%, 01/25/2033 *		2	2
Series 2006-BC3, Class A2
0.31%, 10/25/2036 *		243	241
Series 2007-GEL1, Class A1
0.36%, 01/25/2037 - 144A *		1,051	748

Total Asset-Backed Securities (cost $36,214)			37,061

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.3%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030		4,400	3,432
Chicago Transit Authority — Class A
6.90%, 12/01/2040		11,100	12,103
Chicago Transit Authority — Class B
6.90%, 12/01/2040		7,300	7,884
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047		300	204
Los Angeles Department of Water & Power
5.00%, 07/01/2044		6,900	7,164
Los Angeles Unified School District -Series A-1, Class A
4.50%, 07/01/2022		2,155	2,304
New York City Municipal Water Finance Authority
5.75%, 06/15/2040		6,200	7,130
Palomar Community College District
4.75%, 05/01/2032		100	102
State of California
5.65%, 04/01/2039		14,400	15,501
7.55%, 04/01/2039		3,400	3,710
State of California — Build America Bonds
7.50%, 04/01/2034		1,100	1,212
State of Illinois
1.82%, 01/01/2011		7,300	7,312
2.77%, 01/01/2012		25,200	25,532
4.42%, 01/01/2015		2,400	2,518
Tobacco Securitization Authority
5.13%, 06/01/2046		3,100	2,101
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100	101
Tobacco Settlement Financing Corp. -Series 1A
5.00%, 06/01/2041		4,000	2,760
Tobacco Settlement Financing Corp. -Series A
7.47%, 06/01/2047		2,565	1,994

Total Municipal Government Obligations (cost $100,935)			103,064

PREFERRED CORPORATE DEBT SECURITIES - 1.7%
Commercial Banks - 1.7%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž ^		$2,000	$2,040
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		100	130
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž		16,500	18,314
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		1,910	2,483
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž		7,000	5,198
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		12,700	13,367

Total Preferred Corporate Debt Securities (cost $40,510)			41,532

CORPORATE DEBT SECURITIES - 17.7%
Capital Markets - 2.8%
Deutsche Bank AG
5.38%, 10/12/2012		19,206	20,901
Goldman Sachs Group, Inc.
1.20%, 02/04/2013 *	EUR	800	1,056
1.20%, 11/15/2014 *	EUR	900	1,144
6.25%, 09/01/2017 ^		$5,000	5,604
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ		4,800	1,038
5.63%, 01/24/2013 Џ		9,800	2,254
6.88%, 05/02/2018 Џ		1,200	282
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ			4,000
Morgan Stanley
1.01%, 10/15/2015 *		1,100	1,009
6.63%, 04/01/2018		13,900	15,410
UBS AG
1.44%, 02/23/2012 *		5,500	5,538
4.88%, 08/04/2020		11,800	12,442
Commercial Banks - 4.4%
Abbey National Treasury Services PLC
3.88%, 11/10/2014 - 144A		1,100	1,126
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		11,800	13,114
Barclays Bank PLC
5.45%, 09/12/2012 ^		900	975
6.05%, 12/04/2017 - 144A		6,000	6,507
10.18%, 06/12/2021 - 144A		5,520	7,361
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A		35,800	36,710
Fortis Bank Nederland Holding NV
1.25%, 06/10/2011 *	EUR	3,200	4,356
Lloyds TSB Bank PLC
1.03%, 06/09/2011 *	EUR	2,500	3,411
4.38%, 01/12/2015 - 144A		$14,000	14,338
5.80%, 01/13/2020 - 144A		2,200	2,305
Stadshypotek AB
1.45%, 09/30/2013 - 144A §		16,700	16,755
Consumer Finance - 1.5%
American Express Credit Corp.
0.41%, 10/04/2010 *		700	700
0.44%, 12/02/2010 *		700	700
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

Consumer Finance (continued)
American Express Credit Corp. — Series C
5.88%, 05/02/2013		$15,900	$17,500
Capital One Financial Corp.
6.75%, 09/15/2017		3,400	4,086
HSBC Finance Corp.
5.90%, 06/19/2012 ^		7,100	7,546
6.75%, 05/15/2011 ^		500	518
SLM Corp.
0.73%, 10/25/2011 *		2,000	1,908
0.80%, 01/27/2014 *		800	691
5.13%, 08/27/2012 ^		1,000	1,011
Diversified Financial Services - 5.6%
Ally Financial, Inc.
6.63%, 05/15/2012 ^		2,600	2,677
7.00%, 02/01/2012 ^		2,800	2,898
7.25%, 03/02/2011 ^		700	711
Bank of America Corp.
5.65%, 05/01/2018 ^		7,900	8,370
7.63%, 06/01/2019 ^		15,000	17,789
Bear Stearns Cos., LLC
5.70%, 11/15/2014		4,400	4,961
6.40%, 10/02/2017		2,200	2,562
6.95%, 08/10/2012 ^		4,400	4,864
7.25%, 02/01/2018		1,500	1,827
Citigroup, Inc.
2.38%, 08/13/2013 * ^		14,200	14,300
5.38%, 08/09/2020 ^		5,500	5,690
5.88%, 05/29/2037		1,100	1,095
El Paso Performance-Linked Trust
7.75%, 07/15/2011 - 144A		2,100	2,174
Fiat Finance & Trade SA
9.00%, 07/30/2012 - Reg S	EUR	4,400	6,495
Ford Motor Credit Co., LLC
7.00%, 10/01/2013 ^		$800	858
General Electric Capital Corp.
0.59%, 03/20/2013 - 06/20/2014 *		16,220	15,447
5.88%, 01/14/2038		3,700	3,758
6.50%, 09/15/2067 - 144A *	GBP	2,200	3,175
General Electric Capital Corp. — Series A
6.88%, 01/10/2039		$300	345
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A		4,000	4,280
7.13%, 09/01/2018 - 144A		13,200	14,223
JPMorgan Chase & Co.
6.30%, 04/23/2019		3,000	3,477
JPMorgan Chase Bank NA
6.00%, 10/01/2017 ^		2,200	2,497
Merrill Lynch & Co., Inc.
1.16%, 01/31/2014 *	EUR	2,100	2,693
6.05%, 08/15/2012		$400	429
6.88%, 04/25/2018 ^		7,200	8,076
Petroleum Export, Ltd.
5.27%, 06/15/2011 - 144A		195	195
Diversified Telecommunication Services - 0.8%
British Telecommunications PLC
9.38%, 12/15/2010		7,521	7,640
KT Corp.
4.88%, 07/15/2015 - 144A		900	973
Sprint Capital Corp.
7.63%, 01/30/2011		9,300	9,452

Electric Utilities - 0.1%
Progress Energy, Inc.
6.85%, 04/15/2012 ^		440	477
7.10%, 03/01/2011		282	289
PSEG Power LLC
6.95%, 06/01/2012 ^		921	1,009
Energy Equipment & Services - 0.2%
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A		4,100	4,448
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 ^		3,900	4,159
Health Care Providers & Services - 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016 ^		600	650
Insurance - 0.7%
American International Group, Inc.
8.18%, 05/15/2058 * ^		200	200
8.25%, 08/15/2018 ^		12,300	14,330
Principal Life Income Funding Trusts
5.30%, 04/24/2013 ^		1,000	1,082
Metals & Mining - 0.1%
Gerdau Trade, Inc.
5.75%, 01/30/2021 - 144A		3,100	3,131
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp.
7.75%, 01/15/2032		425	441
7.80%, 08/01/2031		125	130
Kerr-McGee Corp.
6.88%, 09/15/2011 ^		2,500	2,599
Sonat, Inc.
7.63%, 07/15/2011		1,000	1,037
Paper & Forest Products - 0.2%
Weyerhaeuser Co.
6.75%, 03/15/2012		3,000	3,164
Road & Rail - 0.0% ∞
Norfolk Southern Corp.
6.75%, 02/15/2011 ^		550	561
Tobacco - 0.9%
Altria Group, Inc.
4.13%, 09/11/2015 ^		1,300	1,394
9.25%, 08/06/2019 ^		13,000	17,427
9.70%, 11/10/2018		1,200	1,624
Reynolds American, Inc.
7.63%, 06/01/2016		800	938
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011		560	597

Total Corporate Debt Securities (cost $410,781)			421,914

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co. 7.50%	2,900	$2,917
Insurance - 0.0% ∞
American International Group, Inc. 8.50%	63,900	549

Total Convertible Preferred Stocks (cost $7,483)		3,466

PREFERRED STOCKS - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 2.78% - 144A * §	380	2,933
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 8.25% ‡ *	65,000	28

Total Preferred Stocks (cost $5,667)		2,961

		Principal	Value

LOAN ASSIGNMENTS - 0.5%
Air Freight & Logistics - 0.1%
Delos Aircraft, Inc.
7.00%, 03/17/2016 *		$2,500	2,531
Diversified Financial Services - 0.2%
International Lease Finance Co.
6.75%, 03/17/2015 *		3,300	3,348
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co., LLC
3.76%, 10/10/2014 *		3,890	3,008
Health Care Providers & Services - 0.1%
HCA, Inc.
2.54%, 11/18/2013 *		2,951	2,838

Total Loan Assignments (cost $12,175)			11,725

CONVERTIBLE BOND - 0.4%
Energy Equipment & Services - 0.4%
Transocean, Inc.
1.63%, 12/15/2037 ^		10,700	10,620
Total Convertible Bond (cost $10,647)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.6%
Freddie Mac
0.09%, 10/13/2010 ▲		27,000	26,998
U.S. Treasury Bill
0.12%, 10/07/2010 ▲		23,400	23,400
0.13%, 01/06/2011 ▲		670	670
0.13%, 12/09/2010 ▲		13,100	13,095
0.14%, 10/28/2010 ▲ (c)		93,900	93,890

Total Short-Term U.S. Government Obligations (cost $158,053)			158,053

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 2.0%
Japan Treasury Discount Bill
0.14%, 10/18/2010 ▲	JPY	4,070,000	48,752
Total Short-Term Foreign Government Obligation (cost $46,005)

	Shares	Value

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	64,452,576	$64,453
Total Securities Lending Collateral (cost $64,453)

	Principal	Value

REPURCHASE AGREEMENTS - 17.0%
Bank of America NA
0.18% ▲, dated 09/30/2010, to be repurchased at $115,501 on 10/01/2010. Collateralized by a U.S. Government Obligation, 4.00%, due 08/15/2018, and with a value of $117,851.	$115,500	115,500
Bank of America NA
0.17% ▲, dated 09/27/2010, to be repurchased at $98,903 on 10/04/2010. Collateralized by a U.S. Government Obligation, 0.63%, due 06/30/2012, and with a value of $100,910.	98,900	98,900
Morgan Stanley & Co.
0.20% ▲, dated 09/30/2010, to be repurchased at $191,701 on 10/01/2010. Collateralized by a U.S. Government Obligation, 0.75%, due 05/31/2012, and with a value of $195,546.	191,700	191,700

Total Repurchase Agreements (cost $406,100)		406,100

Total Investment Securities (cost $2,996,935) #		3,048,505
Other Assets and Liabilities — Net		(661,127)

Net Assets		$2,387,378

	Principal	Value

SECURITIES SOLD SHORT — (0.6%)
Fannie Mae, TBA (d)
5.00%	$(13,000)	$(13,683)
Total Securities Sold Short (proceeds $13,792)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.0%)∞
Put Options — (0.0%)∞
Euro Futures	(63)	(2)
Put Strike $99.50
Expires 12/13/2010
Call Options — (0.0%)∞
Euro Futures	(63)	(11)
Call Strike $99.50
Expires 12/13/2010

Total Written Options (Premiums: $14)		(13)

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS:

	Floating	Pay/Receive	Exercise	Expiration	Notional
Description	Rate Index	Floating Rate	Rate	Date	Amount	Premiums	Value

Call — Interest Rate Swap, European Style	5-Year CDX.0 IG14 MYC	Receive	$0.90	11/17/2010	$(27,500)	$(34)	$(35)
Call — Interest Rate Swap, European Style	Itraxx.OC 0.9 Euro	Receive	0.90	12/15/2010	(26,900)	(67)	(68)
Call — Interest Rate Swap, European Style	5-Year CDX.OIC 14 UAG	Receive	0.90	12/15/2010	(8,800)	(17)	(15)
Call — Interest Rate Swap, European Style	5-Year Itraxx.O Euro 14 MYC	Receive	0.90	03/16/2011	(34,000)	(105)	(125)
Call — Interest Rate Swap, European Style	5-Year CDX.0 IG14 MYC	Receive	0.90	03/16/2011	(20,200)	(44)	(58)
Call — Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.60	10/29/2010	(116,800)	(243)	(620)
Call — Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.60	10/29/2010	(24,500)	(64)	(130)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	10/29/2010	(14,100)	(94)	(830)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(58,500)	(351)	(3,310)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(35,800)	(200)	(2,026)
Call — Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.25	01/24/2011	(11,000)	(61)	(623)
Put — Interest Rate Swap, European Style	5-Year CDX.0 IG14 MYC	Pay	1.50	11/17/2010	(27,500)	(30)	(17)
Put — Interest Rate Swap, European Style	5-Year CDX.OP 1.5 UAG	Pay	1.50	12/15/2010	(8,800)	(18)	(11)
Put — Interest Rate Swap, European Style	5-Year CDX.0 IG14 MYC	Pay	1.50	03/16/2011	(20,200)	(111)	(96)
Put — Interest Rate Swap, European Style	Itraxx.OP 1.6 Euro	Pay	1.60	12/15/2010	(26,900)	(67)	(60)
Put — Interest Rate Swap, European Style	5-Year Itraxx.O Euro 14 MYC	Pay	1.60	03/16/2011	(34,000)	(274)	(278)
Put — Interest Rate Swap, European Style	5-Year CDX.0 IG14 MYC	Pay	1.70	03/16/2011	(1,300)	(6)	(5)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	2.10	10/29/2010	(116,800)	(653)	(6)
Put — Interest Rate Swap, European Style	5-Year IRO USD	Pay	2.10	10/29/2010	(24,500)	(119)	(1)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(95,100)	(756)	(626)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(6,100)	(39)	(40)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(5,500)	(37)	(36)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(25,400)	(249)	(169)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(23,800)	(247)	(158)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(35,300)	(318)	(186)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(31,200)	(354)	(165)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(4,500)	(43)	(24)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	10/29/2010	(14,100)	(113)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(58,500)	(607)	(3)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	5.00	01/24/2011	(11,000)	(89)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,200)	(8)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(500)	(3)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(22,700)	(139)	(1)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,300)	(16)	(♦ )

						$(5,576)	$(9,723)

SWAP AGREEMENTS: (b)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
				Credit
				Spread				Unrealized
	Fixed Deal	Maturity		(BPS) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	09/30/2010 (3)	Amount (4)	Value	Paid	(Depreciation)

BFC Genesee, Ltd., 1.93%, 01/01/2041 §	2.25%	01/10/2041	CBK	97.71	$2,460	$2,405	$—	$2,405
Capital One Financial Corp., 6.25%, 11/15/2013	1.00	09/20/2017	DUB	120.06	3,400	26	45	(19)
CDX.NA.HY.14 5 Year Index §	5.00	06/20/2015	DUB	556.42	6,600	99	469	(370)
CDX.NA.HY.14 5 Year Index §	5.00	06/20/2015	CBK	556.42	11,000	166	833	(667)
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 §	2.22	01/06/2046	FBF	93.20	2,500	2,396	—	2,396
Transocean, Inc., 7.38%, 04/15/2018	1.00	03/20/2011	GST	844.03	8,800	(6)	100	(106)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2011	BRC	776.99	1,900	(1)	8	(9)

						$5,085	$1,455	$3,630

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): (b)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied
				Credit
				Spread			Premiums
	Fixed Deal	Maturity		(BPS) at	Notional	Market	Paid	Unrealized
Reference Obligation	Receive Rate	Date	Counterparty	09/30/2010 (3)	Amount (4)	Value	(Received)	(Depreciation)

Altria Group, Inc., 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	148.20	$13,000	$(26)	$—	$(26)
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00	03/20/2011	DUB	111.21	2,400	1	2	(1)
Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00	03/20/2012	BRC	133.98	2,100	(5)	(1)	(4)
Reynolds American Inc., 7.63%, 06/1/2016	1.28	06/20/2017	GST	206.94	2,100	(32)	—	(32)
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	38.56	410	(11)	—	(11)

						$(73)	$1	$(74)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

							Premiums
	Fixed Deal	Maturity		Currency	Notional	Market	Paid	Unrealized
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount (4)	Value (5)	(Received)	Appreciation

Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	$13,400	$231	$—	$231
CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

							Premiums
	Fixed Deal	Maturity			Notional	Market	Paid	Unrealized
Reference Obligation	Pay Rate	Date	Counterparty	Currency Code	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	—	$9,600	$(1,131)	$—	$(1,131)
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

		Maturity		Currency	Notional	Market	Premiums	Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid	(Depreciation)

BRL-CDI §	11.89%	01/02/2013	HUS	BRL	$55,300	$332	$361	$(29)
INTEREST RATE SWAP AGREEMENTS — PAYABLE:

							Premiums	Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

BRL-CDI	11.02%	01/02/2012	UAG	BRL	$13,000	$94	$—	$94
BRL-CDI	11.67	01/02/2012	MYC	BRL	14,500	249	68	181
BRL-CDI	11.91	01/02/2013	BRL	BRL	13,600	73	61	12
BRL-CDI	11.98	01/02/2013	MYC	BRL	61,800	425	485	(60)
BRL-CDI	11.96	01/02/2014	GLM	BRL	143,800	843	(101)	944
BRL-CDI	1.00	01/02/2014	BRL	BRL	38,200	81	107	(26)
BRL-CDI	12.12	01/02/2014	HUS	BRL	41,100	350	86	264
BRL-CDI	11.99	01/02/2014	GLM	BRL	11,000	68	3	65

						$2,183	$709	$1,474

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

3-month EURIBOR	Long	26	06/13/2011	$42
German Euro BOBL	Long	2	12/08/2010	(1)
German Euro BUND	Long	160	12/08/2010	220

				$261

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
			Dollars Bought	Appreciation
Currency	Bought (Sold)	Settlement Date	(Sold)	(Depreciation)

Australian Dollar	(14,899)	10/29/2010	$(13,797)	$(551)
Australian Dollar	(24,517)	10/29/2010	(21,783)	(1,828)
Australian Dollar	(21,741)	10/29/2010	(19,299)	(1,639)
Brazilian Real	(47,078)	10/04/2010	(26,176)	(1,625)
Brazilian Real	(9,497)	10/04/2010	(5,278)	(330)
Brazilian Real	56,576	10/04/2010	31,946	1,464
Brazilian Real	(56,576)	12/02/2010	(31,526)	(1,486)
Canadian Dollar	(44,546)	11/18/2010	(43,513)	265
Chinese Yuan Renminbi	41,218	11/17/2010	6,215	(51)
Chinese Yuan Renminbi	(10,365)	11/17/2010	(1,547)	(4)
Chinese Yuan Renminbi	(12,094)	11/17/2010	(1,800)	(8)
Chinese Yuan Renminbi	(8,509)	11/17/2010	(1,271)	(2)
Chinese Yuan Renminbi	(10,250)	11/17/2010	(1,526)	(6)
Chinese Yuan Renminbi	(32,008)	11/23/2010	(4,778)	(10)
Chinese Yuan Renminbi	(27,694)	11/23/2010	(4,124)	(19)
Chinese Yuan Renminbi	36,245	11/23/2010	5,452	(31)
Chinese Yuan Renminbi	(26,387)	11/23/2010	(3,930)	(17)
Chinese Yuan Renminbi	36,245	11/23/2010	5,453	(32)
Chinese Yuan Renminbi	(26,735)	11/23/2010	(3,980)	(19)
Chinese Yuan Renminbi	(20,245)	11/23/2010	(3,011)	(18)
Chinese Yuan Renminbi	(25,278)	11/23/2010	(3,763)	(18)
Chinese Yuan Renminbi	113,291	11/23/2010	17,041	(96)
Chinese Yuan Renminbi	(26,262)	11/23/2010	(3,911)	(17)
Chinese Yuan Renminbi	(1,173)	11/23/2010	(177)	1
Chinese Yuan Renminbi	49,946	01/10/2011	7,477	4
Chinese Yuan Renminbi	33,160	04/07/2011	5,000	(20)
Chinese Yuan Renminbi	6,595	04/28/2011	997	(6)
Chinese Yuan Renminbi	5,483	04/28/2011	829	(5)
Chinese Yuan Renminbi	6,499	09/14/2011	978	3
Chinese Yuan Renminbi	8,180	09/14/2011	1,232	3
Chinese Yuan Renminbi	5,085	09/14/2011	767	1
Chinese Yuan Renminbi	12,193	09/14/2011	1,839	2
Chinese Yuan Renminbi	22,724	11/04/2011	3,559	(122)
Chinese Yuan Renminbi	16,939	11/15/2011	2,558	4
Chinese Yuan Renminbi	9,826	02/13/2012	1,526	(36)
Chinese Yuan Renminbi	30,727	02/13/2012	4,778	(118)
Chinese Yuan Renminbi	8,509	02/13/2012	1,324	(34)
Chinese Yuan Renminbi	10,365	02/13/2012	1,611	(39)
Chinese Yuan Renminbi	20,245	02/13/2012	3,144	(73)
Chinese Yuan Renminbi	25,334	02/13/2012	3,930	(87)
Chinese Yuan Renminbi	25,199	02/13/2012	3,911	(89)
Chinese Yuan Renminbi	11,604	02/13/2012	1,800	(40)
Chinese Yuan Renminbi	25,646	02/13/2012	3,980	(91)
Chinese Yuan Renminbi	24,245	02/13/2012	3,763	(86)
Chinese Yuan Renminbi	26,589	02/13/2012	4,124	(91)
Danish Krone	3,240	11/04/2010	569	24
Euro	6,934	11/23/2010	8,828	620
Euro	391	11/23/2010	522	11
Euro	(38,397)	11/23/2010	(49,172)	(3,148)
Euro	(261)	11/23/2010	(336)	(20)
Euro	102	11/23/2010	133	6
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

				Net Unrealized
				Appreciation
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	(Depreciation)

Indian Rupee	216,293	01/12/2011	$4,601	$130
Indian Rupee	41,201	01/12/2011	877	24
Indian Rupee	74,087	01/12/2011	1,577	44
Japanese Yen	(86,788)	10/04/2010	(1,018)	(22)
Japanese Yen	177,029	10/04/2010	2,117	4
Japanese Yen	(90,241)	10/04/2010	(1,059)	(22)
Japanese Yen	(4,069,999)	10/18/2010	(45,992)	(2,769)
Japanese Yen	(508,349)	11/01/2010	(6,040)	(51)
Japanese Yen	(177,029)	12/06/2010	(2,118)	(4)
Malaysian Ringgit	6	10/12/2010	2	♦
Malaysian Ringgit	34	10/12/2010	10	1
Malaysian Ringgit	4	10/12/2010	1	♦
Malaysian Ringgit	(20)	10/12/2010	(6)	♦
Malaysian Ringgit	22	10/12/2010	6	1
Malaysian Ringgit	51	10/12/2010	15	2
Malaysian Ringgit	20	02/07/2011	6	♦
New Zealand Dollar	(391)	10/29/2010	(283)	(3)
Pound Sterling	(12,214)	12/20/2010	(19,027)	(149)
Republic of Korea Won	(1,670,888)	11/12/2010	(1,411)	(57)
Republic of Korea Won	(1,633,099)	11/12/2010	(1,381)	(53)
Republic of Korea Won	(1,380,258)	11/12/2010	(1,171)	(41)
Republic of Korea Won	955,390	11/12/2010	809	30
Republic of Korea Won	837,072	11/12/2010	720	15
Republic of Korea Won	471,280	11/12/2010	400	14
Republic of Korea Won	104,715	11/12/2010	90	2
Republic of Korea Won	1,646,073	11/12/2010	1,430	16
Republic of Korea Won	9,296	11/12/2010	8	♦
Republic of Korea Won	93,520	11/12/2010	80	2
Republic of Korea Won	877,572	11/12/2010	760	11
Republic of Korea Won	1,615,508	11/12/2010	1,410	9
Republic of Korea Won	3,226,360	11/12/2010	2,650	184
Republic of Korea Won	417,240	11/12/2010	360	7
Republic of Korea Won	140,304	11/12/2010	120	3
Republic of Korea Won	432,086	11/12/2010	370	10
Republic of Korea Won	888,630	11/12/2010	760	21
Republic of Korea Won	889,086	11/12/2010	760	21
Republic of Korea Won	470,560	11/12/2010	400	13
Republic of Korea Won	859,806	11/12/2010	740	15
Republic of Korea Won	864,024	11/12/2010	740	19
Republic of Korea Won	7,084,601	11/12/2010	5,888	335
Republic of Korea Won	11,629	11/12/2010	10	♦
Republic of Korea Won	3,849,361	11/12/2010	3,122	259
Republic of Korea Won	(1,630,833)	11/12/2010	(1,378)	(54)
Republic of Korea Won	434,010	11/12/2010	370	11
Republic of Korea Won	(1,380,024)	11/12/2010	(1,171)	(41)
Republic of Korea Won	4,849,001	11/12/2010	4,273	(13)
Republic of Korea Won	3,341,491	11/12/2010	2,814	121
Singapore Dollar	15,698	11/12/2010	11,915	21
Singapore Dollar	(104)	03/09/2011	(77)	(2)
Taiwan Dollar	76,792	01/14/2011	2,444	19
Taiwan Dollar	49,886	01/14/2011	1,580	20
Taiwan Dollar	19,019	01/14/2011	604	6
Taiwan Dollar	62,461	01/14/2011	2,019	(16)
Taiwan Dollar	41,588	01/14/2011	1,312	22

				$(11,390)

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $63,147.

♦	Amount rounds to less than $1 or $(1).

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $246, or 0.01% of the fund’s net assets.

Г	Contract amounts are not in thousands.

§	Illiquid. At 09/30/2010, illiquid investment securities aggregated $19,688, or 0.82%, and illiquid derivatives aggregated to $5,398, or 0.23% of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $2,996,935. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $100,405 and $48,835, respectively. Net unrealized appreciation for tax purposes is $51,570.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	A portion of this security, in the amount of $563, and cash in the amount of $20 has been segregated with broker as collateral for open futures contracts.

(b)	Cash, in the amount of $6,320, has been segregated as collateral with the custodian to cover margin requirements for open swap contracts.

(c)	U.S. Government Obligations, in the amount of $2,006, and a Short-Term U.S. Government Obligation, in the amount of $4,990, has been segregated with the broker as collateral to cover margin requirements for open swap contracts.

(d)	Cash, in the amount of $1,900, has been segregated as collateral with the custodian to cover margin requirements for open short TBA transactions.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $177,641, or 7.44%, of the fund’s net assets.
AUD	Australian Dollar
BPS	Basis Point
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

CDO	Collateralized Debt Obligation
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
GST	Goldman Sachs Trust
HUS	HSBC Bank USA
IO	Interest Only
JPY	Japanese Yen
MYC	Morgan Stanley Capital Services
TBA	To Be Announced
UAG	UBS AG
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$37,061	$—	$37,061
Convertible Bonds	—	10,620	—	10,620
Convertible Preferred Stocks	3,466	—	—	3,466
Corporate Debt Securities	—	421,914	—	421,914
Foreign Government Obligations	—	163,952	—	163,952
Loan Assignments	—	11,725	—	11,725
Mortgage-Backed Securities	—	131,912	246	132,158
Municipal Government Obligations	—	103,064	—	103,064
Preferred Corporate Debt Securities	—	41,532	—	41,532
Preferred Stocks	2,961	—	—	2,961
Repurchase Agreements	—	406,100	—	406,100
Securities Lending Collateral	64,453	—	—	64,453
Short-Term Foreign Government Obligations	—	48,752	—	48,752
Short-Term U.S. Government Obligations	—	158,053	—	158,053
U.S. Government Agency Obligations	—	825,995	—	825,995
U.S. Government Obligations	—	616,699	—	616,699

Total	$70,880	$2,977,379	$246	$3,048,505

Securities Sold Short	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$(13,683)	$—	$(13,683)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Options	$—	$(13)	$—	$(13)
Written Swaptions	—	(9,723)	—	(9,723)

Total	$—	$(9,736)	$—	$(9,736)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Credit Default Swap — Appreciation	$—	$5,032	$—	$5,032
Credit Default Swap — Depreciation	—	(2,376)	—	(2,376)
Forward Foreign Currency Contracts — Appreciation	—	3,820	—	3,820
Forward Foreign Currency Contracts — Depreciation	—	(15,210)	—	(15,210)
Futures Contracts — Appreciation	262	—	—	262
Futures Contracts — Depreciation	(1)	—	—	(1)
Interest Rate Swap — Appreciation	—	1,560	—	1,560
Interest Rate Swap — Depreciation	—	(115)	—	(115)

Total	$261	$(7,289)	$—	$(7,028)
Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	09/30/2010

Mortgage-Backed Securities	$—	$ ♦	$—	$—	$246	$—	$246

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica ProFund UltraBear VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 67.6%
Capital Markets - 67.6%
SSC Government Money Market Fund	4,313,424	$4,313
SSgA Money Market Fund	4,313,424	4,313
SSgA Prime Money Market Fund	4,313,424	4,313
State Street Institutional Liquid Reserves Fund	4,313,424	4,313

Total Investment Companies (cost $17,252)		17,252

	Principal	Value

REPURCHASE AGREEMENT - 12.2%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $3,105 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,169.	$3,105	3,105
Total Repurchase Agreement (cost $3,105)

Total Investment Securities (cost $20,357) #		20,357
Other Assets and Liabilities — Net		5,160

Net Assets		$25,517

FUTURES CONTRACTS: ∞
				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Depreciation

S&P 500 E-Mini Index	Short	(907)	12/17/2010	$(1,901)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $20,357.

Г	Contract amounts are not in thousands.

∞	Cash in the amount of $4,898 has been segregated with the broker to cover margin requirements for open future contracts.

DEFINITIONS:

SSC	State Street Corporation

SSgA	State Street Global Advisors
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$17,252	$—	$—	$17,252
Repurchase Agreement	—	3,105	—	3,105

Total	$17,252	$3,105	$—	$20,357

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts — Depreciation	$(1,901)	—	—	$(1,901)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ
Page1

Transamerica Small/Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.3%
Aerospace & Defense - 2.0%
Hexcel Corp. ‡^	292,715	$5,207
Airlines - 2.4%
Continental Airlines, Inc. — Class B ‡^	248,415	6,171
Biotechnology - 2.2%
Martek Biosciences Corp. ‡^	246,925	5,588
Capital Markets - 3.7%
Cohen & Steers, Inc. ^	194,245	4,215
Raymond James Financial, Inc. ^	205,000	5,193
Chemicals - 2.4%
Intrepid Potash, Inc. ‡^	232,540	6,062
Commercial Banks - 7.7%
City National Corp. ^	134,550	7,141
Marshall & Ilsley Corp. ^	752,270	5,296
PrivateBancorp, Inc. — Class A ^	308,200	3,510
SVB Financial Group ‡^	90,100	3,813
Commercial Services & Supplies - 1.4%
Steelcase, Inc. — Class A ^	434,800	3,622
Communications Equipment - 4.4%
Brocade Communications Systems, Inc. ‡^	636,320	3,716
CommScope, Inc. ‡	164,460	3,904
Emulex Corp. ‡^	370,000	3,863
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV — NY Shares ‡	241,758	5,911
Diversified Consumer Services - 3.9%
Sotheby’s	264,260	9,730
Electric Utilities - 1.6%
Hawaiian Electric Industries, Inc. ^	187,205	4,220
Energy Equipment & Services - 3.4%
Oceaneering International, Inc. ‡^	79,000	4,255
Oil States International, Inc. ‡	96,915	4,511
Health Care Equipment & Supplies - 4.9%
Cooper Cos., Inc. ^	153,600	7,100
Hologic, Inc. ‡^	345,595	5,533
Household Durables - 2.1%
Tupperware Brands Corp. ^	119,835	5,484
Insurance - 3.0%
HCC Insurance Holdings, Inc. ^	291,685	7,610
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. ‡^	153,495	5,088
Machinery - 8.7%
AGCO Corp. ‡^	153,000	5,969
Navistar International Corp. ‡^	105,165	4,589
Titan International, Inc. ^	398,770	5,411
Watts Water Technologies, Inc. — Class A ^	180,415	6,143
Marine - 1.9%
Kirby Corp. ‡^	119,180	4,774
Media - 2.4%
Lamar Advertising Co. — Class A ‡^	195,015	6,205
Metals & Mining - 5.9%
Carpenter Technology Corp.	159,100	5,363
Globe Specialty Metals, Inc. ‡^	426,630	5,991
Thompson Creek Metals Co., Inc. ‡^	369,115	3,979
Multiline Retail - 2.2%
Saks, Inc. ‡^	663,000	5,702
Real Estate Investment Trusts - 9.5%
BioMed Realty Trust, Inc. ^	255,000	4,570
Capstead Mortgage Corp. ^	292,735	3,182
Douglas Emmett, Inc. ^	314,608	5,509
Dupont Fabros Technology, Inc. ^	188,780	4,748
Omega Healthcare Investors, Inc. ^	295,718	6,638
Real Estate Management & Development - 3.1%
Jones Lang Lasalle, Inc. ^	92,330	7,965
Road & Rail - 3.8%
Kansas City Southern ‡^	163,470	6,115
Ryder System, Inc. ^	86,735	3,710
Software - 2.6%
Aspen Technology, Inc. ‡^	377,695	3,916
THQ, Inc. ‡^	665,815	2,677
Specialty Retail - 1.6%
Office Depot, Inc. ‡	865,000	3,979
Textiles, Apparel & Luxury Goods - 1.4%
Signet Jewelers, Ltd. ‡^	116,280	3,691
Trading Companies & Distributors - 4.8%
Beacon Roofing Supply, Inc. ‡^	274,480	3,999
United Rentals, Inc. ‡^	301,000	4,467
WESCO International, Inc. ‡^	98,390	3,866
Water Utilities - 2.0%
Aqua America, Inc. ^	240,980	4,916

Total Common Stocks (cost $210,330)		254,817

SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	64,831,081	64,831
Total Securities Lending Collateral (cost $64,831)

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $702 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $717.	$702	702
Total Repurchase Agreement (cost $702)

Total Investment Securities (cost $275,863) #		320,350
Other Assets and Liabilities — Net		(63,793)

Net Assets		$256,557

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Small/Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $63,079.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $275,863. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,640 and $7,153, respectively. Net unrealized appreciation for tax purposes is $44,487.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$248,906	$5,911	$—	$254,817
Repurchase Agreement	—	702	—	702
Securities Lending Collateral	64,831	—	—	64,831

Total	$313,737	$6,613	$—	$320,350

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 98.8%
Aerospace & Defense — 1.8%
Esterline Technologies Corp. ‡	9,100	$521
GenCorp, Inc. ‡ ^	41,100	202
HEICO Corp. — Class A	9,025	307
Hexcel Corp. ‡ ^	24,700	439
TASER International, Inc. ‡	30,200	117
Transdigm Group, Inc.	14,000	870
Triumph Group, Inc.	4,100	306
Air Freight & Logistics — 0.8%
Hub Group, Inc. — Class A ‡	21,000	614
UTI Worldwide, Inc.	42,200	679
Airlines — 0.9%
Allegiant Travel Co. — Class A	10,300	436
United Continental Holdings, Inc. ‡	41,400	978
Auto Components — 1.1%
Gentex Corp.	13,700	267
Tenneco, Inc. ‡	19,400	562
TRW Automotive Holdings Corp. ‡ ^	22,000	915
Beverages — 0.5%
Boston Beer Co., Inc. — Class A ‡	10,600	709
Biotechnology — 5.8%
Acorda Therapeutics, Inc. ‡	9,300	307
Alexion Pharmaceuticals, Inc. ‡	17,500	1,125
Alkermes, Inc. ‡ ^	31,100	456
Allos Therapeutics, Inc. ‡ ^	9,300	44
Alnylam Pharmaceuticals, Inc. ‡	7,700	95
Arqule, Inc. ‡	15,700	81
Array Biopharma, Inc. ‡	10,900	35
BioMarin Pharmaceutical, Inc. ‡ ^	25,000	559
Cepheid, Inc. ‡ ^	14,700	275
Cubist Pharmaceuticals, Inc. ‡	14,100	330
Human Genome Sciences, Inc. ‡ ^	40,900	1,217
Idenix Pharmaceuticals, Inc. ‡	37,800	117
Incyte Corp., Ltd. ‡ ^	79,700	1,273
InterMune, Inc. ‡	11,800	161
Lexicon Pharmaceuticals, Inc. ‡	39,800	64
Momenta Pharmaceuticals, Inc. ‡	8,500	128
Onyx Pharmaceuticals, Inc. ‡	13,300	351
Pharmasset, Inc. ‡ ^	8,200	242
Regeneron Pharmaceuticals, Inc. ‡ ^	22,400	614
Rigel Pharmaceuticals, Inc. ‡ ^	2,800	24
Savient Pharmaceuticals, Inc. ‡	7,800	178
Seattle Genetics, Inc. ‡	19,200	298
Senomyx, Inc. ‡	21,800	87
Theravance, Inc. ‡	15,500	312
United Therapeutics Corp. ‡	11,800	661
Capital Markets — 1.2%
Affiliated Managers Group, Inc. ‡ ^	11,800	920
Cohen & Steers, Inc.	4,100	89
E*Trade Financial Corp. ‡	7,360	107
Greenhill & Co., Inc.	5,000	397
Knight Capital Group, Inc. — Class A ‡	19,000	235
Stifel Financial Corp. ‡	6,300	292
Chemicals — 1.7%
Intrepid Potash, Inc. ‡ ^	12,300	321
Koppers Holdings, Inc.	12,300	331
Nalco Holding Co.	15,600	393
Scotts Miracle-Gro Co. — Class A	4,200	217
Solutia, Inc. ‡	36,400	583
WR Grace & Co. ‡	30,300	846
Commercial Banks — 1.2%
Glacier Bancorp, Inc. ^	5,500	80
Pinnacle Financial Partners, Inc. ‡	4,700	43
Signature Bank ‡	20,000	777
SVB Financial Group ‡	13,200	559
Texas Capital Bancshares, Inc. ‡ ^	20,900	361
Commercial Services & Supplies — 1.6%
ACCO Brands Corp. ‡	22,600	130
Brink’s Co.	6,300	145
Cenveo, Inc. ‡	40,700	205
Clean Harbors, Inc. ‡ ^	6,800	461
Rollins, Inc.	13,700	320
US Ecology, Inc. ^	8,300	133
Waste Connections, Inc. ‡	27,625	1,095
Communications Equipment — 4.9%
Acme Packet, Inc. ‡	13,100	497
Adtran, Inc.	20,200	713
Arris Group, Inc. ‡ ^	27,400	268
Blue Coat Systems, Inc. ‡ ^	23,200	558
Cogo Group, Inc. ‡	20,400	126
CommScope, Inc. ‡	22,600	537
Comtech Telecommunications Corp. ‡	15,700	429
DG FastChannel, Inc. ‡	9,500	207
F5 Networks, Inc. ‡	15,700	1,629
JDS Uniphase Corp. ‡	60,700	752
Plantronics, Inc.	18,900	638
Polycom, Inc. ‡	21,612	590
Riverbed Technology, Inc. ‡	14,800	675
Computers & Peripherals — 0.3%
Synaptics, Inc. ‡	15,300	431
Construction & Engineering — 0.2%
MYR Group, Inc. ‡	7,200	118
Quanta Services, Inc. ‡	13,476	257
Consumer Finance — 0.1%
World Acceptance Corp. ‡	4,800	212
Containers & Packaging — 0.4%
Crown Holdings, Inc. ‡	14,400	413
Greif, Inc. — Class A	3,600	212
Distributors — 0.2%
LKQ Corp. ‡	17,100	356
Diversified Consumer Services — 1.1%
American Public Education, Inc. ‡ ^	6,300	207
Capella Education Co. ‡ ^	7,000	543
ITT Educational Services, Inc. ‡	3,600	253
Matthews International Corp. — Class A	10,000	354
Steiner Leisure, Ltd. ‡	10,500	400
Diversified Financial Services — 1.0%
Interactive Brokers Group, Inc. — Class A ‡ ^	9,000	155
MSCI, Inc. — Class A ‡	31,088	1,033
NewStar Financial, Inc. ‡	45,100	334
Diversified Telecommunication Services — 0.4%
Premiere Global Services, Inc. ‡	22,700	161
TW Telecom, Inc. — Class A ‡ ^	25,400	471
Electrical Equipment — 2.1%
Acuity Brands, Inc. ^	18,100	801
General Cable Corp. ‡	12,400	336

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electrical Equipment — (continued)
II-VI, Inc. ‡	16,100	$601
Thomas & Betts Corp. ‡	14,800	607
Woodward Governor Co.	29,200	947
Electronic Equipment & Instruments — 2.1%
Anixter International, Inc. ‡ ^	9,600	518
Cyberoptics Corp. ‡	36,300	330
Dolby Laboratories, Inc. — Class A ‡	16,000	909
Itron, Inc. ‡	9,000	551
Power-One, Inc. ‡ ^	37,800	344
Rofin-Sinar Technologies, Inc. ‡ ^	10,100	256
Trimble Navigation, Ltd. ‡	9,900	347
TTM Technologies, Inc. ‡	5,800	57
Energy Equipment & Services — 4.1%
Atwood Oceanics, Inc. ‡	16,000	487
Complete Production Services, Inc. ‡	28,900	591
Core Laboratories NV	17,400	1,532
Dawson Geophysical Co. ‡	6,100	163
Dril-Quip, Inc. ‡	8,600	534
Gulf Island Fabrication, Inc.	10,700	195
Helix Energy Solutions Group, Inc. ‡	18,400	205
Ion Geophysical Corp. ‡	24,700	127
Oceaneering International, Inc. ‡	8,300	447
Oil States International, Inc. ‡	20,000	931
Superior Energy Services, Inc. ‡	20,900	558
Tesco Corp. ‡	24,100	290
TETRA Technologies, Inc. ‡	22,100	225
Unit Corp. ‡	3,500	131
Food Products — 0.5%
J&J Snack Foods Group	8,900	373
TreeHouse Foods, Inc. ‡	7,800	360
Health Care Equipment & Supplies — 3.3%
American Medical Systems Holdings, Inc. ‡	21,000	411
Arthrocare Corp. ‡	8,000	217
Edwards Lifesciences Corp. ‡	10,800	724
Idexx Laboratories, Inc. ‡ ^	13,100	810
Immucor, Inc. ‡	15,600	309
Integra LifeSciences Holdings Corp. ‡	6,600	260
Masimo Corp.	10,200	279
Meridian Bioscience, Inc. ^	26,150	572
Orthofix International NV ‡	8,300	261
Sirona Dental Systems, Inc. ‡	12,200	440
Stereotaxis, Inc. ‡	10,600	44
STERIS Corp.	8,500	282
Thoratec Corp. ‡ ^	14,200	525
Health Care Providers & Services — 3.4%
Alliance Healthcare Services, Inc. ‡ ^	23,100	106
Amedisys, Inc. ‡	10,266	244
Catalyst Health Solutions, Inc. ‡	14,400	507
Centene Corp. ‡	16,300	385
Chemed Corp. ^	5,100	291
Chindex International, Inc. ‡	2,900	44
Corvel Corp. ‡	5,800	246
Gentiva Health Services, Inc. ‡	15,600	341
Healthsouth Corp. ‡ ^	25,400	488
Healthspring, Inc. ‡	10,200	264
Healthways, Inc. ‡ ^	8,200	95
Mednax, Inc. ‡	6,100	325
PharMerica Corp. ‡	23,200	221
PSS World Medical, Inc. ‡	15,000	321
Psychiatric Solutions, Inc. ‡	9,100	305
Sun Healthcare Group, Inc. ‡	23,300	197
Tenet Healthcare Corp. ‡	120,800	570
VCA Antech, Inc. ‡	15,600	329
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc. ‡	29,620	547
Cerner Corp. ‡ ^	6,600	555
MedAssets, Inc. ‡	11,700	246
Vital Images, Inc. ‡	7,800	103
Hotels, Restaurants & Leisure — 2.8%
CEC Entertainment, Inc. ‡	8,000	275
Cheesecake Factory, Inc. ‡	25,600	678
Chipotle Mexican Grill, Inc. ‡	4,000	688
Choice Hotels International, Inc.	5,700	208
Denny’s Corp. ‡ ^	44,400	138
National Cinemedia, Inc.	15,300	274
Panera Bread Co. — Class A ‡ ^	7,700	682
PF Chang’s China Bistro, Inc.	9,900	457
Red Robin Gourmet Burgers, Inc. ‡	4,300	84
WMS Industries, Inc. ‡	24,250	923
Household Durables — 0.6%
Jarden Corp.	10,100	314
Tempur-Pedic International, Inc. ‡	19,700	611
Household Products — 0.3%
Church & Dwight Co., Inc. ^	7,200	468
Insurance — 0.7%
Amtrust Financial Services, Inc. ^	16,500	240
HCC Insurance Holdings, Inc.	18,300	477
Navigators Group, Inc. ‡	2,600	116
StanCorp Financial Group, Inc.	8,300	315
Internet & Catalog Retail — 1.6%
Blue Nile, Inc. ‡ ^	1,700	76
HSN, Inc. ‡	14,600	437
PetMed Express, Inc.	13,600	238
priceline.com, Inc. ‡	3,900	1,358
Shutterfly, Inc. ‡	12,500	325
Internet Software & Services — 2.1%
Art Technology Group, Inc. ‡ ^	34,800	144
AsiaInfo Holdings, Inc. ‡	13,700	270
J2 Global Communications, Inc. ‡	18,500	440
Mercadolibre, Inc. ‡	10,500	757
Perficient, Inc. ‡	28,100	257
RealNetworks, Inc. ‡	75,000	245
SINA Corp. ‡	9,900	501
Sohu.com, Inc. ‡	7,000	403
Valueclick, Inc. ‡	22,900	300
IT Services — 3.7%
CACI International, Inc. — Class A ‡ ^	2,800	127
Gartner, Inc. ‡	24,300	715
Genpact, Ltd. ‡	20,700	367
Global Payments, Inc.	17,920	768
Heartland Payment Systems, Inc. ^	7,420	113
ManTech International Corp. — Class A ‡	4,300	170
MAXIMUS, Inc.	7,700	474
NCI, Inc. — Class A ‡	30,000	568
NeuStar, Inc. — Class A ‡	13,400	333
SRA International, Inc. — Class A ‡	11,800	233

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IT Services — (continued)
Teletech Holdings, Inc. ‡	17,900	$266
TNS, Inc. ‡ ^	17,800	302
Unisys Corp. ‡	10,890	304
VeriFone Holdings, Inc. ‡	24,600	764
Wright Express Corp. ‡	8,500	304
Leisure Equipment & Products — 0.9%
Brunswick Corp. ^	29,000	441
Polaris Industries, Inc.	11,200	729
Pool Corp.	13,000	261
Life Sciences Tools & Services — 2.0%
AMAG Pharmaceuticals, Inc. ‡	1,800	31
Bio-Rad Laboratories, Inc. — Class A ‡	4,600	416
Bruker Corp. ‡	19,600	275
Dionex Corp. ‡	3,850	333
eResearchTechnology, Inc. ‡	11,500	86
Exelixis, Inc. ‡	45,300	178
Illumina, Inc. ‡	14,800	728
Mettler-Toledo International, Inc. ‡	6,100	759
Parexel International Corp. ‡	15,700	363
Machinery — 5.5%
Actuant Corp. — Class A ^	45,400	1,042
ArvinMeritor, Inc. ‡	27,000	420
Bucyrus International, Inc. — Class A	5,000	347
Chart Industries, Inc. ‡	17,200	350
Gardner Denver, Inc.	21,800	1,170
Graco, Inc. ^	18,400	584
IDEX Corp.	17,900	636
John Bean Technologies Corp. ^	16,100	259
Middleby Corp. ‡	10,400	659
Nacco Industries, Inc. — Class A	3,100	271
Nordson Corp. ^	8,100	597
Robbins & Myers, Inc.	8,600	230
Toro Co.	15,700	883
Valmont Industries, Inc.	5,500	398
Wabtec Corp.	14,600	698
Marine — 0.4%
Horizon Lines, Inc. — Class A	17,100	72
Kirby Corp. ‡	14,900	597
Media — 2.2%
CTC Media, Inc.	19,700	432
John Wiley & Sons, Inc. — Class A	13,100	535
Knology, Inc. ‡	17,900	240
Liberty Media Corp. — Capital — Series A ‡	20,700	1,079
Madison Square Garden, Inc. ‡	15,200	320
Sirius XM Radio, Inc. ‡	632,600	759
Metals & Mining — 0.8%
Carpenter Technology Corp.	11,000	371
Compass Minerals International, Inc.	7,500	574
Stillwater Mining Co. ‡	18,800	317
Multiline Retail — 0.5%
Big Lots, Inc. ‡	21,500	715
Oil, Gas & Consumable Fuels — 2.8%
Atlas Energy, Inc. ‡	24,200	693
Bill Barrett Corp. ‡ ^	4,600	166
Comstock Resources, Inc. ‡	16,500	371
Concho Resources, Inc. ‡	18,600	1,230
Patriot Coal Corp. ‡	23,800	272
Penn Virginia Corp. ^	5,800	93
Rex Energy Corp. ‡	10,900	140
SM Energy Co. ‡	22,000	823
Whiting Petroleum Corp. ‡	6,100	583
Personal Products — 1.6%
Alberto-Culver Co. — Class B	17,200	648
Herbalife, Ltd.	18,300	1,103
NBTY, Inc. ‡	15,200	836
Pharmaceuticals — 1.8%
Affymax, Inc. ‡	3,800	23
Auxilium Pharmaceuticals, Inc. ‡	10,700	265
Cadence Pharmaceuticals, Inc. ‡ ^	12,000	100
Map Pharmaceuticals, Inc. ‡	8,600	132
Medicines Co. ‡	26,000	369
Myrexis, Inc. ‡	3,625	14
Salix Pharmaceuticals, Ltd. ‡	18,000	715
Valeant Pharmaceuticals International, Inc.	32,234	807
ViroPharma, Inc. ‡	21,500	321
Xenoport, Inc. ‡	9,400	67
Professional Services — 1.1%
Huron Consulting Group, Inc. ‡	8,500	187
IHS, Inc. — Class A ‡	7,000	476
Korn/Ferry International ‡	16,300	270
Resources Connection, Inc.	17,100	235
Towers Watson & Co. — Class A	10,400	511
Real Estate Investment Trusts — 0.8%
Dupont Fabros Technology, Inc.	15,900	400
Strategic Hotels & Resorts, Inc. ‡	26,800	114
Taubman Centers, Inc. ^	15,600	695
Real Estate Management & Development — 0.9%
Forest City Enterprises, Inc. — Class A ‡	32,700	420
Jones Lang Lasalle, Inc.	11,200	966
Road & Rail — 1.0%
Avis Budget Group, Inc. ‡	39,300	458
Landstar System, Inc.	17,400	672
Old Dominion Freight Line, Inc. ‡ ^	18,599	473
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc. ‡	16,600	217
Atheros Communications, Inc. ‡	22,000	580
Atmel Corp. ‡ ^	112,600	895
Cabot Microelectronics Corp. ‡	6,100	196
Cymer, Inc. ‡	13,400	497
Cypress Semiconductor Corp. ‡	42,900	540
Diodes, Inc. ‡	17,100	292
FEI Co. ‡	12,000	235
Micrel, Inc.	22,600	223
Microsemi Corp. ‡	35,300	605
ON Semiconductor Corp. ‡	82,700	596
Pericom Semiconductor Corp. ‡	12,300	107
PMC-Sierra, Inc. ‡	46,300	341
Semtech Corp. ‡	29,600	598
Silicon Laboratories, Inc. ‡ ^	20,200	739
Tessera Technologies, Inc. ‡	11,000	204
Varian Semiconductor Equipment Associates, Inc. ‡	23,125	666
Veeco Instruments, Inc. ‡ ^	9,800	342
Software - 8.9%
Actuate Corp. ‡	37,300	192
ANSYS, Inc. ‡	12,089	511

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software — (continued)
Blackboard, Inc. ‡ ^	20,100	$724
Commvault Systems, Inc. ‡	16,700	435
Epicor Software Corp. ‡ ^	16,100	140
FactSet Research Systems, Inc.	14,450	1,172
Informatica Corp. ‡	50,700	1,947
Jack Henry & Associates, Inc.	10,000	255
Kenexa Corp. ‡	14,000	245
Micros Systems, Inc. ‡	25,100	1,062
Monotype Imaging Holdings, Inc. ‡	29,800	273
NET 1 UEPS Technologies, Inc. ‡	15,200	176
OPNET Technologies, Inc.	24,700	448
Parametric Technology Corp. ‡	28,500	557
Progress Software Corp. ‡	5,600	185
Quest Software, Inc. ‡	19,200	472
Rovi Corp. ‡	33,200	1,674
Solera Holdings, Inc.	31,200	1,378
Taleo Corp. — Class A ‡ ^	19,700	571
TIBCO Software, Inc. ‡	52,100	924
Ultimate Software Group, Inc. ‡	11,000	425
Specialty Retail - 3.7%
Aaron’s, Inc.	20,350	375
Aeropostale, Inc. ‡ ^	30,825	717
Childrens Place Retail Stores, Inc. ‡ ^	8,300	405
Dress Barn, Inc. ‡	22,800	542
Guess?, Inc.	12,000	488
Gymboree Corp. ‡	17,800	738
Hibbett Sports, Inc. ‡	13,700	342
J. Crew Group, Inc. ‡ ^	13,100	440
Monro Muffler Brake, Inc.	11,900	549
Office Depot, Inc. ‡	41,500	191
Tractor Supply Co.	24,300	963
Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor Corp. ‡	16,500	824
Fossil, Inc. ‡	18,512	996
Hanesbrands, Inc. ‡	25,400	657
Iconix Brand Group, Inc. ‡	14,200	249
Phillips-Van Heusen Corp.	18,800	1,130
Warnaco Group, Inc. ‡	15,000	767
Thrifts & Mortgage Finance - 0.5%
Danvers Bancorp, Inc. ^	12,200	187
MGIC Investment Corp. ‡	33,000	305
Radian Group, Inc.	29,200	228
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. ‡	23,300	339
MSC Industrial Direct Co. — Class A	12,200	660
RSC Holdings, Inc. ‡	32,100	239
United Rentals, Inc. ‡	27,500	408
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. — Class A ‡	24,300	980
Syniverse Holdings, Inc. ‡	12,400	281

Total Common Stocks (cost $130,566)		154,091

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	7,548,800	$7,549
Total Securities Lending Collateral (cost $7,549)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $2,397 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,448.	$2,397	2,397
Total Repurchase Agreement (cost $2,397)

Total Investment Securities (cost $140,512) #		164,037
Other Assets and Liabilities — Net		(7,934)

Net Assets		$156,103

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $7,355.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $140,512. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,939 and $11,414, respectively. Net unrealized appreciation for tax purposes is $23,525.
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$152,156	$1,935	$—	$154,091
Repurchase Agreement	—	2,397	—	2,397
Securities Lending Collateral	7,549	—	—	7,549

Total	$159,705	$4,332	$—	$164,037

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS — 94.8%
Austria — 0.4%
Andritz AG	10,000	$702
Canada — 14.2%
Brookfield Asset Management, Inc. — Class A	365,176	10,359
Canfor Corp. ‡	328,377	2,675
Cenovus Energy, Inc.	164,000	4,718
EnCana Corp.	164,000	4,958
Viterra, Inc. ‡	371,100	3,239
France — 0.5%
Sanofi-Aventis SA	15,050	1,003
Germany — 1.6%
Lanxess AG	53,681	2,941
Guernsey, Channel Islands — 1.2%
Resolution, Ltd.	557,678	2,146
Hong Kong — 19.4%
Cheung Kong Holdings, Ltd.	719,847	10,902
Henderson Land Development Co., Ltd.	1,424,462	10,143
Hutchison Whampoa, Ltd.	1,103,912	10,294
Wharf Holdings, Ltd.	454,478	2,917
Wheelock & Co., Ltd.	398,000	1,326
Japan — 15.6%
AVX Corp.	461,695	6,381
Mitsui Fudosan Co., Ltd. Λ	342,538	5,777
Tokio Marine Holdings, Inc. Λ	237,650	6,411
Toyota Industries Corp.	375,193	10,018
Korea, Republic of — 6.6%
POSCO ADR	106,839	12,178
Sweden — 4.2%
Investor AB — Class A	397,854	7,768
United States — 31.1%
Alamo Group, Inc.	30,130	673
Alexander & Baldwin, Inc.	53,233	1,855
Applied Materials, Inc.	180,039	2,103
Bank of New York Mellon Corp.	301,559	7,879
Bristow Group, Inc. ‡	69,649	2,513
Capital Southwest Corp. Λ	6,895	626
Cimarex Energy Co.	72,804	4,818
Cross Country Healthcare, Inc. ‡ Λ	135,994	978
Electro Scientific Industries, Inc. ‡ Λ	112,166	1,246
Electronics for Imaging, Inc. ‡	84,921	1,029
Forest City Enterprises, Inc. — Class A ‡	321,423	4,124
Intel Corp.	219,039	4,212
Investment Technology Group, Inc. ‡	167,889	2,387
KeyCorp	110,000	876
Leucadia National Corp. ‡ Λ	38,000	898
Lexmark International, Inc. — Class A ‡	14,292	638
MDC Holdings, Inc.	15,732	457
Nabors Industries, Ltd. ‡	156,135	2,820
Pharmaceutical Product Development, Inc.	115,000	2,851
St. Joe Co. ‡	170,780	4,247
Sycamore Networks, Inc. ‡	60,817	1,971
Tejon Ranch Co. ‡	68,444	1,483
Tellabs, Inc.	466,171	3,473
Westwood Holdings Group, Inc. Λ	60,707	2,054
Wilmington Trust Corp.	85,000	763

Total Common Stocks (cost $147,189)		173,830

WARRANT — 0.1%
Hong Kong — 0.1%
Henderson Land Development Co., Ltd. ‡
Expiration: 06/01/2011
Exercise Price: 58.00 HKD	329,892	95
Total Warrant (cost $–)
SECURITIES LENDING COLLATERAL — 5.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	9,933,282	9,933
Total Securities Lending Collateral (cost $9,933)

	Principal	Value

REPURCHASE AGREEMENT — 4.7%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $8,557 on 10/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00% — 5.00%, due 07/01/2018 - 12/25/2024, and with a total value of $8,729.	$8,557	8,557
Total Repurchase Agreement (cost $8,557)

Total Investment Securities (cost $165,679) #		192,415
Other Assets and Liabilities — Net		(9,196)

Net Assets		$183,219

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Management & Development	26.7%	$51,373
Oil, Gas & Consumable Fuels	7.5	14,494
Capital Markets	6.8	12,946
Metals & Mining	6.3	12,178
Industrial Conglomerates	5.3	10,294
Auto Components	5.3	10,018
Diversified Financial Services	4.5	8,666
Insurance	4.4	8,557
Electronic Equipment & Instruments	3.9	7,627
Semiconductors & Semiconductor Equipment	3.3	6,315
Communications Equipment	2.8	5,444
Energy Equipment & Services	2.8	5,333
Food Products	1.7	3,239
Chemicals	1.5	2,941
Life Sciences Tools & Services	1.5	2,851
Paper & Forest Products	1.4	2,675
Marine	1.0	1,855
Computers & Peripherals	0.9	1,667
Commercial Banks	0.9	1,639
Machinery	0.7	1,375
Pharmaceuticals	0.5	1,003
Health Care Providers & Services	0.5	978
Household Durables	0.2	457

Investment Securities, at Value	90.4	173,925
Short-Term Investments	9.6	18,490

Total Investments	100.0%	$192,415

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $9,452.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $165,679. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,796 and $16,060, respectively. Net unrealized appreciation for tax purposes is $26,736.
DEFINITION:

ADR American Depositary Receipt

HKD Hong Kong Dollar
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$82,923	$90,907	$—	$173,830
Repurchase Agreement	—	8,557	—	8,557
Securities Lending Collateral	9,933	—	—	9,933
Warrants	—	95	—	95
Total	$92,856	$99,559	$—	$192,415
Rollforward to Level 2

	Beginning						Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	Net Transfers	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Into Level 2	09/30/2010

Common Stocks	$77,569	$(10,380)	$—	$2,188	$660	$20,870	$90,907
Warrants	—	—	—	—	95	—	95
Total	$77,569	$(10,380)	$—	$2,188	$755	$20,870	$91,002
The change in Level 2 for the period is due to movements in purchases, sales and the transfer in of foreign securities from Level 1.

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica U.S. Government Securities VP
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS — 22.5%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$27,525	$29,174
2.50%, 01/15/2029		27,269	32,169
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/2020		20,163	21,428
U.S. Treasury Note
0.63%, 07/31/2012		5,650	5,674
0.88%, 02/29/2012		5,500	5,542
2.63%, 04/30/2016 — 08/15/2020		31,500	33,053
3.00%, 02/28/2017		15,000	16,132
3.13%, 10/31/2016		13,000	14,110
3.50%, 02/15/2018		5,500	6,074

Total U.S. Government Obligations (cost $148,233)			163,356

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.5%
Fannie Mae
2.78%, 07/01/2035 *		3,151	3,306
2.92%, 08/01/2035 *		3,459	3,628
3.22%, 02/01/2015		11,891	12,558
3.79%, 07/01/2013		1,375	1,448
4.50%, 03/25/2021 — 04/25/2030		4,568	4,704
5.00%, 06/25/2019 — 04/25/2034		6,729	7,203
5.50%, 04/01/2037		1,152	1,237
5.51%, 04/01/2037 *		5,552	5,907
5.66%, 12/01/2036 *		5,332	5,700
6.00%, 11/01/2037 — 10/01/2038		18,455	19,982
Freddie Mac
4.13%, 12/21/2012 — 09/27/2013		14,000	15,254
4.50%, 02/15/2027		725	737
4.75%, 10/25/2010 — 11/15/2021		1,727	1,735
5.00%, 08/15/2012 — 11/15/2032		7,368	7,704
5.05%, 08/01/2037 *		332	345
5.31%, 07/01/2038 *		3,626	3,873
5.45%, 09/01/2037 *		2,483	2,646
Ginnie Mae
3.28%, 02/16/2035		10,525	11,026
4.00%, 08/20/2037		10,176	10,526

Total U.S. Government Agency Obligations (cost $114,521)			119,519

FOREIGN GOVERNMENT OBLIGATIONS — 5.2%
Australia Government Bond
4.50%, 04/15/2020	AUD	7,500	6,985
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD	6,000	6,086
Canadian Government Bond
2.50%, 06/01/2015	CAD	6,000	5,984
United Kingdom Gilt
4.75%, 03/07/2020	GBP	5,000	9,011
United Mexican States
7.50%, 06/21/2012	MXN	120,000	9,891

Total Foreign Government Obligations (cost $35,447)			37,957

MORTGAGE-BACKED SECURITIES — 5.5%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 — 144A *		5,000	5,186
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 — 144A		7,500	8,241
BCAP LLC Trust
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 — 144A *		3,370	3,456
Series 2009-RR6, Class 2A1
5.33%, 08/26/2035 — 144A *		3,257	3,139
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A *		4,230	4,251
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.30%, 12/26/2037 — 144A *		3,558	3,673
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A		3,006	3,111
Series 2009-R7, Class 1A1
5.58%, 02/26/2036 — 144A *		3,189	3,261
Series 2009-R9, Class 1A1
5.75%, 08/26/2046 — 144A *		2,775	2,809
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.37%, 08/27/2047 — 144A *		3,093	3,045

Total Mortgage-Backed Securities (cost $36,808)			40,172

PREFERRED CORPORATE DEBT SECURITIES — 2.0%
Capital Markets — 0.1%
State Street Capital Trust III
8.25%, 03/15/2011 Ž * Λ		735	754
Commercial Banks — 1.1%
Fleet Capital Trust II
7.92%, 12/11/2026		4,500	4,624
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A Ž *		2,200	2,860
Diversified Financial Services — 0.8%
ZFS Finance USA Trust I
6.15%, 12/15/2065 — 144A *		3,000	2,955
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *		3,100	2,945

Total Preferred Corporate Debt Securities (cost $13,516)			14,138

CORPORATE DEBT SECURITIES — 39.8%
Capital Markets — 10.5%
Goldman Sachs Group, Inc.
3.25%, 06/15/2012 Λ		20,000	20,910
Morgan Stanley
1.95%, 06/20/2012		30,000	30,733
Raymond James Financial, Inc.
8.60%, 08/15/2019 Λ		3,000	3,594
State Street Corp.
2.15%, 04/30/2012 Λ		20,000	20,518
Commercial Banks — 6.1%
American Express Bank FSB
3.15%, 12/09/2011 Λ		20,000	20,622
Barclays Bank PLC
10.18%, 06/12/2021 — 144A		2,240	2,987
PNC Funding Corp.
2.30%, 06/22/2012		20,000	20,602
Construction Materials — 0.3%
Cemex Finance LLC
9.50%, 12/14/2016 — 144A Λ		2,145	2,158
Diversified Financial Services — 21.2%
Ally Financial, Inc.
2.20%, 12/19/2012 Λ		25,000	25,844
Aviation Capital Group
7.13%, 10/15/2020 — 144A		5,000	5,000

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica U.S. Government Securities VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Bank of America Corp.
3.13%, 06/15/2012 Λ	$20,000	$20,840
Citigroup, Inc.
2.13%, 04/30/2012 Λ	25,000	25,634
6.01%, 01/15/2015 Λ	2,725	2,996
General Electric Capital Corp.
2.20%, 06/08/2012 Λ	25,000	25,701
Glencore Funding LLC
6.00%, 04/15/2014 — 144A	2,000	2,075
GTP Towers Issuer LLC
4.44%, 02/15/2015 — 144A	2,000	2,125
International Lease Finance Corp.
6.50%, 09/01/2014 — 144A	3,000	3,218
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	4,000	3,779
John Deere Capital Corp.
2.88%, 06/19/2012 Λ	30,900	32,116
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 — 144A	3,750	4,033
Insurance — 0.3%
Travelers Cos., Inc.
6.25%, 03/15/2037 Λ*	2,500	2,400
Oil, Gas & Consumable Fuels — 0.4%
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	3,000	3,188
Paper & Forest Products — 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	1,240	1,268
Real Estate Investment Trusts — 0.8%
Tanger Properties, LP
6.13%, 06/01/2020 Λ	5,000	5,458

Total Corporate Debt Securities (cost $277,394)		287,799

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 7.5%
U.S. Treasury Bill
0.13%, 11/18/2010 ▲	7,500	7,499
0.13%, 12/02/2010 ▲	2,700	2,699
0.13%, 12/09/2010 ▲	11,000	10,997
0.15%, 12/23/2010 ▲ Λ	33,000	32,989

Total Short-Term U.S. Government Obligations (cost $54,184)		54,184

	Shares	Value

SECURITIES LENDING COLLATERAL — 4.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	30,617,218	$30,617
Total Securities Lending Collateral (cost $30,617)

	Principal	Value

REPURCHASE AGREEMENT — 0.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $798 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $815.	$798	798

Total Repurchase Agreement (cost $798)

Total Investment Securities (cost $711,518) #		748,540
Other Assets and Liabilities — Net		(23,715)

Net Assets		$724,825

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(7,125)	10/28/2010	$(6,299)	$(565)
Mexican Peso	(128,100)	10/28/2010	(9,998)	(145)
Pound Sterling	(5,700)	10/28/2010	(9,024)	72

				$(638)

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica U.S. Government Securities VP
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: Q

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(140)	12/21/2010	$(112)
5-Year U.S. Treasury Note	Short	(165)	12/31/2010	(131)

				$(243)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $29,995.

Г	Contract amounts are not in thousands.

▲	Rate shown reflects the yield at 09/30/2010.

Q	Cash in the amount of $606 has been segregated with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $711,518. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,240 and $218, respectively. Net unrealized appreciation for tax purposes is $37,022.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2010, these securities aggregated $77,495, or 10.69%, of the fund’s net assets.

AUD	Australian Dollar

CAD	Canadian Dollar

FSB	Full-Service Bank

GBP	Pound Sterling

MXN	Mexican Peso
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$287,799	$—	$287,799
Foreign Government Obligations	—	37,957	—	37,957
Mortgage-Backed Securities	—	40,172	—	40,172
Preferred Corporate Debt Securities	—	14,138	—	14,138
Repurchase Agreement	—	798	—	798
Securities Lending Collateral	30,617	—	—	30,617
Short-Term U.S. Government Obligations	—	54,184	—	54,184
U.S. Government Agency Obligations	—	119,519	—	119,519
U.S. Government Obligations	—	163,356	—	163,356

Total	$30,617	$717,923	$—	$748,540

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Contracts — Appreciation	$—	$72	$—	$72
Forward Foreign Currency Contracts — Depreciation	—	(710)	—	(710)
Futures Contracts — Depreciation	(243)	—	—	(243)

Total	$(243)	$(638)	$—	$(881)

Level 3 Rollforward — Investment Securities

	Beginning
	Balance at	Net	Accrued		Change in Unrealized	Net Transfers	Ending Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Total Realized Gain/(Loss)	Appreciation/(Depreciation)	In/(Out) of Level 3	09/30/2010

Asset-Backed Securities	$14,166	$(1,883)	$—	$150	$751	$(13,184)	$—

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.1%
Boeing Co. Λ	244,983	$16,301
Honeywell International, Inc.	473,323	20,798
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc. Λ	220,603	15,425
Airlines — 0.8%
Southwest Airlines Co. Λ	1,102,518	14,410
Automobiles — 0.9%
Ford Motor Co. ‡ Λ	1,272,688	15,578
Beverages — 0.8%
Anheuser-Busch InBev NV ADR Λ	246,962	14,509
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	168,723	24,393
Morgan Stanley	325,089	8,023
Commercial Banks — 0.9%
Wells Fargo & Co. Λ	624,138	15,685
Communications Equipment — 8.0%
Cisco Systems, Inc. ‡ Λ	4,083,529	89,430
Emulex Corp. ‡	1,116,038	11,651
Juniper Networks, Inc. ‡ Λ	818,046	24,828
Riverbed Technology, Inc. ‡ Λ	313,872	14,306
Computers & Peripherals — 12.9%
Apple, Inc. ‡ Λ	265,511	75,340
Dell, Inc. ‡	1,420,919	18,415
EMC Corp. ‡ Λ	2,817,858	57,231
NetApp, Inc. ‡ Λ	1,091,675	54,354
QLogic Corp. ‡ Λ	990,180	17,467
SanDisk Corp. ‡ Λ	142,818	5,234
Consumer Finance — 0.9%
American Express Co. Λ	387,998	16,308
Diversified Consumer Services — 0.7%
ITT Educational Services, Inc. ‡ Λ	182,667	12,836
Electrical Equipment — 1.1%
Emerson Electric Co. Λ	353,695	18,626
Energy Equipment & Services — 1.0%
Baker Hughes, Inc. Λ	178,887	7,621
Oceaneering International, Inc. ‡	178,626	9,620
Food Products — 0.7%
General Mills, Inc. Λ	327,174	11,955
Health Care Equipment & Supplies — 2.6%
Hologic, Inc. ‡ Λ	547,861	8,771
Intuitive Surgical, Inc. ‡ Λ	14,911	4,231
Medtronic, Inc. Λ	770,718	25,881
Stryker Corp. Λ	128,159	6,414
Health Care Providers & Services — 2.4%
Laboratory Corp. of America Holdings ‡ Λ	221,661	17,385
UnitedHealth Group, Inc. Λ	425,189	14,928
WellPoint, Inc. ‡ Λ	167,173	9,469
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp. Λ	198,711	7,593
Las Vegas Sands Corp. ‡ Λ	486,749	16,963
Starbucks Corp.	532,531	13,622
Household Products — 0.6%
Clorox Co. Λ	133,595	8,919
Procter & Gamble Co. Λ	33,957	2,036
Industrial Conglomerates — 1.9%
General Electric Co.	2,056,875	33,424
Insurance — 1.3%
Lincoln National Corp. Λ	929,507	22,234
Internet & Catalog Retail — 2.9%
Amazon.com, Inc. ‡ Λ	116,282	18,263
Expedia, Inc. Λ	677,408	19,110
priceline.com, Inc. ‡ Λ	40,599	14,142
Internet Software & Services — 2.9%
eBay, Inc. ‡ Λ	224,055	5,467
Google, Inc. — Class A ‡	88,472	46,518
IT Services — 4.9%
International Business Machines Corp. Λ	639,444	85,775
Life Sciences Tools & Services — 1.0%
Waters Corp. ‡ Λ	258,427	18,291
Machinery — 8.8%
Caterpillar, Inc. Λ	706,147	55,559
Cummins, Inc. Λ	130,998	11,866
Dover Corp.	333,208	17,397
Illinois Tool Works, Inc. Λ	336,830	15,838
Ingersoll-Rand PLC Λ	387,525	13,839
Joy Global, Inc. Λ	277,027	19,480
Parker Hannifin Corp. Λ	303,838	21,286
Media — 1.9%
News Corp. — Class A Λ	859,360	11,223
Omnicom Group, Inc. Λ	561,362	22,163
Metals & Mining — 2.0%
Cliffs Natural Resources, Inc. Λ	89,873	5,745
Nucor Corp. Λ	507,086	19,370
Teck Resources, Ltd. — Class B	244,716	10,073
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp. Λ	238,730	13,620
Exxon Mobil Corp. Λ	190,296	11,758
Occidental Petroleum Corp. Λ	183,617	14,377
Valero Energy Corp. Λ	1,108,917	19,418
Pharmaceuticals — 0.6%
Eli Lilly & Co. Λ	280,012	10,229
Semiconductors & Semiconductor Equipment — 10.1%
Altera Corp. Λ	1,637,089	49,374
Analog Devices, Inc. Λ	683,142	21,437
Atheros Communications, Inc. ‡ Λ	211,241	5,566
Broadcom Corp. — Class A Λ	510,684	18,073
Intel Corp.	1,193,906	22,959
Intersil Corp. — Class A Λ	1,481,762	17,322
Texas Instruments, Inc. Λ	146,382	3,973
Xilinx, Inc. Λ	1,494,389	39,766
Software — 12.2%
Adobe Systems, Inc. ‡ Λ	380,132	9,940
Autodesk, Inc. ‡ Λ	204,011	6,522
BMC Software, Inc. ‡ Λ	320,149	12,960
Check Point Software Technologies, Ltd. ‡ Λ	518,017	19,130
Citrix Systems, Inc. ‡ Λ	108,983	7,437
Longtop Financial Technologies, Ltd. ADR ‡	155,395	6,115
Microsoft Corp.	2,522,045	61,766
Oracle Corp. Λ	2,245,659	60,296
Red Hat, Inc. ‡	326,130	13,371

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica WMC Diversified Growth VP
(formerly, Transamerica Equity VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software (continued)
VMware, Inc. — Class A ‡ Λ	208,482	$17,708
Specialty Retail — 3.9%
Advance Auto Parts, Inc. Λ	239,445	14,051
Buckle, Inc. Λ	142,181	3,773
Guess?, Inc. Λ	140,156	5,695
Home Depot, Inc. Λ	442,507	14,019
Ross Stores, Inc. Λ	302,557	16,525
TJX Cos., Inc. Λ	331,895	14,812
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc. Λ	246,362	10,584

Total Common Stocks (cost $1,666,307)		1,756,195

SECURITIES LENDING COLLATERAL — 6.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	114,136,466	114,136
Total Securities Lending Collateral (cost $114,136)

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $6,037 on 10/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $6,158.	$6,037	6,037
Total Repurchase Agreement (cost $6,037)

Total Investment Securities (cost $1,786,480) #		1,876,368
Other Assets and Liabilities — Net		(113,159)

Net Assets		$1,763,209

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $111,489.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $1,786,480. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $172,420 and $82,532, respectively. Net unrealized appreciation for tax purposes is $89,888.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$1,722,556	$33,639	$—	$1,756,195
Repurchase Agreement	—	6,037	—	6,037
Securities Lending Collateral	114,136	—	—	114,136

Total	$1,836,692	$39,676	$—	$1,876,368

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
SCHEDULE OF INVESTMENTS
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 2.2%
Boeing Co.	2,093	$139
Honeywell International, Inc.	3,465	153
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. Λ	1,525	107
Airlines — 0.8%
Southwest Airlines Co.	7,483	98
Automobiles — 0.9%
Ford Motor Co. ‡ Λ	9,799	120
Beverages — 0.8%
Anheuser-Busch InBev NV ADR Λ	1,848	109
Capital Markets — 1.9%
Goldman Sachs Group, Inc.	1,225	177
Morgan Stanley	2,544	63
Commercial Banks — 0.9%
Wells Fargo & Co.	4,709	118
Communications Equipment — 8.1%
Cisco Systems, Inc. ‡	30,790	675
Emulex Corp. ‡ Λ	8,536	89
Juniper Networks, Inc. ‡ Λ	6,109	185
Riverbed Technology, Inc. ‡	2,313	105
Computers & Peripherals — 13.3%
Apple, Inc. ‡	2,105	598
Dell, Inc. ‡	11,221	145
EMC Corp. ‡ Λ	21,163	430
NetApp, Inc. ‡ Λ	7,885	393
QLogic Corp. ‡ Λ	7,164	126
SanDisk Corp. ‡	1,420	52
Consumer Finance — 0.9%
American Express Co. Λ	2,915	123
Diversified Consumer Services — 0.7%
ITT Educational Services, Inc. ‡ Λ	1,257	88
Electrical Equipment — 1.0%
Emerson Electric Co. Λ	2,444	129
Energy Equipment & Services — 0.9%
Baker Hughes, Inc. Λ	1,455	62
Oceaneering International, Inc. ‡ Λ	1,124	61
Food Products — 0.7%
General Mills, Inc. Λ	2,352	86
Health Care Equipment & Supplies — 2.6%
Hologic, Inc. ‡ Λ	4,287	69
Intuitive Surgical, Inc. ‡ Λ	104	30
Medtronic, Inc.	5,681	190
Stryker Corp.	864	43
Health Care Providers & Services — 2.3%
Laboratory Corp. of America Holdings ‡ Λ	1,586	125
UnitedHealth Group, Inc.	3,084	108
WellPoint, Inc. ‡	1,262	71
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	1,413	54
Las Vegas Sands Corp. ‡ Λ	3,342	116
Starbucks Corp.	3,977	102
Household Products — 0.5%
Clorox Co. Λ	962	64
Industrial Conglomerates — 1.9%
General Electric Co. Λ	15,538	252
Insurance — 1.3%
Lincoln National Corp. Λ	6,987	167
Internet & Catalog Retail — 2.9%
Amazon.com, Inc. ‡ Λ	886	139
Expedia, Inc. Λ	5,199	147
priceline.com, Inc. ‡ Λ	275	96
Internet Software & Services — 3.0%
eBay, Inc. ‡ Λ	1,929	47
Google, Inc. — Class A ‡	649	341
IT Services — 5.0%
International Business Machines Corp.	4,845	650
Life Sciences Tools & Services — 1.0%
Waters Corp. ‡	1,897	134
Machinery — 9.1%
Caterpillar, Inc. Λ	5,361	422
Cummins, Inc.	1,098	99
Dover Corp.	2,397	125
Illinois Tool Works, Inc. Λ	2,392	112
Ingersoll-Rand PLC Λ	3,057	109
Joy Global, Inc.	2,215	156
Parker Hannifin Corp.	2,206	155
Media — 1.9%
News Corp. — Class A Λ	6,413	84
Omnicom Group, Inc.	4,106	162
Metals & Mining — 1.9%
Cliffs Natural Resources, Inc.	627	40
Nucor Corp. Λ	3,589	137
Teck Resources, Ltd. — Class B	1,745	72
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp. Λ	1,751	100
Exxon Mobil Corp.	1,408	87
Occidental Petroleum Corp.	1,436	112
Valero Energy Corp.	7,085	124
Pharmaceuticals — 0.5%
Eli Lilly & Co.	1,828	67
Semiconductors & Semiconductor Equipment — 10.1%
Altera Corp. Λ	12,513	378
Analog Devices, Inc.	5,098	160
Atheros Communications, Inc. ‡ Λ	1,601	42
Broadcom Corp. — Class A Λ	3,412	121
Intel Corp. Λ	7,924	152
Intersil Corp. — Class A Λ	10,988	128
Texas Instruments, Inc.	1,169	32
Xilinx, Inc. Λ	11,276	300
Software — 12.2%
Adobe Systems, Inc. ‡	2,583	68
Autodesk, Inc. ‡	1,455	47
BMC Software, Inc. ‡ Λ	2,041	83
Check Point Software Technologies, Ltd. ‡ Λ	3,895	144
Citrix Systems, Inc. ‡	748	51
Longtop Financial Technologies, Ltd. ADR ‡ Λ	1,271	50
Microsoft Corp.	19,059	466
Oracle Corp.	16,851	452
Red Hat, Inc. ‡	2,391	98
VMware, Inc. — Class A ‡ Λ	1,518	129
Specialty Retail — 3.9%
Advance Auto Parts, Inc. Λ	1,780	104
Buckle, Inc. Λ	1,086	29

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Transamerica WMC Diversified Growth II VP
(formerly, Transamerica Equity II VP)
SCHEDULE OF INVESTMENTS (continued)
At September 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
Guess?, Inc. Λ	737	$30
Home Depot, Inc. Λ	3,192	101
Ross Stores, Inc. Λ	2,228	122
TJX Cos., Inc. Λ	2,737	122
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	1,947	84

Total Common Stocks (cost $12,381)		13,032

SECURITIES LENDING COLLATERAL — 25.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.39% ▲	3,332,461	3,332
Total Securities Lending Collateral (cost $3,332)

	Principal	Value
REPURCHASE AGREEMENT — 0.1%
State Street Bank & Trust Co.
0.01% ▲, dated 09/30/2010, to be repurchased at $18 on 10/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $20.	$18	18
Total Repurchase Agreement (cost $18)

Total Investment Securities (cost $15,731) #		16,382
Other Assets and Liabilities — Net		(3,340)

Net Assets		$13,042

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,256.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 09/30/2010.

#	Aggregate cost for federal income tax purposes is $15,731. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,298 and $647, respectively. Net unrealized appreciation for tax purposes is $651.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$12,780	$252	$—	$13,032
Repurchase Agreement	—	18	—	18
Securities Lending Collateral	3,332	—	—	3,332

Total	$16,112	$270	$—	$16,382

The notes are an integral part of this report.

Transamerica Series Trust	September 30, 2010 Form NQ

Notes to Schedules of Investments
At September 30, 2010
(unaudited)
Transamerica Series Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Series Trust (the “Funds”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of the Transamerica Money Market VP (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at September 30, 2010 are listed in the Schedules of Investments.
Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of the Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. When the Funds write a covered call or put option/swaption, an amount equal to the premium received by the Funds. Options are marked-to-market daily to reflect the current value of the option/swaption written.
The Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay a premium, which is an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.
The underlying face amounts of open option and swaption contracts at September 30, 2010 are listed in the Schedules of Investments.
Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of the Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contracts. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open futures contracts at September 30, 2010 are listed in the Schedules of Investments.

Transamerica Series Trust	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued)
At September 30, 2010
(unaudited)
Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds, with the exception of the Money Market, enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
The Funds sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that are subject to the asset coverage requirements of the 1940 Act. The Funds incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Funds must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.
The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with their short positions.

Transamerica Series Trust	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued)
At September 30, 2010
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Funds held no unsecured loan participations at September 30, 2010.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at September 30, 2010 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at September 30, 2010 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at September 30, 2010 are shown in the Schedules of Investments.
Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Series Trust	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued)
At September 30, 2010
(unaudited)
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	September 30, 2010 Form NQ

Notes to Schedules of Investments (continued)
At September 30, 2010
(unaudited)
Fair value measurements: (continued)
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees.
The hierarchy classification of inputs used to value the Funds’ investments, at September 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of each Fund’s Schedule of Investments.

Transamerica Series Trust	September 30, 2010 Form NQ

Item 1. Schedule of Investments.
The unaudited Schedules of Investments of Registrant as of September 30, 2010 are attached.
Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust (Registrant)
(Registrant)
	By:	/s/ John K. Carter
John K. Carter
Date: November 24, 2010		Chief Executive Officer
	Date:	November 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 24, 2010

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer
Date:	November 24, 2010